     As filed with the Securities and Exchange Commission on November 3, 2004
                                                      Registration No. 033-53344
                                                                       811-07282


                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.


                                    Form N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 17                   [ X ]
                                      and



                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                              Amendment No. 18                             [ X ]


                 NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT - II
                           (Exact Name of Registrant)

                           NEW YORK LIFE INSURANCE AND
                               ANNUITY CORPORATION
                               (Name of Depositor)

                   51 Madison Avenue, New York, New York 10010
               (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number: (212) 576-7000


                            Judy R. Bartlett, Esq.
                 New York Life Insurance and Annuity Corporation
                                1 Rockwood Road
                         Sleepy Hollow, New York 10591
                     (Name and Address of Agent for Service)


                                    Copy to:

   Richard Choi, Esq.                        Sheila K. Davidson, Esq.
   Foley & Lardner                           Senior Vice President
   3000 K Street                             and General Counsel
   Suite 500                                 New York Life Insurance Company
   Washington, DC 20097-5109                 51 Madison Avenue
                                             New York, New York  10010

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)


[X]   immediately upon filing pursuant to paragraph (b) of Rule 485.
[ ]   on ___________ pursuant to paragraph (b) of Rule 485.
[ ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]   on ___________ pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
      Units of interest in a separate account under variable annuity contracts.

                 LIFESTAGES(R) FLEXIBLE PREMIUM VARIABLE ANNUITY

                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT - I
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT - II
                 NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT - III

                       Supplement dated November 15, 2004
                       to the Prospectus dated May 1, 2004

      This supplement amends the May 1, 2004 Prospectus for the LifeStages(R) Flexible Premium Variable Annuity Policies ("Policies"). You should read this information carefully before you invest. This supplement is not valid unless it is read in conjunction with the May 1, 2004 Prospectus for the Policies. The terms we use in this supplement have the same meanings as in the Prospectus for the Policies.

      The purpose of this supplement is to describe a new Investment Division that will be available under the Policies as of November 15, 2004.

Keeping this in mind, please note the following.

1.    ADDITIONAL PORTFOLIO AVAILABLE NOVEMBER 15, 2004

      On the first page, add "Colonial Small Cap Value Fund, Variable Series - Class B" to the list of Investment Divisions.

      In the fifth paragraph on the same page, add "Liberty Variable Investment Trust" to the list of Funds.

      Throughout the Prospectus, all references to 35 Investment Divisions should be changed to refer to 36 Investment Divisions. All references to their being 69 Investment Divisions in the Separate Account should be changed to 70 Investment Divisions.

2.    EXAMPLES

      Add the following to the table on page 6 for policies investing in Separate Accounts-I and -II:

                                    Expenses if you annuitize your policy                 Expenses if you surrender your policy
                               ----------------------------------------------        -----------------------------------------------
Colonial Small Cap             1 yr        3 yr         5 yr          10 yr        1 yr        3 yr         5 yr         10 yr
Value Fund, Variable
Series - Class B
                               -------     ---------    ---------     ---------    -------     ---------    ---------    ---------
without EBB Rider              $480.50     $  978.08    $1,660.38     $3,393.04    $480.50     $1,444.40    $1,783.57    $3,393.04
                               -------     ---------    ---------     ---------    -------     ---------    ---------    ---------
with EBB Rider                 $510.01     $1,066.43    $1,804.80     $3,751.73    $510.01     $1,231.26    $1,926.16    $3,751.73
                               -------     ---------    ---------     ---------    -------     ---------    ---------    ---------

                                                    Expenses if you do not surrender
                                                              your policy

    Colonial Small Cap Value Fund,          1 yr        3 yr         5 yr          10 yr
    Variable Series, Class B                -------     ---------    ---------     ---------
    without EBB Rider                       $320.12     $  978.08    $1,660.38     $3,393.04
                                            -------     ---------    ---------     ---------
    with EBB Rider                          $350.10     $1,066.43    $1,804.80     $3,751.73
                                            -------     ---------    ---------     ---------


     Add the following to the table on page 9 for policies issued prior to June 2, 2003 investing in Separate Account-III:


                                   Expenses if you annuitize your policy                 Expenses if you surrender your policy
    Colonial Small Cap          1 yr        3 yr         5 yr          10 yr        1 yr        3 yr         5 yr         10 yr
    Value Fund, Variable
    Series, Class B
                                -------     ---------    ---------     ---------    -------     ---------    ---------    ---------
    without any riders          $480.50     $  978.08    $1,660.38     $3,393.03    $480.50     $1,444.40    $1,783.57    $3,393.03
                                -------     ---------    ---------     ---------    -------     ---------    ---------    ---------
    with EBB Rider              $510.00     $1,066.40    $1,804.77     $3,751.67    $510.00     $1,231.23    $1,926.13    $3,751.67
                                -------     ---------    ---------     ---------    -------     ---------    ---------    ---------

                                                    Expenses if you do not surrender
                                                              your policy
    Colonial Small Cap Value Fund,          1 yr        3 yr         5 yr          10 yr
    Variable Series, Class B
                                            -------     ---------    ---------     ---------
    without EBB Rider                       $320.12     $  978.08    $1,660.38     $3,393.03
                                            -------     ---------    ---------     ---------
    with EBB Rider                          $350.09     $1,066.40    $1,804.77     $3,751.67
                                            -------     ---------    ---------     ---------

3.   THE PORTFOLIOS

     On page 28 in the table under the heading "The Portfolios," add the following:


                   FUND                       INVESTMENT ADVISERS                ELIGIBLE PORTFOLIOS
                   ----                       -------------------                -------------------
     Liberty Variable Investment Trust  Columbia Management Advisors,     Colonial Small Cap Value Fund,
                                        Inc.                              Variable Series - Class B

                       ----------------------------------

                 New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                                51 Madison Avenue
                            New York, New York 10010

                              FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2003


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 41,182,422     $163,002,472     $ 27,986,326

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        129,643          515,529           91,179
    Administrative charges..................................         10,803           42,961            7,599
                                                               ------------     ------------     ------------
      Total net assets......................................   $ 41,041,976     $162,443,982     $ 27,887,548
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $ 41,041,976     $162,443,982     $ 27,887,548
                                                               ============     ============     ============
    Variable accumulation
      unit value............................................   $      16.52     $      20.77     $       1.34
                                                               ============     ============     ============
Identified Cost of Investment...............................   $ 40,852,662     $204,638,326     $ 27,987,561
                                                               ============     ============     ============


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          MID CAP         SMALL CAP
                                                                  CORE--          GROWTH--         GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  2,868,065     $  5,908,617     $  5,213,361

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................          7,975           15,335           14,694
    Administrative charges..................................            665            1,278            1,224
                                                               ------------     ------------     ------------
      Total net assets......................................   $  2,859,425     $  5,892,004     $  5,197,443
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $  2,859,425     $  5,892,004     $  5,197,443
                                                               ============     ============     ============
    Variable accumulation
      unit value............................................   $      10.91     $       9.67     $       9.60
                                                               ============     ============     ============
Identified Cost of Investment...............................   $  2,443,775     $  5,167,665     $  4,445,499
                                                               ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                                                                         MAINSTAY VP
                      MAINSTAY VP                       MAINSTAY VP       HIGH YIELD      MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP         EQUITY        MAINSTAY VP         GROWTH         CORPORATE         INDEXED       INTERNATIONAL
    CONVERTIBLE--       INCOME--       GOVERNMENT--       EQUITY--          BOND--          EQUITY--         EQUITY--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    ------------------------------------------------------------------------------------------------------------------
     $ 21,883,925     $  7,534,521     $ 47,721,618     $ 76,903,016     $150,740,156     $146,794,509     $  9,275,623

           66,260           21,980          155,786          243,704          461,057          460,613           28,149
            5,522            1,832           12,982           20,308           38,421           38,384            2,346
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 21,812,143     $  7,510,709     $ 47,552,850     $ 76,639,004     $150,240,678     $146,295,512     $  9,245,128
     ============     ============     ============     ============     ============     ============     ============
     $ 21,812,143     $  7,510,709     $ 47,552,850     $ 76,639,004     $150,240,678     $146,295,512     $  9,245,128
     ============     ============     ============     ============     ============     ============     ============
     $      16.87     $      10.67     $      16.87     $      23.48     $      20.73     $      26.03     $      15.22
     ============     ============     ============     ============     ============     ============     ============
     $ 22,597,949     $  6,826,145     $ 48,249,642     $ 97,629,095     $153,605,984     $152,289,844     $  8,786,932
     ============     ============     ============     ============     ============     ============     ============

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--         & GROWTH--        VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES
    --------------------------------------------------------------------------------------------------------------------
     $114,174,845     $ 52,338,421     $  4,813,315     $  2,657,193     $  8,515,381     $  2,281,476      $  9,821,860

          358,566          163,108           15,042            8,077           25,850            6,371            31,187
           29,881           13,592            1,253              673            2,154              531             2,599
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
     $113,786,398     $ 52,161,721     $  4,797,020     $  2,648,443     $  8,487,377     $  2,274,574      $  9,788,074
     ============     ============     ============     ============     ============     ============      ============
     $113,786,398     $ 52,161,721     $  4,797,020     $  2,648,443     $  8,487,377     $  2,274,574      $  9,788,074
     ============     ============     ============     ============     ============     ============      ============
     $      20.60     $      18.65     $      10.35     $      10.49     $      12.71     $       9.18      $       8.68
     ============     ============     ============     ============     ============     ============      ============
     $125,020,879     $ 54,486,124     $  5,095,615     $  2,646,022     $ 11,075,433     $  2,285,672      $ 13,730,746
     ============     ============     ============     ============     ============     ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2003


                                                                                 DREYFUS IP       FIDELITY(R)
                                                                 CALVERT         TECHNOLOGY           VIP
                                                                  SOCIAL          GROWTH--      CONTRAFUND(R)--
                                                                 BALANCED      INITIAL SHARES    INITIAL CLASS
                                                              -------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  3,397,825     $  1,943,348     $ 47,945,044

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         10,215            5,345          150,157
    Administrative charges..................................            852              445           12,513
                                                               ------------     ------------     ------------
      Total net assets......................................   $  3,386,758     $  1,937,558     $ 47,782,374
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $  3,386,758     $  1,937,558     $ 47,782,374
                                                               ============     ============     ============
    Variable accumulation
      unit value............................................   $      17.40     $       8.95     $      18.49
                                                               ============     ============     ============
Identified Cost of Investment...............................   $  3,788,927     $  1,831,929     $ 49,392,810
                                                               ============     ============     ============

                                                                                                  VAN KAMPEN
                                                                 T. ROWE                             UIF
                                                                  PRICE           VAN ECK          EMERGING
                                                                  EQUITY         WORLDWIDE         MARKETS
                                                                  INCOME            HARD           EQUITY--
                                                                PORTFOLIO          ASSETS          CLASS I
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 12,439,540     $  1,291,815     $  5,915,096

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         37,967            3,859           18,355
    Administrative charges..................................          3,164              322            1,530
                                                               ------------     ------------     ------------
      Total net assets......................................   $ 12,398,409     $  1,287,634     $  5,895,211
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................   $ 12,398,409     $  1,287,634     $  5,895,211
                                                               ============     ============     ============
    Variable accumulation
      unit value............................................   $      12.32     $      12.30     $      10.45
                                                               ============     ============     ============
Identified Cost of Investment...............................   $ 11,556,453     $    991,365     $  6,552,618
                                                               ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                                                        JANUS
                                        JANUS           ASPEN
     FIDELITY(R)     FIDELITY(R)        ASPEN          SERIES          MFS(R)
         VIP             VIP           SERIES         WORLDWIDE       INVESTORS        MFS(R)
       EQUITY-        MID CAP--      BALANCED--       GROWTH--          TRUST         RESEARCH
      INCOME--         SERVICE      INSTITUTIONAL   INSTITUTIONAL     SERIES--        SERIES--
    INITIAL CLASS      CLASS 2         SHARES          SHARES       INITIAL CLASS   INITIAL CLASS
    ---------------------------------------------------------------------------------------------
    $ 25,507,799    $    432,166    $ 54,381,299    $ 48,509,499    $  1,484,552    $  1,888,091

          79,949             759         173,092         156,208           4,677           5,879
           6,663              63          14,424          13,017             390             490
    ------------    ------------    ------------    ------------    ------------    ------------
    $ 25,421,187    $    431,344    $ 54,193,783    $ 48,340,274    $  1,479,485    $  1,881,722
    ============    ============    ============    ============    ============    ============
    $ 25,421,187    $    431,344    $ 54,193,783    $ 48,340,274    $  1,479,485    $  1,881,722
    ============    ============    ============    ============    ============    ============
    $      16.34    $      11.24    $      19.12    $      14.80    $       8.45    $       8.89
    ============    ============    ============    ============    ============    ============
    $ 25,674,079    $    404,240    $ 59,865,960    $ 78,164,416    $  1,668,598    $  2,668,774
    ============    ============    ============    ============    ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2003


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $  1,689,895     $    324,089     $    264,401
  Mortality and expense risk charges........................       (550,924)      (1,802,347)        (462,298)
  Administrative charges....................................        (45,910)        (150,196)         (38,525)
                                                               ------------     ------------     ------------
      Net investment income (loss)..........................      1,093,061       (1,628,454)        (236,422)
                                                               ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................     11,170,140       24,259,389       28,253,038
  Cost of investments sold..................................    (10,826,755)     (22,868,968)     (28,252,216)
                                                               ------------     ------------     ------------
      Net realized gain (loss) on investments...............        343,385        1,390,421              822
  Realized gain distribution received.......................      1,009,771               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     (1,030,122)      34,332,905           (2,632)
                                                               ------------     ------------     ------------
      Net gain (loss) on investments........................        323,034       35,723,326           (1,810)
                                                               ------------     ------------     ------------
        Net increase (decrease) in net assets resulting
          from operations...................................   $  1,416,095     $ 34,094,872     $   (238,232)
                                                               ============     ============     ============


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          MID CAP         SMALL CAP
                                                                  CORE--          GROWTH--         GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $     10,259     $         --     $         --
  Mortality and expense risk charges........................        (20,425)         (26,754)         (31,732)
  Administrative charges....................................         (1,702)          (2,229)          (2,644)
                                                               ------------     ------------     ------------
      Net investment income (loss)..........................        (11,868)         (28,983)         (34,376)
                                                               ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................        192,369          589,673          442,545
  Cost of investments sold..................................       (218,524)        (655,322)        (542,907)
                                                               ------------     ------------     ------------
      Net realized gain (loss) on investments...............        (26,155)         (65,649)        (100,362)
  Realized gain distribution received.......................             --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        568,863          880,219        1,050,172
                                                               ------------     ------------     ------------
      Net gain (loss) on investments........................        542,708          814,570          949,810
                                                               ------------     ------------     ------------
        Net increase (decrease) in net assets resulting
          from operations...................................   $    530,840     $    785,587     $    915,434
                                                               ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES


                      MAINSTAY VP                       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP         EQUITY        MAINSTAY VP         GROWTH          HIGH YIELD         INDEXED       INTERNATIONAL
    CONVERTIBLE--       INCOME--       GOVERNMENT--       EQUITY--      CORPORATE BOND--      EQUITY--         EQUITY--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------
     $    453,832     $     64,265     $  2,241,269     $    720,872      $  9,973,934      $  1,736,636     $    146,270
         (215,406)         (66,671)        (762,762)        (835,058)       (1,517,326)       (1,571,093)         (88,198)
          (17,950)          (5,556)         (63,563)         (69,588)         (126,444)         (130,924)          (7,350)
     ------------     ------------     ------------     ------------      ------------      ------------     ------------
          220,476           (7,962)       1,414,944         (183,774)        8,330,164            34,619           50,722
     ------------     ------------     ------------     ------------      ------------      ------------     ------------
        2,767,847        1,261,538       28,046,592       10,058,343         8,896,504        16,297,839          860,596
       (3,031,586)      (1,528,991)     (25,311,501)     (14,176,441)      (12,133,737)      (14,464,949)        (960,807)
     ------------     ------------     ------------     ------------      ------------      ------------     ------------
         (263,739)        (267,453)       2,735,091       (4,118,098)       (3,237,233)        1,832,890         (100,211)
               --               --               --               --                --                --               --
        3,524,221        1,715,018       (3,907,852)      19,870,732        32,041,795        29,364,025        2,001,057
     ------------     ------------     ------------     ------------      ------------      ------------     ------------
        3,260,482        1,447,565       (1,172,761)      15,752,634        28,804,562        31,196,915        1,900,846
     ------------     ------------     ------------     ------------      ------------      ------------     ------------
     $  3,480,958     $  1,439,603     $    242,183     $ 15,568,860      $ 37,134,726      $ 31,231,534     $  1,951,568
     ============     ============     ============     ============      ============      ============     ============

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--         & GROWTH--        VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------
     $  1,989,404     $    707,248     $     60,282     $     18,626     $     13,022     $         --      $         --
       (1,316,504)        (553,027)         (48,464)         (25,577)         (88,293)         (18,090)         (100,303)
         (109,709)         (46,086)          (4,039)          (2,131)          (7,358)          (1,508)           (8,358)
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
          563,191          108,135            7,779           (9,082)         (82,629)         (19,598)         (108,661)
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
       17,977,045        6,764,428          716,579          456,975        1,438,105          367,557         1,640,022
      (16,653,502)      (8,939,587)        (970,676)        (578,192)      (2,732,939)        (616,257)       (5,203,588)
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
        1,323,543       (2,175,159)        (254,097)        (121,217)      (1,294,834)        (248,700)       (3,563,566)
               --               --               --               --               --               --                --
       16,396,192       12,859,719        1,227,678          642,706        3,090,817          716,600         6,519,650
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
       17,719,735       10,684,560          973,581          521,489        1,795,983          467,900         2,956,084
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
     $ 18,282,926     $ 10,792,695     $    981,360     $    512,407     $  1,713,354     $    448,302      $  2,847,423
     ============     ============     ============     ============     ============     ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2003


                                                                                 DREYFUS IP       FIDELITY(R)
                                                                 CALVERT         TECHNOLOGY           VIP
                                                                  SOCIAL          GROWTH--      CONTRAFUND(R)--
                                                                 BALANCED      INITIAL SHARES    INITIAL CLASS
                                                              -------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $     60,333     $         --     $    197,079
  Mortality and expense risk charges........................        (32,731)         (11,909)        (499,161)
  Administrative charges....................................         (2,728)            (993)         (41,597)
                                                               ------------     ------------     ------------
      Net investment income (loss)..........................         24,874          (12,902)        (343,679)
                                                               ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................        506,688        1,231,729        4,453,109
  Cost of investments sold..................................       (677,704)      (1,035,943)      (4,787,329)
                                                               ------------     ------------     ------------
      Net realized gain (loss) on investments...............       (171,016)         195,786         (334,220)
  Realized gain distribution received.......................             --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        599,104          173,000       10,766,460
                                                               ------------     ------------     ------------
      Net gain (loss) on investments........................        428,088          368,786       10,432,240
                                                               ------------     ------------     ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $    452,962     $    355,884     $ 10,088,561
                                                               ============     ============     ============

                                                                                                  VAN KAMPEN
                                                                                                     UIF
                                                              T. ROWE PRICE       VAN ECK          EMERGING
                                                                  EQUITY         WORLDWIDE         MARKETS
                                                                  INCOME            HARD           EQUITY--
                                                                PORTFOLIO          ASSETS          CLASS I
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    177,422     $      4,908     $         --
  Mortality and expense risk charges........................       (122,858)         (11,657)         (53,198)
  Administrative charges....................................        (10,238)            (971)          (4,433)
                                                               ------------     ------------     ------------
      Net investment income (loss)..........................         44,326           (7,720)         (57,631)
                                                               ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      1,823,048          427,606          615,292
  Cost of investments sold..................................     (2,158,021)        (480,029)      (1,247,463)
                                                               ------------     ------------     ------------
      Net realized gain (loss) on investments...............       (334,973)         (52,423)        (632,171)
  Realized gain distribution received.......................             --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      2,553,457          416,873        2,529,389
                                                               ------------     ------------     ------------
      Net gain (loss) on investments........................      2,218,484          364,450        1,897,218
                                                               ------------     ------------     ------------
        Net increase (decrease) in net assets resulting from
          operations........................................   $  2,262,810     $    356,730     $  1,839,587
                                                               ============     ============     ============

(a) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                                                                             JANUS ASPEN
        FIDELITY(R)            FIDELITY(R)            JANUS ASPEN               SERIES                 MFS(R)
            VIP                    VIP                   SERIES               WORLDWIDE              INVESTORS
      EQUITY-INCOME--           MID CAP--              BALANCED--              GROWTH--            TRUST SERIES--
       INITIAL CLASS        SERVICE CLASS 2(A)    INSTITUTIONAL SHARES   INSTITUTIONAL SHARES      INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------
        $    410,121           $         --           $  1,194,176           $    497,368           $      8,297
            (263,502)                  (737)              (664,320)              (541,825)               (15,853)
             (21,959)                   (61)               (55,360)               (45,152)                (1,321)
        ------------           ------------           ------------           ------------           ------------
             124,660                   (798)               474,496                (89,609)                (8,877)
        ------------           ------------           ------------           ------------           ------------
           4,068,941                    773             11,920,792              8,663,117                390,597
          (5,274,113)                  (737)           (12,929,704)           (11,224,964)              (581,054)
        ------------           ------------           ------------           ------------           ------------
          (1,205,172)                    36             (1,008,912)            (2,561,847)              (190,457)
                  --                     --                     --                     --                     --
           6,729,620                 27,926              7,035,517             11,845,245                438,026
        ------------           ------------           ------------           ------------           ------------
           5,524,448                 27,962              6,026,605              9,283,398                247,569
        ------------           ------------           ------------           ------------           ------------
        $  5,649,108           $     27,164           $  6,501,101           $  9,193,789           $    238,692
        ============           ============           ============           ============           ============


            MFS(R)
      RESEARCH SERIES--
        INITIAL CLASS
     --------------------
         $     11,504
              (20,671)
               (1,722)
         ------------
              (10,889)
         ------------
              349,694
             (726,070)
         ------------
             (376,376)
                   --
              746,507
         ------------
              370,131
         ------------
         $    359,242
         ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2003
and December 31, 2002


                                                              MAINSTAY VP                     MAINSTAY VP
                                                                BOND--                  CAPITAL APPRECIATION--
                                                             INITIAL CLASS                   INITIAL CLASS
                                                     -----------------------------   -----------------------------
                                                         2003            2002            2003            2002
                                                     -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $   1,093,061   $   1,401,497   $  (1,628,454)  $  (2,417,435)
    Net realized gain (loss) on investments........        343,385         (26,615)      1,390,421       8,919,312
    Realized gain distribution received............      1,009,771          40,868              --              --
    Change in unrealized appreciation
      (depreciation) on investments................     (1,030,122)      2,091,289      34,332,905     (85,168,424)
                                                     -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets
        resulting from operations..................      1,416,095       3,507,039      34,094,872     (78,666,547)
                                                     -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners............      1,357,010         938,769       2,118,256       2,618,446
    Policyowners' surrenders.......................     (4,254,800)     (5,258,931)    (12,950,513)    (15,410,691)
    Policyowners' annuity and death benefits.......     (1,101,341)       (874,962)     (1,546,322)     (2,408,482)
    Net transfers from (to) Fixed Account..........     (1,067,098)     (1,131,173)     (2,104,127)     (5,300,385)
    Transfers between Investment Divisions.........     (1,923,424)      1,582,668      (5,705,934)    (12,826,127)
                                                     -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)..........     (6,989,653)     (4,743,629)    (20,188,640)    (33,327,239)
                                                     -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....         (4,196)         (8,842)        (84,658)        225,789
                                                     -------------   -------------   -------------   -------------
        Increase (decrease) in net assets..........     (5,577,754)     (1,245,432)     13,821,574    (111,767,997)
NET ASSETS:
    Beginning of year..............................     46,619,730      47,865,162     148,622,408     260,390,405
                                                     -------------   -------------   -------------   -------------
    End of year....................................  $  41,041,976   $  46,619,730   $ 162,443,982   $ 148,622,408
                                                     =============   =============   =============   =============

                                                                                              MAINSTAY VP
                                                              MAINSTAY VP                     HIGH YIELD
                                                            GROWTH EQUITY--                CORPORATE BOND--
                                                             INITIAL CLASS                   INITIAL CLASS
                                                     -----------------------------   -----------------------------
                                                         2003            2002            2003            2002
                                                     -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...................  $    (183,774)  $    (417,392)  $   8,330,164   $   9,455,044
    Net realized gain (loss) on investments........     (4,118,098)     (2,925,971)     (3,237,233)    (14,142,298)
    Realized gain distribution received............             --              --              --              --
    Change in unrealized appreciation
      (depreciation) on investments................     19,870,732     (23,584,652)     32,041,795       4,474,333
                                                     -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets
        resulting from operations..................     15,568,860     (26,928,015)     37,134,726        (212,921)
                                                     -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners............        790,394       1,086,568       3,114,313       1,793,212
    Policyowners' surrenders.......................     (4,940,172)     (6,047,007)     (9,190,521)    (10,934,318)
    Policyowners' annuity and death benefits.......       (971,274)       (729,369)     (2,535,077)     (2,059,770)
    Net transfers from (to) Fixed Account..........       (681,570)     (2,633,597)     (1,027,967)     (3,751,113)
    Transfers between Investment Divisions.........     (2,663,717)     (7,171,516)     18,402,772      (2,681,696)
                                                     -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)..........     (8,466,339)    (15,494,921)      8,763,520     (17,633,685)
                                                     -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York
      Life Insurance and Annuity Corporation
      charges retained by the Separate Account.....        (38,842)         87,487        (109,642)         10,275
                                                     -------------   -------------   -------------   -------------
        Increase (decrease) in net assets..........      7,063,679     (42,335,449)     45,788,604     (17,836,331)
NET ASSETS:
    Beginning of year..............................     69,575,325     111,910,774     104,452,074     122,288,405
                                                     -------------   -------------   -------------   -------------
    End of year....................................  $  76,639,004   $  69,575,325   $ 150,240,678   $ 104,452,074
                                                     =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES


                                             MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP
             MAINSTAY VP                    CONVERTIBLE--                  EQUITY INCOME--                  GOVERNMENT--
           CASH MANAGEMENT                  INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003            2002            2003            2002            2003            2002            2003            2002
    -----------------------------------------------------------------------------------------------------------------------------
    $    (236,422)  $      21,054   $     220,476   $     233,949   $      (7,962)  $     (11,623)  $   1,414,944   $   1,208,006
              822           1,440        (263,739)       (555,446)       (267,453)       (185,147)      2,735,091         551,695
               --             274              --              --              --              --              --              --
           (2,632)          1,243       3,524,221      (1,377,172)      1,715,018      (1,086,330)     (3,907,852)      2,712,651
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
         (238,232)         24,011       3,480,958      (1,698,669)      1,439,603      (1,283,100)        242,183       4,472,352
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          974,094       1,356,428         628,807         207,598         158,544         271,344       1,506,369       1,203,045
       (7,911,617)    (13,462,865)     (1,967,434)     (1,294,900)       (527,037)       (443,485)     (5,611,789)     (5,901,975)
         (938,683)       (655,239)       (342,674)       (135,433)         (3,985)        (21,368)     (1,479,372)     (1,331,904)
       (7,623,486)     (7,376,600)       (138,248)       (491,592)        (47,803)       (228,637)     (1,997,131)     (1,465,574)
       (3,364,281)     14,566,601       4,527,117         874,210       1,405,342       4,226,042     (14,608,077)     21,388,470
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
      (18,863,973)     (5,571,675)      2,707,568        (840,117)        985,061       3,803,896     (22,190,000)     13,892,062
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
             (706)         (1,748)         (8,380)          5,853          (2,945)          3,897            (593)        (13,057)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
      (19,102,911)     (5,549,412)      6,180,146      (2,532,933)      2,421,719       2,524,693     (21,948,410)     18,351,357
       46,990,459      52,539,871      15,631,997      18,164,930       5,088,990       2,564,297      69,501,260      51,149,903
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  27,887,548   $  46,990,459   $  21,812,143   $  15,631,997   $   7,510,709   $   5,088,990   $  47,552,850   $  69,501,260
    =============   =============   =============   =============   =============   =============   =============   =============


             MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP
          INDEXED EQUITY--             INTERNATIONAL EQUITY--              MID CAP CORE--                 MID CAP GROWTH--
            INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003            2002            2003            2002            2003            2002            2003            2002
    -----------------------------------------------------------------------------------------------------------------------------
    $      34,619   $    (234,763)  $      50,722   $         (29)  $     (11,868)  $      (9,881)  $     (28,983)  $      (8,519)
        1,832,890       7,285,278        (100,211)       (164,296)        (26,155)       (129,727)        (65,649)       (112,839)
               --         534,755              --              --              --              --              --              --
       29,364,025     (52,282,476)      2,001,057        (311,275)        568,863        (158,134)        880,219        (147,720)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       31,231,534     (44,697,206)      1,951,568        (475,600)        530,840        (297,742)        785,587        (269,078)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        2,025,563       2,262,868          99,698         122,194         137,025          81,166         247,129          30,677
       (9,747,329)    (12,918,577)       (535,855)       (614,391)        (76,799)        (88,456)        (66,330)        (20,141)
       (2,162,283)     (1,717,328)        (82,487)           (663)             --          (7,187)             --          (4,972)
       (1,806,340)     (5,671,158)        (52,129)       (251,792)         (8,293)       (134,271)         18,777         (76,024)
         (910,351)     (8,533,948)      1,022,959         284,908       1,028,259       1,307,623       4,226,525         742,293
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
      (12,600,740)    (26,578,143)        452,186        (459,744)      1,080,192       1,158,875       4,426,101         671,833
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          (77,777)        153,665          (5,292)          2,898          (1,147)            645          (1,411)            674
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       18,553,017     (71,121,684)      2,398,462        (932,446)      1,609,885         861,778       5,210,277         403,429
      127,742,495     198,864,179       6,846,666       7,779,112       1,249,540         387,762         681,727         278,298
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $ 146,295,512   $ 127,742,495   $   9,245,128   $   6,846,666   $   2,859,425   $   1,249,540   $   5,892,004   $     681,727
    =============   =============   =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2003
and December 31, 2002

                                                                    MAINSTAY VP
                                                                     SMALL CAP                        MAINSTAY VP
                                                                      GROWTH--                       TOTAL RETURN--
                                                                   INITIAL CLASS                     INITIAL CLASS
                                                           ------------------------------    ------------------------------
                                                               2003             2002             2003             2002
                                                           ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................   $     (34,376)   $     (15,854)   $     563,191    $   1,234,255
    Net realized gain (loss) on investments.............        (100,362)         (45,730)       1,323,543        6,132,027
    Realized gain distribution received.................              --               --               --               --
    Change in unrealized appreciation (depreciation) on
      investments.......................................       1,050,172         (347,983)      16,396,192      (35,381,592)
                                                           -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets resulting
        from operations.................................         915,434         (409,567)      18,282,926      (28,015,310)
                                                           -------------    -------------    -------------    -------------
  Contributions and (Withdrawals):
    Payments received from policyowners.................         132,698           55,762          920,228        1,069,707
    Policyowners' surrenders............................        (120,837)         (47,021)     (10,738,157)     (12,591,232)
    Policyowners' annuity and death benefits............              --          (10,689)      (1,923,722)      (2,330,011)
    Net transfers from (to) Fixed Account...............          (5,129)         (84,683)      (1,529,645)      (4,902,947)
    Transfers between Investment Divisions..............       2,895,797        1,151,129       (1,118,438)      (6,979,876)
                                                           -------------    -------------    -------------    -------------
      Net contributions and (withdrawals)...............       2,902,529        1,064,498      (14,389,734)     (25,734,359)
                                                           -------------    -------------    -------------    -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................          (1,863)           1,099          (46,473)          82,710
                                                           -------------    -------------    -------------    -------------
        Increase (decrease) in net assets...............       3,816,100          656,030        3,846,719      (53,666,959)
NET ASSETS:
    Beginning of year...................................       1,381,343          725,313      109,939,679      163,606,638
                                                           -------------    -------------    -------------    -------------
    End of year.........................................   $   5,197,443    $   1,381,343    $ 113,786,398    $ 109,939,679
                                                           =============    =============    =============    =============

                                                                    MAINSTAY VP                      ALGER AMERICAN
                                                                    LORD ABBETT                          SMALL
                                                                DEVELOPING GROWTH--                 CAPITALIZATION--
                                                                   INITIAL CLASS                     CLASS O SHARES
                                                           ------------------------------    ------------------------------
                                                               2003             2002             2003             2002
                                                           --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................   $     (19,598)   $     (20,526)   $    (108,661)   $    (124,201)
    Net realized gain (loss) on investments.............        (248,700)        (384,540)      (3,563,566)      (6,639,592)
    Realized gain distribution received.................              --               --               --               --
    Change in unrealized appreciation (depreciation) on
      investments.......................................         716,600         (170,988)       6,519,650        3,590,970
                                                           -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets resulting
        from operations.................................         448,302         (576,054)       2,847,423       (3,172,823)
                                                           -------------    -------------    -------------    -------------
  Contributions and (Withdrawals):
    Payments received from policyowners.................          84,580           29,218          207,478          223,687
    Policyowners' surrenders............................         (68,887)        (260,579)        (736,622)        (806,391)
    Policyowners' annuity and death benefits............              --          (10,999)         (68,590)         (74,702)
    Net transfers from (to) Fixed Account...............            (919)         (48,218)         (21,768)        (114,467)
    Transfers between Investment Divisions..............         662,198         (116,176)        (184,712)        (344,233)
                                                           -------------    -------------    -------------    -------------
      Net contributions and (withdrawals)...............         676,972         (406,754)        (804,214)      (1,116,106)
                                                           -------------    -------------    -------------    -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................            (931)           1,768           (7,357)          10,178
                                                           -------------    -------------    -------------    -------------
        Increase (decrease) in net assets...............       1,124,343         (981,040)       2,035,852       (4,278,751)
NET ASSETS:
    Beginning of year...................................       1,150,231        2,131,271        7,752,222       12,030,973
                                                           -------------    -------------    -------------    -------------
    End of year.........................................   $   2,274,574    $   1,150,231    $   9,788,074    $   7,752,222
                                                           =============    =============    =============    =============

   The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

                                                                                                             MAINSTAY VP
                                             MAINSTAY VP                     MAINSTAY VP                     EAGLE ASSET
             MAINSTAY VP                  AMERICAN CENTURY                  DREYFUS LARGE                    MANAGEMENT
               VALUE--                    INCOME & GROWTH--                COMPANY VALUE--                 GROWTH EQUITY--
            INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003            2002            2003            2002            2003            2002            2003            2002
    ---------------------------------------------------------------------------------------------------------------------
    $     108,135   $      (9,348)  $       7,779   $     (13,594)  $      (9,082)  $     (21,174)  $     (82,629)  $    (124,308)
       (2,175,159)     (1,760,692)       (254,097)       (282,036)       (121,217)       (211,848)     (1,294,834)     (2,797,747)
               --          93,949              --              --              --              --              --              --
       12,859,719     (13,009,571)      1,227,678        (795,606)        642,706        (553,321)      3,090,817        (621,322)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       10,792,695     (14,685,662)        981,360      (1,091,236)        512,407        (786,343)      1,713,354      (3,543,377)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          707,705         962,044          51,500          74,008          60,564          65,270         161,122         159,982
       (3,706,445)     (4,156,935)       (277,456)       (331,600)       (240,627)       (255,434)       (680,886)       (814,219)
         (475,193)       (606,667)        (12,021)        (87,075)        (51,048)         (8,523)        (74,577)       (162,599)
         (454,176)     (1,502,689)        (57,181)       (130,744)         (1,482)        (95,799)        (85,278)       (375,597)
         (460,716)     (2,008,393)        343,446        (204,798)        296,474         (77,014)        290,969      (1,172,688)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       (4,388,825)     (7,312,640)         48,288        (680,209)         63,881        (371,500)       (388,650)     (2,365,121)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          (24,535)         53,053          (2,388)          4,008          (1,221)          2,543          (4,039)         11,655
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        6,379,335     (21,945,249)      1,027,260      (1,767,437)        575,067      (1,155,300)      1,320,665      (5,896,843)
       45,782,386      67,727,635       3,769,760       5,537,197       2,073,376       3,228,676       7,166,712      13,063,555
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  52,161,721   $  45,782,386   $   4,797,020   $   3,769,760   $   2,648,443   $   2,073,376   $   8,487,377   $   7,166,712
    =============   =============   =============   =============   =============   =============   =============   =============

                                             DREYFUS IP                      FIDELITY(R)                     FIDELITY(R)
               CALVERT                       TECHNOLOGY                          VIP                             VIP
               SOCIAL                         GROWTH--                     CONTRAFUND(R)--                 EQUITY-INCOME--
              BALANCED                     INITIAL SHARES                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003            2002            2003            2002            2003            2002            2003            2002
    ---------------------------------------------------------------------------------------------------------------------
    $      24,874   $      38,179   $     (12,902)  $      (6,457)  $    (343,679)  $    (199,020)  $     124,660   $     134,114
         (171,016)       (228,901)        195,786        (186,529)       (334,220)       (314,893)     (1,205,172)     (1,477,409)
               --              --              --              --              --              --              --         644,542
          599,104        (265,681)        173,000         (72,727)     10,766,460      (4,590,115)      6,729,620      (4,659,373)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          452,962        (456,403)        355,884        (265,713)     10,088,561      (5,104,028)      5,649,108      (5,358,126)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          161,831          35,928         105,694          37,762         805,869         673,112         568,389         366,630
         (182,692)       (172,612)        (11,263)         (5,746)     (2,836,306)     (2,710,906)     (1,734,131)     (1,737,290)
          (54,342)       (107,842)             --              --        (395,017)       (360,568)       (599,825)       (490,656)
          (55,309)        (74,429)         (4,916)        (32,086)       (404,745)     (1,075,220)       (261,847)     (1,048,590)
          419,857         (65,404)        898,421         598,574         589,678      (1,236,871)        119,037         (80,971)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          289,345        (384,359)        987,936         598,504      (2,240,521)     (4,710,453)     (1,908,377)     (2,990,877)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
           (1,081)          1,444            (767)            582         (25,796)         19,375         (13,869)         20,784
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          741,226        (839,318)      1,343,053         333,373       7,822,244      (9,795,106)      3,726,862      (8,328,219)
        2,645,532       3,484,850         594,505         261,132      39,960,130      49,755,236      21,694,325      30,022,544
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $   3,386,758   $   2,645,532   $   1,937,558   $     594,505   $  47,782,374   $  39,960,130   $  25,421,187   $  21,694,325
    =============   =============   =============   =============   =============   =============   =============   =============

   The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2003
and December 31, 2002

                                                             FIDELITY(R)               JANUS ASPEN
                                                                 VIP                      SERIES
                                                              MID CAP--                 BALANCED--
                                                           SERVICE CLASS 2         INSTITUTIONAL SHARES
                                                           ---------------    ------------------------------
                                                               2003(a)            2003             2002
                                                           -------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................    $        (798)    $     474,496    $     694,444
    Net realized gain (loss) on investments.............               36        (1,008,912)         952,904
    Realized gain distribution received.................               --                --               --
    Change in unrealized appreciation (depreciation) on
      investments.......................................           27,926         7,035,517       (6,899,548)
                                                            -------------     -------------    -------------
      Net increase (decrease) in net assets resulting
        from operations.................................           27,164         6,501,101       (5,252,200)
                                                            -------------     -------------    -------------
  Contributions and (Withdrawals):
    Payments received from policyowners.................              392         1,102,414          958,572
    Policyowners' surrenders............................             (973)       (4,973,503)      (5,728,276)
    Policyowners' annuity and death benefits............               --        (1,101,449)        (497,320)
    Net transfers from (to) Fixed Account...............            1,614          (684,415)      (2,096,728)
    Transfers between Investment Divisions..............          403,183        (3,819,140)        (627,498)
                                                            -------------     -------------    -------------
      Net contributions and (withdrawals)...............          404,216        (9,476,093)      (7,991,250)
                                                            -------------     -------------    -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................              (36)          (16,398)          19,748
                                                            -------------     -------------    -------------
        Increase (decrease) in net assets...............          431,344        (2,991,390)     (13,223,702)
NET ASSETS:
    Beginning of year...................................               --        57,185,173       70,408,875
                                                            -------------     -------------    -------------
    End of year.........................................    $     431,344     $  54,193,783    $  57,185,173
                                                            =============     =============    =============

                                                                     VAN ECK                        VAN KAMPEN
                                                                    WORLDWIDE                          UIF
                                                                       HARD                      EMERGING MARKETS
                                                                      ASSETS                     EQUITY--CLASS I
                                                           ----------------------------    ----------------------------
                                                               2003            2002            2003            2002
                                                           ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................   $     (7,720)   $     (9,415)   $    (57,631)   $    (62,491)
    Net realized gain (loss) on investments.............        (52,423)       (122,751)       (632,171)       (708,194)
    Realized gain distribution received.................             --              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments.......................................        416,873         (85,144)      2,529,389         230,489
                                                           ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets resulting
        from operations.................................        356,730        (217,310)      1,839,587        (540,196)
                                                           ------------    ------------    ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners.................         18,481          39,913          84,683          98,839
    Policyowners' surrenders............................        (22,633)        (80,457)       (305,834)       (294,848)
    Policyowners' annuity and death benefits............        (18,964)             --         (47,933)        (33,263)
    Net transfers from (to) Fixed Account...............        (65,282)        (57,458)        (13,865)        (67,620)
    Transfers between Investment Divisions..............         53,492         830,934         392,539         (20,619)
                                                           ------------    ------------    ------------    ------------
      Net contributions and (withdrawals)...............        (34,906)        732,932         109,590        (317,511)
                                                           ------------    ------------    ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................           (933)            798          (4,633)          1,690
                                                           ------------    ------------    ------------    ------------
        Increase (decrease) in net assets...............        320,891         516,420       1,944,544        (856,017)
NET ASSETS:
    Beginning of year...................................        966,743         450,323       3,950,667       4,806,684
                                                           ------------    ------------    ------------    ------------
    End of year.........................................   $  1,287,634    $    966,743    $  5,895,211    $  3,950,667
                                                           ============    ============    ============    ============

(a) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES

          JANUS ASPEN
            SERIES
           WORLDWIDE                   MFS(R) INVESTORS                   MFS(R)                     T. ROWE PRICE
           GROWTH--                     TRUST SERIES--               RESEARCH SERIES--               EQUITY INCOME
     INSTITUTIONAL SHARES                INITIAL CLASS                 INITIAL CLASS                   PORTFOLIO
-------------------------------   ---------------------------   ---------------------------   ---------------------------
        2003           2002           2003           2002           2003           2002           2003           2002
    ---------------------------------------------------------------------------------------------------------------------
    $    (89,609)  $   (256,907)  $     (8,877)  $    (12,497)  $    (10,889)  $    (24,015)  $     44,326   $     34,843
      (2,561,847)       (30,997)      (190,457)      (220,278)      (376,376)      (742,264)      (334,973)      (377,385)
              --             --             --             --             --             --             --         12,287
      11,845,245    (18,693,223)       438,026       (212,203)       746,507         32,010      2,553,457     (1,513,847)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       9,193,789    (18,981,127)       238,692       (444,978)       359,242       (734,269)     2,262,810     (1,844,102)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         712,397      1,099,486         33,153         48,349         29,555         56,788        232,632        202,459
      (3,130,683)    (3,704,848)      (150,195)      (170,654)      (140,623)      (130,681)      (692,971)      (826,856)
        (434,608)      (614,543)       (10,701)       (18,246)       (18,307)       (81,354)      (110,885)      (163,779)
        (551,040)    (1,450,882)       (41,968)       (67,675)       (11,380)       (47,711)       (56,802)      (412,326)
      (4,206,750)    (4,631,282)        55,585       (150,555)       (69,633)      (408,004)     1,001,507      1,784,216
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (7,610,684)    (9,302,069)      (114,126)      (358,781)      (210,388)      (610,962)       373,481        583,714
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (23,270)        63,850           (597)         1,538           (876)         2,530         (5,467)         8,150
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,559,835    (28,219,346)       123,969       (802,221)       147,978     (1,342,701)     2,630,824     (1,252,238)
      46,780,439     74,999,785      1,355,516      2,157,737      1,733,744      3,076,445      9,767,585     11,019,823
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 48,340,274   $ 46,780,439   $  1,479,485   $  1,355,516   $  1,881,722   $  1,733,744   $ 12,398,409   $  9,767,585
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2003


                                                                               MAINSTAY VP
                                                             MAINSTAY VP         CAPITAL         MAINSTAY VP
                                                               BOND--        APPRECIATION--         CASH
                                                            INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                                                           ---------------------------------------------------
ASSETS:
  Investment at net asset value..........................    $38,739,432      $191,425,511       $32,112,983

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges...................        120,768           600,560           102,694
    Administrative charges...............................         10,064            50,047             8,558
                                                             -----------      ------------       -----------
      Total net assets...................................    $38,608,600      $190,774,904       $32,001,731
                                                             ===========      ============       ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners.............................    $38,608,600      $190,774,904       $32,001,731
                                                             ===========      ============       ===========
    Variable accumulation
      unit value.........................................    $     16.52      $      20.77       $      1.34
                                                             ===========      ============       ===========
Identified Cost of Investment............................    $38,494,936      $224,075,421       $32,114,028
                                                             ===========      ============       ===========


                                                             MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                                               MID CAP           MID CAP          SMALL CAP
                                                               CORE--           GROWTH--          GROWTH--
                                                            INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                                           ---------------------------------------------------
ASSETS:
  Investment at net asset value..........................    $2,814,430        $4,938,860        $4,784,617

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges...................         8,229            12,903            13,028
    Administrative charges...............................           686             1,075             1,086
                                                             ----------        ----------        ----------
      Total net assets...................................    $2,805,515        $4,924,882        $4,770,503
                                                             ==========        ==========        ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners.............................    $2,805,515        $4,924,882        $4,770,503
                                                             ==========        ==========        ==========
    Variable accumulation
      unit value.........................................    $    10.93        $     9.85        $     9.77
                                                             ==========        ==========        ==========
Identified Cost of Investment............................    $2,360,349        $4,359,191        $4,148,639
                                                             ==========        ==========        ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES


                      MAINSTAY VP                       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
     MAINSTAY VP         EQUITY        MAINSTAY VP         GROWTH          HIGH YIELD         INDEXED        INTERNATIONAL
    CONVERTIBLE--       INCOME--       GOVERNMENT--       EQUITY--      CORPORATE BOND--      EQUITY--         EQUITY--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    -----------------------------------------------------------------------------------------------------------------------
     $17,717,258       $8,155,798      $40,156,345      $ 89,905,050      $108,667,058      $171,669,312      $8,173,837

          52,327           24,024          127,016           283,134           332,074           537,902          24,848
           4,360            2,002           10,585            23,595            27,673            44,825           2,071
     -----------       ----------      -----------      ------------      ------------      ------------      ----------
     $17,660,571       $8,129,772      $40,018,744      $ 89,598,321      $108,307,311      $171,086,585      $8,146,918
     ===========       ==========      ===========      ============      ============      ============      ==========
     $17,660,571       $8,129,772      $40,018,744      $ 89,598,321      $108,307,311      $171,086,585      $8,146,918
     ===========       ==========      ===========      ============      ============      ============      ==========
     $     16.83       $    10.52      $     16.87      $      23.48      $      20.71      $      26.03      $    15.23
     ===========       ==========      ===========      ============      ============      ============      ==========
     $18,380,335       $7,380,946      $40,505,256      $112,896,152      $112,815,702      $177,173,845      $7,849,460
     ===========       ==========      ===========      ============      ============      ============      ==========

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--         & GROWTH--        VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------
     $122,265,528     $56,444,816       $5,397,116       $3,660,726      $10,429,338       $2,784,932       $10,778,382

          380,356         175,479           16,722           11,205           31,852            8,279            33,783
           31,697          14,623            1,393              934            2,654              690             2,815
     ------------     -----------       ----------       ----------      -----------       ----------       -----------
     $121,853,475     $56,254,714       $5,379,001       $3,648,587      $10,394,832       $2,775,963       $10,741,784
     ============     ===========       ==========       ==========      ===========       ==========       ===========
     $121,853,475     $56,254,714       $5,379,001       $3,648,587      $10,394,832       $2,775,963       $10,741,784
     ============     ===========       ==========       ==========      ===========       ==========       ===========
     $      20.60     $     18.71       $    10.35       $    10.63      $     12.82       $     9.20       $      8.68
     ============     ===========       ==========       ==========      ===========       ==========       ===========
     $130,934,126     $59,114,630       $5,769,761       $3,670,712      $14,740,002       $2,970,887       $19,014,060
     ============     ===========       ==========       ==========      ===========       ==========       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2003

                                                                                DREYFUS IP        FIDELITY(R)
                                                              CALVERT           TECHNOLOGY            VIP
                                                               SOCIAL            GROWTH--       CONTRAFUND(R)--
                                                              BALANCED        INITIAL SHARES     INITIAL CLASS
                                                          ------------------------------------------------------
ASSETS:
  Investment at net asset value.........................    $  5,297,227       $  2,586,794       $ 65,357,024

LIABILITIES:
  Liability to New York Life Insurance and Annuity Corporation for:
    Mortality and expense risk charges..................          16,039              6,869            205,049
    Administrative charges..............................           1,337                573             17,088
                                                            ------------       ------------       ------------
      Total net assets..................................    $  5,279,851       $  2,579,352       $ 65,134,887
                                                            ============       ============       ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners............................    $  5,279,851       $  2,579,352       $ 65,134,887
                                                            ============       ============       ============
    Variable accumulation
      unit value........................................    $      17.42       $       8.69       $      18.13
                                                            ============       ============       ============
Identified Cost of Investment...........................    $  5,879,216       $  2,239,852       $ 65,773,494
                                                            ============       ============       ============

                                                                                                   VAN KAMPEN
                                                                                                      UIF
                                                           T. ROWE PRICE         VAN ECK            EMERGING
                                                               EQUITY           WORLDWIDE           MARKETS
                                                               INCOME              HARD             EQUITY--
                                                             PORTFOLIO            ASSETS            CLASS I
                                                          ------------------------------------------------------
ASSETS:
  Investment at net asset value.........................    $ 12,622,315       $  1,555,670       $  6,789,914

LIABILITIES:
  Liability to New York Life Insurance and Annuity Corporation for:
    Mortality and expense risk charges..................          38,067              4,881             21,409
    Administrative charges..............................           3,172                407              1,784
                                                            ------------       ------------       ------------
      Total net assets..................................    $ 12,581,076       $  1,550,382       $  6,766,721
                                                            ============       ============       ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners............................    $ 12,581,076       $  1,550,382       $  6,766,721
                                                            ============       ============       ============
    Variable accumulation
      unit value........................................    $      12.41       $      12.49       $      10.53
                                                            ============       ============       ============
Identified Cost of Investment...........................    $ 11,709,277       $  1,129,761       $  7,847,679
                                                            ============       ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

      FIDELITY(R)                                                       JANUS ASPEN
          VIP             FIDELITY(R)            JANUS ASPEN               SERIES                 MFS(R)
        EQUITY-               VIP                   SERIES               WORLDWIDE              INVESTORS
       INCOME--            MID CAP--              BALANCED--              GROWTH--            TRUST SERIES--
     INITIAL CLASS      SERVICE CLASS 2      INSTITUTIONAL SHARES   INSTITUTIONAL SHARES      INITIAL CLASS
    -----------------------------------------------------------------------------------------------------------
      $27,932,600         $    338,358           $ 77,628,047           $ 58,908,092           $  1,905,469

           86,513                  693                243,088                188,855                  5,821
            7,210                   58                 20,257                 15,738                    485
      -----------         ------------           ------------           ------------           ------------
      $27,838,877         $    337,607           $ 77,364,702           $ 58,703,499           $  1,899,163
      ===========         ============           ============           ============           ============
      $27,838,877         $    337,607           $ 77,364,702           $ 58,703,499           $  1,899,163
      ===========         ============           ============           ============           ============
      $     16.22         $      11.43           $      19.17           $      14.83           $       8.69
      ===========         ============           ============           ============           ============
      $28,269,326         $    311,631           $ 83,668,306           $ 87,742,890           $  2,197,054
      ===========         ============           ============           ============           ============


            MFS(R)
      RESEARCH SERIES--
        INITIAL CLASS
     --------------------
         $  2,545,115
                7,916
                  660
         ------------
         $  2,536,539
         ============
         $  2,536,539
         ============
         $       8.77
         ============
         $  3,311,830
         ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2003


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $  1,594,768     $    378,975     $    266,309
  Mortality and expense risk charges........................       (508,314)      (2,058,745)        (469,810)
  Administrative charges....................................        (42,360)        (171,562)         (39,151)
                                                               ------------     ------------     ------------
      Net investment income (loss)..........................      1,044,094       (1,851,332)        (242,652)
                                                               ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      8,401,962       15,707,813       20,635,914
  Cost of investments sold..................................     (8,242,346)     (13,646,130)     (20,635,193)
                                                               ------------     ------------     ------------
      Net realized gain (loss) on investments...............        159,616        2,061,683              721
  Realized gain distribution received.......................        952,929               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       (845,568)      38,994,787           (2,560)
                                                               ------------     ------------     ------------
      Net gain (loss) on investments........................        266,977       41,056,470           (1,839)
                                                               ------------     ------------     ------------
        Net increase (decrease) in net assets resulting
          from operations...................................   $  1,311,071     $ 39,205,138     $   (244,491)
                                                               ============     ============     ============


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          MID CAP         SMALL CAP
                                                                  CORE--          GROWTH--         GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $     10,043     $         --     $         --
  Mortality and expense risk charges........................        (21,598)         (22,644)         (28,595)
  Administrative charges....................................         (1,800)          (1,887)          (2,383)
                                                               ------------     ------------     ------------
      Net investment income (loss)..........................        (13,355)         (24,531)         (30,978)
                                                               ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................        374,408          281,114          277,121
  Cost of investments sold..................................       (427,060)        (361,817)        (369,520)
                                                               ------------     ------------     ------------
      Net realized gain (loss) on investments...............        (52,652)         (80,703)         (92,399)
  Realized gain distribution received.......................             --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................        621,902          744,755          947,084
                                                               ------------     ------------     ------------
      Net gain (loss) on investments........................        569,250          664,052          854,685
                                                               ------------     ------------     ------------
        Net increase (decrease) in net assets resulting
          from operations...................................   $    555,895     $    639,521     $    823,707
                                                               ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                                                                         MAINSTAY VP
                      MAINSTAY VP                       MAINSTAY VP       HIGH YIELD      MAINSTAY VP       MAINSTAY VP
     MAINSTAY VP         EQUITY        MAINSTAY VP         GROWTH         CORPORATE         INDEXED        INTERNATIONAL
    CONVERTIBLE--       INCOME--       GOVERNMENT--       EQUITY--          BOND--          EQUITY--         EQUITY--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------
     $    367,682     $     69,583     $  1,892,998     $    840,809     $  7,187,428     $  2,030,506     $    128,922
         (172,079)         (72,164)        (597,483)        (952,991)      (1,100,346)      (1,813,202)         (77,582)
          (14,340)          (6,014)         (49,790)         (79,416)         (91,696)        (151,100)          (6,465)
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
          181,263           (8,595)       1,245,725         (191,598)       5,995,386           66,204           44,875
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
        1,270,946        1,016,460       18,301,893        7,208,711        5,493,144       12,640,660          838,427
       (1,411,324)      (1,163,252)     (16,635,531)      (8,779,576)      (7,823,422)     (10,369,022)        (984,559)
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
         (140,378)        (146,792)       1,666,362       (1,570,865)      (2,330,278)       2,271,638         (146,132)
               --               --               --               --               --               --               --
        2,742,764        1,721,342       (2,732,456)      19,710,274       23,276,393       33,888,575        1,799,344
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
        2,602,386        1,574,550       (1,066,094)      18,139,409       20,946,115       36,160,213        1,653,212
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $  2,783,649     $  1,565,955     $    179,631     $ 17,947,811     $ 26,941,501     $ 36,226,417     $  1,698,087
     ============     ============     ============     ============     ============     ============     ============

                                       MAINSTAY VP                       MAINSTAY VP      MAINSTAY VP
                                         AMERICAN       MAINSTAY VP      EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY          DREYFUS         MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP         INCOME       LARGE COMPANY        GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--         & GROWTH--        VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------
     $  2,128,753     $    763,307     $     67,304     $     25,657     $     15,915     $         --      $         --
       (1,379,588)        (586,307)         (53,625)         (35,846)        (107,600)         (23,911)         (105,469)
         (114,966)         (48,859)          (4,469)          (2,987)          (8,967)          (1,992)           (8,789)
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
          634,199          128,141            9,210          (13,176)        (100,652)         (25,903)         (114,258)
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
       12,048,027        4,531,587          427,159          320,824        1,224,409          300,769           851,034
      (10,556,523)      (5,692,179)        (536,758)        (410,237)      (2,581,738)        (478,518)       (3,395,849)
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
        1,491,504       (1,160,592)        (109,599)         (89,413)      (1,357,329)        (177,749)       (2,544,815)
               --               --               --               --               --               --                --
       17,119,610       12,592,971        1,221,881          830,830        3,564,637          801,800         5,697,832
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
       18,611,114       11,432,379        1,112,282          741,417        2,207,308          624,051         3,153,017
     ------------     ------------     ------------     ------------     ------------     ------------      ------------
     $ 19,245,313     $ 11,560,520     $  1,121,492     $    728,241     $  2,106,656     $    598,148      $  3,038,759
     ============     ============     ============     ============     ============     ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2003


                                                                                 DREYFUS IP       FIDELITY(R)
                                                                 CALVERT         TECHNOLOGY           VIP
                                                                  SOCIAL          GROWTH--      CONTRAFUND(R)--
                                                                 BALANCED      INITIAL SHARES    INITIAL CLASS
                                                              -------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $     94,102     $         --     $    260,677
  Mortality and expense risk charges........................        (56,378)         (16,590)        (674,574)
  Administrative charges....................................         (4,698)          (1,382)         (56,214)
                                                               ------------     ------------     ------------
      Net investment income (loss)..........................         33,026          (17,972)        (470,111)
                                                               ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................        817,277          827,392        4,246,016
  Cost of investments sold..................................     (1,092,475)        (964,666)      (4,358,793)
                                                               ------------     ------------     ------------
      Net realized gain (loss) on investments...............       (275,198)        (137,274)        (112,777)
  Realized gain distribution received.......................             --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      1,025,355          652,036       14,333,142
                                                               ------------     ------------     ------------
      Net gain (loss) on investments........................        750,157          514,762       14,220,365
                                                               ------------     ------------     ------------
        Net increase (decrease) in net assets resulting
          from operations...................................   $    783,183     $    496,790     $ 13,750,254
                                                               ============     ============     ============

                                                                                                  VAN KAMPEN
                                                              T. ROWE PRICE       VAN ECK             UIF
                                                                  EQUITY         WORLDWIDE         EMERGING
                                                                  INCOME            HARD            MARKETS
                                                                PORTFOLIO          ASSETS       EQUITY--CLASS I
                                                              -------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................   $    171,848     $      5,030     $         --
  Mortality and expense risk charges........................       (117,174)         (13,786)         (63,053)
  Administrative charges....................................         (9,765)          (1,149)          (5,255)
                                                               ------------     ------------     ------------
      Net investment income (loss)..........................         44,909           (9,905)         (68,308)
                                                               ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      1,240,737          460,728          669,112
  Cost of investments sold..................................     (1,406,522)        (484,195)      (1,056,779)
                                                               ------------     ------------     ------------
      Net realized gain (loss) on investments...............       (165,785)         (23,467)        (387,667)
  Realized gain distribution received.......................             --               --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      2,338,791          479,541        2,624,261
                                                               ------------     ------------     ------------
      Net gain (loss) on investments........................      2,173,006          456,074        2,236,594
                                                               ------------     ------------     ------------
        Net increase (decrease) in net assets resulting
          from operations...................................   $  2,217,915     $    446,169     $  2,168,286
                                                               ============     ============     ============

(a) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES


                                                      JANUS
                                      JANUS           ASPEN
     FIDELITY(R)    FIDELITY(R)       ASPEN          SERIES          MFS(R)
         VIP            VIP          SERIES         WORLDWIDE       INVESTORS        MFS(R)
       EQUITY-       MID CAP--     BALANCED--       GROWTH--          TRUST         RESEARCH
      INCOME--        SERVICE     INSTITUTIONAL   INSTITUTIONAL     SERIES--        SERIES--
    INITIAL CLASS   CLASS 2(A)       SHARES          SHARES       INITIAL CLASS   INITIAL CLASS
    -------------------------------------------------------------------------------------------
     $   414,517    $       --    $  1,653,180    $    595,234      $  11,404       $  14,971
        (278,359)         (664)       (892,005)       (643,123)       (20,366)        (27,197)
         (23,197)          (55)        (74,334)        (53,594)        (1,697)         (2,266)
     -----------    -----------   ------------    ------------      ---------       ---------
         112,961          (719)        686,841        (101,483)       (10,659)        (14,492)
     -----------    -----------   ------------    ------------      ---------       ---------
       2,090,511           439       8,015,683       7,081,894        276,926         295,124
      (2,868,576)         (406)     (7,250,576)     (7,887,165)      (402,008)       (634,664)
     -----------    -----------   ------------    ------------      ---------       ---------
        (778,065)           33         765,107        (805,271)      (125,082)       (339,540)
              --            --              --              --             --              --
       6,746,640        26,727       7,427,490      11,996,709        459,391         829,170
     -----------    -----------   ------------    ------------      ---------       ---------
       5,968,575        26,760       8,192,597      11,191,438        334,309         489,630
     -----------    -----------   ------------    ------------      ---------       ---------
     $ 6,081,536    $   26,041    $  8,879,438    $ 11,089,955      $ 323,650       $ 475,138
     ===========    ===========   ============    ============      =========       =========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2003
and December 31, 2002


                                                                    MAINSTAY VP                       MAINSTAY VP
                                                                       BOND--                    CAPITAL APPRECIATION--
                                                                   INITIAL CLASS                     INITIAL CLASS
                                                           ------------------------------    ------------------------------
                                                               2003             2002             2003             2002
                                                           ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................   $   1,044,094    $   1,301,388    $  (1,851,332)   $  (2,593,419)
    Net realized gain (loss) on investments.............         159,616           69,833        2,061,683       10,427,762
    Realized gain distribution received.................         952,929           36,859               --               --
    Change in unrealized appreciation (depreciation) on
      investments.......................................        (845,568)       1,608,799       38,994,787      (92,131,777)
                                                           -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets resulting
        from operations.................................       1,311,071        3,016,879       39,205,138      (84,297,434)
                                                           -------------    -------------    -------------    -------------
  Contributions and (Withdrawals):
    Payments received from policyowners.................       1,579,731        1,344,585        8,163,573       11,228,325
    Policyowners' surrenders............................      (3,627,258)      (4,907,524)     (12,873,317)     (16,366,897)
    Policyowners' annuity and death benefits............        (526,583)        (112,884)        (701,360)        (522,907)
    Net transfers from (to) Fixed Account...............      (1,092,843)      (1,135,693)      (1,756,594)      (6,065,031)
    Transfers between Investment Divisions..............      (1,016,399)       6,668,303       (5,280,795)     (14,251,537)
                                                           -------------    -------------    -------------    -------------
      Net contributions and (withdrawals)...............      (4,683,352)       1,856,787      (12,448,493)     (25,978,047)
                                                           -------------    -------------    -------------    -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................          (3,834)          (7,409)         (96,674)         240,980
                                                           -------------    -------------    -------------    -------------
        Increase (decrease) in net assets...............      (3,376,115)       4,866,257       26,659,971     (110,034,501)
NET ASSETS:
    Beginning of year...................................      41,984,715       37,118,458      164,114,933      274,149,434
                                                           -------------    -------------    -------------    -------------
    End of year.........................................   $  38,608,600    $  41,984,715    $ 190,774,904    $ 164,114,933
                                                           =============    =============    =============    =============

                                                                                                      MAINSTAY VP
                                                                    MAINSTAY VP                        HIGH YIELD
                                                                  GROWTH EQUITY--                   CORPORATE BOND--
                                                                   INITIAL CLASS                     INITIAL CLASS
                                                           ------------------------------    ------------------------------
                                                               2003             2002             2003             2002
                                                           ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................   $    (191,598)   $    (417,175)   $   5,995,386    $   6,870,135
    Net realized gain (loss) on investments.............      (1,570,865)      (2,355,526)      (2,330,278)      (6,585,487)
    Realized gain distribution received.................              --               --               --               --
    Change in unrealized appreciation (depreciation) on
      investments.......................................      19,710,274      (25,786,705)      23,276,393         (258,134)
                                                           -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets resulting
        from operations.................................      17,947,811      (28,559,406)      26,941,501           26,514
                                                           -------------    -------------    -------------    -------------
  Contributions and (Withdrawals):
    Payments received from policyowners.................       3,342,807        4,313,042        3,270,921        2,650,428
    Policyowners' surrenders............................      (5,405,856)      (6,617,577)      (7,575,472)      (6,576,863)
    Policyowners' annuity and death benefits............        (335,306)        (172,151)        (437,740)        (389,229)
    Net transfers from (to) Fixed Account...............        (796,484)      (2,317,021)        (626,638)      (2,213,399)
    Transfers between Investment Divisions..............      (1,782,277)      (5,983,687)      11,653,149          (27,913)
                                                           -------------    -------------    -------------    -------------
      Net contributions and (withdrawals)...............      (4,977,116)     (10,777,394)       6,284,220       (6,556,976)
                                                           -------------    -------------    -------------    -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................         (44,604)          91,916          (79,507)           6,818
                                                           -------------    -------------    -------------    -------------
        Increase (decrease) in net assets...............      12,926,091      (39,244,884)      33,146,214       (6,523,644)
NET ASSETS:
    Beginning of year...................................      76,672,230      115,917,114       75,161,097       81,684,741
                                                           -------------    -------------    -------------    -------------
    End of year.........................................   $  89,598,321    $  76,672,230    $ 108,307,311    $  75,161,097
                                                           =============    =============    =============    =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES


                                             MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP
             MAINSTAY VP                    CONVERTIBLE--                  EQUITY INCOME--                  GOVERNMENT--
           CASH MANAGEMENT                  INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003            2002            2003            2002            2003            2002            2003            2002
    -----------------------------------------------------------------------------------------------------------------------------
    $    (242,652)  $      17,187   $     181,263   $     188,377   $      (8,595)  $        (575)  $   1,245,725   $     922,286
              721             995        (140,378)       (508,856)       (146,792)        (97,004)      1,666,362         231,033
               --             247              --              --              --              --              --              --
                 )
           (2,560           1,387       2,742,764      (1,064,378)      1,721,342      (1,014,773)     (2,732,456)      2,123,365
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
                 )
         (244,491          19,816       2,783,649      (1,384,857)      1,565,955      (1,112,352)        179,631       3,276,684
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        3,373,919       5,500,481         954,846         788,795         517,257         675,884       2,072,421       1,799,396
       (5,938,172)     (9,309,444)     (1,356,443)     (1,097,560)       (531,752)       (241,573)     (6,038,163)     (5,249,744)
         (117,244)       (114,952)        (86,916)        (29,742)             --              --        (659,433)       (155,299)
       (4,656,651)     (7,785,050)        (52,676)       (393,426)         43,107        (175,201)     (1,660,772)       (615,131)
       (5,935,611)     10,621,081       2,703,511         554,851       1,230,794       4,581,970      (6,224,742)     18,640,988
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
      (13,273,759)     (1,087,884)      2,162,322        (177,082)      1,259,406       4,841,080     (12,510,689)     14,420,210
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
                 )
             (699          (1,582)         (6,682)          4,700          (3,218)          3,006            (498)         (9,398)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
      (13,518,949)     (1,069,650)      4,939,289      (1,557,239)      2,822,143       3,731,734     (12,331,556)     17,687,496
       45,520,680      46,590,330      12,721,282      14,278,521       5,307,629       1,575,895      52,350,300      34,662,804
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  32,001,731   $  45,520,680   $  17,660,571   $  12,721,282   $   8,129,772   $   5,307,629   $  40,018,744   $  52,350,300
    =============   =============   =============   =============   =============   =============   =============   =============


                                                                             MainStay VP                     MainStay VP
             MainStay VP                     MainStay VP                       Mid Cap                         Mid Cap
          Indexed Equity--             International Equity--                  Core--                         Growth--
            Initial Class                   Initial Class                   Initial Class                   Initial Class
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003            2002            2003            2002            2003            2002            2003            2002
    -----------------------------------------------------------------------------------------------------------------------------
    $      66,204   $    (192,882)  $      44,875   $       5,715   $     (13,355)  $      (8,864)  $     (24,531)  $      (8,478)
        2,271,638       5,860,192        (146,132)       (112,905)        (52,652)        (89,934)        (80,703)        (76,471)
               --         577,278              --              --              --              --              --              --
       33,888,575     (54,446,220)      1,799,344        (295,558)        621,902        (176,817)        744,755        (180,174)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       36,226,417     (48,201,632)      1,698,087        (402,748)        555,895        (275,615)        639,521        (265,123)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        6,107,032       8,339,800         254,690         299,600         214,342         153,854         217,327         129,913
      (11,460,970)    (12,286,075)       (427,403)       (529,145)       (201,005)        (93,706)        (99,247)        (22,623)
         (336,662)       (772,346)        (81,768)        (19,452)         (2,544)             --              --              --
       (1,399,788)     (4,394,765)       (181,257)       (231,228)        (54,041)        (52,377)         20,262          (3,557)
         (801,584)     (9,572,551)        697,216         737,841         913,366       1,420,748       3,513,535         409,953
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       (7,891,972)    (18,685,937)        261,478         257,616         870,118       1,428,519       3,651,877         513,686
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          (89,976)        165,025          (4,640)          2,330          (1,220)            499          (1,212)            712
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       28,244,469     (66,722,544)      1,954,925        (142,802)      1,424,793       1,153,403       4,290,186         249,275
      142,842,116     209,564,660       6,191,993       6,334,795       1,380,722         227,319         634,696         385,421
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $ 171,086,585   $ 142,842,116   $   8,146,918   $   6,191,993   $   2,805,515   $   1,380,722   $   4,924,882   $     634,696
    =============   =============   =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2003
and December 31, 2002

                                                                    MAINSTAY VP
                                                                     SMALL CAP                        MAINSTAY VP
                                                                      GROWTH--                       TOTAL RETURN--
                                                                   INITIAL CLASS                     INITIAL CLASS
                                                           ------------------------------    ------------------------------
                                                               2003             2002             2003             2002
                                                           ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................   $     (30,978)   $     (18,657)   $     634,199    $   1,335,974
    Net realized gain (loss) on investments.............         (92,399)         (80,780)       1,491,504        5,181,035
    Realized gain distribution received.................              --               --               --               --
    Change in unrealized appreciation (depreciation) on
      investments.......................................         947,084         (403,761)      17,119,610      (33,712,754)
                                                           -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets resulting
        from operations.................................         823,707         (503,198)      19,245,313      (27,195,745)
                                                           -------------    -------------    -------------    -------------
  Contributions and (Withdrawals):
    Payments received from policyowners.................         206,095          191,994        3,674,508        4,679,738
    Policyowners' surrenders............................        (169,871)        (156,771)      (9,982,600)     (10,962,974)
    Policyowners' annuity and death benefits............          (2,824)              --         (560,976)        (225,312)
    Net transfers from (to) Fixed Account...............         (31,705)         (63,428)      (1,106,315)      (4,796,546)
    Transfers between Investment Divisions..............       2,526,302        1,032,278       (1,908,328)      (6,610,896)
                                                           -------------    -------------    -------------    -------------
      Net contributions and (withdrawals)...............       2,527,997        1,004,073       (9,883,711)     (17,915,990)
                                                           -------------    -------------    -------------    -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................          (1,705)           1,412          (48,666)          80,131
                                                           -------------    -------------    -------------    -------------
        Increase (decrease) in net assets...............       3,349,999          502,287        9,312,936      (45,031,604)
NET ASSETS:
    Beginning of year...................................       1,420,504          918,217      112,540,539      157,572,143
                                                           -------------    -------------    -------------    -------------
    End of year.........................................   $   4,770,503    $   1,420,504    $ 121,853,475    $ 112,540,539
                                                           =============    =============    =============    =============

                                                                    MAINSTAY VP
                                                                    LORD ABBETT                      ALGER AMERICAN
                                                                     DEVELOPING                          SMALL
                                                                      GROWTH--                      CAPITALIZATION--
                                                                   INITIAL CLASS                     CLASS O SHARES
                                                           ------------------------------    ------------------------------
                                                               2003             2002             2003             2002
                                                           ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................   $     (25,903)   $     (24,941)   $    (114,258)   $    (121,841)
    Net realized gain (loss) on investments.............        (177,749)        (297,430)      (2,544,815)      (2,714,612)
    Realized gain distribution received.................              --               --               --               --
    Change in unrealized appreciation (depreciation) on
      investments.......................................         801,800         (371,847)       5,697,832         (246,775)
                                                           -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets resulting
        from operations.................................         598,148         (694,218)       3,038,759       (3,083,228)
                                                           -------------    -------------    -------------    -------------
  Contributions and (Withdrawals):
    Payments received from policyowners.................         107,100          119,455          673,336          836,744
    Policyowners' surrenders............................        (103,030)        (219,547)        (503,418)        (597,321)
    Policyowners' annuity and death benefits............         (32,538)         (49,963)         (48,635)         (12,111)
    Net transfers from (to) Fixed Account...............         (29,995)         (50,001)         (76,214)        (165,909)
    Transfers between Investment Divisions..............         725,974           32,244          (31,703)        (761,757)
                                                           -------------    -------------    -------------    -------------
      Net contributions and (withdrawals)...............         667,511         (167,812)          13,366         (700,354)
                                                           -------------    -------------    -------------    -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................          (1,259)           2,114           (7,682)           9,884
                                                           -------------    -------------    -------------    -------------
        Increase (decrease) in net assets...............       1,264,400         (859,916)       3,044,443       (3,773,698)
NET ASSETS:
    Beginning of year...................................       1,511,563        2,371,479        7,697,341       11,471,039
                                                           -------------    -------------    -------------    -------------
    End of year.........................................   $   2,775,963    $   1,511,563    $  10,741,784    $   7,697,341
                                                           =============    =============    =============    =============

(a) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

                                                                                                             MAINSTAY VP
                                             MAINSTAY VP                     MAINSTAY VP                     EAGLE ASSET
             MAINSTAY VP                  AMERICAN CENTURY                  DREYFUS LARGE                    MANAGEMENT
               VALUE--                    INCOME & GROWTH--                COMPANY VALUE--                 GROWTH EQUITY--
            INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003            2002            2003            2002            2003            2002            2003            2002
    -----------------------------------------------------------------------------------------------------------------------------
    $     128,141   $      14,568   $       9,210   $     (12,794)  $     (13,176)  $     (21,632)  $    (100,652)  $    (139,480)
       (1,160,592)       (826,602)       (109,599)       (189,245)        (89,413)        (72,813)     (1,357,329)     (2,837,809)
               --          92,053              --              --              --              --              --              --
       12,592,971     (13,820,581)      1,221,881        (916,806)        830,830        (770,432)      3,564,637      (1,028,373)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       11,560,520     (14,540,562)      1,121,492      (1,118,845)        728,241        (864,877)      2,106,656      (4,005,662)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        2,107,651       2,653,673         230,453         309,604         152,312         207,665         590,363         844,446
       (3,226,096)     (4,050,242)       (247,287)       (312,854)       (175,054)       (175,696)       (593,054)       (748,209)
         (202,840)       (103,816)             --          (4,410)           (206)           (221)         (8,081)        (12,242)
         (492,426)     (1,554,563)        (13,047)       (113,368)        (60,322)       (101,363)       (183,921)       (353,977)
         (316,134)     (1,100,652)        263,989        (186,786)        312,369         122,691         223,392      (1,544,556)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       (2,129,845)     (4,155,600)        234,108        (307,814)        229,099          53,076          28,699      (1,814,538)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          (26,246)         52,102          (2,663)          4,088          (1,749)          2,758          (4,901)         13,032
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        9,404,429     (18,644,060)      1,352,937      (1,422,571)        955,591        (809,043)      2,130,454      (5,807,168)
       46,850,285      65,494,345       4,026,064       5,448,635       2,692,996       3,502,039       8,264,378      14,071,546
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  56,254,714   $  46,850,285   $   5,379,001   $   4,026,064   $   3,648,587   $   2,692,996   $  10,394,832   $   8,264,378
    =============   =============   =============   =============   =============   =============   =============   =============

                                             DREYFUS IP                      FIDELITY(R)                     FIDELITY(R)
               CALVERT                       TECHNOLOGY                          VIP                             VIP
               SOCIAL                         GROWTH--                     CONTRAFUND(R)--                 EQUITY-INCOME--
              BALANCED                     INITIAL SHARES                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003            2002            2003            2002            2003            2002            2003            2002
    -----------------------------------------------------------------------------------------------------------------------------
    $      33,026   $      68,425   $     (17,972)  $     (11,682)  $    (470,111)  $    (267,389)  $     112,961   $     116,063
         (275,198)       (274,093)       (137,274)       (111,479)       (112,777)       (318,717)       (778,065)       (900,503)
               --              --              --              --              --              --              --         607,169
        1,025,355        (530,048)        652,036        (355,651)     14,333,142      (6,024,464)      6,746,640      (5,075,158)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          783,183        (735,716)        496,790        (478,812)     13,750,254      (6,610,570)      6,081,536      (5,252,429)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          276,558         364,398         116,551          55,254       2,624,758       3,296,878       1,090,903       1,440,598
         (372,860)       (288,435)       (100,790)        (20,368)     (3,921,332)     (3,905,999)     (1,684,469)     (1,633,750)
           (1,790)        (17,872)             --              --         (93,403)       (170,613)        (90,592)        (62,206)
          (20,476)        (68,558)         58,636          (9,962)       (341,510)     (1,101,192)       (192,102)       (611,183)
           87,600        (129,414)      1,131,074         685,932         449,079      (1,010,918)        946,739        (359,331)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          (30,968)       (139,881)      1,205,471         710,856      (1,282,408)     (2,891,844)         70,479      (1,225,872)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
           (1,866)          2,345          (1,120)          1,213         (34,982)         24,645         (14,757)         20,064
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          750,349        (873,252)      1,701,141         233,257      12,432,864      (9,477,769)      6,137,258      (6,458,237)
        4,529,502       5,402,754         878,211         644,954      52,702,023      62,179,792      21,701,619      28,159,856
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $   5,279,851   $   4,529,502   $   2,579,352   $     878,211   $  65,134,887   $  52,702,023   $  27,838,877   $  21,701,619
    =============   =============   =============   =============   =============   =============   =============   =============

      FIDELITY(R)
          VIP
       MID CAP--
        SERVICE
        CLASS 2
     -------------
        2003(a)
     -------------
     $        (719)
                33
                --
            26,727
     -------------
            26,041
     -------------
            20,381
              (616)
                --
             2,072
           289,765
     -------------
           311,602
     -------------
               (36)
     -------------
           337,607
                --
     -------------
     $     337,607
     =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2003
and December 31, 2002

                                                                                                      JANUS ASPEN
                                                                    JANUS ASPEN                          SERIES
                                                                       SERIES                          WORLDWIDE
                                                                     BALANCED--                         GROWTH--
                                                                INSTITUTIONAL SHARES              INSTITUTIONAL SHARES
                                                           ------------------------------    ------------------------------
                                                               2003             2002             2003             2002
                                                           ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................   $     686,841    $     890,174    $    (101,483)   $    (279,530)
    Net realized gain (loss) on investments.............         765,107          802,748         (805,271)        (223,424)
    Realized gain distribution received.................              --               --               --               --
    Change in unrealized appreciation (depreciation) on
      investments.......................................       7,427,490       (8,137,759)      11,996,709      (20,803,089)
                                                           -------------    -------------    -------------    -------------
      Net increase (decrease) in net assets resulting
        from operations.................................       8,879,438       (6,444,837)      11,089,955      (21,306,043)
                                                           -------------    -------------    -------------    -------------
  Contributions and (Withdrawals):
    Payments received from policyowners.................       4,105,865        5,018,859        2,784,585        4,265,751
    Policyowners' surrenders............................      (5,011,840)      (5,516,353)      (4,003,672)      (4,347,447)
    Policyowners' annuity and death benefits............        (171,143)        (383,401)        (124,863)         (87,640)
    Net transfers from (to) Fixed Account...............      (1,036,909)      (1,851,381)        (405,556)      (1,448,080)
    Transfers between Investment Divisions..............      (2,083,429)          27,040       (4,229,188)      (5,809,887)
                                                           -------------    -------------    -------------    -------------
      Net contributions and (withdrawals)...............      (4,197,456)      (2,705,236)      (5,978,694)      (7,427,303)
                                                           -------------    -------------    -------------    -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................         (22,113)          23,857          (27,953)          71,328
                                                           -------------    -------------    -------------    -------------
        Increase (decrease) in net assets...............       4,659,869       (9,126,216)       5,083,308      (28,662,018)
NET ASSETS:
    Beginning of year...................................      72,704,833       81,831,049       53,620,191       82,282,209
                                                           -------------    -------------    -------------    -------------
    End of year.........................................   $  77,364,702    $  72,704,833    $  58,703,499    $  53,620,191
                                                           =============    =============    =============    =============

                                                                    VAN KAMPEN
                                                                       UIF
                                                                 EMERGING MARKETS
                                                                 EQUITY--CLASS I
                                                           ----------------------------
                                                               2003            2002
                                                           ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................   $    (68,308)   $    (73,230)
    Net realized gain (loss) on investments.............       (387,667)       (189,325)
    Realized gain distribution received.................             --              --
    Change in unrealized appreciation (depreciation) on
      investments.......................................      2,624,261        (360,786)
                                                           ------------    ------------
      Net increase (decrease) in net assets resulting
        from operations.................................      2,168,286        (623,341)
                                                           ------------    ------------
  Contributions and (Withdrawals):
    Payments received from policyowners.................        313,519         420,954
    Policyowners' surrenders............................       (379,216)       (448,323)
    Policyowners' annuity and death benefits............         (1,115)        (10,862)
    Net transfers from (to) Fixed Account...............        (54,330)       (148,538)
    Transfers between Investment Divisions..............        (93,483)        123,071
                                                           ------------    ------------
      Net contributions and (withdrawals)...............       (214,625)        (63,698)
                                                           ------------    ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................         (5,488)          1,953
                                                           ------------    ------------
        Increase (decrease) in net assets...............      1,948,173        (685,086)
NET ASSETS:
    Beginning of year...................................      4,818,548       5,503,634
                                                           ------------    ------------
    End of year.........................................   $  6,766,721    $  4,818,548
                                                           ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES

              MFS(R)                                                                                    VAN ECK
             INVESTORS                      MFS(R)                     T. ROWE PRICE                   WORLDWIDE
          TRUST SERIES--               RESEARCH SERIES--               EQUITY INCOME                     HARD
           INITIAL CLASS                 INITIAL CLASS                   PORTFOLIO                      ASSETS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2003           2002           2003           2002           2003           2002           2003           2002
    ---------------------------------------------------------------------------------------------------------------------
    $    (10,659)  $    (14,406)  $    (14,492)  $    (27,947)  $     44,909   $     30,559   $     (9,905)  $     (9,021)
        (125,082)      (117,329)      (339,540)      (571,389)      (165,785)      (327,936)       (23,467)      (140,916)
              --             --             --             --             --         10,405             --             --
         459,391       (353,340)       829,170       (226,364)     2,338,791     (1,336,679)       479,541        (41,017)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         323,650       (485,075)       475,138       (825,700)     2,217,915     (1,623,651)       446,169       (190,954)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          83,484        117,662        117,375        226,643        625,531        660,346         37,174        101,244
        (150,725)      (146,516)      (106,965)      (163,951)      (648,151)      (752,276)      (133,495)      (104,975)
         (16,922)            --        (14,834)       (15,941)       (26,146)       (13,041)            --         (4,777)
         (10,069)       (52,463)       (27,126)       (83,365)      (175,971)      (328,146)           342        (37,082)
          20,692          7,097        (86,343)      (298,591)     2,047,551      1,070,614         53,825        911,772
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (73,540)       (74,220)      (117,893)      (335,205)     1,822,814        637,497        (42,154)       866,182
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
            (786)         1,661         (1,153)         2,823         (5,309)         6,970         (1,143)           657
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         249,324       (557,634)       356,092     (1,158,082)     4,035,420       (979,184)       402,872        675,885
       1,649,839      2,207,473      2,180,447      3,338,529      8,545,656      9,524,840      1,147,510        471,625
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $  1,899,163   $  1,649,839   $  2,536,539   $  2,180,447   $ 12,581,076   $  8,545,656   $  1,550,382   $  1,147,510
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-I ("Separate Account-I") and NYLIAC Variable Annuity Separate Account-II ("Separate Account-II") were established on October 5, 1992, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. These accounts were established to receive and invest premium payments under Non-Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-I) and Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-II) issued by NYLIAC. Separate Account-I policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. Separate Account-II policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. Separate Account-I and Separate Account-II are registered under the Investment Company Act of 1940, as amended, as unit investment trusts. Sales of these policies were discontinued effective May 10, 2002.

    The assets of Separate Account-I and Separate Account-II, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, and the Universal Institutional Funds, Inc. (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

    New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc., and Lord, Abbett & Co. LLC, to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

    The following investment divisions, with their respective fund portfolios, are available in Separate Account-I and Separate Account-II:

MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Convertible--Initial Class
MainStay VP Equity Income--Initial Class
MainStay VP Government--Initial Class
MainStay VP Growth Equity--Initial Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP Indexed Equity--Initial Class
MainStay VP International Equity--Initial Class
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Small Cap Growth--Initial Class
MainStay VP Total Return--Initial Class
MainStay VP Value--Initial Class
MainStay VP American Century Income & Growth--Initial Class MainStay VP Dreyfus Large Company Value--Initial Class
MainStay VP Eagle Asset Management Growth Equity--Initial Class MainStay VP Lord Abbett Developing Growth-- Initial Class
Alger American Small Capitalization--Class O Shares
Calvert Social Balanced
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I

    Initial premium payments were allocated to the MainStay VP Cash Management Investment Division until 15 days after the policy issue date. Subsequent, premium payments are allocated to the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account at the close of the business day they are received, in accordance with the policyowner's instructions. In addition, the policyowner has the option to transfer amounts between

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account of NYLIAC subject to certain restrictions.

    No Federal income tax is payable on investment income or capital gains of Separate Account-I or Separate Account-II under current Federal income tax law.

    Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

    Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

    Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

    In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2003, the investments of Separate Account-I and Separate Account-II are as follows:


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                              ------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares............................................        3,071            7,876           27,986
Identified cost.............................................     $ 40,853         $204,638         $ 27,988
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares............................................        2,889            9,249           32,113
Identified cost.............................................     $ 38,495         $224,075         $ 32,114


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          MID CAP         SMALL CAP
                                                                  CORE--          GROWTH--         GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares............................................          260              624              524
Identified cost.............................................     $  2,444         $  5,168         $  4,445
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares............................................          255              522              481
Identified cost.............................................     $  2,360         $  4,359         $  4,149

  Investment activity for the year ended December 31, 2003, was as follows:


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                              ------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases...................................................     $  6,268         $  2,382         $  9,087
Proceeds from sales.........................................       11,170           24,259           28,253
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases...................................................     $  5,708         $  1,375         $  7,076
Proceeds from sales.........................................        8,402           15,708           20,636


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          MID CAP         SMALL CAP
                                                                  CORE--          GROWTH--         GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases...................................................     $  1,264         $  5,000         $  3,320
Proceeds from sales.........................................          192              590              443
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases...................................................     $  1,234         $  3,919         $  2,782
Proceeds from sales.........................................          374              281              277

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------

                                                                         MAINSTAY VP
                      MAINSTAY VP                       MAINSTAY VP       HIGH YIELD      MAINSTAY VP       MAINSTAY VP
     MAINSTAY VP         EQUITY        MAINSTAY VP         GROWTH         CORPORATE         INDEXED        INTERNATIONAL
    CONVERTIBLE--       INCOME--       GOVERNMENT--       EQUITY--          BOND--          EQUITY--         EQUITY--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------
          2,023              708            4,448            4,101           16,027            6,553              765
       $ 22,598         $  6,826         $ 48,250         $ 97,629         $153,606         $152,290         $  8,787
          1,638              766            3,743            4,795           11,554            7,663              674
       $ 18,380         $  7,381         $ 40,505         $112,896         $112,816         $177,174         $  7,849

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--         & GROWTH--        VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------
          7,165            3,499              465              261              748              266               565
       $125,021         $ 54,486         $  5,096         $  2,646         $ 11,075         $  2,286          $ 13,731
          7,673            3,773              521              360              916              325               620
       $130,934         $ 59,115         $  5,770         $  3,671         $ 14,740         $  2,971          $ 19,014

                                                                         MAINSTAY VP
                      MAINSTAY VP                       MAINSTAY VP       HIGH YIELD      MAINSTAY VP       MAINSTAY VP
     MAINSTAY VP         EQUITY        MAINSTAY VP         GROWTH         CORPORATE         INDEXED        INTERNATIONAL
    CONVERTIBLE--       INCOME--       GOVERNMENT--       EQUITY--          BOND--          EQUITY--         EQUITY--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------
       $  5,707         $  2,243         $  7,215         $  1,388         $ 26,034         $  3,692         $  1,366
          2,768            1,262           28,047           10,058            8,897           16,298              861
       $  3,622         $  2,273         $  7,007         $  2,033         $ 17,805         $  4,794         $  1,146
          1,271            1,016           18,302            7,209            5,493           12,641              838

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN
        TOTAL         MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING          SMALL
       RETURN--         VALUE--         & GROWTH--        VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------
       $  4,110         $  2,475         $    773         $    512         $    964         $  1,027          $    727
         17,977            6,764              717              457            1,438              368             1,640
       $  2,774         $  2,531         $    672         $    538         $  1,151         $    945          $    752
         12,048            4,532              427              321            1,224              301               851

--------------------------------------------------------------------------------


                                                                                    DREYFUS IP          FIDELITY(R)
                                                                CALVERT             TECHNOLOGY              VIP
                                                                 SOCIAL              GROWTH--         CONTRAFUND(R)--
                                                                BALANCED          INITIAL SHARES       INITIAL CLASS
                                                           ------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares.........................................          1,933                  224                2,073
Identified cost..........................................       $  3,789             $  1,832             $ 49,393
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares.........................................          3,013                  298                2,826
Identified cost..........................................       $  5,879             $  2,240             $ 65,773

                                                                                                         VAN KAMPEN
                                                                T. ROWE                                     UIF
                                                                 PRICE               VAN ECK              EMERGING
                                                                 EQUITY             WORLDWIDE             MARKETS
                                                                 INCOME                HARD               EQUITY--
                                                               PORTFOLIO              ASSETS              CLASS I
                                                           ------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Number of shares.........................................            616                   87                  654
Identified cost..........................................       $ 11,556             $    991             $  6,553
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Number of shares.........................................            625                  105                  751
Identified cost..........................................       $ 11,709             $  1,130             $  7,848


                                                                                    DREYFUS IP          FIDELITY(R)
                                                                CALVERT             TECHNOLOGY              VIP
                                                                 SOCIAL              GROWTH--         CONTRAFUND(R)--
                                                                BALANCED          INITIAL SHARES       INITIAL CLASS
                                                           ------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases................................................       $    822             $  2,210             $  1,868
Proceeds from sales......................................            507                1,232                4,453
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases................................................       $    819             $  2,018             $  2,499
Proceeds from sales......................................            817                  827                4,246

                                                                                                         VAN KAMPEN
                                                                T. ROWE                                     UIF
                                                                 PRICE               VAN ECK              EMERGING
                                                                 EQUITY             WORLDWIDE             MARKETS
                                                                 INCOME                HARD               EQUITY--
                                                               PORTFOLIO              ASSETS              CLASS I
                                                           ------------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Purchases................................................       $  2,243             $    385             $    669
Proceeds from sales......................................          1,823                  428                  615
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Purchases................................................       $  3,114             $    409             $    387
Proceeds from sales......................................          1,241                  461                  669

(a) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------

                                                                              JANUS ASPEN
        FIDELITY(R)            FIDELITY(R)            JANUS ASPEN                SERIES                 MFS(R)
            VIP                    VIP                   SERIES                WORLDWIDE              INVESTORS
      EQUITY-INCOME--           MID CAP--              BALANCED--               GROWTH--            TRUST SERIES--
       INITIAL CLASS         SERVICE CLASS 2      INSTITUTIONAL SHARES    INSTITUTIONAL SHARES      INITIAL CLASS
    -----------------------------------------------------------------------------------------------------------------
            1,100                     18                  2,366                   1,879                     91
          $25,674                $   404                $59,866                 $78,164                $ 1,669
            1,205                     14                  3,378                   2,281                    117
          $28,269                $   312                $83,668                 $87,743                $ 2,197


            MFS(R)
      RESEARCH SERIES--
        INITIAL CLASS
     --------------------
               141
           $ 2,669
               191
           $ 3,312

                                                                              JANUS ASPEN
        FIDELITY(R)            FIDELITY(R)            JANUS ASPEN                SERIES                 MFS(R)
            VIP                    VIP                   SERIES                WORLDWIDE              INVESTORS
      EQUITY-INCOME--           MID CAP--              BALANCED--               GROWTH--            TRUST SERIES--
       INITIAL CLASS        SERVICE CLASS 2(A)    INSTITUTIONAL SHARES    INSTITUTIONAL SHARES      INITIAL CLASS
    -----------------------------------------------------------------------------------------------------------------
          $ 2,281                $   405                $ 2,896                 $   946                $   267
            4,069                      1                 11,921                   8,663                    391
          $ 2,276                $   312                $ 4,501                 $   992                $   192
            2,091                     --                  8,016                   7,082                    277


            MFS(R)
      RESEARCH SERIES--
        INITIAL CLASS
     --------------------
           $   128
               350
           $   162
               295

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders. This charge is 7% during the first three policy years and declines 1% per year for each additional policy year, until the ninth policy year, after which no charge is made. This charge is shown with policyowners' surrenders in the accompanying statements of changes in net assets.

    NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $10,000. This charge is the lesser of $30 or 2% of the accumulation value. This charge is shown as a reduction to payments received from policyowners in the accompanying statements of changes in net assets.

    Separate Account-I and Separate Account-II are charged for mortality and expense risks assumed and administrative services provided by NYLIAC. These charges are made daily at an annual rate of 1.20% and .10%, respectively, of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed on the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

Separate Account-I and Separate Account-II do not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the years ended December 31, 2003 and 2002 were as follows:


                                                               MAINSTAY VP                     MAINSTAY VP
                                                                 BOND--                  CAPITAL APPRECIATION--
                                                              INITIAL CLASS                   INITIAL CLASS
                                                         -----------------------         -----------------------
                                                          2003            2002            2003            2002
                                                         -------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued...........................................      83             156             116             126
Units redeemed.........................................    (510)           (475)         (1,265)         (1,886)
                                                         ------          ------          ------          ------
  Net increase (decrease)..............................    (427)           (319)         (1,149)         (1,760)
                                                         ======          ======          ======          ======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued...........................................      97             521             456             552
Units redeemed.........................................    (382)           (404)         (1,176)         (1,944)
                                                         ------          ------          ------          ------
  Net increase (decrease)..............................    (285)            117            (720)         (1,392)
                                                         ======          ======          ======          ======


                                                                                               MAINSTAY VP
                                                               MAINSTAY VP                     HIGH YIELD
                                                             GROWTH EQUITY--                CORPORATE BOND--
                                                              INITIAL CLASS                   INITIAL CLASS
                                                         -----------------------         -----------------------
                                                          2003            2002            2003            2002
                                                         -------------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued...........................................      39              49           1,170             116
Units redeemed.........................................    (471)           (798)           (705)         (1,332)
                                                         ------          ------          ------          ------
  Net increase (decrease)..............................    (432)           (749)            465          (1,216)
                                                         ======          ======          ======          ======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued...........................................     167             195             827             172
Units redeemed.........................................    (424)           (727)           (483)           (635)
                                                         ------          ------          ------          ------
  Net increase (decrease)..............................    (257)           (532)            344            (463)
                                                         ======          ======          ======          ======

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------


                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
       MAINSTAY VP       CONVERTIBLE--    EQUITY INCOME--    GOVERNMENT--
     CASH MANAGEMENT     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    -----------------   ---------------   ---------------   ---------------
     2003      2002      2003     2002     2003     2002     2003     2002
    -----------------------------------------------------------------------
        727    11,838      334       72      163      423       89    1,377
    (14,809)  (15,986)    (159)    (135)     (66)     (74)  (1,414)    (540)
    -------   -------   ------   ------   ------   ------   ------   ------
    (14,082)   (4,148)     175      (63)      97      349   (1,325)     837
    =======   =======   ======   ======   ======   ======   ======   ======
      2,517    11,987      238       88      193      530      123    1,252
    (12,425)  (12,800)    (101)    (107)     (62)     (48)    (872)    (372)
    -------   -------   ------   ------   ------   ------   ------   ------
     (9,908)     (813)     137      (19)     131      482     (749)     880
    =======   =======   ======   ======   ======   ======   ======   ======


       MAINSTAY VP            MAINSTAY VP           MAINSTAY VP        MAINSTAY VP
    INDEXED EQUITY--    INTERNATIONAL EQUITY--    MID CAP CORE--    MID CAP GROWTH--
      INITIAL CLASS          INITIAL CLASS         INITIAL CLASS      INITIAL CLASS
    -----------------   -----------------------   ---------------   -----------------
     2003      2002        2003         2002       2003     2002     2003      2002
    ---------------------------------------------------------------------------------
        88        96          83           28        119      138      517        86
      (678)   (1,308)        (53)         (70)       (10)     (26)      (8)      (14)
    ------    ------      ------       ------     ------   ------   ------    ------
      (590)   (1,212)         30          (42)       109      112      509        72
    ======    ======      ======       ======     ======   ======   ======    ======
       276       352          70           81        118      162      421        56
      (647)   (1,230)        (57)         (63)       (30)     (17)     (13)       (3)
    ------    ------      ------       ------     ------   ------   ------    ------
      (371)     (878)         13           18         88      145      408        53
    ======    ======      ======       ======     ======   ======   ======    ======

--------------------------------------------------------------------------------


                                                                             MAINSTAY VP
                                                         MAINSTAY VP            TOTAL
                                                     SMALL CAP GROWTH--       RETURN--
                                                        INITIAL CLASS       INITIAL CLASS
                                                     -------------------   ---------------
                                                       2003       2002      2003     2002
                                                     -------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................      357        143        49       56
Units redeemed.....................................      (17)       (19)     (830)  (1,478)
                                                      ------     ------    ------   ------
  Net increase (decrease)..........................      340        124      (781)  (1,422)
                                                      ======     ======    ======   ======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................      312        136       198      245
Units redeemed.....................................      (27)       (29)     (736)  (1,233)
                                                      ------     ------    ------   ------
  Net increase (decrease)..........................      285        107      (538)    (988)
                                                      ======     ======    ======   ======

                                                       MAINSTAY VP           ALGER
                                                       LORD ABBETT         AMERICAN
                                                       DEVELOPING            SMALL
                                                        GROWTH--       CAPITALIZATION--
                                                      INITIAL CLASS     CLASS O SHARES
                                                     ---------------   -----------------
                                                      2003     2002     2003      2002
                                                     -----------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................      84        4       28        31
Units redeemed.....................................      (8)     (55)    (155)     (194)
                                                     ------   ------   ------    ------
  Net increase (decrease)..........................      76      (51)    (127)     (163)
                                                     ======   ======   ======    ======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................      99       19       96       114
Units redeemed.....................................     (22)     (41)    (104)     (221)
                                                     ------   ------   ------    ------
  Net increase (decrease)..........................      77      (22)      (8)     (107)
                                                     ======   ======   ======    ======

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------

                        MainStay VP       MainStay VP       MainStay VP
                         American           Dreyfus         Eagle Asset
                          Century            Large          Management
      MainStay VP         Income            Company           Growth
        Value--         & Growth--          Value--          Equity--
     Initial Class     Initial Class     Initial Class     Initial Class
    ---------------   ---------------   ---------------   ---------------
     2003     2002     2003     2002     2003     2002     2003     2002
    ---------------------------------------------------------------------
        43       55       40        8       36        6       32       13
      (332)    (526)     (39)     (85)     (33)     (52)     (77)    (221)
    ------   ------   ------   ------   ------   ------   ------   ------
      (289)    (471)       1      (77)       3      (46)     (45)    (208)
    ======   ======   ======   ======   ======   ======   ======   ======
       133      152       55       33       49       32       67       69
      (275)    (433)     (29)     (70)     (26)     (29)     (71)    (237)
    ------   ------   ------   ------   ------   ------   ------   ------
      (142)    (281)      26      (37)      23        3       (4)    (168)
    ======   ======   ======   ======   ======   ======   ======   ======


                        DREYFUS IP        FIDELITY(R)       FIDELITY(R)
        CALVERT         TECHNOLOGY            VIP               VIP
        SOCIAL           GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--
       BALANCED       INITIAL SHARES     INITIAL CLASS     INITIAL CLASS
    ---------------   ---------------   ---------------   ---------------
     2003     2002     2003     2002     2003     2002     2003     2002
    ---------------------------------------------------------------------
        35        2      120       78       77       42       42       25
       (19)     (28)      (3)      (5)    (233)    (355)    (194)    (255)
    ------   ------   ------   ------   ------   ------   ------   ------
        16      (26)     117       73     (156)    (313)    (152)    (230)
    ======   ======   ======   ======   ======   ======   ======   ======
        22       23      159       90      194      212      142      100
       (25)     (34)     (13)      (5)    (287)    (418)    (147)    (210)
    ------   ------   ------   ------   ------   ------   ------   ------
        (3)     (11)     146       85      (93)    (206)      (5)    (110)
    ======   ======   ======   ======   ======   ======   ======   ======

--------------------------------------------------------------------------------


                                                                                           JANUS ASPEN
                                                                         JANUS ASPEN         SERIES
                                                       FIDELITY(R)         SERIES           WORLDWIDE
                                                           VIP           BALANCED--         GROWTH--
                                                        MID CAP--       INSTITUTIONAL     INSTITUTIONAL
                                                     SERVICE CLASS 2       SHARES            SHARES
                                                     ---------------   ---------------   ---------------
                                                         2003(a)        2003     2002     2003     2002
                                                     ---------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................          38            62       54       56       77
Units redeemed.....................................          --          (595)    (515)    (658)    (769)
                                                         ------        ------   ------   ------   ------
  Net increase (decrease)..........................          38          (533)    (461)    (602)    (692)
                                                         ======        ======   ======   ======   ======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................          30           232      281      222      297
Units redeemed.....................................          --          (466)    (449)    (689)    (865)
                                                         ------        ------   ------   ------   ------
  Net increase (decrease)..........................          30          (234)    (168)    (467)    (568)
                                                         ======        ======   ======   ======   ======

                                                                          VAN KAMPEN
                                                         VAN ECK              UIF
                                                        WORLDWIDE      EMERGING MARKETS
                                                          HARD             EQUITY--
                                                         ASSETS             CLASS I
                                                     ---------------   -----------------
                                                      2003     2002     2003      2002
                                                     -----------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Units issued.......................................       4       79       51        12
Units redeemed.....................................     (12)     (16)     (45)      (65)
                                                     ------   ------   ------    ------
  Net increase (decrease)..........................      (8)      63        6       (53)
                                                     ======   ======   ======    ======
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Units issued.......................................       8       97       39        58
Units redeemed.....................................     (15)     (17)     (72)      (76)
                                                     ------   ------   ------    ------
  Net increase (decrease)..........................      (7)      80      (33)      (18)
                                                     ======   ======   ======    ======

(a) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------

        MFS(R)
       INVESTORS          MFS(R)
         TRUST           RESEARCH        T. ROWE PRICE
       SERIES--          SERIES--        EQUITY INCOME
     INITIAL CLASS     INITIAL CLASS       PORTFOLIO
    ---------------   ---------------   ---------------
     2003     2002     2003     2002     2003     2002
    ---------------------------------------------------
        10        6        4        7      105      166
       (28)     (53)     (32)     (84)     (81)    (134)
    ------   ------   ------   ------   ------   ------
       (18)     (47)     (28)     (77)      24       32
    ======   ======   ======   ======   ======   ======
        13       16       15       28      243      143
       (23)     (26)     (32)     (71)     (82)    (105)
    ------   ------   ------   ------   ------   ------
       (10)     (10)     (17)     (43)     161       38
    ======   ======   ======   ======   ======   ======

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2003, 2002, 2001, 2000 and 1999.


                                                                                MAINSTAY VP
                                                                                   BOND--
                                                                               INITIAL CLASS
                                                            ----------------------------------------------------
                                                              2003       2002       2001       2000       1999
                                                            ----------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................    $ 41,042   $ 46,620   $ 47,865   $ 32,640   $ 35,121
Units Outstanding.......................................       2,485      2,912      3,231      2,376      2,772
Variable Accumulation Unit Value........................    $  16.52   $  16.01   $  14.81   $  13.73   $  12.67
Total Return............................................        3.2%       8.1%       7.9%       8.4%      (2.8%)
Investment Income Ratio.................................        3.7%       4.4%       5.7%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................    $ 38,609   $ 41,985   $ 37,118   $ 26,843   $ 29,092
Units Outstanding.......................................       2,337      2,623      2,506      1,954      2,296
Variable Accumulation Unit Value........................    $  16.52   $  16.01   $  14.81   $  13.73   $  12.67
Total Return............................................        3.2%       8.1%       7.9%       8.4%      (2.8%)
Investment Income Ratio.................................        3.8%       4.7%       5.6%


                                                                                MAINSTAY VP
                                                                               CONVERTIBLE--
                                                                               INITIAL CLASS
                                                            ----------------------------------------------------
                                                              2003       2002       2001       2000       1999
                                                            ----------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................    $ 21,812   $ 15,632   $ 18,165   $ 18,477   $ 15,551
Units Outstanding.......................................       1,293      1,118      1,181      1,160        915
Variable Accumulation Unit Value........................    $  16.87   $  13.99   $  15.39   $  15.93   $  16.99
Total Return............................................       20.7%      (9.1%)     (3.4%)     (6.2%)     40.1%
Investment Income Ratio.................................        2.5%       2.7%       3.6%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................    $ 17,661   $ 12,721   $ 14,279   $ 14,151   $ 10,572
Units Outstanding.......................................       1,049        912        931        891        624
Variable Accumulation Unit Value........................    $  16.83   $  13.95   $  15.34   $  15.89   $  16.95
Total Return............................................       20.7%      (9.1%)     (3.4%)     (6.2%)     40.1%
Investment Income Ratio.................................        2.6%       2.7%       3.6%


                                                                                MAINSTAY VP
                                                                                   GROWTH
                                                                                  EQUITY--
                                                                               INITIAL CLASS
                                                            ----------------------------------------------------
                                                              2003       2002       2001       2000       1999
                                                            ----------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................    $ 76,639   $ 69,575   $111,911   $155,720   $159,724
Units Outstanding.......................................       3,264      3,696      4,445      5,062      4,954
Variable Accumulation Unit Value........................    $  23.48   $  18.82   $  25.17   $  30.76   $  32.24
Total Return............................................       24.7%     (25.2%)    (18.2%)     (4.6%)     28.3%
Investment Income Ratio.................................        1.0%       0.8%       0.6%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................    $ 89,598   $ 76,672   $115,917   $149,085   $148,880
Units Outstanding.......................................       3,816      4,073      4,605      4,847      4,618
Variable Accumulation Unit Value........................    $  23.48   $  18.82   $  25.17   $  30.76   $  32.24
Total Return............................................       24.7%     (25.2%)    (18.2%)     (4.6%)     28.3%
Investment Income Ratio.................................        1.1%       0.9%       0.6%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------



                        MAINSTAY VP
                   CAPITAL APPRECIATION--                                      MAINSTAY VP
                       INITIAL CLASS                                         CASH MANAGEMENT
    ----------------------------------------------------   ----------------------------------------------------
      2003       2002       2001       2000       1999       2003       2002       2001       2000       1999
    -----------------------------------------------------------------------------------------------------------
    $162,444   $148,622   $260,390   $391,389   $458,213   $ 27,888   $ 46,990   $ 52,540   $ 40,116   $ 58,742
       7,820      8,969     10,729     12,222     12,611     20,884     34,967     39,115     30,612     46,932
    $  20.77   $  16.57   $  24.27   $  32.02   $  36.34   $   1.34   $   1.34   $   1.34   $   1.31   $   1.25
       25.4%     (31.7%)    (24.2%)    (11.9%)     23.8%      (0.6%)        --       2.5%       4.7%       3.5%
        0.2%       0.1%       0.1%                             0.7%       1.3%       3.7%
    $190,775   $164,115   $274,149   $390,194   $441,013   $ 32,002   $ 45,521   $ 46,590   $ 34,555   $ 59,715
       9,184      9,904     11,296     12,184     12,137     23,965     33,873     34,686     26,368     47,710
    $  20.77   $  16.57   $  24.27   $  32.02   $  36.34   $   1.34   $   1.34   $   1.34   $   1.31   $   1.25
       25.4%     (31.7%)    (24.2%)    (11.9%)     23.8%      (0.6%)        --       2.5%       4.7%       3.5%
        0.2%       0.1%       0.1%                             0.7%       1.3%       3.7%


             MAINSTAY VP
                EQUITY                                   MAINSTAY VP
               INCOME--                                  GOVERNMENT--
            INITIAL CLASS                               INITIAL CLASS
    ------------------------------   ----------------------------------------------------
      2003       2002       2001       2003       2002       2001       2000       1999
    -------------------------------------------------------------------------------------
    $  7,511   $  5,089   $  2,564   $ 47,553   $ 69,501   $ 51,150   $ 39,319   $ 68,787
         704        607        258      2,819      4,144      3,307      2,677      5,186
    $  10.67   $   8.38   $   9.94   $  16.87   $  16.77   $  15.47   $  14.69   $  13.26
       27.3%     (15.7%)     (0.6%)      0.6%       8.4%       5.3%      10.8%      (3.0%)
        1.2%       1.1%       2.0%       3.5%       3.4%       4.4%
    $  8,130   $  5,308   $  1,576   $ 40,019   $ 52,350   $ 34,663   $ 26,217   $ 38,114
         773        643        161      2,373      3,121      2,241      1,784      2,873
    $  10.52   $   8.26   $   9.80   $  16.87   $  16.77   $  15.47   $  14.69   $  13.26
       27.3%     (15.7%)     (2.0%)      0.6%       8.4%       5.3%      10.8%      (3.0%)
        1.2%       1.3%       1.9%       3.8%       3.6%       4.4%


                        MAINSTAY VP                                            MAINSTAY VP
                         HIGH YIELD                                              INDEXED
                      CORPORATE BOND--                                           EQUITY--
                       INITIAL CLASS                                          INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2003       2002       2001       2000       1999       2003       2002       2001       2000       1999
    -----------------------------------------------------------------------------------------------------------
    $150,241   $104,452   $122,288   $126,771   $155,130   $146,296   $127,742   $198,864   $258,393   $296,442
       7,248      6,783      7,999      8,588      9,761      5,621      6,211      7,423      8,368      8,592
    $  20.73   $  15.40   $  15.29   $  14.76   $  15.89   $  26.03   $  20.57   $  26.79   $  30.88   $  34.50
       34.6%       0.7%       3.6%      (7.1%)     11.4%      26.5%     (23.2%)    (13.2%)    (10.5%)     19.1%
        7.9%       9.5%      10.8%                             1.3%       1.2%       0.9%
    $108,307   $ 75,161   $ 81,685   $ 84,097   $100,712   $171,087   $142,842   $209,565   $258,158   $288,936
       5,231      4,886      5,349      5,703      6,344      6,574      6,945      7,823      8,360      8,375
    $  20.71   $  15.38   $  15.27   $  14.75   $  15.88   $  26.03   $  20.57   $  26.79   $  30.88   $  34.50
       34.6%       0.7%       3.6%      (7.1%)     11.4%      26.5%     (23.2%)    (13.2%)    (10.5%)     19.1%
        7.8%       9.9%      10.9%                             1.3%       1.2%       1.0%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                           MainStay VP
                                                                          International
                                                                            Equity--
                                                                          Initial Class
                                                           -------------------------------------------
                                                            2003     2002     2001     2000     1999
                                                           -------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $9,245   $6,847   $7,779   $9,775   $12,680
Units Outstanding.......................................      607      577      619      660       692
Variable Accumulation Unit Value........................   $15.22   $11.86   $12.57   $14.81   $ 18.31
Total Return............................................    28.3%    (5.6%)  (15.1%)  (19.1%)    26.4%
Investment Income Ratio.................................     2.0%     1.3%     1.3%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $8,147   $6,192   $6,335   $8,082   $10,019
Units Outstanding.......................................      535      522      504      545       547
Variable Accumulation Unit Value........................   $15.23   $11.87   $12.58   $14.82   $ 18.32
Total Return............................................    28.3%    (5.6%)  (15.1%)  (19.1%)    26.4%
Investment Income Ratio.................................     2.0%     1.4%     1.3%


                                                                               MainStay VP
                                                                              Total Return--
                                                                              Initial Class
                                                           ----------------------------------------------------
                                                             2003       2002       2001       2000       1999
                                                           ----------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $113,786   $109,940   $163,607   $216,119   $246,863
Units Outstanding.......................................      5,524      6,305      7,727      8,998      9,703
Variable Accumulation Unit Value........................   $  20.60   $  17.44   $  21.17   $  24.02   $  25.44
Total Return............................................      18.1%     (17.6%)    (11.8%)     (5.6%)     15.5%
Investment Income Ratio.................................       1.8%       2.2%       2.3%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $121,853   $112,541   $157,572   $195,651   $217,421
Units Outstanding.......................................      5,915      6,454      7,442      8,146      8,546
Variable Accumulation Unit Value........................   $  20.60   $  17.44   $  21.17   $  24.02   $  25.44
Total Return............................................      18.1%     (17.6%)    (11.8%)     (5.6%)     15.5%
Investment Income Ratio.................................       1.9%       2.3%       2.4%

                                                                          MainStay VP
                                                                            Dreyfus
                                                                             Large
                                                                            Company
                                                                            Value--
                                                                         Initial Class
                                                           ------------------------------------------
                                                            2003     2002     2001     2000     1999
                                                           ------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $2,648   $2,073   $3,229   $2,879   $2,380
Units Outstanding.......................................      253      250      296      249      216
Variable Accumulation Unit Value........................   $10.49   $ 8.30   $10.90   $11.57   $10.99
Total Return............................................    26.3%   (23.9%)   (5.7%)    5.2%     5.3%
Investment Income Ratio.................................     0.9%     0.5%     0.7%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $3,649   $2,693   $3,502   $3,147   $2,402
Units Outstanding.......................................      343      320      317      268      216
Variable Accumulation Unit Value........................   $10.63   $ 8.41   $11.05   $11.72   $11.14
Total Return............................................    26.3%   (23.9%)   (5.7%)    5.2%     5.3%
Investment Income Ratio.................................     0.9%     0.6%     0.7%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------



             MainStay VP                MainStay VP                MainStay VP
               Mid Cap                    Mid Cap                   Small Cap
               Core--                     Growth--                  Growth--
            Initial Class              Initial Class              Initial Class
      -------------------------   ------------------------   -----------------------
       2003     2002      2001     2003     2002     2001     2003     2002    2001
      ------------------------------------------------------------------------------
      $2,859   $ 1,250   $  388   $5,892   $  682   $  278   $5,197   $1,381   $ 725
         262       153       41      609      101       29      541      201      77
      $10.91   $  8.16   $ 9.49   $ 9.67   $ 6.77   $ 9.60   $ 9.60   $ 6.87   $9.45
       33.7%    (14.1%)   (5.1%)   42.9%   (29.5%)   (4.0%)   39.9%   (27.4%)  (5.5%)
        0.6%      0.4%     0.6%       --       --       --       --       --      --
      $2,806   $ 1,381   $  227   $4,925   $  635   $  385   $4,771   $1,421   $ 918
         257       169       24      500       92       39      489      203      96
      $10.93   $  8.17   $ 9.51   $ 9.85   $ 6.89   $ 9.78   $ 9.77   $ 6.98   $9.61
       33.7%    (14.1%)   (4.9%)   42.9%   (29.5%)   (2.2%)   39.9%   (27.4%)  (3.9%)
        0.6%      0.4%     0.7%       --       --       --       --       --      --

                                                                       MainStay VP
                                                                         American
                                                                         Century
                        MainStay VP                                      Income &
                          Value--                                        Growth--
                       Initial Class                                  Initial Class
      -----------------------------------------------   ------------------------------------------
       2003      2002      2001      2000      1999      2003     2002     2001     2000     1999
      --------------------------------------------------------------------------------------------
      $52,162   $45,782   $67,728   $69,989   $71,689   $4,797   $3,770   $5,537   $6,863   $7,246
        2,796     3,086     3,557     3,643     4,158      464      463      540      604      562
      $ 18.65   $ 14.84   $ 19.04   $ 19.21   $ 17.24   $10.35   $ 8.15   $10.25   $11.35   $12.89
        25.7%    (22.1%)    (0.9%)    11.4%      7.4%    27.0%   (20.6%)   (9.7%)  (11.9%)   16.1%
         1.5%      1.3%      1.4%                         1.5%     1.0%     0.8%
      $56,255   $46,850   $65,494   $64,042   $64,967   $5,379   $4,026   $5,449   $6,127   $6,320
        3,007     3,149     3,430     3,324     3,758      520      494      531      540      491
      $ 18.71   $ 14.88   $ 19.09   $ 19.27   $ 17.29   $10.35   $ 8.15   $10.25   $11.35   $12.89
        25.7%    (22.1%)    (0.9%)    11.4%      7.4%    27.0%   (20.6%)   (9.7%)  (11.9%)   16.1%
         1.6%      1.3%      1.4%                         1.5%     1.0%     0.8%

                       MainStay VP                                    MainStay VP
                       Eagle Asset                                        Lord
                        Management                                       Abbett
                          Growth                                       Developing
                         Equity--                                       Growth--
                      Initial Class                                  Initial Class
      ----------------------------------------------   ------------------------------------------
       2003      2002      2001      2000      1999     2003     2002     2001     2000     1999
      -------------------------------------------------------------------------------------------
      $ 8,487   $ 7,167   $13,064   $31,171   $6,150   $2,275   $1,150   $2,131   $2,785   $2,600
          668       713       921     1,810      317      248      171      222      266      198
      $ 12.71   $ 10.05   $ 14.18   $ 17.22   $19.38   $ 9.18   $ 6.72   $ 9.58   $10.47   $13.11
        26.4%    (29.1%)   (17.6%)   (11.1%)   63.4%    36.7%   (29.9%)   (8.5%)  (20.1%)   30.5%
         0.2%      0.1%        --                          --       --       --
      $10,395   $ 8,264   $14,072   $21,032   $6,595   $2,776   $1,512   $2,371   $3,176   $2,334
          811       815       983     1,211      337      302      225      247      303      178
      $ 12.82   $ 10.14   $ 14.31   $ 17.37   $19.55   $ 9.20   $ 6.73   $ 9.60   $10.50   $13.14
        26.4%    (29.1%)   (17.8%)   (11.1%)   63.4%    36.7%   (29.9%)   (8.5%)  (20.1%)   30.5%
         0.2%      0.1%        --                          --       --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                               Alger
                                                                              American
                                                                               Small
                                                                          Capitalization--
                                                                           Class O Shares
                                                           ----------------------------------------------
                                                            2003      2002     2001      2000      1999
                                                           ----------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $ 9,788   $7,752   $12,031   $20,098   $19,592
Units Outstanding.......................................     1,127    1,254     1,417     1,648     1,154
Variable Accumulation Unit Value........................   $  8.68   $ 6.18   $  8.49   $ 12.20   $ 16.98
Total Return............................................     40.5%   (27.2%)   (30.4%)   (28.1%)    41.6%
Investment Income Ratio.................................        --       --      0.1%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $10,742   $7,697   $11,471   $17,694   $15,723
Units Outstanding.......................................     1,237    1,245     1,352     1,451       926
Variable Accumulation Unit Value........................   $  8.68   $ 6.18   $  8.49   $ 12.20   $ 16.97
Total Return............................................     40.5%   (27.2%)   (30.4%)   (28.1%)    41.6%
Investment Income Ratio.................................        --       --      0.1%


                                                                             FIDELITY(R)
                                                                                 VIP
                                                                           CONTRAFUND(R)--
                                                                            INITIAL CLASS
                                                           -----------------------------------------------
                                                            2003      2002      2001      2000      1999
                                                           -----------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $47,782   $39,960   $49,755   $62,679   $65,214
Units Outstanding.......................................     2,584     2,741     3,054     3,332     3,195
Variable Accumulation Unit Value........................   $ 18.49   $ 14.58   $ 16.29   $ 18.81   $ 20.41
Total Return............................................     26.8%    (10.5%)   (13.4%)    (7.8%)    22.7%
Investment Income Ratio.................................      0.5%      0.9%      0.8%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $65,135   $52,702   $62,180   $74,681   $73,194
Units Outstanding.......................................     3,592     3,685     3,891     4,048     3,657
Variable Accumulation Unit Value........................   $ 18.13   $ 14.30   $ 15.98   $ 18.45   $ 20.02
Total Return............................................     26.8%    (10.5%)   (13.4%)    (7.8%)    22.7%
Investment Income Ratio.................................      0.5%      0.8%      0.8%

                                                                              Janus Aspen
                                                                                Series
                                                                               Worldwide
                                                                               Growth--
                                                                         Institutional Shares
                                                           -------------------------------------------------
                                                            2003      2002      2001       2000       1999
                                                           -------------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $48,340   $46,780   $75,000   $112,441   $105,142
Units Outstanding.......................................     3,265     3,867     4,559      5,233      4,073
Variable Accumulation Unit Value........................   $ 14.80   $ 12.10   $ 16.45   $  21.49   $  25.81
Total Return............................................     22.4%    (26.5%)   (23.4%)    (16.8%)     62.3%
Investment Income Ratio.................................      1.1%      0.9%      0.5%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $58,703   $53,620   $82,282   $117,641   $107,877
Units Outstanding.......................................     3,957     4,424     4,992      5,465      4,171
Variable Accumulation Unit Value........................   $ 14.83   $ 12.12   $ 16.48   $  21.53   $  25.86
Total Return............................................     22.4%    (26.5%)   (23.4%)    (16.8%)     62.3%
Investment Income Ratio.................................      1.1%      0.9%      0.5%

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES

--------------------------------------------------------------------------------



                                                          Dreyfus IP
                       Calvert                            Technology
                        Social                             Growth--
                       Balanced                         Initial Shares
      ------------------------------------------   ------------------------
       2003     2002     2001     2000     1999     2003     2002     2001
      ---------------------------------------------------------------------
      $3,387   $2,646   $3,485   $4,189   $4,466   $1,938   $  595   $  261
         195      179      205      226      230      216       99       26
      $17.40   $14.78   $17.04   $18.55   $19.40   $ 8.95   $ 6.01   $10.05
       17.8%   (13.3%)   (8.1%)   (4.4%)   10.8%    49.0%   (40.2%)    0.5%
        2.2%     2.6%     3.6%                         --       --       --
      $5,280   $4,530   $5,403   $5,717   $5,746   $2,579   $  878   $  645
         303      306      317      308      296      297      151       66
      $17.42   $14.79   $17.06   $18.57   $19.42   $ 8.69   $ 5.83   $ 9.75
       17.8%   (13.3%)   (8.1%)   (4.4%)   10.8%    49.0%   (40.2%)   (2.5%)
        2.0%     2.7%     3.7%                         --       --       --


                                                          FIDELITY(R)                       JANUS ASPEN
                      FIDELITY(R) VIP                         VIP                             SERIES
                      EQUITY-INCOME--                      MID CAP--                        BALANCED--
                       INITIAL CLASS                    SERVICE CLASS 2                INSTITUTIONAL SHARES
      -----------------------------------------------   ---------------   -----------------------------------------------
       2003      2002      2001      2000      1999          2003          2003      2002      2001      2000      1999
      -------------------------------------------------------------------------------------------------------------------
      $25,421   $21,694   $30,023   $34,017   $31,368       $  431        $54,194   $57,185   $70,409   $81,758   $66,858
        1,556     1,708     1,938     2,060     2,033           38          2,834     3,367     3,828     4,183     3,300
      $ 16.34   $ 12.70   $ 15.49   $ 16.52   $ 15.43       $11.24        $ 19.12   $ 16.99   $ 18.39   $ 19.55   $ 20.26
        28.7%    (18.0%)    (6.2%)     7.0%      5.0%        12.4%          12.6%     (7.7%)    (5.9%)    (3.5%)    25.1%
         1.9%      1.8%      1.9%                               --           2.2%      2.4%      2.6%
      $27,839   $21,702   $28,160   $29,719   $28,289       $  338        $77,365   $72,705   $81,831   $85,386   $68,823
        1,716     1,721     1,831     1,813     1,847           30          4,035     4,269     4,437     4,357     3,387
      $ 16.22   $ 12.61   $ 15.38   $ 16.39   $ 15.32       $11.43        $ 19.17   $ 17.03   $ 18.44   $ 19.60   $ 20.32
        28.7%    (18.0%)    (6.2%)     7.0%      5.0%        14.3%          12.6%     (7.7%)    (5.9%)    (3.5%)    25.1%
         1.8%      1.8%      1.7%                               --           2.2%      2.4%      2.6%

                        MFS(R)
                      INVESTORS
                        TRUST                                        MFS(R)
                       SERIES--                                RESEARCH SERIES--
                    INITIAL CLASS                                INITIAL CLASS
      ------------------------------------------   ------------------------------------------
       2003     2002     2001     2000     1999     2003     2002     2001     2000     1999
      ---------------------------------------------------------------------------------------
      $1,479   $1,356   $2,158   $2,729   $2,381   $1,882   $1,734   $3,076   $3,995   $2,175
         175      193      240      252      217      212      240      317      320      164
      $ 8.45   $ 7.01   $ 8.99   $10.83   $10.99   $ 8.89   $ 7.22   $ 9.69   $12.47   $13.27
       20.6%   (22.0%)  (17.0%)   (1.4%)    5.3%    23.1%   (25.5%)  (22.3%)   (6.1%)   22.4%
        0.6%     0.6%     0.5%                       0.7%     0.3%       --
      $1,899   $1,650   $2,207   $2,673   $2,399   $2,537   $2,180   $3,339   $3,891   $2,171
         219      229      239      240      212      289      306      349      316      166
      $ 8.69   $ 7.21   $ 9.24   $11.13   $11.30   $ 8.77   $ 7.13   $ 9.57   $12.31   $13.10
       20.6%   (22.0%)  (17.0%)   (1.4%)    5.3%    23.1%   (25.5%)  (22.3%)   (6.1%)   22.4%
        0.7%     0.5%     0.5%                       0.7%     0.3%       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                          T. Rowe Price
                                                                              Equity
                                                                              Income
                                                                            Portfolio
                                                           --------------------------------------------
                                                            2003      2002     2001      2000     1999
                                                           --------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $12,398   $9,768   $11,020   $6,827   $4,089
Units Outstanding.......................................     1,007      982       950      590      394
Variable Accumulation Unit Value........................   $ 12.32   $ 9.94   $ 11.59   $11.58   $10.37
Total Return............................................     23.9%   (14.2%)     0.2%    11.6%     2.4%
Investment Income Ratio.................................      1.7%     1.6%      1.5%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $12,581   $8,546   $ 9,525   $5,604   $4,047
Units Outstanding.......................................     1,014      853       815      480      387
Variable Accumulation Unit Value........................   $ 12.41   $10.02   $ 11.68   $11.67   $10.45
Total Return............................................     23.9%   (14.2%)     0.2%    11.6%     2.4%
Investment Income Ratio.................................      1.8%     1.6%      1.5%


                                                                            Van Eck
                                                                           Worldwide
                                                                             Hard
                                                                            Assets
                                                           -----------------------------------------
                                                            2003     2002     2001     2000    1999
                                                           -----------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $1,288   $  967   $  450   $  504   $ 531
Units Outstanding.......................................      105      113       50       50      58
Variable Accumulation Unit Value........................   $12.30   $ 8.59   $ 8.95   $10.13   $9.21
Total Return............................................    43.2%    (4.1%)  (11.6%)   10.0%   19.4%
Investment Income Ratio.................................     0.5%     0.4%     1.3%
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $1,550   $1,148   $  472   $  466   $ 356
Units Outstanding.......................................      124      132       52       45      38
Variable Accumulation Unit Value........................   $12.49   $ 8.72   $ 9.09   $10.29   $9.36
Total Return............................................    43.2%    (4.1%)  (11.6%)   10.0%   19.4%
Investment Income Ratio.................................     0.4%     0.4%     1.0%

                                                                           Van Kampen
                                                                              UIF
                                                                        Emerging Markets
                                                                            Equity--
                                                                            Class I
                                                           ------------------------------------------
                                                            2003     2002     2001     2000     1999
                                                           ------------------------------------------
SEPARATE ACCOUNT-I (NON-QUALIFIED POLICIES)
Net Assets..............................................   $5,895   $3,951   $4,807   $5,962   $8,207
Units Outstanding.......................................      564      558      611      699      578
Variable Accumulation Unit Value........................   $10.45   $ 7.08   $ 7.87   $ 8.53   $14.21
Total Return............................................    47.7%   (10.1%)   (7.7%)  (40.0%)   93.2%
Investment Income Ratio.................................       --       --       --
SEPARATE ACCOUNT-II (TAX-QUALIFIED POLICIES)
Net Assets..............................................   $6,767   $4,819   $5,504   $6,288   $7,307
Units Outstanding.......................................      642      676      694      732      510
Variable Accumulation Unit Value........................   $10.53   $ 7.13   $ 7.93   $ 8.59   $14.32
Total Return............................................    47.7%   (10.1%)   (7.7%)  (40.0%)   93.3%
Investment Income Ratio.................................       --       --       --

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Account I and II Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the MainStay VP Bond (Initial Class), MainStay VP Capital Appreciation (Initial Class), MainStay VP Cash Management, MainStay VP Convertible (Initial Class), MainStay VP Equity Income (Initial Class), MainStay VP Government (Initial Class), MainStay VP Growth Equity (Initial Class), MainStay VP High Yield Corporate Bond (Initial Class), MainStay VP Indexed Equity (Initial Class), MainStay VP International Equity (Initial Class), MainStay VP Mid Cap Core (Initial Class), MainStay VP Mid Cap Growth (Initial Class), MainStay VP Small Cap Growth (Initial Class), MainStay VP Total Return (Initial Class), MainStay VP Value (Initial Class), MainStay VP American Century Income and Growth (Initial Class), MainStay VP Dreyfus Large Company Value (Initial Class), MainStay VP Eagle Asset Management Growth Equity (Initial Class), MainStay VP Lord Abbett Developing Growth (Initial Class), Alger American Small Capitalization (Class O Shares), Calvert Social Balanced, Dreyfus IP Technology Growth (Initial Shares), Fidelity(R) VIP Contrafund(R) (Initial Class), Fidelity(R) VIP Equity-Income (Initial Class), Fidelity(R) VIP Mid Cap (Service Class 2), Janus Aspen Series Balanced (Institutional Shares), Janus Aspen Series Worldwide Growth (Institutional Shares), MFS(R) Investors Trust Series (Initial Class), MFS(R) Research Series (Initial Class), T. Rowe Price Equity Income Portfolio, Van Eck Worldwide Hard Assets and Van Kampen UIF Emerging Markets Equity (Class I) Investment Divisions (constituting the NYLIAC Variable Annuity Separate Account-I and the NYLIAC Variable Annuity Separate Account-II) at December 31, 2003, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
February 18, 2004

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                              FINANCIAL STATEMENTS

            SERIES I POLICIES:               LifeStages(R) Variable Annuity
                                             LifeStages(R) Flexible Premium Variable
                                             Annuity
                                             MainStay Plus Variable Annuity

            SERIES II POLICIES:              LifeStages(R) Access Variable Annuity
                                             MainStay Access Variable Annuity

            SERIES III POLICIES:             LifeStages(R) Premium Plus Variable
                                             Annuity
                                             MainStay Premium Plus Variable Annuity
                                             AmSouth Premium Plus Variable Annuity

            SERIES IV POLICIES:              LifeStages(R) Essentials Variable Annuity
                                             MainStay Plus II Variable Annuity

            SERIES V POLICIES:               LifeStages(R) Select Variable Annuity
                                             MainStay Select Variable Annuity

            SERIES VI POLICIES:              LifeStages(R) Premium Plus II Variable
                                             Annuity
                                             MainStay Premium Plus II Variable Annuity
                                             AmSouth Premium Plus II Variable Annuity

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2003


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $281,491,655     $415,078,798     $240,252,733

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        975,985        1,377,139          850,799
    Administrative charges..................................         86,074          156,122           75,148
                                                               ------------     ------------     ------------
      Total net assets......................................   $280,429,596     $413,545,537     $239,326,786
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................   $196,826,934     $377,778,664     $163,924,962
    Series II Policies......................................      1,536,010          976,001        3,795,633
    Series III Policies.....................................     64,492,060       25,919,084       50,235,964
    Series IV Policies......................................     17,219,042        8,811,868       16,441,223
    Series V Policies.......................................        355,550           59,920        2,061,058
    Series VI Policies......................................             --               --        2,867,946
  Net assets retained in Separate Account by
    New York Life Insurance and Annuity Corporation.........             --               --               --
                                                               ------------     ------------     ------------
      Total net assets......................................   $280,429,596     $413,545,537     $239,326,786
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $      15.60     $      16.26     $       1.26
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $      12.68     $       6.11     $       1.04
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $      12.43     $       5.57     $       1.03
                                                               ============     ============     ============
    Series IV variable accumulation unit value..............   $      11.10     $       9.34     $       0.99
                                                               ============     ============     ============
    Series V variable accumulation unit value...............   $      10.80     $      11.47     $       0.99
                                                               ============     ============     ============
    Series VI variable accumulation unit value..............   $         --     $         --     $       0.99
                                                               ============     ============     ============
Identified Cost of Investment...............................   $284,161,133     $609,781,783     $240,260,046
                                                               ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                        MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP         EQUITY          MAINSTAY VP         GROWTH           HIGH YIELD          INDEXED        INTERNATIONAL
     CONVERTIBLE--       INCOME--        GOVERNMENT--        EQUITY--       CORPORATE BOND--      EQUITY--          EQUITY--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
     $225,571,667      $108,998,352      $250,740,814      $321,145,238       $781,539,107      $629,673,231      $ 49,420,626

          744,765           367,536           904,960         1,084,918          2,571,527         2,106,182           163,694
           70,535            29,738            78,826           116,546            252,333           221,589            14,731
     ------------      ------------      ------------      ------------       ------------      ------------      ------------
     $224,756,367      $108,601,078      $249,757,028      $319,943,774       $778,715,247      $627,345,460      $ 49,242,201
     ============      ============      ============      ============       ============      ============      ============
     $169,401,723      $ 60,032,730      $169,700,725      $278,264,551       $617,550,735      $535,415,018      $ 34,845,056
        1,598,769           678,336         1,957,393         1,076,570          4,850,580         1,788,250           424,752
       41,468,924        30,860,627        59,898,565        31,600,772        118,929,937        70,811,691        10,624,757
       12,094,335        11,462,658        17,692,012         8,754,461         35,842,156        19,066,553         3,285,353
          192,616           301,990           508,333           247,420          1,541,839           263,948            62,283
               --                --                --                --                 --                --                --
               --         5,264,737                --                --                 --                --                --
     ------------      ------------      ------------      ------------       ------------      ------------      ------------
     $224,756,367      $108,601,078      $249,757,028      $319,943,774       $778,715,247      $627,345,460      $ 49,242,201
     ============      ============      ============      ============       ============      ============      ============
     $      16.81      $      10.53      $      15.17      $      20.33       $      20.42      $      20.74      $      15.63
     ============      ============      ============      ============       ============      ============      ============
     $       9.50      $      10.45      $      12.07      $       7.10       $      12.95      $       7.87      $       9.54
     ============      ============      ============      ============       ============      ============      ============
     $       9.10      $      10.63      $      11.94      $       7.14       $      12.73      $       7.65      $       9.57
     ============      ============      ============      ============       ============      ============      ============
     $      11.17      $      10.29      $      10.78      $      10.07       $      12.99      $      10.37      $      11.30
     ============      ============      ============      ============       ============      ============      ============
     $      12.44      $      10.37      $      10.52      $      11.37       $      13.75      $      12.39      $      12.49
     ============      ============      ============      ============       ============      ============      ============
     $         --      $         --      $         --      $         --       $         --      $         --      $         --
     ============      ============      ============      ============       ============      ============      ============
     $228,463,133      $ 95,120,552      $257,542,935      $405,439,495       $754,934,893      $717,959,063      $ 41,642,306
     ============      ============      ============      ============       ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2003


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          MID CAP         SMALL CAP
                                                                  CORE--          GROWTH--         GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              -----------------------------------------------
ASSETS:
  Investment at net asset value.............................   $ 40,295,500     $ 60,695,252     $ 66,428,112

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        139,474          197,908          219,594
    Administrative charges..................................         11,431           15,767           18,035
                                                               ------------     ------------     ------------
      Total net assets......................................   $ 40,144,595     $ 60,481,577     $ 66,190,483
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................   $ 20,056,137     $ 31,975,772     $ 35,348,343
    Series II Policies......................................        169,895          198,156          426,344
    Series III Policies.....................................     11,573,045       17,706,361       17,969,552
    Series IV Policies......................................      4,278,444        5,924,322        7,513,804
    Series V Policies.......................................         45,152          106,641          125,736
    Series VI Policies......................................             --               --               --
  Net assets retained in Separate Account by
    New York Life Insurance and Annuity Corporation.........      4,021,922        4,570,325        4,806,704
                                                               ------------     ------------     ------------
      Total net assets......................................   $ 40,144,595     $ 60,481,577     $ 66,190,483
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $      10.73     $       9.14     $       9.61
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $      11.57     $      11.68     $       9.86
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $      11.13     $       9.32     $       9.56
                                                               ============     ============     ============
    Series IV variable accumulation unit value..............   $      10.88     $      10.01     $      10.35
                                                               ============     ============     ============
    Series V variable accumulation unit value...............   $      12.90     $      14.50     $      11.55
                                                               ============     ============     ============
    Series VI variable accumulation unit value..............   $         --     $         --     $         --
                                                               ============     ============     ============
Identified Cost of Investment...............................   $ 33,451,207     $ 52,231,692     $ 54,980,971
                                                               ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP        INCOME &           COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--          GROWTH--           VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
     $265,255,934      $252,411,214      $ 54,148,915      $ 49,770,097      $118,372,306      $ 33,087,455       $ 73,565,190

          871,156           848,719           182,966           168,488           393,173           112,893            255,876
           94,855            85,030            18,415            14,771            40,425            11,000             25,846
     ------------      ------------      ------------      ------------      ------------      ------------       ------------
     $264,289,923      $251,477,465      $ 53,947,534      $ 49,586,838      $117,938,708      $ 32,963,562       $ 73,283,468
     ============      ============      ============      ============      ============      ============       ============
     $233,916,898      $202,324,162      $ 44,045,243      $ 34,700,757      $ 97,271,033      $ 19,240,137       $60,347,28 1
        1,895,161         1,071,648           309,133           374,346           633,190           225,438            417,902
       21,510,490        36,810,977         7,574,438        11,629,940        16,376,702         5,666,582         10,454,791
        6,661,945        11,040,621         2,017,889         2,835,354         3,610,169         1,394,271          2,009,805
          305,429           230,057               831            46,441            47,614             8,299             53,689
               --                --                --                --                --                --                 --
               --                --                --                --                --         6,428,835                 --
     ------------      ------------      ------------      ------------      ------------      ------------       ------------
     $264,289,923      $251,477,465      $ 53,947,534      $ 49,586,838      $117,938,708      $ 32,963,562       $ 73,283,468
     ============      ============      ============      ============      ============      ============       ============
     $      17.01      $      18.22      $      10.07      $      10.18      $      12.44      $       8.30       $       8.63
     ============      ============      ============      ============      ============      ============       ============
     $       7.83      $      10.64      $       8.33      $       9.43      $       6.96      $       7.95       $       6.05
     ============      ============      ============      ============      ============      ============       ============
     $       7.50      $      10.17      $       8.17      $       9.31      $       5.95      $       7.99       $       5.61
     ============      ============      ============      ============      ============      ============       ============
     $      10.29      $       9.63      $      10.34      $      10.07      $       9.97      $      10.54       $      11.49
     ============      ============      ============      ============      ============      ============       ============
     $      11.67      $      10.43      $      11.44      $      13.28      $      12.08      $      13.13       $      13.52
     ============      ============      ============      ============      ============      ============       ============
     $         --      $         --      $         --      $         --      $         --      $         --       $         --
     ============      ============      ============      ============      ============      ============       ============
     $312,941,517      $256,545,046      $ 56,310,038      $ 48,379,852      $161,542,876      $ 34,556,127       $ 65,284,259
     ============      ============      ============      ============      ============      ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2003


                                                                 AMSOUTH          AMSOUTH          AMSOUTH
                                                                 ENHANCED      INTERNATIONAL      LARGE CAP
                                                               MARKET FUND      EQUITY FUND          FUND
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $  2,557,892     $    394,811     $  4,039,805

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................         10,142            1,502           16,183
    Administrative charges..................................             --               --               --
                                                               ------------     ------------     ------------
      Total net assets......................................   $  2,547,750     $    393,309     $  4,023,622
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................   $         --     $         --     $         --
    Series II Policies......................................             --               --               --
    Series III Policies.....................................      2,414,573          361,331        3,889,221
    Series IV Policies......................................             --               --               --
    Series V Policies.......................................             --               --               --
    Series VI Policies......................................        133,177           31,978          134,401
                                                               ------------     ------------     ------------
      Total net assets......................................   $  2,547,750     $    393,309     $  4,023,622
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $         --     $         --     $         --
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $         --     $         --     $         --
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $       8.24     $      10.16     $       8.13
                                                               ============     ============     ============
    Series IV variable accumulation unit value..............   $         --     $         --     $         --
                                                               ============     ============     ============
    Series V variable accumulation unit value...............   $         --     $         --     $         --
                                                               ============     ============     ============
    Series VI variable accumulation unit value..............   $      11.29     $      12.59     $      10.99
                                                               ============     ============     ============
Identified Cost of Investment...............................   $  2,390,927     $    317,294     $  3,777,272
                                                               ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                JANUS ASPEN
                                          DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES
        AMSOUTH           CALVERT         TECHNOLOGY            VIP               VIP           BALANCED--
        MID CAP           SOCIAL           GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL
         FUND            BALANCED       INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES
    ---------------------------------------------------------------------------------------------------------
     $  1,503,759      $ 39,185,735      $ 30,948,307      $348,451,969      $226,324,755      $647,368,020

            6,001           129,021           104,816         1,172,793           759,108         2,189,150
               --            11,704             7,345           122,395            74,264           228,565
     ------------      ------------      ------------      ------------      ------------      ------------
     $  1,497,758      $ 39,045,010      $ 30,836,146      $347,156,781      $225,491,383      $644,950,305
     ============      ============      ============      ============      ============      ============
     $         --      $ 27,683,129      $ 17,740,484      $291,995,341      $179,593,774      $541,658,519
               --           125,261           182,486         1,321,231           876,892         2,620,416
        1,411,906         8,418,633        10,675,905        41,756,895        36,551,550        79,153,982
               --         2,279,058         2,205,573        11,684,897         8,098,792        21,003,960
               --            69,851            31,698           398,417           370,375           513,428
           85,852           469,078                --                --                --                --
     ------------      ------------      ------------      ------------      ------------      ------------
     $  1,497,758      $ 39,045,010      $ 30,836,146      $347,156,781      $225,491,383      $644,950,305
     ============      ============      ============      ============      ============      ============
     $         --      $      16.73      $       8.75      $      18.44      $      16.07      $      19.17
     ============      ============      ============      ============      ============      ============
     $         --      $       8.71      $      10.67      $       9.69      $      10.46      $       9.94
     ============      ============      ============      ============      ============      ============
     $       7.48      $       8.46      $       8.89      $       9.31      $      10.30      $       9.36
     ============      ============      ============      ============      ============      ============
     $         --      $      10.85      $      10.65      $      10.93      $      10.47      $      10.33
     ============      ============      ============      ============      ============      ============
     $         --      $      11.81      $      14.17      $      12.99      $      10.54      $      10.72
     ============      ============      ============      ============      ============      ============
     $      11.78      $      10.80      $         --      $         --      $         --      $         --
     ============      ============      ============      ============      ============      ============
     $  1,325,792      $ 42,134,866      $ 27,033,952      $351,283,357      $220,147,608      $696,376,267
     ============      ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2003

                                                               JANUS ASPEN
                                                                  SERIES           MFS(R)
                                                                WORLDWIDE        INVESTORS          MFS(R)
                                                                 GROWTH--          TRUST           RESEARCH
                                                              INSTITUTIONAL       SERIES--         SERIES--
                                                                  SHARES       INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $294,660,871     $ 32,136,685     $ 41,069,235

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................      1,002,517          109,775          138,838
    Administrative charges..................................        112,938           10,376           13,805
                                                               ------------     ------------     ------------
      Total net assets......................................   $293,545,416     $ 32,016,534     $ 40,916,592
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................   $266,038,707     $ 24,571,808     $ 33,394,846
    Series II Policies......................................      1,136,224          340,194          306,806
    Series III Policies.....................................     20,011,225        5,794,625        6,172,368
    Series IV Policies......................................      6,274,886        1,236,039        1,035,007
    Series V Policies.......................................         84,374           73,868            7,565
    Series VI Policies......................................             --               --               --
                                                               ------------     ------------     ------------
      Total net assets......................................   $293,545,416     $ 32,016,534     $ 40,916,592
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $      14.70     $       8.52     $       8.84
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $       6.27     $       7.55     $       6.27
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $       5.75     $       7.43     $       6.00
                                                               ============     ============     ============
    Series IV variable accumulation unit value..............   $       9.52     $       9.80     $       9.69
                                                               ============     ============     ============
    Series V variable accumulation unit value...............   $      12.13     $      12.46     $      11.82
                                                               ============     ============     ============
    Series VI variable accumulation unit value..............   $         --     $         --     $         --
                                                               ============     ============     ============
Identified Cost of Investment...............................   $462,648,906     $ 35,506,755     $ 54,420,307
                                                               ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                            NEUBERGER                                            VAN KAMPEN
                             BERMAN                                                  UIF
                               AMT          T. ROWE PRICE        VAN ECK          EMERGING
          MFS(R)             MID-CAP           EQUITY           WORLDWIDE          MARKETS
    UTILITIES SERIES--      GROWTH--           INCOME             HARD            EQUITY--
      INITIAL CLASS          CLASS I          PORTFOLIO          ASSETS            CLASS I
    ------------------------------------------------------------------------------------------
        $  2,151,853      $  8,339,716      $173,151,584      $ 18,110,097      $ 40,606,593

               8,105            27,263           586,919            57,916           133,174
                 395             1,778            50,663             4,282            13,559
        ------------      ------------      ------------      ------------      ------------
        $  2,143,353      $  8,310,675      $172,514,002      $ 18,047,899      $ 40,459,860
        ============      ============      ============      ============      ============
        $    869,987      $  4,336,129      $117,893,849      $ 10,239,249      $ 33,055,195
              15,925            69,468         1,524,115           190,123           697,420
           1,138,057         3,203,607        41,614,651         5,745,470         5,409,110
             104,184           619,296        11,020,235         1,461,248         1,279,211
              15,200            82,175           461,152            63,455            18,924
                  --                --                --           348,354                --
        ------------      ------------      ------------      ------------      ------------
        $  2,143,353      $  8,310,675      $172,514,002      $ 18,047,899      $ 40,459,860
        ============      ============      ============      ============      ============
        $       9.01      $       8.49      $      12.25      $      12.72      $      10.46
        ============      ============      ============      ============      ============
        $      10.62      $       8.75      $      11.70      $      12.62      $       7.55
        ============      ============      ============      ============      ============
        $       8.49      $       8.81      $      11.45      $      12.79      $       8.77
        ============      ============      ============      ============      ============
        $      13.64      $      12.22      $      10.17      $      12.04      $      11.62
        ============      ============      ============      ============      ============
        $      12.22      $      11.85      $      10.36      $      15.24      $      14.95
        ============      ============      ============      ============      ============
        $         --      $         --      $         --      $      13.42      $         --
        ============      ============      ============      ============      ============
        $  1,760,232      $  7,498,859      $157,810,480      $ 14,076,561      $ 40,088,707
        ============      ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2003


                                                                                   MAINSTAY VP
                                                                MAINSTAY VP          CAPITAL          MAINSTAY VP
                                                                   BOND--         APPRECIATION--     CONVERTIBLE--
                                                               SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                                                              --------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $ 18,941,930       $ 14,929,391       $ 22,679,603

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................          50,616             39,486             57,364
    Administrative charges..................................           2,741              2,228              3,362
                                                                ------------       ------------       ------------
      Total net assets......................................    $ 18,888,573       $ 14,887,677       $ 22,618,877
                                                                ============       ============       ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................    $  2,928,687       $  2,759,547       $  3,817,332
    Series II Policies......................................              --                 --                 --
    Series III Policies.....................................       6,344,021          5,334,317          7,798,273
    Series IV Policies......................................       5,866,660          4,522,004          7,040,181
    Series V Policies.......................................         406,643             85,801            533,306
    Series VI Policies......................................       3,342,562          2,186,008          3,429,785
                                                                ------------       ------------       ------------
      Total net assets......................................    $ 18,888,573       $ 14,887,677       $ 22,618,877
                                                                ============       ============       ============
    Series I variable accumulation unit value...............    $       9.91       $      11.15       $      10.99
                                                                ============       ============       ============
    Series II variable accumulation unit value..............    $         --       $         --       $         --
                                                                ============       ============       ============
    Series III variable accumulation unit value.............    $       9.91       $      11.26       $      11.03
                                                                ============       ============       ============
    Series IV variable accumulation unit value..............    $       9.92       $      11.14       $      10.94
                                                                ============       ============       ============
    Series V variable accumulation unit value...............    $       9.83       $      10.98       $      10.91
                                                                ============       ============       ============
    Series VI variable accumulation unit value..............    $       9.89       $      11.12       $      10.85
                                                                ============       ============       ============
Identified Cost of Investment...............................    $ 19,909,146       $ 14,022,189       $ 21,741,928
                                                                ============       ============       ============

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                               MAINSTAY VP
      MAINSTAY VP                           MAINSTAY VP         HIGH YIELD        MAINSTAY VP        MAINSTAY VP
         EQUITY          MAINSTAY VP           GROWTH           CORPORATE           INDEXED         INTERNATIONAL
        INCOME--         GOVERNMENT--         EQUITY--            BOND--            EQUITY--           EQUITY--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------
      $ 16,652,432       $ 13,142,328       $  9,825,268       $ 76,633,149       $ 38,215,590       $  8,603,386

            42,658             35,676             26,102            194,565             97,127             21,502
             2,224              2,356              1,599             11,970              6,160              1,225
      ------------       ------------       ------------       ------------       ------------       ------------
      $ 16,607,550       $ 13,104,296       $  9,797,567       $ 76,426,614       $ 38,112,303       $  8,580,659
      ============       ============       ============       ============       ============       ============
      $  2,399,475       $  2,650,681       $  1,841,526       $ 10,501,050       $  6,828,019       $  1,339,837
                --                 --                 --                 --                 --                 --
         6,442,796          4,086,876          3,093,844         28,302,309         13,604,362          2,932,528
         5,125,156          4,146,705          3,340,320         25,511,548         11,687,631          2,848,538
           121,519            420,525             37,730          2,900,866          1,343,565             78,476
         2,518,604          1,799,509          1,484,147          9,210,841          4,648,726          1,381,280
      ------------       ------------       ------------       ------------       ------------       ------------
      $ 16,607,550       $ 13,104,296       $  9,797,567       $ 76,426,614       $ 38,112,303       $  8,580,659
      ============       ============       ============       ============       ============       ============
      $      11.60       $       9.75       $      11.40       $      11.41       $      11.26       $      11.74
      ============       ============       ============       ============       ============       ============
      $         --       $         --       $         --       $         --       $         --       $         --
      ============       ============       ============       ============       ============       ============
      $      11.72       $       9.69       $      11.34       $      11.35       $      11.20       $      11.55
      ============       ============       ============       ============       ============       ============
      $      11.59       $       9.76       $      11.40       $      11.47       $      11.26       $      11.60
      ============       ============       ============       ============       ============       ============
      $      11.51       $       9.74       $      11.32       $      11.36       $      11.24       $      11.28
      ============       ============       ============       ============       ============       ============
      $      11.57       $       9.73       $      11.38       $      11.39       $      11.24       $      11.37
      ============       ============       ============       ============       ============       ============
      $ 15,254,867       $ 13,603,849       $  9,164,923       $ 77,060,182       $ 35,870,989       $  7,873,214
      ============       ============       ============       ============       ============       ============


       MAINSTAY VP
         MID CAP
          CORE--
      SERVICE CLASS
     ----------------
       $  8,452,485
             21,487
              1,313
       ------------
       $  8,429,685
       ============
       $  1,476,689
                 --
          2,774,125
          2,676,982
            182,618
          1,319,271
       ------------
       $  8,429,685
       ============
       $      11.80
       ============
       $         --
       ============
       $      11.72
       ============
       $      11.73
       ============
       $      11.78
       ============
       $      11.64
       ============
       $  7,792,473
       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2003


                                                                MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
                                                                  MID CAP           SMALL CAP            TOTAL
                                                                  GROWTH--           GROWTH--           RETURN--
                                                               SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                                                              --------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $ 15,782,007       $ 13,654,247       $ 11,718,281

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................          39,035             33,856             29,993
    Administrative charges..................................           2,287              1,952              1,529
                                                                ------------       ------------       ------------
      Total net assets......................................    $ 15,740,685       $ 13,618,439       $ 11,686,759
                                                                ============       ============       ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies.......................................    $  2,376,133       $  2,354,900       $  1,835,410
    Series II Policies......................................              --                 --                 --
    Series III Policies.....................................       5,125,372          4,734,537          4,276,405
    Series IV Policies......................................       5,111,200          4,234,902          3,248,182
    Series V Policies.......................................         186,489             92,630            159,163
    Series VI Policies......................................       2,941,491          2,201,470          2,167,599
                                                                ------------       ------------       ------------
      Total net assets......................................    $ 15,740,685       $ 13,618,439       $ 11,686,759
                                                                ============       ============       ============
    Series I variable accumulation unit value...............    $      12.07       $      12.24       $      10.73
                                                                ============       ============       ============
    Series II variable accumulation unit value..............    $         --       $         --       $         --
                                                                ============       ============       ============
    Series III variable accumulation unit value.............    $      11.82       $      12.32       $      10.71
                                                                ============       ============       ============
    Series IV variable accumulation unit value..............    $      11.83       $      12.01       $      10.86
                                                                ============       ============       ============
    Series V variable accumulation unit value...............    $      11.61       $      11.71       $      10.57
                                                                ============       ============       ============
    Series VI variable accumulation unit value..............    $      12.05       $      12.21       $      10.56
                                                                ============       ============       ============
Identified Cost of Investment...............................    $ 14,725,822       $ 12,729,700       $ 11,399,845
                                                                ============       ============       ============

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                         MAINSTAY VP        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
                           AMERICAN           DREYFUS          EAGLE ASSET            LORD              ALGER
                           CENTURY             LARGE            MANAGEMENT           ABBETT            AMERICAN
      MAINSTAY VP           INCOME            COMPANY             GROWTH           DEVELOPING           SMALL
        VALUE--           & GROWTH--          VALUE--            EQUITY--           GROWTH--       CAPITALIZATION--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      CLASS S SHARES
    ---------------------------------------------------------------------------------------------------------------
      $ 14,555,134       $  3,964,304       $  5,722,509       $  7,134,548       $  4,249,899       $  4,368,568

            37,929             10,266             14,680             18,886             10,714              9,838
             2,218                540                832                908                589                665
      ------------       ------------       ------------       ------------       ------------       ------------
      $ 14,514,987       $  3,953,498       $  5,706,997       $  7,114,754       $  4,238,596       $  4,358,065
      ============       ============       ============       ============       ============       ============
      $  2,571,892       $    503,305       $    820,893       $    820,021       $    637,332       $    670,576
                --                 --                 --                 --                 --                 --
         5,057,908          1,437,244          1,807,339          2,736,879          1,458,094          1,576,259
         4,598,124          1,388,520          2,039,361          2,232,605          1,358,322          1,594,368
           160,283             23,962            132,665             60,418             63,982             22,090
         2,126,780            600,467            906,739          1,264,831            720,866            494,772
      ------------       ------------       ------------       ------------       ------------       ------------
      $ 14,514,987       $  3,953,498       $  5,706,997       $  7,114,754       $  4,238,596       $  4,358,065
      ============       ============       ============       ============       ============       ============
      $      11.55       $      11.07       $      11.32       $      11.11       $      11.63       $      12.16
      ============       ============       ============       ============       ============       ============
      $         --       $         --       $         --       $         --       $         --       $         --
      ============       ============       ============       ============       ============       ============
      $      11.48       $      11.38       $      11.29       $      11.08       $      11.47       $      12.15
      ============       ============       ============       ============       ============       ============
      $      11.72       $      11.32       $      11.29       $      11.09       $      11.62       $      12.11
      ============       ============       ============       ============       ============       ============
      $      11.48       $      11.19       $      11.21       $      10.77       $      11.41       $      11.96
      ============       ============       ============       ============       ============       ============
      $      11.52       $      11.23       $      11.28       $      11.06       $      11.77       $      12.15
      ============       ============       ============       ============       ============       ============
      $ 13,476,739       $  3,695,137       $  5,316,202       $  6,733,272       $  4,087,202       $  4,103,371
      ============       ============       ============       ============       ============       ============


        DREYFUS IP
        TECHNOLOGY
         GROWTH--
      SERVICE SHARES
     ----------------
       $  8,216,750
             21,256
              1,198
       ------------
       $  8,194,296
       ============
       $  1,226,378
                 --
          2,882,982
          2,683,507
             99,542
          1,301,887
       ------------
       $  8,194,296
       ============
       $      11.77
       ============
       $         --
       ============
       $      11.67
       ============
       $      11.68
       ============
       $      11.64
       ============
       $      11.65
       ============
       $  7,749,646
       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2003


                                               FIDELITY(R)        FIDELITY(R)        FIDELITY(R)        JANUS ASPEN
                                                   VIP                VIP                VIP               SERIES
                                             CONTRAFUND(R)--    EQUITY-INCOME--       MID CAP--          BALANCED--
                                             SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES
                                             -------------------------------------------------------------------------
ASSETS:
  Investment at net asset value............    $ 19,266,269       $ 17,293,382       $  5,073,547       $ 24,706,059

LIABILITIES:
  Liability to New York Life Insurance and
  Annuity Corporation for:
    Mortality and expense risk charges.....          47,674             42,987              8,708             66,549
    Administrative charges.................           2,896              2,641                645              3,907
                                               ------------       ------------       ------------       ------------
      Total net assets.....................    $ 19,215,699       $ 17,247,754       $  5,064,194       $ 24,635,603
                                               ============       ============       ============       ============
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies......................    $  3,715,408       $  2,887,693       $  2,237,229       $  4,308,274
    Series II Policies.....................              --                 --                884                 --
    Series III Policies....................       7,143,032          5,732,982          1,206,920          8,227,854
    Series IV Policies.....................       5,521,044          4,826,845          1,081,562          7,589,914
    Series V Policies......................         316,475            822,934             39,063            440,682
    Series VI Policies.....................       2,519,740          2,977,300            498,536          4,068,879
                                               ------------       ------------       ------------       ------------
      Total net assets.....................    $ 19,215,699       $ 17,247,754       $  5,064,194       $ 24,635,603
                                               ============       ============       ============       ============
    Series I variable accumulation unit
      value................................    $      11.69       $      11.53       $      11.27       $      10.52
                                               ============       ============       ============       ============
    Series II variable accumulation unit
      value................................    $         --       $         --       $      10.17       $         --
                                               ============       ============       ============       ============
    Series III variable accumulation unit
      value................................    $      11.59       $      11.37       $      11.23       $      10.57
                                               ============       ============       ============       ============
    Series IV variable accumulation unit
      value................................    $      11.82       $      11.48       $      11.41       $      10.51
                                               ============       ============       ============       ============
    Series V variable accumulation unit
      value................................    $      11.48       $      11.54       $      10.77       $      10.50
                                               ============       ============       ============       ============
    Series VI variable accumulation unit
      value................................    $      11.49       $      11.44       $      11.43       $      10.51
                                               ============       ============       ============       ============
Identified Cost of Investment..............    $ 17,933,084       $ 15,792,975       $  4,776,452       $ 23,788,962
                                               ============       ============       ============       ============

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                     NEUBERGER
      JANUS ASPEN           MFS(R)                                                     BERMAN
         SERIES           INVESTORS            MFS(R)                                   AMT           T. ROWE PRICE
       WORLDWIDE            TRUST             RESEARCH             MFS(R)             MID-CAP             EQUITY
        GROWTH--           SERIES--           SERIES--       UTILITIES SERIES--       GROWTH--            INCOME
     SERVICE SHARES     SERVICE CLASS      SERVICE CLASS       SERVICE CLASS          CLASS S         PORTFOLIO--II
    -----------------------------------------------------------------------------------------------------------------
      $  7,190,436       $  1,122,060       $  1,779,131        $    158,147        $    520,012       $ 17,875,231

            18,831              2,933              5,048                 259               1,443             23,397
             1,111                170                275                  16                 121              2,748
      ------------       ------------       ------------        ------------        ------------       ------------
      $  7,170,494       $  1,118,957       $  1,773,808        $    157,872        $    518,448       $ 17,849,086
      ============       ============       ============        ============        ============       ============
      $  1,397,674       $    135,394       $    381,921        $      3,248        $      6,122       $  2,505,846
                --                 --                 --                  --                  --                 --
         2,542,406            314,404            637,442              80,322             105,243          5,783,339
         2,225,544            468,692            460,107              62,558             268,997          5,370,233
            21,616             13,100             15,428              11,041              81,978            932,600
           983,254            187,367            278,910                 703              56,108          3,257,068
      ------------       ------------       ------------        ------------        ------------       ------------
      $  7,170,494       $  1,118,957       $  1,773,808        $    157,872        $    518,448       $ 17,849,086
      ============       ============       ============        ============        ============       ============
      $      11.53       $      10.86       $      11.02        $      10.83        $      10.91       $      11.20
      ============       ============       ============        ============        ============       ============
      $         --       $         --       $         --        $         --        $         --       $         --
      ============       ============       ============        ============        ============       ============
      $      11.45       $      10.94       $      10.95        $      11.41        $      10.98       $      11.16
      ============       ============       ============        ============        ============       ============
      $      11.44       $      10.97       $      10.75        $      11.46        $      11.32       $      11.23
      ============       ============       ============        ============        ============       ============
      $      11.31       $      10.92       $      11.05        $      11.50        $      11.12       $      11.13
      ============       ============       ============        ============        ============       ============
      $      11.23       $      10.88       $      11.13        $      11.39        $      11.13       $      11.16
      ============       ============       ============        ============        ============       ============
      $  6,638,353       $  1,052,659       $  1,659,816        $    146,971        $    492,371       $ 16,551,492
      ============       ============       ============        ============        ============       ============

        VAN KAMPEN
           UIF
         EMERGING
         MARKETS
         EQUITY--
         CLASS II
    ----------------------------------------------------------
       $  2,877,060
              5,629
                272
       ------------
       $  2,871,159
       ============
       $    423,808
                 --
          1,421,611
            729,045
                 64
            296,631
       ------------
       $  2,871,159
       ============
       $      13.71
       ============
       $         --
       ============
       $      13.20
       ============
       $      13.65
       ============
       $      10.57
       ============
       $      13.25
       ============
       $  2,642,078
       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2003

                                                                                MAINSTAY VP
                                                            MAINSTAY VP           CAPITAL           MAINSTAY VP
                                                              BOND--          APPRECIATION--           CASH
                                                           INITIAL CLASS       INITIAL CLASS        MANAGEMENT
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $  11,549,843       $     820,426       $   2,106,947
  Mortality and expense risk charges...................       (3,974,431)         (4,669,596)         (4,136,336)
  Administrative charges...............................         (359,840)           (534,349)           (352,932)
                                                           -------------       -------------       -------------
      Net investment income (loss).....................        7,215,572          (4,383,519)         (2,382,321)
                                                           -------------       -------------       -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................       61,395,208          43,994,528         922,365,690
  Cost of investments sold.............................      (59,050,277)        (80,114,794)       (922,369,397)
                                                           -------------       -------------       -------------
      Net realized gain (loss) on investments..........        2,344,931         (36,120,266)             (3,707)
  Realized gain distribution received..................        6,901,429                  --                  --
  Change in unrealized appreciation (depreciation) on
    investments........................................       (7,897,548)        124,526,805             (11,386)
                                                           -------------       -------------       -------------
      Net gain (loss) on investments...................        1,348,812          88,406,539             (15,093)
                                                           -------------       -------------       -------------
        Net increase (decrease) in net assets resulting
          from operations..............................    $   8,564,384       $  84,023,020       $  (2,397,414)
                                                           =============       =============       =============


                                                            MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
                                                              MID CAP             MID CAP            SMALL CAP
                                                              CORE--             GROWTH--            GROWTH--
                                                           INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $     144,593       $          --      $            --
  Mortality and expense risk charges...................         (384,897)           (454,492)            (558,158)
  Administrative charges...............................          (32,907)            (36,968)             (46,427)
                                                           -------------       -------------      ---------------
      Net investment income (loss).....................         (273,211)           (491,460)            (604,585)
                                                           -------------       -------------      ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................        3,450,282           2,348,747            5,190,139
  Cost of investments sold.............................       (3,569,781)         (2,856,206)          (6,343,502)
                                                           -------------       -------------      ---------------
      Net realized gain (loss) on investments..........         (119,499)           (507,459)          (1,153,363)
  Realized gain distribution received..................               --                  --                   --
  Change in unrealized appreciation (depreciation) on
    investments........................................        9,303,191          13,281,925           16,529,663
                                                           -------------       -------------      ---------------
      Net gain (loss) on investments...................        9,183,692          12,774,466           15,376,300
                                                           -------------       -------------      ---------------
        Net increase (decrease) in net assets resulting
          from operations..............................    $   8,910,481       $  12,283,006      $    14,771,715
                                                           =============       =============      ===============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                         MAINSTAY VP
                      MAINSTAY VP                       MAINSTAY VP       HIGH YIELD      MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP         EQUITY        MAINSTAY VP         GROWTH         CORPORATE         INDEXED       INTERNATIONAL
    CONVERTIBLE--       INCOME--       GOVERNMENT--       EQUITY--          BOND--          EQUITY--         EQUITY--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
    $   4,680,950    $     927,085    $  11,784,538    $   3,005,229    $  51,697,275    $   7,447,545    $     778,554
       (2,449,729)      (1,107,925)      (4,166,480)      (3,627,232)      (8,127,463)      (6,916,612)        (502,332)
         (237,279)         (91,069)        (374,175)        (392,449)        (815,290)        (738,605)         (43,798)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
        1,993,942         (271,909)       7,243,883       (1,014,452)      42,754,522         (207,672)         232,424
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
       13,118,691        5,101,135      131,425,599       32,209,887       84,299,039       54,709,781      173,525,716
      (15,760,387)      (5,728,098)    (123,766,697)     (47,031,247)    (100,624,688)     (68,164,538)    (171,167,937)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
       (2,641,696)        (626,963)       7,658,902      (14,821,360)     (16,325,649)     (13,454,757)       2,357,779
               --               --               --               --               --               --               --
       36,619,539       22,832,096      (14,553,572)      79,633,960      154,499,618      143,135,055        9,017,599
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
       33,977,843       22,205,133       (6,894,670)      64,812,600      138,173,969      129,680,298       11,375,378
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
    $  35,971,785    $  21,933,224    $     349,213    $  63,798,148    $ 180,928,491    $ 129,472,626    $  11,607,802
    =============    =============    =============    =============    =============    =============    =============

                                       MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP          ALGER
                                         AMERICAN         DREYFUS        EAGLE ASSET          LORD            AMERICAN
     MAINSTAY VP                         CENTURY           LARGE          MANAGEMENT         ABBETT            SMALL
        TOTAL         MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING     CAPITALIZATION--
       RETURN--         VALUE--         & GROWTH--        VALUE--          EQUITY--         GROWTH--          CLASS O
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS         SHARES
    ----------------------------------------------------------------------------------------------------------------------
    $   4,613,858    $   3,409,548    $     677,986    $     350,627    $     180,953    $          --     $          --
       (3,069,242)      (2,768,349)        (613,864)        (564,710)      (1,323,557)        (335,457)         (782,458)
         (339,065)        (281,492)         (64,214)         (51,931)        (138,726)         (33,879)          (80,210)
    -------------    -------------    -------------    -------------    -------------    -------------     -------------
        1,205,551          359,707              (92)        (266,014)      (1,281,330)        (369,336)         (862,668)
    -------------    -------------    -------------    -------------    -------------    -------------     -------------
       25,055,692       19,363,042       14,066,881       12,608,436       13,728,623        5,646,486        33,414,552
      (28,685,923)     (25,253,322)     (16,614,783)     (14,884,201)     (25,923,812)      (7,853,411)      (34,974,644)
    -------------    -------------    -------------    -------------    -------------    -------------     -------------
       (3,630,231)      (5,890,280)      (2,547,902)      (2,275,765)     (12,195,189)      (2,206,925)       (1,560,092)
               --               --               --               --               --               --                --
       42,560,872       56,473,800       14,161,573       12,758,701       37,495,332       10,620,501        23,309,923
    -------------    -------------    -------------    -------------    -------------    -------------     -------------
       38,930,641       50,583,520       11,613,671       10,482,936       25,300,143        8,413,576        21,749,831
    -------------    -------------    -------------    -------------    -------------    -------------     -------------
    $  40,136,192    $  50,943,227    $  11,613,579    $  10,216,922    $  24,018,813    $   8,044,240     $  20,887,163
    =============    =============    =============    =============    =============    =============     =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2003


                                                                 AMSOUTH         AMSOUTH
                                                                ENHANCED      INTERNATIONAL      AMSOUTH
                                                                 MARKET          EQUITY         LARGE CAP
                                                                  FUND            FUND            FUND
                                                              ---------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $     14,548    $      1,929    $       7,284
  Mortality and expense risk charges........................       (29,772)         (3,381)         (49,963)
  Administrative charges....................................            --              --               --
                                                              -------------   -------------   -------------
      Net investment income (loss)..........................       (15,224)         (1,452)         (42,679)
                                                              -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       165,483          20,062          234,618
  Cost of investments sold..................................      (191,913)        (20,647)        (279,826)
                                                              -------------   -------------   -------------
      Net realized gain (loss) on investments...............       (26,430)           (585)         (45,208)
  Realized gain distribution received.......................            --              --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................       506,867         100,070          780,271
                                                              -------------   -------------   -------------
      Net gain (loss) on investments........................       480,437          99,485          735,063
                                                              -------------   -------------   -------------
        Net increase (decrease) in net assets resulting from
          operations........................................  $    465,213    $     98,033    $     692,384
                                                              =============   =============   =============

                                                               JANUS ASPEN
                                                                 SERIES          MFS(R)          MFS(R)
                                                                WORLDWIDE       INVESTORS       RESEARCH
                                                                GROWTH--          TRUST         SERIES--
                                                              INSTITUTIONAL     SERIES--         INITIAL
                                                                 SHARES       INITIAL CLASS       CLASS
                                                              ---------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $  3,064,075    $    187,226    $     241,292
  Mortality and expense risk charges........................    (3,441,828)       (374,322)        (475,593)
  Administrative charges....................................      (385,467)        (35,895)         (47,784)
                                                              -------------   -------------   -------------
      Net investment income (loss)..........................      (763,220)       (222,991)        (282,085)
                                                              -------------   -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................   128,111,609       3,936,782        4,988,105
  Cost of investments sold..................................  (143,347,477)     (5,541,357)      (9,652,400)
                                                              -------------   -------------   -------------
      Net realized gain (loss) on investments...............   (15,235,868)     (1,604,575)      (4,664,295)
  Realized gain distribution received.......................            --              --               --
  Change in unrealized appreciation (depreciation) on
    investments.............................................    71,930,077       7,223,602       12,606,535
                                                              -------------   -------------   -------------
      Net gain (loss) on investments........................    56,694,209       5,619,027        7,942,240
                                                              -------------   -------------   -------------
        Net increase (decrease) in net assets resulting
          from operations...................................  $ 55,930,989    $  5,396,036    $   7,660,155
                                                              =============   =============   =============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                              FIDELITY(R)        JANUS
                                     DREYFUS IP                                   VIP            ASPEN
                                     TECHNOLOGY          FIDELITY(R)            EQUITY-         SERIES
       AMSOUTH         CALVERT        GROWTH--               VIP               INCOME--       BALANCED--
       MID CAP         SOCIAL          INITIAL      CONTRAFUND(R)--INITIAL      INITIAL      INSTITUTIONAL
        FUND          BALANCED         SHARES               CLASS                CLASS          SHARES
    ------------------------------------------------------------------------------------------------------
    $         249   $     693,963   $          --       $   1,300,702        $   3,203,082   $  13,810,365
          (16,961)       (415,112)       (234,530)         (3,752,505)          (2,397,515)     (7,998,661)
               --         (39,432)        (16,686)           (399,351)            (238,986)       (846,052)
    -------------   -------------   -------------       -------------        -------------   -------------
          (16,712)        239,419        (251,216)         (2,851,154)             566,581       4,965,652
    -------------   -------------   -------------       -------------        -------------   -------------
           72,823       2,918,970      10,351,830          20,979,666           16,540,667      77,319,975
          (96,687)     (3,897,682)    (10,359,890)        (24,053,950)         (21,247,254)    (85,610,259)
    -------------   -------------   -------------       -------------        -------------   -------------
          (23,864)       (978,712)         (8,060)         (3,074,284)          (4,706,587)     (8,290,284)
               --              --              --                  --                   --              --
          359,670       5,993,240       6,316,256          77,663,065           52,748,569      76,608,412
    -------------   -------------   -------------       -------------        -------------   -------------
          335,806       5,014,528       6,308,196          74,588,781           48,041,982      68,318,128
    -------------   -------------   -------------       -------------        -------------   -------------
    $     319,094   $   5,253,947   $   6,056,980       $  71,737,627        $  48,608,563   $  73,283,780
    =============   =============   =============       =============        =============   =============

                                                                         VAN
                      NEUBERGER                                        KEMPER
       MFS(R)          BERMAN          T. ROWE                           UIF
      UTILITIES          AMT            PRICE          VAN ECK        EMERGING
      SERIES--         MID-CAP         EQUITY         WORLDWIDE        MARKETS
       INITIAL        GROWTH--         INCOME           HARD          EQUITY--
        CLASS          CLASS I        PORTFOLIO        ASSETS          CLASS I
    -----------------------------------------------------------------------------
    $      28,295   $          --   $   2,414,061   $      44,052   $         --
          (21,144)        (65,056)     (1,831,075)       (148,442)      (454,295)
             (940)         (4,278)       (161,466)        (11,648)       (39,309)
    -------------   -------------   -------------   -------------   -------------
            6,211         (69,334)        421,520        (116,038)      (493,604)
    -------------   -------------   -------------   -------------   -------------
          436,954         836,384      10,454,084       3,520,631    410,915,295
         (420,792)     (1,031,309)    (11,984,053)     (3,596,073)  (411,378,455)
    -------------   -------------   -------------   -------------   -------------
           16,162        (194,925)     (1,529,969)        (75,442)      (463,160)
               --              --              --              --             --
          426,467       1,368,333      32,535,177       4,670,344     16,827,765
    -------------   -------------   -------------   -------------   -------------
          442,629       1,173,408      31,005,208       4,594,902     16,364,605
    -------------   -------------   -------------   -------------   -------------
    $     448,840   $   1,104,074   $  31,426,728   $   4,478,864   $ 15,871,001
    =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2003

                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL          MAINSTAY VP
                                                                 BOND--        APPRECIATION--     CONVERTIBLE--
                                                              SERVICE CLASS    SERVICE CLASS      SERVICE CLASS
                                                              --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $    743,954      $     17,855      $    435,267
  Mortality and expense risk charges........................       (70,943)          (50,277)          (72,435)
  Administrative charges....................................        (3,965)           (2,884)           (4,265)
                                                              ------------      ------------      ------------
      Net investment income (loss)..........................       669,046           (35,306)          358,567
                                                              ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       465,502            94,206           345,813
  Cost of investments sold..................................      (474,935)          (90,409)         (335,654)
                                                              ------------      ------------      ------------
      Net realized gain (loss) on investments...............        (9,433)            3,797            10,159
  Realized gain distribution received.......................       451,604                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      (967,216)          907,201           937,676
                                                              ------------      ------------      ------------
      Net gain (loss) on investments........................      (525,045)          910,998           947,835
                                                              ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................  $    144,001      $    875,692      $  1,306,402
                                                              ============      ============      ============

                                                                MAINSTAY
                                                                   VP                              MAINSTAY VP
                                                                 MID CAP        MAINSTAY VP           TOTAL
                                                                 GROWTH          SMALL CAP          RETURN--
                                                                --SERVICE         GROWTH--           SERVICE
                                                                  CLASS        SERVICE CLASS          CLASS
                                                              --------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $         --      $         --      $    190,318
  Mortality and expense risk charges........................       (47,977)          (40,607)          (36,660)
  Administrative charges....................................        (2,931)           (2,377)           (1,916)
                                                              ------------      ------------      ------------
      Net investment income (loss)..........................       (50,908)          (42,984)          151,742
                                                              ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................       433,649         1,068,448           244,588
  Cost of investments sold..................................      (417,032)         (966,831)         (236,168)
                                                              ------------      ------------      ------------
      Net realized gain (loss) on investments...............        16,617           101,617             8,420
  Realized gain distribution received.......................            --                --                --
  Change in unrealized appreciation (depreciation) on
    investments.............................................     1,056,186           924,548           318,435
                                                              ------------      ------------      ------------
      Net gain (loss) on investments........................     1,072,803         1,026,165           326,855
                                                              ------------      ------------      ------------
        Net increase (decrease) in net assets resulting from
          operations........................................  $  1,021,895      $    983,181      $    478,597
                                                              ============      ============      ============

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Results of operations for service class funds represent the period June 2, 2003 (Commencement of Operations) through December 31, 2003, unless otherwise indicated.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                        MAINSTAY VP
     MAINSTAY VP                       MAINSTAY VP       HIGH YIELD      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
        EQUITY        MAINSTAY VP         GROWTH         CORPORATE         INDEXED       INTERNATIONAL       MID CAP
       INCOME--       GOVERNMENT--       EQUITY--          BOND--          EQUITY--         EQUITY--          CORE--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
    --------------------------------------------------------------------------------------------------------------------
    $     129,803    $     592,512    $      83,168    $   4,839,419    $     418,947    $     126,929    $      25,163
          (51,961)         (52,284)         (32,905)        (251,794)        (121,441)         (25,362)         (27,218)
           (2,774)          (3,515)          (2,049)         (15,537)          (7,879)          (1,484)          (1,688)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
           75,068          536,713           48,214        4,572,088          289,627          100,083           (3,743)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
           63,626          660,552          146,681        1,525,658          193,455           38,494           54,309
          (60,802)        (684,291)        (138,306)      (1,450,432)        (184,828)         (37,910)         (50,002)
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
            2,824          (23,739)           8,375           75,226            8,627              584            4,307
               --               --               --               --               --               --               --
        1,397,565         (461,521)         660,345         (427,034)       2,344,601          730,172          660,013
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
        1,400,389         (485,260)         668,720         (351,808)       2,353,228          730,756          664,320
    -------------    -------------    -------------    -------------    -------------    -------------    -------------
    $   1,475,457    $      51,453    $     716,934    $   4,220,280    $   2,642,855    $     830,839    $     660,577
    =============    =============    =============    =============    =============    =============    =============

                      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                        AMERICAN         DREYFUS        EAGLE ASSET          LORD             ALGER
                        CENTURY           LARGE          MANAGEMENT         ABBETT           AMERICAN         DREYFUS IP
     MAINSTAY VP         INCOME          COMPANY           GROWTH         DEVELOPING          SMALL           TECHNOLOGY
       VALUE--         & GROWTH--        VALUE--          EQUITY--         GROWTH--      CAPITALIZATION--      GROWTH--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS     CLASS S SHARES    SERVICE SHARES
    ----------------------------------------------------------------------------------------------------------------------
    $     180,366    $      46,610    $      35,132    $       5,864    $          --     $          --     $          --
          (45,605)         (12,232)         (17,834)         (23,406)         (13,948)          (12,097)          (27,360)
           (2,750)            (646)          (1,046)          (1,173)            (815)             (860)           (1,590)
    -------------    -------------    -------------    -------------    -------------     -------------     -------------
          132,011           33,732           16,252          (18,715)         (14,763)          (12,957)          (28,950)
    -------------    -------------    -------------    -------------    -------------     -------------     -------------
           82,026           97,939           49,002          176,410           95,052            25,986           326,134
          (76,448)         (95,791)         (47,466)        (167,952)         (85,145)          (22,663)         (295,607)
    -------------    -------------    -------------    -------------    -------------     -------------     -------------
            5,578            2,148            1,536            8,458            9,907             3,323            30,527
               --               --               --               --               --                --                --
        1,078,395          269,166          406,307          401,277          162,697           265,197           467,105
    -------------    -------------    -------------    -------------    -------------     -------------     -------------
        1,083,973          271,314          407,843          409,735          172,604           268,520           497,632
    -------------    -------------    -------------    -------------    -------------     -------------     -------------
    $   1,215,984    $     305,046    $     424,095    $     391,020    $     157,841     $     255,563     $     468,682
    =============    =============    =============    =============    =============     =============     =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2003


                                                                            FIDELITY
                                                         FIDELITY             VIP
                                                           VIP              EQUITY-             FIDELITY
                                                     CONTRAFUND(R)--        INCOME--            MID CAP--
                                                         SERVICE            SERVICE              SERVICE
                                                         CLASS 2            CLASS 2            CLASS 2(A)
                                                     ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income..................................   $          --      $          --        $          --
  Mortality and expense risk charges...............         (58,921)           (50,861)              (8,496)
  Administrative charges...........................          (3,712)            (3,194)                (632)
                                                      -------------      -------------        -------------
      Net investment income (loss).................         (62,633)           (54,055)              (9,128)
                                                      -------------      -------------        -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments................         122,893            178,136              101,553
  Cost of investments sold.........................        (115,196)          (168,458)             (95,701)
                                                      -------------      -------------        -------------
      Net realized gain (loss) on investments......           7,697              9,678                5,852
  Realized gain distribution received..............              --                 --                   --
  Change in unrealized appreciation (depreciation)
    on investments.................................       1,333,185          1,500,408              297,094
                                                      -------------      -------------        -------------
      Net gain (loss) on investments...............       1,340,882          1,510,086              302,946
                                                      -------------      -------------        -------------
        Net increase (decrease) in net assets
          resulting from operations................   $   1,278,249      $   1,456,031        $     293,818
                                                      =============      =============        =============


                                                                                               VAN KEMPER
                                                        NEUBERGER                                  UIF
                                                          BERMAN         T. ROWE PRICE          EMERGING
                                                       AMT MID-CAP           EQUITY              MARKETS
                                                         GROWTH--            INCOME             EQUITY--
                                                         CLASS S         PORTFOLIO--II          CLASS II
                                                     ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income..................................   $          --      $      86,224        $          --
  Mortality and expense risk charges...............          (1,719)           (54,658)              (6,206)
  Administrative charges...........................            (148)            (3,415)                (316)
                                                      -------------      -------------        -------------
      Net investment income (loss).................          (1,867)            28,151               (6,522)
                                                      -------------      -------------        -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments................           3,419            144,148              778,041
  Cost of investments sold.........................          (3,188)          (155,259)            (747,542)
                                                      -------------      -------------        -------------
      Net realized gain (loss) on investments......             231            (11,111)              30,499
  Realized gain distribution received..............              --                 --                   --
  Change in unrealized appreciation (depreciation)
    on investments.................................          27,641          1,323,740              234,981
                                                      -------------      -------------        -------------
      Net gain (loss) on investments...............          27,872          1,312,629              265,480
                                                      -------------      -------------        -------------
        Net increase (decrease) in net assets
          resulting
          from operations..........................   $      26,005      $   1,340,780        $     258,958
                                                      =============      =============        =============

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Results of operations for service class funds represent the period June 2, 2003 (Commencement of Operations) through December 31, 2003, unless otherwise indicated.

(a) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

     JANUS ASPEN       JANUS ASPEN           MFS(R)
        SERIES            SERIES           INVESTORS            MFS(R)             MFS(R)
      BALANCED--        WORLDWIDE            TRUST             RESEARCH          UTILITIES
       SERVICE           GROWTH--           SERIES--           SERIES--           SERIES--
        SHARES        SERVICE SHARES     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ------------------------------------------------------------------------------------------
    $     221,733     $      15,332      $          --      $          --      $          --
          (87,649)          (23,124)            (3,858)            (6,306)              (276)
           (5,285)           (1,376)              (230)              (358)               (19)
    -------------     -------------      -------------      -------------      -------------
          128,799            (9,168)            (4,088)            (6,664)              (295)
    -------------     -------------      -------------      -------------      -------------
          447,279           127,175             61,526             26,119                 55
         (441,623)         (121,687)           (58,761)           (25,229)               (51)
    -------------     -------------      -------------      -------------      -------------
            5,656             5,488              2,765                890                  4
               --                --                 --                 --                 --
          917,096           552,083             69,400            119,316             11,177
    -------------     -------------      -------------      -------------      -------------
          922,752           557,571             72,165            120,206             11,181
    -------------     -------------      -------------      -------------      -------------
    $   1,051,551     $     548,403      $      68,077      $     113,542      $      10,886
    =============     =============      =============      =============      =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2003
and December 31, 2002

                                                                MainStay VP                     MainStay VP
                                                                  Bond--                  Capital Appreciation--
                                                               Initial Class                   Initial Class
                                                       -----------------------------   -----------------------------
                                                           2003           2002(a)          2003           2002(a)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   7,215,572   $   8,426,157   $  (4,383,519)  $  (5,901,118)
    Net realized gain (loss) on investments..........      2,344,931          58,620     (36,120,266)    (34,743,882)
    Realized gain distribution received..............      6,901,429         233,898              --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................     (7,897,548)      8,108,625     124,526,805    (136,533,157)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................      8,564,384      16,827,300      84,023,020    (177,178,157)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     27,998,983      22,698,154      13,756,524      20,002,373
    Policyowners' surrenders.........................    (22,829,622)    (18,659,971)    (26,025,735)    (33,834,434)
    Policyowners' annuity and death benefits.........     (3,615,530)     (1,877,155)     (3,609,006)     (3,499,736)
    Net transfers from (to) Fixed Account............     30,817,008      49,922,575       4,381,706       9,673,496
    Transfers between Investment Divisions...........    (27,798,097)     30,450,426      (6,205,878)    (34,533,541)
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............      4,572,742      82,534,029     (17,702,389)    (42,191,842)
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (29,135)        (43,736)       (225,539)        542,816
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............     13,107,991      99,317,593      66,095,092    (218,827,183)
NET ASSETS:
    Beginning of year................................    267,321,605     168,004,012     347,450,445     566,277,628
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $ 280,429,596   $ 267,321,605   $ 413,545,537   $ 347,450,445
                                                       =============   =============   =============   =============


                                                                MAINSTAY VP                     MAINSTAY VP
                                                               GOVERNMENT--                   GROWTH EQUITY--
                                                               INITIAL CLASS                   INITIAL CLASS
                                                       -----------------------------   -----------------------------
                                                           2003           2002(a)          2003           2002(a)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   7,243,883   $   5,390,206   $  (1,014,452)  $  (1,669,012)
    Net realized gain (loss) on investments..........      7,658,902         615,057     (14,821,360)    (18,358,255)
    Realized gain distribution received..............             --              --              --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................    (14,553,572)      8,468,925      79,633,960     (77,213,593)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................        349,213      14,474,188      63,798,148     (97,240,860)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     36,408,480      29,239,923       8,696,940      16,914,515
    Policyowners' surrenders.........................    (25,702,933)    (15,219,477)    (18,695,005)    (20,726,809)
    Policyowners' annuity and death benefits.........     (3,575,499)     (1,831,078)     (2,570,812)     (2,871,423)
    Net transfers from (to) Fixed Account............     30,884,972      36,365,858       7,317,206      20,899,208
    Transfers between Investment Divisions...........    (77,738,480)    100,294,927      (7,804,493)    (24,720,884)
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............    (39,723,460)    148,850,153     (13,056,164)    (10,505,393)
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............         (2,434)        (43,402)       (174,487)        334,241
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............    (39,376,681)    163,280,939      50,567,497    (107,412,012)
NET ASSETS:
    Beginning of year................................    289,133,709     125,852,770     269,376,277     376,788,289
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $ 249,757,028   $ 289,133,709   $ 319,943,774   $ 269,376,277
                                                       =============   =============   =============   =============

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(b) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                             MAINSTAY VP
                                             MAINSTAY VP                       EQUITY
             MAINSTAY VP                    CONVERTIBLE--                     INCOME--
           CASH MANAGEMENT                  INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------
       2003(b)         2002(a)          2003           2002(a)          2003           2002(a)
    ---------------------------------------------------------------------------------------------
    $  (2,382,321)  $    (356,280)  $   1,993,942   $   2,316,697   $    (271,909)  $      10,461
           (3,707)         13,086      (2,641,696)     (4,009,987)       (626,963)       (568,479)
               --           1,683              --              --              --              --
          (11,386)          3,220      36,619,539     (14,037,265)     22,832,096      (9,400,818)
    -------------   -------------   -------------   -------------   -------------   -------------
       (2,397,414)       (338,291)     35,971,785     (15,730,555)     21,933,224      (9,958,836)
    -------------   -------------   -------------   -------------   -------------   -------------
       91,921,924      65,509,532      11,688,770      13,180,691       8,327,340      12,264,938
      (89,747,775)    (67,271,529)    (11,062,735)    (10,195,994)     (4,062,659)     (2,236,825)
       (2,566,655)     (2,621,797)     (1,707,037)     (1,654,179)       (367,802)       (178,902)
      (22,083,503)      8,484,029      13,853,012      23,249,524      12,774,041      25,274,711
      (99,899,729)     52,451,053      18,271,370      (6,319,609)      6,311,646      19,520,044
    -------------   -------------   -------------   -------------   -------------   -------------
     (122,375,738)     56,551,288      31,043,380      18,260,433      22,982,566      54,643,966
    -------------   -------------   -------------   -------------   -------------   -------------
           (6,141)        (12,423)        (95,928)         57,336         (51,070)         32,236
    -------------   -------------   -------------   -------------   -------------   -------------
     (124,779,293)     56,200,574      66,919,237       2,587,214      44,864,720      44,717,366
      364,106,079     307,905,505     157,837,130     155,249,916      63,736,358      19,018,992
    -------------   -------------   -------------   -------------   -------------   -------------
    $ 239,326,786   $ 364,106,079   $ 224,756,367   $ 157,837,130   $ 108,601,078   $  63,736,358
    =============   =============   =============   =============   =============   =============

             MAINSTAY VP
             HIGH YIELD                      MAINSTAY VP                     MAINSTAY VP
          CORPORATE BOND--                INDEXED EQUITY--             INTERNATIONAL EQUITY--
            INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------
        2003           2002(a)          2003           2002(a)          2003           2002(a)
    ---------------------------------------------------------------------------------------------
    $  42,754,522   $  42,874,069   $    (207,672)  $    (983,686)  $     232,424   $      29,191
      (16,325,649)    (48,737,236)    (13,454,757)     (9,893,975)      2,357,779      (2,939,379)
               --              --              --       1,895,714              --              --
      154,499,618       8,317,876     143,135,055    (150,872,602)      9,017,599       2,050,357
    -------------   -------------   -------------   -------------   -------------   -------------
      180,928,491       2,454,709     129,472,626    (159,854,549)     11,607,802        (859,831)
    -------------   -------------   -------------   -------------   -------------   -------------
       50,502,071      32,045,589      23,543,660      34,119,908       2,959,690       2,271,983
      (49,650,185)    (38,103,155)    (34,117,892)    (41,068,168)     (3,998,483)     (1,340,511)
       (6,855,642)     (6,119,436)     (6,350,583)     (6,133,078)       (387,058)       (260,564)
       29,310,933      34,120,715      18,600,028      33,096,197       4,047,033       3,135,377
      104,645,503       3,418,033       4,358,941     (34,570,031)      6,898,494       3,994,182
    -------------   -------------   -------------   -------------   -------------   -------------
      127,952,680      25,361,746       6,034,154     (14,555,172)      9,519,676       7,800,467
    -------------   -------------   -------------   -------------   -------------   -------------
         (576,598)         44,104        (351,440)        584,548         (30,837)          9,868
    -------------   -------------   -------------   -------------   -------------   -------------
      308,304,573      27,860,559     135,155,340    (173,825,173)     21,096,641       6,950,504
      470,410,674     442,550,115     492,190,120     666,015,293      28,145,560      21,195,056
    -------------   -------------   -------------   -------------   -------------   -------------
    $ 778,715,247   $ 470,410,674   $ 627,345,460   $ 492,190,120   $  49,242,201   $  28,145,560
    =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2003
and December 31, 2002

                                                                MAINSTAY VP                     MAINSTAY VP
                                                                  MID CAP                         MID CAP
                                                                  CORE--                         GROWTH--
                                                               INITIAL CLASS                   INITIAL CLASS
                                                       -----------------------------   -----------------------------
                                                           2003           2002(a)          2003           2002(a)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    (273,211)  $    (140,255)  $    (491,460)  $    (186,803)
    Net realized gain (loss) on investments..........       (119,499)       (374,217)       (507,459)       (215,836)
    Realized gain distribution received..............             --              --              --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................      9,303,191      (2,220,456)     13,281,925      (4,536,431)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................      8,910,481      (2,734,928)     12,283,006      (4,939,070)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............      3,426,285       3,295,024       4,642,376       4,457,048
    Policyowners' surrenders.........................     (1,055,053)       (707,677)     (1,185,695)       (484,135)
    Policyowners' annuity and death benefits.........        (47,339)        (46,829)       (355,515)        (73,967)
    Net transfers from (to) Fixed Account............      4,369,105       6,414,612       6,376,086       7,790,497
    Transfers between Investment Divisions...........      6,053,190       6,523,782      21,922,052       1,869,852
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....     (1,341,645)             --              --              --
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............     11,404,543      15,478,912      31,399,304      13,559,295
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (22,359)          8,014         (28,759)         13,912
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............     20,292,665      12,751,998      43,653,551       8,634,137
NET ASSETS:
    Beginning of year................................     19,851,930       7,099,932      16,828,026       8,193,889
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $  40,144,595   $  19,851,930   $  60,481,577   $  16,828,026
                                                       =============   =============   =============   =============

                                                                MAINSTAY VP                     MAINSTAY VP
                                                                  DREYFUS                       EAGLE ASSET
                                                               LARGE COMPANY                    MANAGEMENT
                                                                  VALUE--                     GROWTH EQUITY--
                                                               INITIAL CLASS                   INITIAL CLASS
                                                       -----------------------------   -----------------------------
                                                           2003           2002(a)          2003           2002(a)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    (266,014)  $    (360,558)  $  (1,281,330)  $  (1,599,563)
    Net realized gain (loss) on investments..........     (2,275,765)     (1,136,189)    (12,195,189)    (22,057,136)
    Realized gain distribution received..............             --              --              --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................     12,758,701     (11,310,942)     37,495,332     (18,871,432)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................     10,216,922     (12,807,689)     24,018,813     (42,528,131)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............      2,121,033       2,823,428       4,134,989       6,917,327
    Policyowners' surrenders.........................     (2,043,915)     (2,053,664)     (6,086,894)     (7,858,857)
    Policyowners' annuity and death benefits.........       (332,180)       (380,376)     (1,105,021)       (894,194)
    Net transfers from (to) Fixed Account............      3,605,517       6,450,674       3,249,687       7,779,730
    Transfers between Investment Divisions...........      3,085,364      (1,749,083)        670,352     (12,748,184)
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....     (8,611,688)             --              --              --
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............     (2,175,869)      5,090,979         863,113      (6,804,178)
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (28,326)         43,725         (61,418)        147,221
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............      8,012,727      (7,672,985)     24,820,508     (49,185,088)
NET ASSETS:
    Beginning of year................................     41,574,111      49,247,096      93,118,200     142,303,288
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $  49,586,838   $  41,574,111   $ 117,938,708   $  93,118,200
                                                       =============   =============   =============   =============

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(b) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

            MAINSTAY VP                                                                               MAINSTAY VP
             SMALL CAP                    MAINSTAY VP                   MAINSTAY VP                AMERICAN CENTURY
             GROWTH--                   TOTAL RETURN--                    VALUE--                  INCOME & GROWTH--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2003         2002(a)          2003         2002(a)          2003         2002(a)          2003         2002(a)
    ---------------------------------------------------------------------------------------------------------------------
    $   (604,585)  $   (288,408)  $  1,205,551   $  2,482,695   $    359,707   $    101,495   $        (92)  $   (162,146)
      (1,153,363)      (868,154)    (3,630,231)      (900,175)    (5,890,280)    (3,734,875)    (2,547,902)    (1,088,373)
              --             --             --             --             --        343,792             --             --
      16,529,663     (5,368,934)    42,560,872    (55,904,745)    56,473,800    (52,715,057)    14,161,573    (11,257,981)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      14,771,715     (6,525,496)    40,136,192    (54,322,225)    50,943,227    (56,004,645)    11,613,579    (12,508,500)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       4,877,710      5,417,939      8,518,075     12,339,816      9,797,374     18,219,110      2,103,564      2,641,037
      (1,991,471)    (1,175,027)   (16,927,438)   (20,285,317)   (15,800,613)   (13,843,177)    (2,790,642)    (2,621,720)
        (782,400)       (69,751)    (3,122,813)    (3,404,162)    (1,852,667)    (2,063,606)      (404,451)      (356,407)
       7,467,466     10,429,559      4,992,559      6,612,908     10,673,410     30,731,867      2,697,580      4,808,762
      16,552,766      3,982,883      2,187,879    (17,200,168)     1,172,233     (6,193,239)     1,956,397     (2,049,229)
              --             --             --             --             --             --     (8,547,910)            --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      26,124,071     18,585,603     (4,351,738)   (21,936,923)     3,989,737     26,850,955     (4,985,462)     2,422,443
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (35,935)        18,915       (110,501)       170,735       (127,474)       211,006        (31,349)        48,253
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      40,859,851     12,079,022     35,673,953    (76,088,413)    54,805,490    (28,942,684)     6,596,768    (10,037,804)
      25,330,632     13,251,610    228,615,970    304,704,383    196,671,975    225,614,659     47,350,766     57,388,570
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 66,190,483   $ 25,330,632   $264,289,923   $228,615,970   $251,477,465   $196,671,975   $ 53,947,534   $ 47,350,766
    ============   ============   ============   ============   ============   ============   ============   ============

            MAINSTAY VP                      ALGER
            LORD ABBETT                    AMERICAN
            DEVELOPING                       SMALL                        AMSOUTH                       AMSOUTH
             GROWTH--                  CAPITALIZATION--                  ENHANCED                    INTERNATIONAL
           INITIAL CLASS                CLASS O SHARES                  MARKET FUND                   EQUITY FUND
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2003         2002(a)          2003         2002(a)        2003(b)        2002(a)        2003(b)        2002(a)
    ---------------------------------------------------------------------------------------------------------------------
    $   (369,336)  $   (320,655)  $   (862,668)  $   (869,217)  $    (15,224)  $    (15,106)  $     (1,452)  $     (2,674)
      (2,206,925)    (1,645,932)    (1,560,092)   (11,478,603)       (26,430)       (85,251)          (585)       (35,827)
              --             --             --             --             --             --             --
      10,620,501     (6,237,398)    23,309,923     (8,183,074)       506,867       (336,281)       100,070        (12,840)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       8,044,240     (8,203,985)    20,887,163    (20,530,894)       465,213       (436,638)        98,033        (51,341)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       1,333,300      1,555,247      2,608,627      2,954,776         69,921        602,804          4,873        159,216
      (1,128,990)      (939,721)    (4,750,529)    (3,405,220)       (93,264)      (165,467)       (11,245)        (1,866)
        (170,538)      (105,555)      (523,087)      (524,486)        (5,011)      (101,899)            --             --
       1,581,719      1,156,733      1,933,607      3,563,096        350,589        594,101         86,875          3,409
       5,612,694       (513,401)     2,985,461     (4,049,008)       199,229        (43,888)        75,722        (86,013)
      (1,887,174)            --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       5,341,011      1,153,303      2,254,079     (1,460,842)       521,464        885,651        156,225         74,746
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         (18,342)        26,836        (57,511)        71,007         (1,367)         1,463           (314)           218
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      13,366,909     (7,023,846)    23,083,731    (21,920,729)       985,310        450,476        253,944         23,623
      19,596,653     26,620,499     50,199,737     72,120,466      1,562,440      1,111,964        139,365        115,742
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 32,963,562   $ 19,596,653   $ 73,283,468   $ 50,199,737   $  2,547,750   $  1,562,440   $    393,309   $    139,365
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2003
and December 31, 2002


                                                                        AmSouth                         AmSouth
                                                                    Large Cap Fund                   Mid Cap Fund
                                                             -----------------------------   -----------------------------
                                                                2003(b)         2002(a)         2003(b)         2002(a)
                                                             -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................  $     (42,679)  $     (32,077)  $     (16,712)  $     (11,064)
    Net realized gain (loss) on investments................        (45,208)        (93,043)        (23,864)        (26,000)
    Realized gain distribution received....................             --              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................        780,271        (548,806)        359,670        (150,238)
                                                             -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting from
        operations.........................................        692,384        (673,926)        319,094        (187,302)
                                                             -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................         85,877         663,341          93,604         356,566
    Policyowners' surrenders...............................       (212,202)       (249,213)        (47,231)        (38,554)
    Policyowners' annuity and death benefits...............        (19,127)            (18)           (565)             --
    Net transfers from (to) Fixed Account..................        720,622       1,028,687         219,190         189,028
    Transfers between Investment Divisions.................        231,887        (128,394)         88,106          (9,203)
                                                             -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)..................        807,057       1,314,403         353,104         497,837
                                                             -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................         (1,927)          2,373            (838)            688
                                                             -------------   -------------   -------------   -------------
        Increase (decrease) in net assets..................      1,497,514         642,850         671,360         311,223
NET ASSETS:
    Beginning of year......................................      2,526,108       1,883,258         826,398         515,175
                                                             -------------   -------------   -------------   -------------
    End of year............................................  $   4,023,622   $   2,526,108   $   1,497,758   $     826,398
                                                             =============   =============   =============   =============

                                                                      Janus Aspen                     Janus Aspen
                                                                        Series                          Series
                                                                      Balanced--                  Worldwide Growth--
                                                                 Institutional Shares            Institutional Shares
                                                             -----------------------------   -----------------------------
                                                                 2003           2002(a)          2003           2002(a)
                                                             -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)...........................  $   4,965,652   $   6,716,469   $    (763,220)  $  (1,719,786)
    Net realized gain (loss) on investments................     (8,290,284)      2,707,941     (15,235,868)    (16,077,361)
    Realized gain distribution received....................             --              --              --              --
    Change in unrealized appreciation (depreciation) on
      investments..........................................     76,608,412     (62,206,513)     71,930,077     (86,686,068)
                                                             -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting from
        operations.........................................     73,283,780     (52,782,103)     55,930,989    (104,483,215)
                                                             -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners....................     23,016,998      39,015,590       8,565,902      14,576,401
    Policyowners' surrenders...............................    (40,684,487)    (43,144,584)    (17,178,053)    (20,341,899)
    Policyowners' annuity and death benefits...............     (5,758,129)     (6,031,215)     (2,295,628)     (2,560,686)
    Net transfers from (to) Fixed Account..................     22,230,570      55,406,562       4,677,762      12,038,194
    Transfers between Investment Divisions.................    (27,330,412)    (28,150,818)    (23,041,266)    (30,324,194)
                                                             -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)..................    (28,525,460)     17,095,535     (29,271,283)    (26,612,184)
                                                             -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account.................................       (203,148)        206,054        (154,832)        377,749
                                                             -------------   -------------   -------------   -------------
        Increase (decrease) in net assets..................     44,555,172     (35,480,514)     26,504,874    (130,717,650)
NET ASSETS:
    Beginning of year......................................    600,395,133     635,875,647     267,040,542     397,758,192
                                                             -------------   -------------   -------------   -------------
    End of year............................................  $ 644,950,305   $ 600,395,133   $ 293,545,416   $ 267,040,542
                                                             =============   =============   =============   =============

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(b) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                             DREYFUS IP                      FIDELITY(R)                     FIDELITY(R)
               CALVERT                       TECHNOLOGY                          VIP                             VIP
               SOCIAL                         GROWTH--                     CONTRAFUND(R)--                 EQUITY-INCOME--
              BALANCED                     INITIAL SHARES                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
       2003(b)         2002(a)          2003           2002(a)          2003           2002(a)          2003           2002(a)
    -----------------------------------------------------------------------------------------------------------------------------
    $     239,419   $     400,940   $    (251,216)  $     (91,691)  $  (2,851,154)  $  (1,640,872)  $     566,581   $     465,463
         (978,712)     (1,285,632)         (8,060)       (784,663)     (3,074,284)     (3,204,601)     (4,706,587)     (7,059,406)
               --              --              --              --              --              --              --       4,144,386
        5,993,240      (3,329,468)      6,316,256      (2,653,322)     77,663,065     (27,337,803)     52,748,569     (35,697,937)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        5,253,947      (4,214,160)      6,056,980      (3,529,676)     71,737,627     (32,183,276)     48,608,563     (38,147,494)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        3,634,452       2,347,413       2,889,939       1,883,098      12,036,604      15,132,643       7,217,772      12,589,099
       (1,775,298)     (1,943,927)     (1,750,594)       (451,769)    (18,113,205)    (17,590,147)    (13,147,263)    (12,282,973)
         (426,011)       (403,510)       (523,350)        (95,536)     (3,146,918)     (2,593,900)     (2,522,229)     (2,287,543)
        2,892,282       3,761,864       2,215,354       2,940,310      14,657,470      20,029,474       9,011,341      24,335,650
        2,093,259      (1,611,324)     14,589,127       2,810,186       8,049,260     (10,144,196)      8,708,855      (4,843,418)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        6,418,684       2,150,516      17,420,476       7,086,289      13,483,211       4,833,874       9,268,476      17,510,815
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          (13,904)         14,245         (13,910)          9,350        (199,895)        127,294        (130,233)        154,617
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       11,658,727      (2,049,399)     23,463,546       3,565,963      85,020,943     (27,222,108)     57,746,806     (20,482,062)
       27,386,283      29,435,682       7,372,600       3,806,637     262,135,838     289,357,946     167,744,577     188,226,639
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  39,045,010   $  27,386,283   $  30,836,146   $   7,372,600   $ 347,156,781   $ 262,135,838   $ 225,491,383   $ 167,744,577
    =============   =============   =============   =============   =============   =============   =============   =============

               MFS(R)                                                          MFS(R)                     NEUBERGER BERMAN
              INVESTORS                        MFS(R)                         UTILITIES                          AMT
           TRUST SERIES--                 RESEARCH SERIES--                   SERIES--                         MID-CAP
            INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                  GROWTH--CLASS I
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003           2002(a)          2003           2002(a)          2003           2002(a)          2003           2002(a)
    -----------------------------------------------------------------------------------------------------------------------------
    $    (222,991)  $    (273,007)  $    (282,085)  $    (486,683)  $       6,211   $       7,089   $     (69,334)  $     (27,511)
       (1,604,575)     (2,594,462)     (4,664,295)     (8,468,022)         16,162        (125,455)       (194,925)        (60,285)
               --              --              --              --              --              --              --              --
        7,223,602      (5,326,780)     12,606,535      (4,091,609)        426,467         (27,232)      1,368,333        (557,953)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        5,396,036      (8,194,249)      7,660,155     (13,046,314)        448,840        (145,598)      1,104,074        (645,749)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          895,386       2,408,914       1,226,447       1,540,618          22,366         205,255         147,242         497,105
       (1,611,515)     (2,216,932)     (2,025,330)     (2,337,459)       (104,866)       (138,440)       (272,161)       (134,446)
         (394,980)       (568,429)       (291,143)       (485,420)        (20,832)             --         (29,572)        (16,859)
        1,359,702       4,395,598       1,086,641       2,847,962         468,628         563,809         875,524       1,867,923
         (834,702)     (2,974,318)     (1,257,567)     (6,570,408)        590,358        (138,992)      3,441,423         829,316
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
         (586,109)      1,044,833      (1,260,952)     (5,004,707)        955,654         491,632       4,162,456       3,043,039
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          (14,576)         29,895         (20,566)         47,938          (1,207)            635          (2,836)          1,790
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        4,795,351      (7,119,521)      6,378,637     (18,003,083)      1,403,287         346,669       5,263,694       2,399,080
       27,221,183      34,340,704      34,537,955      52,541,038         740,066         393,397       3,046,981         647,901
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  32,016,534   $  27,221,183   $  40,916,592   $  34,537,955   $   2,143,353   $     740,066   $   8,310,675   $   3,046,981
    =============   =============   =============   =============   =============   =============   =============   =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2003
and December 31, 2002

                                                                                                  Van Eck
                                                               T. Rowe Price                     Worldwide
                                                                  Equity                           Hard
                                                             Income Portfolio                     Assets
                                                       -----------------------------   -----------------------------
                                                           2003           2002(a)         2003(b)         2002(a)
                                                       -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $     421,520   $     324,257   $    (116,038)  $     (72,490)
    Net realized gain (loss) on investments..........     (1,529,969)     (3,020,615)        (75,442)       (555,541)
    Realized gain distribution received..............             --         115,918              --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................     32,535,177     (16,792,258)      4,670,344        (371,780)
                                                       -------------   -------------   -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................     31,426,728     (19,372,698)      4,478,864        (999,811)
                                                       -------------   -------------   -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............      8,988,647      14,114,112       2,302,435       1,031,243
    Policyowners' surrenders.........................     (7,703,430)     (7,417,923)       (959,101)       (563,324)
    Policyowners' annuity and death benefits.........     (1,173,937)     (1,480,499)       (232,312)       (180,925)
    Net transfers from (to) Fixed Account............     13,285,554      30,489,156       1,491,196       1,795,782
    Transfers between Investment Divisions...........     11,156,473       4,109,856       2,024,174       4,090,054
                                                       -------------   -------------   -------------   -------------
      Net contributions and (withdrawals)............     24,553,307      39,814,702       4,626,392       6,172,830
                                                       -------------   -------------   -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (84,219)         86,003         (12,446)          4,897
                                                       -------------   -------------   -------------   -------------
        Increase (decrease) in net assets............     55,895,816      20,528,007       9,092,810       5,177,916
NET ASSETS:
    Beginning of year................................    116,618,186      96,090,179       8,955,089       3,777,173
                                                       -------------   -------------   -------------   -------------
    End of year......................................  $ 172,514,002   $ 116,618,186   $  18,047,899   $   8,955,089
                                                       =============   =============   =============   =============

                                                                Van Kampen
                                                                    UIF
                                                             Emerging Markets
                                                                 Equity--
                                                                  Class I
                                                       -----------------------------
                                                           2003           2002(a)
                                                       -----------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    (493,604)  $    (480,356)
    Net realized gain (loss) on investments..........       (463,160)     (1,324,415)
    Realized gain distribution received..............             --              --
    Change in unrealized appreciation (depreciation)
      on investments.................................     16,827,765       1,026,842
                                                       -------------   -------------
      Net increase (decrease) in net assets resulting
        from operations..............................     15,871,001        (777,929)
                                                       -------------   -------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............      1,178,764       2,027,022
    Policyowners' surrenders.........................     (2,253,626)     (3,707,217)
    Policyowners' annuity and death benefits.........       (185,044)       (187,905)
    Net transfers from (to) Fixed Account............      1,322,283       1,506,146
    Transfers between Investment Divisions...........     (1,193,319)     (4,549,358)
                                                       -------------   -------------
      Net contributions and (withdrawals)............     (1,130,942)     (4,911,312)
                                                       -------------   -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (41,230)         12,568
                                                       -------------   -------------
        Increase (decrease) in net assets............     14,698,829      (5,676,673)
NET ASSETS:
    Beginning of year................................     25,761,031      31,437,704
                                                       -------------   -------------
    End of year......................................  $  40,459,860   $  25,761,031
                                                       =============   =============

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(b) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

For the years ended December 31, 2003
and December 31, 2002

                                                                             MainStay VP
                                                          MainStay VP          Capital          MainStay VP
                                                             Bond--         Appreciation--     Convertible--
                                                         Service Class      Service Class      Service Class
                                                        ----------------   ----------------   ----------------
                                                              2003               2003               2003
                                                        ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)......................   $     669,046      $     (35,306)     $     358,567
    Net realized gain (loss) on investments...........          (9,433)             3,797             10,159
    Realized gain distribution received...............         451,604                 --                 --
    Change in unrealized appreciation (depreciation)
      on investments..................................        (967,216)           907,201            937,676
                                                         -------------      -------------      -------------
      Net increase (decrease) in net assets resulting
        from operations...............................         144,001            875,692          1,306,402
                                                         -------------      -------------      -------------
  Contributions and (Withdrawals):
    Payments received from policyowners...............      16,184,310         12,149,453         17,816,107
    Policyowners' surrenders..........................        (134,737)           (55,367)           (93,399)
    Policyowners' annuity and death benefits..........         (22,694)                --             (2,472)
    Net transfers from (to) Fixed Account.............       2,804,694          1,409,906          3,058,428
    Transfers between Investment Divisions............         (86,376)           509,713            536,450
                                                         -------------      -------------      -------------
      Net contributions and (withdrawals).............      18,745,197         14,013,705         21,315,114
                                                         -------------      -------------      -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account................            (625)            (1,720)            (2,639)
                                                         -------------      -------------      -------------
        Increase (decrease) in net assets.............      18,888,573         14,887,677         22,618,877
NET ASSETS:
    Beginning of year.................................              --                 --                 --
                                                         -------------      -------------      -------------
    End of year.......................................   $  18,888,573      $  14,887,677      $  22,618,877
                                                         =============      =============      =============

                                                          MainStay VP                           MainStay VP
                                                         International       MainStay VP          Mid Cap
                                                            Equity--        Mid Cap Core--        Growth--
                                                         Service Class      Service Class      Service Class
                                                        ----------------   ----------------   ----------------
                                                              2003               2003               2003
                                                        ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)......................   $     100,083      $      (3,743)     $     (50,908)
    Net realized gain (loss) on investments...........             584              4,307             16,617
    Realized gain distribution received...............              --                 --                 --
    Change in unrealized appreciation (depreciation)
      on investments..................................         730,172            660,013          1,056,186
                                                         -------------      -------------      -------------
      Net increase (decrease) in net assets resulting
        from operations...............................         830,839            660,577          1,021,895
                                                         -------------      -------------      -------------
  Contributions and (Withdrawals):
    Payments received from policyowners...............       6,487,226          6,647,592         12,366,489
    Policyowners' surrenders..........................         (20,173)           (24,107)           (42,443)
    Policyowners' annuity and death benefits..........              --                 --                 --
    Net transfers from (to) Fixed Account.............         777,923            754,227          1,429,279
    Transfers between Investment Divisions............         506,598            392,621            967,172
                                                         -------------      -------------      -------------
      Net contributions and (withdrawals).............       7,751,574          7,770,333         14,720,497
                                                         -------------      -------------      -------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account................          (1,754)            (1,225)            (1,707)
                                                         -------------      -------------      -------------
        Increase (decrease) in net assets.............       8,580,659          8,429,685         15,740,685
NET ASSETS:
    Beginning of year.................................              --                 --                 --
                                                         -------------      -------------      -------------
    End of year.......................................   $   8,580,659      $   8,429,685      $  15,740,685
                                                         =============      =============      =============

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Results of operations for service class funds represent the period June 2, 2003 (Commencement of Operations) through December 31, 2003, unless otherwise indicated.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                               MAINSTAY VP
      MAINSTAY VP        MAINSTAY VP        MAINSTAY VP         HIGH YIELD        MAINSTAY VP
    EQUITY INCOME--      GOVERNMENT--     GROWTH EQUITY--    CORPORATE BOND--   INDEXED EQUITY--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ----------------   ----------------   ----------------   ----------------   ----------------
          2003               2003               2003               2003               2003
    --------------------------------------------------------------------------------------------
     $      75,068      $     536,713      $      48,214      $   4,572,088      $     289,627
             2,824            (23,739)             8,375             75,226              8,627
                --                 --                 --                 --                 --
         1,397,565           (461,521)           660,345           (427,034)         2,344,601
     -------------      -------------      -------------      -------------      -------------
         1,475,457             51,453            716,934          4,220,280          2,642,855
     -------------      -------------      -------------      -------------      -------------
        12,558,709         11,550,843          7,989,297         62,557,554         30,225,134
          (148,820)          (111,045)           (30,782)          (510,614)          (126,507)
            (9,982)           (21,357)                --            (16,408)                --
         1,967,194          1,798,730            864,374          6,778,138          3,826,016
           767,872           (163,918)           259,250          3,406,645          1,550,382
     -------------      -------------      -------------      -------------      -------------
        15,134,973         13,053,253          9,082,139         72,215,315         35,475,025
     -------------      -------------      -------------      -------------      -------------
            (2,880)              (410)            (1,506)            (8,981)            (5,577)
     -------------      -------------      -------------      -------------      -------------
        16,607,550         13,104,296          9,797,567         76,426,614         38,112,303
                --                 --                 --                 --                 --
     -------------      -------------      -------------      -------------      -------------
     $  16,607,550      $  13,104,296      $   9,797,567      $  76,426,614      $  38,112,303
     =============      =============      =============      =============      =============

      MAINSTAY VP                                               MAINSTAY VP        MAINSTAY VP
       SMALL CAP         MAINSTAY VP        MAINSTAY VP      AMERICAN CENTURY     DREYFUS LARGE
        GROWTH--        TOTAL RETURN--        VALUE--        INCOME & GROWTH--   COMPANY VALUE--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS       SERVICE CLASS      SERVICE CLASS
    ----------------   ----------------   ----------------   -----------------   ----------------
          2003               2003               2003               2003                2003
    ---------------------------------------------------------------------------------------------
     $     (42,984)     $     151,742      $     132,011       $      33,732      $      16,252
           101,617              8,420              5,578               2,148              1,536
                --                 --                 --                  --                 --
           924,548            318,435          1,078,395             269,166            406,307
     -------------      -------------      -------------       -------------      -------------
           983,181            478,597          1,215,984             305,046            424,095
     -------------      -------------      -------------       -------------      -------------
        10,104,785          9,409,022         11,071,138           2,939,211          4,252,337
           (63,684)           (64,750)           (45,141)            (20,244)           (12,409)
                --             (1,839)            (1,873)                 --                 --
         1,588,488          1,240,638          1,672,577             494,253            786,074
         1,007,218            626,032            604,755             235,857            257,778
     -------------      -------------      -------------       -------------      -------------
        12,636,807         11,209,103         13,301,456           3,649,077          5,283,780
     -------------      -------------      -------------       -------------      -------------
            (1,549)              (941)            (2,453)               (625)              (878)
     -------------      -------------      -------------       -------------      -------------
        13,618,439         11,686,759         14,514,987           3,953,498          5,706,997
                --                 --                 --                  --                 --
     -------------      -------------      -------------       -------------      -------------
     $  13,618,439      $  11,686,759      $  14,514,987       $   3,953,498      $   5,706,997
     =============      =============      =============       =============      =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2003
and December 31, 2002

                                                             MainStay VP        MainStay VP
                                                             Eagle Asset        Lord Abbett       Alger American
                                                              Management         Developing           Small
                                                           Growth Equity--        Growth--       Capitalization--
                                                            Service Class      Service Class      Class S Shares
                                                           ----------------   ----------------   ----------------
                                                                 2003               2003               2003
                                                           ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss)..........................   $     (18,715)     $     (14,763)     $     (12,957)
   Net realized gain (loss) on investments...............           8,458              9,907              3,323
   Realized gain distribution received...................              --                 --                 --
   Change in unrealized appreciation (depreciation) on
     investments.........................................         401,277            162,697            265,197
                                                            -------------      -------------      -------------
     Net increase (decrease) in net assets resulting from
       operations........................................         391,020            157,841            255,563
                                                            -------------      -------------      -------------
 Contributions and (Withdrawals):
   Payments received from policyowners...................       5,659,004          3,453,771          3,487,235
   Policyowners' surrenders..............................         (26,883)           (22,215)           (12,836)
   Policyowners' annuity and death benefits..............              --                 --                 --
   Net transfers from (to) Fixed Account.................         760,252            385,802            381,569
   Transfers between Investment Divisions................         332,119            263,554            246,929
                                                            -------------      -------------      -------------
     Net contributions and (withdrawals).................       6,724,492          4,080,912          4,102,897
                                                            -------------      -------------      -------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained
     by the Separate Account.............................            (758)              (157)              (395)
                                                            -------------      -------------      -------------
       Increase (decrease) in net assets.................       7,114,754          4,238,596          4,358,065
NET ASSETS:
   Beginning of year.....................................              --                 --                 --
                                                            -------------      -------------      -------------
   End of year...........................................   $   7,114,754      $   4,238,596      $   4,358,065
                                                            =============      =============      =============


                                                           Janus Aspen Series
                                                               Worldwide        MFS(R) INVESTORS        MFS(R)
                                                                GROWTH--         TRUST SERIES--    RESEARCH SERIES--
                                                             SERVICE SHARES      SERVICE CLASS       SERVICE CLASS
                                                           ------------------   ----------------   -----------------
                                                                  2003                2003               2003
                                                           ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss)..........................     $      (9,168)     $      (4,088)      $      (6,664)
   Net realized gain (loss) on investments...............             5,488              2,765                 890
   Realized gain distribution received...................                --                 --                  --
   Change in unrealized appreciation (depreciation) on
     investments.........................................           552,083             69,400             119,316
                                                              -------------      -------------       -------------
     Net increase (decrease) in net assets resulting from
       operations........................................           548,403             68,077             113,542
                                                              -------------      -------------       -------------
 Contributions and (Withdrawals):
   Payments received from policyowners...................         5,688,873            840,705           1,261,053
   Policyowners' surrenders..............................           (25,856)            (2,718)             (2,817)
   Policyowners' annuity and death benefits..............                --                 --                  --
   Net transfers from (to) Fixed Account.................           756,492            177,860             189,489
   Transfers between Investment Divisions................           203,774             35,184             212,793
                                                              -------------      -------------       -------------
     Net contributions and (withdrawals).................         6,623,283          1,051,031           1,660,518
                                                              -------------      -------------       -------------
   Increase (decrease) attributable to New York Life
     Insurance and Annuity Corporation charges retained
     by the Separate Account.............................            (1,192)              (151)               (252)
                                                              -------------      -------------       -------------
       Increase (decrease) in net assets.................         7,170,494          1,118,957           1,773,808
NET ASSETS:
   Beginning of year.....................................                --                 --                  --
                                                              -------------      -------------       -------------
   End of year...........................................     $   7,170,494      $   1,118,957       $   1,773,808
                                                              =============      =============       =============

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Results of operations for service class funds represent the period June 2, 2003 (Commencement of Operations) through December 31, 2003, unless otherwise indicated.

(c) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

       DREYFUS IP
       TECHNOLOGY      FIDELITY(R) VIP    FIDELITY(R) VIP    FIDELITY(R) VIP       JANUS ASPEN
        GROWTH--       CONTRAFUND(R)--    EQUITY-INCOME--       MID CAP--       SERIES BALANCED--
     SERVICE SHARES    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES
    ----------------   ----------------   ----------------   ----------------   -----------------
          2003               2003               2003             2003(c)              2003
-------------------------------------------------------------------------------------------------
     $     (28,950)     $     (62,633)     $     (54,055)     $      (9,128)      $     128,799
            30,527              7,697              9,678              5,852               5,656
                --                 --                 --                 --                  --
           467,105          1,333,185          1,500,408            297,094             917,096
     -------------      -------------      -------------      -------------       -------------
           468,682          1,278,249          1,456,031            293,818           1,051,551
     -------------      -------------      -------------      -------------       -------------
         6,715,921         14,442,367         13,722,795          1,861,787          20,254,818
           (22,108)           (72,874)           (69,883)           (36,974)           (105,144)
                --                 --             (8,028)                --                  --
           585,804          2,527,803          1,661,505            316,111           3,134,124
           446,667          1,042,665            488,394          2,629,850             302,659
     -------------      -------------      -------------      -------------       -------------
         7,726,284         17,939,961         15,794,783          4,770,774          23,586,457
     -------------      -------------      -------------      -------------       -------------
              (670)            (2,511)            (3,060)              (398)             (2,405)
     -------------      -------------      -------------      -------------       -------------
         8,194,296         19,215,699         17,247,754          5,064,194          24,635,603
                --                 --                 --                 --                  --
     -------------      -------------      -------------      -------------       -------------
     $   8,194,296      $  19,215,699      $  17,247,754      $   5,064,194       $  24,635,603
     =============      =============      =============      =============       =============

                          NEUBERGER
                          BERMAN AMT                          VAN KAMPEN UIF
    MFS(R) UTILITIES       MID-CAP         T. ROWE PRICE         EMERGING
        SERIES--           GROWTH--        EQUITY INCOME     MARKETS EQUITY--
     SERVICE CLASS         CLASS S         PORTFOLIO--II         CLASS II
    ----------------   ----------------   ----------------   ----------------
          2003               2003               2003               2003
-----------------------------------------------------------------------------
     $        (295)     $      (1,867)     $      28,151      $      (6,522)
                 4                231            (11,111)            30,499
                --                 --                 --                 --
            11,177             27,641          1,323,740            234,981
     -------------      -------------      -------------      -------------
            10,886             26,005          1,340,780            258,958
     -------------      -------------      -------------      -------------
           137,548            208,242         13,752,482          1,877,349
                --             (2,463)           (69,148)            (5,182)
                --                 --            (22,489)                --
             9,469            262,967          1,917,938            149,329
               (17)            23,747            911,110            591,097
     -------------      -------------      -------------      -------------
           147,000            492,493         16,489,893          2,612,593
     -------------      -------------      -------------      -------------
               (14)               (50)            18,413               (392)
     -------------      -------------      -------------      -------------
           157,872            518,448         17,849,086          2,871,159
                --                 --                 --                 --
     -------------      -------------      -------------      -------------
     $     157,872      $     518,448      $  17,849,086      $   2,871,159
     =============      =============      =============      =============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-III ("Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (LifeStages(R) Variable Annuity, LifeStages(R) Flexible Premium Variable Annuity and MainStay Plus Variable Annuity), Series II policies (LifeStages(R) Access Variable Annuity and MainStay Access Variable Annuity), Series III policies (LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity), Series IV policies (LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity), Series V policies (LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity) and Series VI policies (LifeStages(R) Premium Plus II Variable Annuity, MainStay Premium Plus II Variable Annuity and AmSouth Premium Plus II Variable Annuity). Sales of the Series II policies were discontinued effective February 28, 2003 for the LifeStages(R) Access Variable Annuity and October 14, 2002 for the MainStay Access Variable Annuity. This account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Retirement Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

  The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Variable Insurance Funds, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisors Management Trust, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, and the Universal Institutional Funds, Inc. (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

  New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc. and Lord, Abbett & Co. LLC, to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

  The following investment divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Convertible--Initial Class
MainStay VP Equity Income--Initial Class
MainStay VP Government--Initial Class
MainStay VP Growth Equity--Initial Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP Indexed Equity--Initial Class
MainStay VP International Equity--Initial Class
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Small Cap Growth--Initial Class
MainStay VP Total Return--Initial Class
MainStay VP Value--Initial Class
MainStay VP American Century Income &
  Growth--Initial Class
MainStay VP Dreyfus Large Company Value--Initial Class
MainStay VP Eagle Asset Management Growth
  Equity--Initial Class
MainStay VP Lord Abbett Developing Growth--
  Initial Class
Alger American Small Capitalization--Class O Shares
AmSouth Enhanced Market Fund
AmSouth International Equity Fund
AmSouth Large Cap Fund
AmSouth Mid Cap Fund
Calvert Social Balanced
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
MFS(R) Investors Trust Series--Initial Class

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Initial Class
Neuberger Berman AMT Mid-Cap Growth--Class I
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I
MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Convertible--Service Class
MainStay VP Equity Income--Service Class
MainStay VP Government--Service Class
MainStay VP Growth Equity--Service Class
MainStay VP High Yield Corporate Bond--Service Class
MainStay VP Indexed Equity--Service Class
MainStay VP International Equity--Service Class
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
MainStay VP Value--Service Class
MainStay VP American Century Income & Growth--
  Service Class
MainStay VP Dreyfus Large Company Value--
  Service Class
MainStay Eagle Asset Management Growth
  Equity--Service Class
MainStay VP Lord Abbett Developing Growth--
  Service Class
Alger American Small Capitalization--Class S Shares
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth--Class S
T. Rowe Price Equity Income Portfolio--II
Van Kampen UIF Emerging Markets Equity--Class II

  Not all investment divisions are available under all policies.

  For all policies within Series I, III, IV, V and VI, initial premium payments are allocated to the Investment Divisions, Fixed Account(s) and/or Dollar Cost Averaging Advantage Plan Accounts (where available) within two Business Days after receipt. For Series IV policies, there are two Fixed Accounts available, a one year and a three year Fixed Account. For Series I, III, IV, V and VI, subsequent premium payments are allocated to the Investment Divisions, one year Fixed Account, three year Fixed Account (where available), and/or Dollar Cost Averaging Plan Accounts (where available) at the close of the Business Day they are received. For Series II policies, subsequent premium payments are not permitted. In those states where NYLIAC offers a single premium version of the Series III policies, only one premium payment is allowed. In those states where NYLIAC offers a modified version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year. In addition, for Series I, II, III, V and VI policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the one year Fixed Account of NYLIAC.

  No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2003, the investments of the Separate Account are as follows:


                                                                                  MAINSTAY VP
                                                            MAINSTAY VP             CAPITAL             MAINSTAY VP
                                                              BOND--             APPRECIATION--            CASH
                                                           INITIAL CLASS         INITIAL CLASS          MANAGEMENT
                                                           --------------------------------------------------------
Number of shares.........................................       20,993                 20,055              240,252
Identified cost..........................................     $284,161               $609,782           $  240,260


                                                             MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                                                               MID CAP               MID CAP              SMALL CAP
                                                               CORE--               GROWTH--              GROWTH--
                                                            INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
                                                            ---------------------------------------------------------
Number of shares..........................................        3,658                 6,412                  6,672
Identified cost...........................................     $ 33,451              $ 52,232             $   54,981

  Investment activity for the year ended December 31, 2003, was as follows:


                                                                                  MAINSTAY VP
                                                            MAINSTAY VP             CAPITAL             MAINSTAY VP
                                                              BOND--             APPRECIATION--            CASH
                                                           INITIAL CLASS         INITIAL CLASS          MANAGEMENT
                                                           --------------------------------------------------------
Purchases................................................     $ 80,212               $ 21,876           $  797,222
Proceeds from sales......................................       61,395                 43,995              922,366


                                                            MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                                                              MID CAP               MID CAP              SMALL CAP
                                                              CORE--               GROWTH--              GROWTH--
                                                           INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
                                                           ---------------------------------------------------------
Purchases................................................     $ 14,641              $ 33,386             $   30,823
Proceeds from sales......................................        3,450                 2,349                  5,190

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP         EQUITY          MAINSTAY VP         GROWTH           HIGH YIELD          INDEXED        INTERNATIONAL
     CONVERTIBLE--       INCOME--        GOVERNMENT--        EQUITY--       CORPORATE BOND--      EQUITY--          EQUITY--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
         20,851            10,236            23,372            17,127             83,093            28,108             4,074
       $228,463          $ 95,121          $257,543          $405,439           $754,935          $717,959          $ 41,642

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
         16,646            16,873             5,232             4,890            10,402             3,860              4,233
       $312,942          $256,545          $ 56,310          $ 48,380          $161,543          $ 34,556           $ 65,284


                        MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP         EQUITY          MAINSTAY VP         GROWTH           HIGH YIELD          INDEXED        INTERNATIONAL
     CONVERTIBLE--       INCOME--        GOVERNMENT--        EQUITY--       CORPORATE BOND--      EQUITY--          EQUITY--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
       $ 46,299          $ 27,944          $ 98,962          $ 18,150           $255,627          $ 60,617          $183,318
         13,119             5,101           131,426            32,210             84,299            54,710           173,526

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
       $ 21,914          $ 23,787          $  9,074          $ 10,165          $ 13,318          $ 10,653           $ 34,841
         25,056            19,363            14,067            12,608            13,729             5,646             33,415

--------------------------------------------------------------------------------


                               AMSOUTH           AMSOUTH                                                  CALVERT
                               ENHANCED       INTERNATIONAL         AMSOUTH             AMSOUTH           SOCIAL
                             MARKET FUND       EQUITY FUND       LARGE CAP FUND       MID CAP FUND       BALANCED
                            ----------------------------------------------------------------------------------------
Number of shares..........          306               41                 462                 189           22,290
Identified cost...........     $  2,391         $    317            $  3,777            $  1,326         $ 42,135

                                                                                                        VAN KAMPEN
                                                NEUBERGER                                                   UIF
                                MFS(R)         BERMAN AMT                               VAN ECK          EMERGING
                              UTILITIES          MID-CAP         T. ROWE PRICE         WORLDWIDE          MARKETS
                               SERIES--         GROWTH--             EQUITY               HARD           EQUITY--
                            INITIAL CLASS        CLASS I        INCOME PORTFOLIO         ASSETS           CLASS I
                            ----------------------------------------------------------------------------------------
Number of shares..........          135              544               8,576               1,218            4,492
Identified cost...........     $  1,760         $  7,499            $157,810            $ 14,077         $ 40,089


                               AMSOUTH           AMSOUTH                                                  CALVERT
                               ENHANCED       INTERNATIONAL         AMSOUTH             AMSOUTH           SOCIAL
                             MARKET FUND       EQUITY FUND       LARGE CAP FUND       MID CAP FUND       BALANCED
                            ----------------------------------------------------------------------------------------
Purchases.................     $    674         $    175            $  1,003            $    411         $  9,602
Proceeds from sales.......          165               20                 235                  73            2,919

                                                                                                        VAN KAMPEN
                                                NEUBERGER                                                   UIF
                                MFS(R)         BERMAN AMT                               VAN ECK          EMERGING
                              UTILITIES          MID-CAP         T. ROWE PRICE         WORLDWIDE          MARKETS
                               SERIES--         GROWTH--             EQUITY               HARD           EQUITY--
                            INITIAL CLASS        CLASS I        INCOME PORTFOLIO         ASSETS           CLASS I
                            ----------------------------------------------------------------------------------------
Purchases.................     $  1,403         $  4,945            $ 35,550            $  8,049         $409,273
Proceeds from sales.......          437              836              10,454               3,521          410,915

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES            MFS(R)
      DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)
      TECHNOLOGY            VIP               VIP           BALANCED--         GROWTH--            TRUST           RESEARCH
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
          3,565            15,065             9,764            28,171            11,412             1,967             3,076
       $ 27,034          $351,283          $220,148          $696,376          $462,649          $ 35,507          $ 54,420

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES            MFS(R)
      DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)
      TECHNOLOGY            VIP               VIP           BALANCED--         GROWTH--            TRUST           RESEARCH
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
       $ 27,593          $ 31,740          $ 26,448          $ 53,784          $ 98,037          $  3,126          $  3,444
         10,352            20,980            16,541            77,320           128,112             3,937             4,988

--------------------------------------------------------------------------------


                                                                                 MAINSTAY VP
                                                           MAINSTAY VP             CAPITAL              MAINSTAY VP
                                                             BOND--             APPRECIATION--         CONVERTIBLE--
                                                          SERVICE CLASS         SERVICE CLASS          SERVICE CLASS
                                                          -----------------------------------------------------------
Number of shares........................................       1,414                     722                 2,098
Identified cost.........................................    $ 19,909                $ 14,022              $ 21,742


                                                           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                                                             MID CAP              SMALL CAP               TOTAL
                                                            GROWTH--              GROWTH--               RETURN--
                                                          SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
                                                          ----------------------------------------------------------
Number of shares........................................       1,669                 1,373                    736
Identified cost.........................................    $ 14,726              $ 12,730               $ 11,400


                                                                                 MAINSTAY VP
                                                           MAINSTAY VP             CAPITAL              MAINSTAY VP
                                                             BOND--             APPRECIATION--         CONVERTIBLE--
                                                          SERVICE CLASS         SERVICE CLASS          SERVICE CLASS
                                                          -----------------------------------------------------------
Purchases...............................................    $ 20,384               $ 14,113               $ 22,078
Proceeds from sales.....................................         466                     94                    346


                                                           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                                                             MID CAP              SMALL CAP               TOTAL
                                                            GROWTH--              GROWTH--               RETURN--
                                                          SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
                                                          ----------------------------------------------------------
Purchases...............................................    $ 15,143               $ 13,697              $ 11,636
Proceeds from sales.....................................         434                  1,068                   245

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


      MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
        EQUITY          MAINSTAY VP         GROWTH           HIGH YIELD          INDEXED        INTERNATIONAL      MAINSTAY VP
       INCOME--        GOVERNMENT--        EQUITY--       CORPORATE BOND--      EQUITY--          EQUITY--       MID CAP CORE--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
          1,565             1,226               524              8,155             1,707               710               768
       $ 15,255          $ 13,604          $  9,165           $ 77,060          $ 35,871          $  7,873          $  7,792

                        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                         AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
                          CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN         DREYFUS IP
      MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL           TECHNOLOGY
        VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--      GROWTH--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES    SERVICE SHARES
    ----------------------------------------------------------------------------------------------------------------------------
            974               383               563               627               496                252               955
       $ 13,477          $  3,695          $  5,316          $  6,733          $  4,087           $  4,103          $  7,750


      MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
        EQUITY          MAINSTAY VP         GROWTH           HIGH YIELD          INDEXED        INTERNATIONAL      MAINSTAY VP
       INCOME--        GOVERNMENT--        EQUITY--       CORPORATE BOND--      EQUITY--          EQUITY--       MID CAP CORE--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
       $ 15,316          $ 14,288          $  9,303           $ 78,511          $ 36,056          $  7,911          $  7,842
             64               661               147              1,526               193                38                54

                        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                         AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
                          CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN         DREYFUS IP
      MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL           TECHNOLOGY
        VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--      GROWTH--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES    SERVICE SHARES
    ----------------------------------------------------------------------------------------------------------------------------
       $ 13,553          $  3,791          $  5,364          $  6,901          $  4,172           $  4,126          $  8,045
             82                98                49               176                95                 26               326

--------------------------------------------------------------------------------

                                                     FIDELITY(R)                                              JANUS ASPEN
                                  FIDELITY(R)            VIP            FIDELITY(R)        JANUS ASPEN          SERIES
                                      VIP              EQUITY-            VIP MID            SERIES            WORLDWIDE
                                CONTRAFUND(R)--       INCOME--         CAP-- SERVICE       BALANCED--          GROWTH--
                                SERVICE CLASS 2    SERVICE CLASS 2        CLASS 2        SERVICE SHARES     SERVICE SHARES
                                -------------------------------------------------------------------------------------------
Number of shares..............          840                753                212              1,037                280
Identified cost...............     $ 17,933           $ 15,793           $  4,776           $ 23,789           $  6,638


                                                     FIDELITY(R)                                              JANUS ASPEN
                                  FIDELITY(R)            VIP            FIDELITY(R)        JANUS ASPEN          SERIES
                                      VIP              EQUITY-            VIP MID            SERIES            WORLDWIDE
                                CONTRAFUND(R)--       INCOME--         CAP-- SERVICE       BALANCED--          GROWTH--
                                SERVICE CLASS 2    SERVICE CLASS 2        CLASS 2        SERVICE SHARES     SERVICE SHARES
                                -------------------------------------------------------------------------------------------
Purchases.....................     $ 18,048           $ 15,961           $  4,872           $ 24,231           $  6,760
Proceeds from sales...........          123                178                102                447                127

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                                           VAN KAMPEN
        MFS(R)                                           NEUBERGER                            UIF
      INVESTORS          MFS(R)           MFS(R)         BERMAN AMT     T. ROWE PRICE       EMERGING
        TRUST           RESEARCH        UTILITIES         MID-CAP           EQUITY          MARKETS
       SERIES--         SERIES--         SERIES--         GROWTH--          INCOME          EQUITY--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS       CLASS S       PORTFOLIO--II       CLASS II
    ---------------------------------------------------------------------------------------------------
             69              134               10               34              886              318
       $  1,053         $  1,660         $    147         $    492         $ 16,551         $  2,642

                                                                                           VAN KAMPEN
        MFS(R)                                           NEUBERGER                            UIF
      INVESTORS          MFS(R)           MFS(R)         BERMAN AMT     T. ROWE PRICE       EMERGING
        TRUST           RESEARCH        UTILITIES         MID-CAP           EQUITY          MARKETS
       SERIES--         SERIES--         SERIES--         GROWTH--          INCOME          EQUITY--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS       CLASS S       PORTFOLIO--II       CLASS II
    ---------------------------------------------------------------------------------------------------
       $  1,111         $  1,685         $    147         $    496         $ 16,707         $  3,390
             62               26               --                3              144              778

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For LifeStages(R) Flexible Premium Variable Annuity policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

  For LifeStages(R) Premium Plus Variable Annuity policies, which are part of Series III and LifeStages(R) Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. For MainStay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity policies, which are also part of Series III and MainStay Premium Plus II Variable Annuity and AmSouth Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% for the first four payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of the LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity, there is a lower surrender charge.

  For the LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

  For LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.

  All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets.

  NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $20,000 for Series I policies, $50,000 for Series II and IV policies and $100,000 for Series III, V and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For LifeStages(R) Flexible Premium Variable Annuity, which is also part of Series I, this charge is $30 per policy. For Series II policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, and VI policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. These charges are shown as a reduction to payments received from policyowners in the accompanying statement of changes in net assets.

  Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V and VI policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

  The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V and VI policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85% and 1.75%, respectively of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the years ended December 31, 2003 and 2002 were as follows:


                                                                                                       MAINSTAY VP
                                                                   MAINSTAY VP                           CAPITAL
                                                                     BOND--                          APPRECIATION--
                                                                  INITIAL CLASS                       INITIAL CLASS
                                                            -------------------------           -------------------------
                                                             2003             2002(a)            2003             2002(a)
                                                            -------------------------------------------------------------
SERIES I POLICIES
Units Issued............................................        728            4,226                578               992
Units Redeemed..........................................     (2,394)          (1,283)            (2,779)           (4,650)
                                                            -------           -------           -------           -------
  Net Increase (Decrease)...............................     (1,666)           2,943             (2,201)           (3,658)
                                                            =======           =======           =======           =======
SERIES II POLICIES
Units Issued............................................         30              151                  1                28
Units Redeemed..........................................        (79)             (77)               (15)              (40)
                                                            -------           -------           -------           -------
  Net Increase (Decrease)...............................        (49)              74                (14)              (12)
                                                            =======           =======           =======           =======
SERIES III POLICIES
Units Issued............................................      2,704            2,928              1,861             1,738
Units Redeemed..........................................     (1,053)             (96)              (211)             (441)
                                                            -------           -------           -------           -------
  Net Increase (Decrease)...............................      1,651            2,832              1,650             1,297
                                                            =======           =======           =======           =======
SERIES IV POLICIES
Units Issued............................................      1,268              576                577               397
Units Redeemed..........................................       (287)              (5)               (30)               (1)
                                                            -------           -------           -------           -------
  Net Increase (Decrease)...............................        981              571                547               396
                                                            =======           =======           =======           =======
SERIES V POLICIES
Units Issued............................................         28               13                  4                 1
Units Redeemed..........................................         (8)              --                 --                --
                                                            -------           -------           -------           -------
  Net Increase (Decrease)...............................         20               13                  4                 1
                                                            =======           =======           =======           =======
SERIES VI POLICIES
Units Issued............................................         --               --                 --                --
Units Redeemed..........................................         --               --                 --                --
                                                            -------           -------           -------           -------
  Net Increase (Decrease)...............................         --               --                 --                --
                                                            =======           =======           =======           =======

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(b) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                           MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
       MAINSTAY VP        CONVERTIBLE--      EQUITY INCOME--      GOVERNMENT--
     CASH MANAGEMENT      INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
    -----------------   -----------------   -----------------   -----------------
    2003(b)   2002(a)    2003     2002(a)    2003     2002(a)    2003     2002(a)
    -----------------------------------------------------------------------------
    16,976    57,342      1,318    1,258      1,161    3,820        801     8,021
    (94,625)  (54,568)     (707)  (1,176)      (338)    (223)    (4,878)   (1,054)
    -------   -------   -------   -------   -------   -------   -------   -------
    (77,649)   2,774        611       82        823    3,597     (4,077)    6,967
    =======   =======   =======   =======   =======   =======   =======   =======
     8,111    21,890         10       73          8       68         61       195
    (30,445)  (11,353)      (51)     (63)       (10)     (12)      (186)      (36)
    -------   -------   -------   -------   -------   -------   -------   -------
    (22,334)  10,537        (41)      10         (2)      56       (125)      159
    =======   =======   =======   =======   =======   =======   =======   =======
    38,546    41,442      2,022    1,790      1,215    1,695      3,379     3,157
    (55,519)  (6,015)      (171)    (207)      (118)     (30)    (2,204)     (113)
    -------   -------   -------   -------   -------   -------   -------   -------
    (16,973)  35,427      1,851    1,583      1,097    1,665      1,175     3,044
    =======   =======   =======   =======   =======   =======   =======   =======
    23,094     7,273        715      398        726      437      1,547       869
    (11,450)  (2,324)       (28)      (2)       (34)     (15)      (771)       (4)
    -------   -------   -------   -------   -------   -------   -------   -------
    11,644     4,949        687      396        692      422        776       865
    =======   =======   =======   =======   =======   =======   =======   =======
     2,390       200         14        1         15       14         47        16
      (469)      (30)        --       --         --       --        (15)       --
    -------   -------   -------   -------   -------   -------   -------   -------
     1,921       170         14        1         15       14         32        16
    =======   =======   =======   =======   =======   =======   =======   =======
     7,586        --         --       --         --       --         --        --
    (4,699)       --         --       --         --       --         --        --
    -------   -------   -------   -------   -------   -------   -------   -------
     2,887        --         --       --         --       --         --        --
    =======   =======   =======   =======   =======   =======   =======   =======

--------------------------------------------------------------------------------



                                                                                                       MAINSTAY VP
                                                                    MAINSTAY VP                         HIGH YIELD
                                                                  GROWTH EQUITY--                    CORPORATE BOND--
                                                                   INITIAL CLASS                      INITIAL CLASS
                                                              ------------------------           ------------------------
                                                               2003            2002(a)            2003            2002(a)
                                                              -----------------------------------------------------------
SERIES I POLICIES
Units Issued..............................................       286            1,076             5,528            2,095
Units Redeemed............................................    (1,556)          (2,564)           (2,766)          (2,845)
                                                              ------           ------            ------           ------
  Net Increase (Decrease).................................    (1,270)          (1,488)            2,762             (750)
                                                              ======           ======            ======           ======
SERIES II POLICIES
Units Issued..............................................         5               35               242              157
Units Redeemed............................................       (72)             (46)             (122)             (51)
                                                              ------           ------            ------           ------
  Net Increase (Decrease).................................       (67)             (11)              120              106
                                                              ======           ======            ======           ======
SERIES III POLICIES
Units Issued..............................................     1,067            1,944             5,210            3,178
Units Redeemed............................................      (321)            (320)             (411)            (233)
                                                              ------           ------            ------           ------
  Net Increase (Decrease).................................       746            1,624             4,799            2,945
                                                              ======           ======            ======           ======
SERIES IV POLICIES
Units Issued..............................................       535              369             2,072              785
Units Redeemed............................................       (32)              (2)              (89)              (9)
                                                              ------           ------            ------           ------
  Net Increase (Decrease).................................       503              367             1,983              776
                                                              ======           ======            ======           ======
SERIES V POLICIES
Units Issued..............................................        20                2               110                6
Units Redeemed............................................        --               --                (4)              --
                                                              ------           ------            ------           ------
  Net Increase (Decrease).................................        20                2               106                6
                                                              ======           ======            ======           ======
SERIES VI POLICIES
Units Issued..............................................        --               --                --               --
Units Redeemed............................................        --               --                --               --
                                                              ------           ------            ------           ------
  Net Increase (Decrease).................................        --               --                --               --
                                                              ======           ======            ======           ======

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                                                  MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP           MAINSTAY VP             MID CAP            MID CAP
    INDEXED EQUITY--   INTERNATIONAL EQUITY--        CORE--            GROWTH--
     INITIAL CLASS         INITIAL CLASS         INITIAL CLASS      INITIAL CLASS
    ----------------   ----------------------   ----------------   ----------------
     2003    2002(a)     2003       2002(a)      2003    2002(a)    2003    2002(a)
    -------------------------------------------------------------------------------
       707    1,462        495          512        585    1,212     2,332      965
    (2,167)  (4,453)      (199)        (116)      (212)     (74)     (102)     (52)
    ------   ------     ------       ------     ------   ------    ------   ------
    (1,460)  (2,991)       296          396        373    1,138     2,230      913
    ======   ======     ======       ======     ======   ======    ======   ======
        24       59        131           27          8        9         6       13
       (47)     (33)      (120)         (25)        (1)      (1)       (6)      (1)
    ------   ------     ------       ------     ------   ------    ------   ------
       (23)      26         11            2          7        8        --       12
    ======   ======     ======       ======     ======   ======    ======   ======
     3,350    4,448        712          360        641      405     1,364      586
      (303)    (362)       (83)         (13)       (21)     (10)      (69)     (19)
    ------   ------     ------       ------     ------   ------    ------   ------
     3,047    4,086        629          347        620      395     1,295      567
    ======   ======     ======       ======     ======   ======    ======   ======
     1,231      665        219           81        253      162       409      200
       (52)      (5)        (8)          (1)       (12)     (10)      (16)      (1)
    ------   ------     ------       ------     ------   ------    ------   ------
     1,179      660        211           80        241      152       393      199
    ======   ======     ======       ======     ======   ======    ======   ======
        13        8          4            1          3        1         5        2
        --       --         --           --         --       --        --       --
    ------   ------     ------       ------     ------   ------    ------   ------
        13        8          4            1          3        1         5        2
    ======   ======     ======       ======     ======   ======    ======   ======
        --       --         --           --         --       --        --       --
        --       --         --           --         --       --        --       --
    ------   ------     ------       ------     ------   ------    ------   ------
        --       --         --           --         --       --        --       --
    ======   ======     ======       ======     ======   ======    ======   ======

--------------------------------------------------------------------------------



                                                       MAINSTAY VP
                                                        SMALL CAP         MAINSTAY VP
                                                         GROWTH--        TOTAL RETURN--
                                                      INITIAL CLASS      INITIAL CLASS
                                                     ----------------   ----------------
                                                      2003    2002(a)    2003    2002(a)
                                                     -----------------------------------
SERIES I POLICIES
Units Issued.......................................   1,825    1,455       268      585
Units Redeemed.....................................    (248)    (141)   (1,327)  (2,711)
                                                     ------   ------    ------   ------
  Net Increase (Decrease)..........................   1,577    1,314    (1,059)  (2,126)
                                                     ======   ======    ======   ======
SERIES II POLICIES
Units Issued.......................................       7       11         4       18
Units Redeemed.....................................      (2)      (1)      (40)     (42)
                                                     ------   ------    ------   ------
  Net Increase (Decrease)..........................       5       10       (36)     (24)
                                                     ======   ======    ======   ======
SERIES III POLICIES
Units Issued.......................................   1,184      753     1,241    1,130
Units Redeemed.....................................     (87)     (54)     (135)     (85)
                                                     ------   ------    ------   ------
  Net Increase (Decrease)..........................   1,097      699     1,106    1,045
                                                     ======   ======    ======   ======
SERIES IV POLICIES
Units Issued.......................................     504      245       435      237
Units Redeemed.....................................     (21)      (2)      (24)      (1)
                                                     ------   ------    ------   ------
  Net Increase (Decrease)..........................     483      243       411      236
                                                     ======   ======    ======   ======
SERIES V POLICIES
Units Issued.......................................       9        2        26        1
Units Redeemed.....................................      --       --        (1)      --
                                                     ------   ------    ------   ------
  Net Increase (Decrease)..........................       9        2        25        1
                                                     ======   ======    ======   ======
SERIES VI POLICIES
Units Issued.......................................      --       --        --       --
Units Redeemed.....................................      --       --        --       --
                                                     ------   ------    ------   ------
  Net Increase (Decrease)..........................      --       --        --       --
                                                     ======   ======    ======   ======

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                                 MAINSTAY VP
                          MAINSTAY VP         MAINSTAY VP        EAGLE ASSET
      MAINSTAY VP       AMERICAN CENTURY     DREYFUS LARGE        MANAGEMENT
        VALUE--        INCOME & GROWTH--    COMPANY VALUE--    GROWTH EQUITY--
     INITIAL CLASS       INITIAL CLASS       INITIAL CLASS      INITIAL CLASS
    ----------------   ------------------   ----------------   ----------------
     2003    2002(a)    2003     2002(a)     2003    2002(a)    2003    2002(a)
    ---------------------------------------------------------------------------
       451    1,536       221        473       301      493       176      707
    (1,053)  (1,312)   (1,308)      (605)   (1,208)    (390)     (733)  (1,869)
    ------   ------    ------     ------    ------   ------    ------   ------
      (602)     224    (1,087)      (132)     (907)     103      (557)  (1,162)
    ======   ======    ======     ======    ======   ======    ======   ======
        10       45        10         30         3        9        13       26
       (15)     (12)       (5)        (7)       (4)      (2)       (9)      (8)
    ------   ------    ------     ------    ------   ------    ------   ------
        (5)      33         5         23        (1)       7         4       18
    ======   ======    ======     ======    ======   ======    ======   ======
     1,046    1,899       488        348       540      448       989      794
      (141)    (222)      (68)       (11)      (53)    (120)     (142)    (237)
    ------   ------    ------     ------    ------   ------    ------   ------
       905    1,677       420        337       487      328       847      557
    ======   ======    ======     ======    ======   ======    ======   ======
       685      509       132         65       194      102       235      142
       (43)      (4)       (2)        --       (14)      (1)      (14)      (1)
    ------   ------    ------     ------    ------   ------    ------   ------
       642      505       130         65       180      101       221      141
    ======   ======    ======     ======    ======   ======    ======   ======
        16        6        --         --         3       --         4       --
        --       --        --         --        --       --        --       --
    ------   ------    ------     ------    ------   ------    ------   ------
        16        6        --         --         3       --         4       --
    ======   ======    ======     ======    ======   ======    ======   ======
        --       --        --         --        --       --        --       --
        --       --        --         --        --       --        --       --
    ------   ------    ------     ------    ------   ------    ------   ------
        --       --        --         --        --       --        --       --
    ======   ======    ======     ======    ======   ======    ======   ======

--------------------------------------------------------------------------------



                                                         MAINSTAY VP
                                                         LORD ABBETT           ALGER AMERICAN
                                                     DEVELOPING GROWTH--   SMALL CAPITALIZATION--
                                                        INITIAL CLASS          CLASS O SHARES
                                                     -------------------   -----------------------
                                                       2003     2002(a)       2003       2002(a)
                                                     ---------------------------------------------
SERIES I POLICIES
Units Issued.......................................     581        167         338            501
Units Redeemed.....................................    (380)      (233)       (536)        (1,173)
                                                      -----      -----       -----         ------
  Net Increase (Decrease)..........................     201        (66)       (198)          (672)
                                                      =====      =====       =====         ======
SERIES II POLICIES
Units Issued.......................................      12         15           6             16
Units Redeemed.....................................      (3)        (2)        (34)            (6)
                                                      -----      -----       -----         ------
  Net Increase (Decrease)..........................       9         13         (28)            10
                                                      =====      =====       =====         ======
SERIES III POLICIES
Units Issued.......................................     455        170         778            487
Units Redeemed.....................................     (18)        (5)       (212)          (124)
                                                      -----      -----       -----         ------
  Net Increase (Decrease)..........................     437        165         566            363
                                                      =====      =====       =====         ======
SERIES IV POLICIES
Units Issued.......................................      92         42         135             46
Units Redeemed.....................................      (2)        --          (6)            --
                                                      -----      -----       -----         ------
  Net Increase (Decrease)..........................      90         42         129             46
                                                      =====      =====       =====         ======
SERIES V POLICIES
Units Issued.......................................       1         --           4             --
Units Redeemed.....................................      --         --          --             --
                                                      -----      -----       -----         ------
  Net Increase (Decrease)..........................       1         --           4             --
                                                      =====      =====       =====         ======
SERIES VI POLICIES
Units Issued.......................................      --         --          --             --
Units Redeemed.....................................      --         --          --             --
                                                      -----      -----       -----         ------
  Net Increase (Decrease)..........................      --         --          --             --
                                                      =====      =====       =====         ======

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(b) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



        AMSOUTH           AMSOUTH
       ENHANCED        INTERNATIONAL        AMSOUTH           AMSOUTH
      MARKET FUND       EQUITY FUND     LARGE CAP FUND     MID CAP FUND
    ---------------   ---------------   ---------------   ---------------
    2003(b)   2002    2003(b)   2002    2003(b)   2002    2003(b)   2002
    ---------------------------------------------------------------------
        --      --        --      --        --      --        --       --
        --      --        --      --        --      --        --       --
     -----    -----    -----    -----    -----    -----    -----    -----
        --      --        --      --        --      --        --       --
     =====    =====    =====    =====    =====    =====    =====    =====
        --      --        --      --        --      --        --       --
        --      --        --      --        --      --        --       --
     -----    -----    -----    -----    -----    -----    -----    -----
        --      --        --      --        --      --        --       --
     =====    =====    =====    =====    =====    =====    =====    =====
        68     151        16      20       125     219        51       84
       (14)    (39)       (1)    (13)      (32)    (50)       (8)      (8)
     -----    -----    -----    -----    -----    -----    -----    -----
        54     112        15       7        93     169        43       76
     =====    =====    =====    =====    =====    =====    =====    =====
        --      --        --      --        --      --        --       --
        --      --        --      --        --      --        --       --
     -----    -----    -----    -----    -----    -----    -----    -----
        --      --        --      --        --      --        --       --
     =====    =====    =====    =====    =====    =====    =====    =====
        --      --        --      --        --      --        --       --
        --      --        --      --        --      --        --       --
     -----    -----    -----    -----    -----    -----    -----    -----
        --      --        --      --        --      --        --       --
     =====    =====    =====    =====    =====    =====    =====    =====
        12      --         3      --        12      --         7       --
        --      --        --      --        --      --        --       --
     -----    -----    -----    -----    -----    -----    -----    -----
        12      --         3      --        12      --         7       --
     =====    =====    =====    =====    =====    =====    =====    =====

--------------------------------------------------------------------------------



                                                          CALVERT             DREYFUS IP
                                                          SOCIAL         TECHNOLOGY GROWTH--
                                                         BALANCED           INITIAL SHARES
                                                     -----------------   --------------------
                                                     2003(b)   2002(a)     2003      2002(a)
                                                     ----------------------------------------
SERIES I POLICIES
Units Issued.......................................     155       211      1,387        545
Units Redeemed.....................................    (127)     (252)      (175)       (55)
                                                     ------    ------     ------     ------
  Net Increase (Decrease)..........................      28       (41)     1,212        490
                                                     ======    ======     ======     ======
SERIES II POLICIES
Units Issued.......................................       2         5          4         21
Units Redeemed.....................................      (3)       (1)        (9)        (1)
                                                     ------    ------     ------     ------
  Net Increase (Decrease)..........................      (1)        4         (5)        20
                                                     ======    ======     ======     ======
SERIES III POLICIES
Units Issued.......................................     502       323        963        299
Units Redeemed.....................................     (31)      (34)      (106)       (13)
                                                     ------    ------     ------     ------
  Net Increase (Decrease)..........................     471       289        857        286
                                                     ======    ======     ======     ======
SERIES IV POLICIES
Units Issued.......................................     175        38        162         51
Units Redeemed.....................................      (3)       --         (6)        --
                                                     ------    ------     ------     ------
  Net Increase (Decrease)..........................     172        38        156         51
                                                     ======    ======     ======     ======
SERIES V POLICIES
Units Issued.......................................       5         1          2         --
Units Redeemed.....................................      --        --         --         --
                                                     ------    ------     ------     ------
  Net Increase (Decrease)..........................       5         1          2         --
                                                     ======    ======     ======     ======
SERIES VI POLICIES
Units Issued.......................................      43        --         --         --
Units Redeemed.....................................      --        --         --         --
                                                     ------    ------     ------     ------
  Net Increase (Decrease)..........................      43        --         --         --
                                                     ======    ======     ======     ======

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(b) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                               JANUS ASPEN
                                            JANUS ASPEN           SERIES
      FIDELITY(R)        FIDELITY(R)           SERIES           WORLDWIDE
          VIP                VIP             BALANCED--          GROWTH--
    CONTRAFUND(R)--    EQUITY-INCOME--     INSTITUTIONAL      INSTITUTIONAL
     INITIAL CLASS      INITIAL CLASS          SHARES             SHARES
    ----------------   ----------------   ----------------   ----------------
     2003    2002(a)    2003    2002(a)    2003    2002(a)    2003    2002(a)
    -------------------------------------------------------------------------
       678    1,134       645    1,360       662    2,705       419    1,088
    (1,200)  (1,936)   (1,014)  (1,313)   (3,784)  (4,195)   (3,175)  (3,792)
    ------   ------    ------   ------    ------   ------    ------   ------
      (522)    (802)     (369)      47    (3,122)  (1,490)   (2,756)  (2,704)
    ======   ======    ======   ======    ======   ======    ======   ======
        14       32        14       33        18       80         5       49
        (6)      (7)       (7)      (9)      (37)     (61)      (23)      (9)
    ------   ------    ------   ------    ------   ------    ------   ------
         8       25         7       24       (19)      19       (18)      40
    ======   ======    ======   ======    ======   ======    ======   ======
     2,104    1,653     1,194    1,632     2,516    4,145     1,043    1,390
      (247)    (123)     (198)    (317)     (633)    (445)     (370)    (314)
    ------   ------    ------   ------    ------   ------    ------   ------
     1,857    1,530       996    1,315     1,883    3,700       673    1,076
    ======   ======    ======   ======    ======   ======    ======   ======
       682      428       526      274     1,225      891       414      268
       (37)      (3)      (23)      (4)      (77)      (7)      (22)      (1)
    ------   ------    ------   ------    ------   ------    ------   ------
       645      425       503      270     1,148      884       392      267
    ======   ======    ======   ======    ======   ======    ======   ======
        27        5        27        9        47        9         7       --
        (1)      --        (1)      --        (8)      --        --       --
    ------   ------    ------   ------    ------   ------    ------   ------
        26        5        26        9        39        9         7       --
    ======   ======    ======   ======    ======   ======    ======   ======
        --       --        --       --        --       --        --       --
        --       --        --       --        --       --        --       --
    ------   ------    ------   ------    ------   ------    ------   ------
        --       --        --       --        --       --        --       --
    ======   ======    ======   ======    ======   ======    ======   ======

--------------------------------------------------------------------------------



                                                         MFS(R)            MFS(R)
                                                     INVESTORS TRUST      RESEARCH       MFS(R) UTILITIES
                                                        SERIES--          SERIES--           SERIES--
                                                      INITIAL CLASS     INITIAL CLASS      INITIAL CLASS
                                                     ---------------   ---------------   -----------------
                                                     2003    2002(a)   2003    2002(a)    2003    2002(a)
                                                     -----------------------------------------------------
SERIES I POLICIES
Units Issued.......................................    90       482     101       241       57        38
Units Redeemed.....................................  (343)     (647)   (429)     (991)      (5)       (8)
                                                     -----    -----    -----    -----    -----     -----
  Net Increase (Decrease)..........................  (253)     (165)   (328)     (750)      52        30
                                                     =====    =====    =====    =====    =====     =====
SERIES II POLICIES
Units Issued.......................................     5        17       1         5        2         1
Units Redeemed.....................................    (1)       (5)     (5)       (7)      (1)       --
                                                     -----    -----    -----    -----    -----     -----
  Net Increase (Decrease)..........................     4        12      (4)       (2)       1         1
                                                     =====    =====    =====    =====    =====     =====
SERIES III POLICIES
Units Issued.......................................   145       307     206       328       82        67
Units Redeemed.....................................   (63)     (131)    (77)     (229)     (10)      (36)
                                                     -----    -----    -----    -----    -----     -----
  Net Increase (Decrease)..........................    82       176     129        99       72        31
                                                     =====    =====    =====    =====    =====     =====
SERIES IV POLICIES
Units Issued.......................................    71        57      64        45        4         4
Units Redeemed.....................................    (2)       --      (2)       --       --        --
                                                     -----    -----    -----    -----    -----     -----
  Net Increase (Decrease)..........................    69        57      62        45        4         4
                                                     =====    =====    =====    =====    =====     =====
SERIES V POLICIES
Units Issued.......................................     6        --       1        --        1        --
Units Redeemed.....................................    --        --      --        --       --        --
                                                     -----    -----    -----    -----    -----     -----
  Net Increase (Decrease)..........................     6        --       1        --        1        --
                                                     =====    =====    =====    =====    =====     =====
SERIES VI POLICIES
Units Issued.......................................    --        --      --        --       --        --
Units Redeemed.....................................    --        --      --        --       --        --
                                                     -----    -----    -----    -----    -----     -----
  Net Increase (Decrease)..........................    --        --      --        --       --        --
                                                     =====    =====    =====    =====    =====     =====

Not all investment divisions are available under all policies.
(a) For Series IV and V policies, represents the period May 10, 2002 (Commencement of Operations) through December 31, 2002.
(b) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                                 VAN KAMPEN
    NEUBERGER BERMAN                                                 UIF
       AMT MID-CAP       T. ROWE PRICE         VAN ECK            EMERGING
        GROWTH--         EQUITY INCOME        WORLDWIDE       MARKETS EQUITY--
         CLASS I           PORTFOLIO         HARD ASSETS           CLASS I
    -----------------   ---------------   -----------------   -----------------
     2003    2002(a)    2003    2002(a)   2003(b)   2002(a)    2003    2002(a)
    ---------------------------------------------------------------------------
      279       213     1,172    2,380       183       409      233        276
      (17)      (12)    (603)     (722)      (92)      (73)    (285)      (235)
    -----     -----     -----    -----     -----     -----    -----     ------
      262       201      569     1,658        91       336      (52)        41
    =====     =====     =====    =====     =====     =====    =====     ======
        6         4       33        49        11         4       74         11
       (2)       --      (13)      (20)       (2)       (1)      (3)    (1,009)
    -----     -----     -----    -----     -----     -----    -----     ------
        4         4       20        29         9         3       71       (998)
    =====     =====     =====    =====     =====     =====    =====     ======
      212       159     1,439    1,697       227       229      238        342
      (19)       (6)    (218)     (180)      (27)       (5)     (29)       (23)
    -----     -----     -----    -----     -----     -----    -----     ------
      193       153     1,221    1,517       200       224      209        319
    =====     =====     =====    =====     =====     =====    =====     ======
       36        16      690       422        84        50       55         59
       (1)       --      (26)       (2)       (2)      (11)      (3)        (1)
    -----     -----     -----    -----     -----     -----    -----     ------
       35        16      664       420        82        39       52         58
    =====     =====     =====    =====     =====     =====    =====     ======
        7        --       32        14         4        --        1         --
       --        --       (1)       --        --        --       --         --
    -----     -----     -----    -----     -----     -----    -----     ------
        7        --       31        14         4        --        1         --
    =====     =====     =====    =====     =====     =====    =====     ======
       --        --       --        --        26        --       --         --
       --        --       --        --        --        --       --         --
    -----     -----     -----    -----     -----     -----    -----     ------
       --        --       --        --        26        --       --         --
    =====     =====     =====    =====     =====     =====    =====     ======

--------------------------------------------------------------------------------



                                                                             MainStay VP
                                                          MainStay VP          Capital          MainStay VP
                                                             Bond--         Appreciation--     Convertible--
                                                         Service Class      Service Class      Service Class
                                                        ----------------   ----------------   ----------------
                                                              2003               2003               2003
                                                        ------------------------------------------------------
SERIES I POLICIES
Units Issued..........................................        318                250                348
Units Redeemed........................................        (22)                (2)                (1)
                                                              ---                ---                ---
  Net Increase (Decrease).............................        296                248                347
                                                              ===                ===                ===
SERIES II POLICIES
Units Issued..........................................         --                 --                 --
Units Redeemed........................................         --                 --                 --
                                                              ---                ---                ---
  Net Increase (Decrease).............................         --                 --                 --
                                                              ===                ===                ===
SERIES III POLICIES
Units Issued..........................................        644                475                709
Units Redeemed........................................         (4)                (1)                (2)
                                                              ---                ---                ---
  Net Increase (Decrease).............................        640                474                707
                                                              ===                ===                ===
SERIES IV POLICIES
Units Issued..........................................        602                407                649
Units Redeemed........................................        (10)                (1)                (5)
                                                              ---                ---                ---
  Net Increase (Decrease).............................        592                406                644
                                                              ===                ===                ===
SERIES V POLICIES
Units Issued..........................................         43                  8                 49
Units Redeemed........................................         (2)                --                 --
                                                              ---                ---                ---
  Net Increase (Decrease).............................         41                  8                 49
                                                              ===                ===                ===
SERIES VI POLICIES
Units Issued..........................................        339                198                317
Units Redeemed........................................         (1)                (1)                (1)
                                                              ---                ---                ---
  Net Increase (Decrease).............................        338                197                316
                                                              ===                ===                ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Activity for service class funds represent the period June 2, 2003 (Commencement of Operations) through December 31, 2003, unless otherwise indicated.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                               MAINSTAY VP
                                                                HIGH YIELD
      MAINSTAY VP        MAINSTAY VP        MAINSTAY VP         CORPORATE         MAINSTAY VP
    EQUITY INCOME--      GOVERNMENT--     GROWTH EQUITY--         BOND--        INDEXED EQUITY--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ----------------   ----------------   ----------------   ----------------   ----------------
          2003               2003               2003               2003               2003
    --------------------------------------------------------------------------------------------
          208                289                162                 929                609
           (1)               (17)                --                  (9)                (3)
          ---                ---                ---               -----              -----
          207                272                162                 920                606
          ===                ===                ===               =====              =====
           --                 --                 --                  --                 --
           --                 --                 --                  --                 --
          ---                ---                ---               -----              -----
           --                 --                 --                  --                 --
          ===                ===                ===               =====              =====
          559                433                274               2,521              1,219
          (10)               (11)                (1)                (26)                (4)
          ---                ---                ---               -----              -----
          549                422                273               2,495              1,215
          ===                ===                ===               =====              =====
          445                435                294               2,234              1,040
           (3)               (10)                (1)                (10)                (2)
          ---                ---                ---               -----              -----
          442                425                293               2,224              1,038
          ===                ===                ===               =====              =====
           11                 43                  4                 256                121
           --                 --                 (1)                 (1)                (1)
          ---                ---                ---               -----              -----
           11                 43                  3                 255                120
          ===                ===                ===               =====              =====
          219                186                130                 811                417
           (1)                (1)                --                  (2)                (3)
          ---                ---                ---               -----              -----
          218                185                130                 809                414
          ===                ===                ===               =====              =====

--------------------------------------------------------------------------------



                                                          MainStay VP                           MainStay VP
                                                         International       MainStay VP          Mid Cap
                                                            Equity--        Mid Cap Core--        Growth--
                                                         Service Class      Service Class      Service Class
                                                        ----------------   ----------------   ----------------
                                                              2003               2003               2003
                                                        ------------------------------------------------------
SERIES I POLICIES
Units Issued..........................................        114                126                198
Units Redeemed........................................         --                 (1)                (1)
                                                              ---                ---                ---
  Net Increase (Decrease).............................        114                125                197
                                                              ===                ===                ===
SERIES II POLICIES
Units Issued..........................................         --                 --                 --
Units Redeemed........................................         --                 --                 --
                                                              ---                ---                ---
  Net Increase (Decrease).............................         --                 --                 --
                                                              ===                ===                ===
SERIES III POLICIES
Units Issued..........................................        255                237                434
Units Redeemed........................................         (1)                --                 (1)
                                                              ---                ---                ---
  Net Increase (Decrease).............................        254                237                433
                                                              ===                ===                ===
SERIES IV POLICIES
Units Issued..........................................        247                229                433
Units Redeemed........................................         (1)                (1)                (1)
                                                              ---                ---                ---
  Net Increase (Decrease).............................        246                228                432
                                                              ===                ===                ===
SERIES V POLICIES
Units Issued..........................................          7                 16                 16
Units Redeemed........................................         --                 --                 --
                                                              ---                ---                ---
  Net Increase (Decrease).............................          7                 16                 16
                                                              ===                ===                ===
SERIES VI POLICIES
Units Issued..........................................        121                113                245
Units Redeemed........................................         --                 --                 (1)
                                                              ---                ---                ---
  Net Increase (Decrease).............................        121                113                244
                                                              ===                ===                ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Activity for service class funds represent the period June 2, 2003 (Commencement of Operations) through December 31, 2003, unless otherwise indicated.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



      MAINSTAY VP                                               MAINSTAY VP        MAINSTAY VP
       SMALL CAP         MAINSTAY VP        MAINSTAY VP      AMERICAN CENTURY     DREYFUS LARGE
        GROWTH--        TOTAL RETURN--        VALUE--        INCOME & GROWTH--   COMPANY VALUE--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS       SERVICE CLASS      SERVICE CLASS
    ----------------   ----------------   ----------------   -----------------   ----------------
          2003               2003               2003               2003                2003
    ---------------------------------------------------------------------------------------------
          194                172                224                  45                 73
           (2)                (1)                (1)                 --                 --
          ---                ---                ---                 ---                ---
          192                171                223                  45                 73
          ===                ===                ===                 ===                ===
           --                 --                 --                  --                 --
           --                 --                 --                  --                 --
          ---                ---                ---                 ---                ---
           --                 --                 --                  --                 --
          ===                ===                ===                 ===                ===
          385                401                442                 127                160
           (1)                (2)                (1)                 (1)                --
          ---                ---                ---                 ---                ---
          384                399                441                 126                160
          ===                ===                ===                 ===                ===
          356                300                393                 124                181
           (3)                (1)                (1)                 (1)                --
          ---                ---                ---                 ---                ---
          353                299                392                 123                181
          ===                ===                ===                 ===                ===
            8                 15                 14                   2                 12
           --                 --                 --                  --                 --
          ---                ---                ---                 ---                ---
            8                 15                 14                   2                 12
          ===                ===                ===                 ===                ===
          180                207                185                  53                 80
           --                 (2)                --                  --                 --
          ---                ---                ---                 ---                ---
          180                205                185                  53                 80
          ===                ===                ===                 ===                ===

--------------------------------------------------------------------------------


                                                          MainStay VP        MainStay VP
                                                          Eagle Asset        Lord Abbett       Alger American
                                                           Management         Developing           Small
                                                        Growth Equity--        Growth--       Capitalization--
                                                         Service Class      Service Class      Class S Shares
                                                        ----------------   ----------------   ----------------
                                                              2003               2003               2003
                                                        ------------------------------------------------------
SERIES I POLICIES
Units Issued..........................................         74                 56                 55
Units Redeemed........................................         --                 (1)                --
                                                              ---                ---                ---
  Net Increase (Decrease).............................         74                 55                 55
                                                              ===                ===                ===
SERIES II POLICIES
Units Issued..........................................         --                 --                 --
Units Redeemed........................................         --                 --                 --
                                                              ---                ---                ---
  Net Increase (Decrease).............................         --                 --                 --
                                                              ===                ===                ===
SERIES III POLICIES
Units Issued..........................................        248                127                130
Units Redeemed........................................         (1)                --                 --
                                                              ---                ---                ---
  Net Increase (Decrease).............................        247                127                130
                                                              ===                ===                ===
SERIES IV POLICIES
Units Issued..........................................        202                118                132
Units Redeemed........................................         (1)                (1)                --
                                                              ---                ---                ---
  Net Increase (Decrease).............................        201                117                132
                                                              ===                ===                ===
SERIES V POLICIES
Units Issued..........................................          6                  6                  2
Units Redeemed........................................         --                 --                 --
                                                              ---                ---                ---
  Net Increase (Decrease).............................          6                  6                  2
                                                              ===                ===                ===
SERIES VI POLICIES
Units Issued..........................................        114                 61                 41
Units Redeemed........................................         --                 --                 --
                                                              ---                ---                ---
  Net Increase (Decrease).............................        114                 61                 41
                                                              ===                ===                ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Activity for service class funds represent the period June 2, 2003 (Commencement of Operations) through December 31, 2003, unless otherwise indicated.

(c) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                                                             JANUS ASPEN
      DREYFUS IP                                                            JANUS ASPEN         SERIES
      TECHNOLOGY     FIDELITY(R) VIP   FIDELITY(R) VIP     FIDELITY(R)         SERIES         WORLDWIDE
       GROWTH--      CONTRAFUND(R)--   EQUITY-INCOME--    VIP MID CAP--      BALANCED--        GROWTH--
    SERVICE SHARES   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE SHARES   SERVICE SHARES
    --------------   ---------------   ---------------   ---------------   --------------   --------------
         2003             2003              2003             2003(c)            2003             2003
    ------------------------------------------------------------------------------------------------------
         105               321               253               199              413              122
          (1)               (3)               (2)               --               (3)              (1)
         ---               ---               ---               ---              ---              ---
         104               318               251               199              410              121
         ===               ===               ===               ===              ===              ===
          --                --                --                --               --               --
          --                --                --                --               --               --
         ---               ---               ---               ---              ---              ---
          --                --                --                --               --               --
         ===               ===               ===               ===              ===              ===
         248               617               505               110              781              223
          (1)               (1)               (1)               (3)              (2)              --
         ---               ---               ---               ---              ---              ---
         247               616               504               107              779              223
         ===               ===               ===               ===              ===              ===
         230               469               424                95              726              196
          --                (2)               (3)               --               (4)              (1)
         ---               ---               ---               ---              ---              ---
         230               467               421                95              722              195
         ===               ===               ===               ===              ===              ===
           9                29                71                 4               42                2
          --                (1)               --                --               --               --
         ---               ---               ---               ---              ---              ---
           9                28                71                 4               42                2
         ===               ===               ===               ===              ===              ===
         112               219               261                44              388               88
          --                --                (1)               --               (1)              --
         ---               ---               ---               ---              ---              ---
         112               219               260                44              387               88
         ===               ===               ===               ===              ===              ===

--------------------------------------------------------------------------------



                                                          MFS(R) INVESTORS        MFS(R)               MFS(R)
                                                           TRUST SERIES--    RESEARCH SERIES--   UTILITIES SERIES--
                                                           SERVICE CLASS       SERVICE CLASS       SERVICE CLASS
                                                          ----------------   -----------------   ------------------
                                                                2003               2003                 2003
                                                          ---------------------------------------------------------
SERIES I POLICIES
Units Issued.............................................        12                  35                  --
Units Redeemed...........................................        --                  --                  --
                                                                ---                 ---                 ---
  Net Increase (Decrease)................................        12                  35                  --
                                                                ===                 ===                 ===
SERIES II POLICIES
Units Issued.............................................        --                  --                  --
Units Redeemed...........................................        --                  --                  --
                                                                ---                 ---                 ---
  Net Increase (Decrease)................................        --                  --                  --
                                                                ===                 ===                 ===
SERIES III POLICIES
Units Issued.............................................        32                  58                   7
Units Redeemed...........................................        (3)                 --                  --
                                                                ---                 ---                 ---
  Net Increase (Decrease)................................        29                  58                   7
                                                                ===                 ===                 ===
SERIES IV POLICIES
Units Issued.............................................        43                  43                   5
Units Redeemed...........................................        --                  --                  --
                                                                ---                 ---                 ---
  Net increase (decrease)................................        43                  43                   5
                                                                ===                 ===                 ===
SERIES V POLICIES
Units Issued.............................................         1                   1                   1
Units Redeemed...........................................        --                  --                  --
                                                                ---                 ---                 ---
  Net Increase (Decrease)................................         1                   1                   1
                                                                ===                 ===                 ===
SERIES VI POLICIES
Units Issued.............................................        17                  25                  --
Units Redeemed...........................................        --                  --                  --
                                                                ---                 ---                 ---
  Net Increase (Decrease)................................        17                  25                  --
                                                                ===                 ===                 ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Activity for service class funds represent the period June 2, 2003 (Commencement of Operations) through December 31, 2003, unless otherwise indicated.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



    NEUBERGER BERMAN                       VAN KAMPEN UIF
      AMT MID-CAP       T. ROWE PRICE         EMERGING
        GROWTH--        EQUITY INCOME     MARKETS EQUITY--
        CLASS S         PORTFOLIO--II         CLASS II
    ----------------   ----------------   ----------------
          2003               2003               2003
    ------------------------------------------------------
            1                228                 31
           --                 (4)                --
          ---                ---                ---
            1                224                 31
          ===                ===                ===
           --                 --                 --
           --                 --                 --
          ---                ---                ---
           --                 --                 --
          ===                ===                ===
           10                519                108
           --                 (1)                --
          ---                ---                ---
           10                518                108
          ===                ===                ===
           24                481                 53
           --                 (3)                --
          ---                ---                ---
           24                478                 53
          ===                ===                ===
            7                 85                 --
           --                 (1)                --
          ---                ---                ---
            7                 84                 --
          ===                ===                ===
            5                292                 22
           --                 --                 --
          ---                ---                ---
            5                292                 22
          ===                ===                ===

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2003, 2002, 2001, 2000, and 1999:


                                                                           MAINSTAY VP
                                                                       BOND--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2003       2002       2001       2000       1999
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $196,827   $216,196   $158,984   $ 85,728   $ 82,561
Units Outstanding..................................      12,616     14,282     11,339      6,588      6,871
Variable Accumulation Unit Value...................    $  15.60   $  15.14   $  14.02   $  13.01   $  12.02
Total Return.......................................        3.1%       8.0%       7.8%       8.3%      (2.9%)
Investment Income Ratio............................        3.7%       5.1%       6.4%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,536   $  2,094   $  1,100   $    167   $     --
Units Outstanding..................................         121        170         96         16         --
Variable Accumulation Unit Value...................    $  12.68   $  12.32   $  11.43   $  10.62   $     --
Total Return.......................................        2.9%       7.8%       7.6%       6.2%         --
Investment Income Ratio............................        3.3%       5.5%       6.1%

SERIES III POLICIES (c)
Net Assets.........................................    $ 64,492   $ 42,745   $  7,920   $    188   $     --
Units Outstanding..................................       5,189      3,538        706         18         --
Variable Accumulation Unit Value...................    $  12.43   $  12.08   $  11.21   $  10.43   $     --
Total Return.......................................        2.9%       7.7%       7.5%       4.3%         --
Investment Income Ratio............................        4.2%       8.5%      13.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 17,219   $  6,150   $     --   $     --   $     --
Units Outstanding..................................       1,552        571         --         --         --
Variable Accumulation Unit Value...................    $  11.10   $  10.77   $     --   $     --   $     --
Total Return.......................................        3.0%       7.7%         --         --         --
Investment Income Ratio............................        4.8%      18.9%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    356   $    137   $     --   $     --   $     --
Units Outstanding..................................          33         13         --         --         --
Variable Accumulation Unit Value...................    $  10.80   $  10.52   $     --   $     --   $     --
Total Return.......................................        2.6%       5.2%         --         --         --
Investment Income Ratio............................        4.5%      23.5%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                              MAINSTAY VP                                            MAINSTAY VP
                  CAPITAL APPRECIATION--INITIAL CLASS                              CASH MANAGEMENT
          ----------------------------------------------------   ----------------------------------------------------
            2003       2002       2001       2000       1999       2003       2002       2001       2000       1999
          -----------------------------------------------------------------------------------------------------------
          $377,779   $330,249   $553,783   $748,887   $657,329   $163,925   $263,444   $260,067   $164,643   $294,243
            23,240     25,441     29,099     29,793     23,024    130,435    208,084    205,310    133,091    248,786
          $  16.26   $  12.98   $  19.03   $  25.14   $  28.55   $   1.26   $   1.27   $   1.27   $   1.24   $   1.18
             25.2%     (31.8%)    (24.3%)    (12.0%)     23.7%      (0.7%)     (0.1%)      2.4%       4.6%       3.4%
              0.2%       0.1%       0.1%                             0.7%       1.3%       3.6%

          $    976   $    847   $  1,333   $  1,171   $     --   $  3,796   $ 27,216   $ 16,214   $  4,180   $     --
               160        174        186        123         --      3,657     25,991     15,454      4,074         --
          $   6.11   $   4.88   $   7.17   $   9.48   $     --   $   1.04   $   1.05   $   1.05   $   1.03   $     --
             25.0%     (31.9%)    (24.4%)     (5.2%)        --      (0.9%)     (0.2%)      2.3%       2.6%         --
              0.2%       0.1%       0.1%                             0.7%       1.4%       3.4%

          $ 25,919   $ 13,383   $ 11,161   $  1,817   $     --   $ 50,236   $ 68,335   $ 31,624   $  2,635   $     --
             4,651      3,001      1,704        210         --     48,830     65,803     30,376      2,586         --
          $   5.57   $   4.46   $   6.55   $   8.67   $     --   $   1.03   $   1.04   $   1.04   $   1.02   $     --
             25.0%     (31.9%)    (24.5%)    (13.3%)        --      (0.9%)     (0.3%)      2.1%       1.9%         --
              0.3%       0.1%       0.2%                             0.7%       1.3%       3.0%

          $  8,812   $  2,958   $     --   $     --   $     --   $ 16,441   $  4,942   $     --   $     --   $     --
               943        396         --         --         --     16,593      4,949         --         --         --
          $   9.34   $   7.46   $     --   $     --   $     --   $   0.99   $   1.00   $     --   $     --   $     --
             25.2%     (25.4%)        --         --         --      (0.8%)     (0.1%)        --         --         --
              0.3%       0.5%         --                             0.6%       1.1%         --

          $     60   $     14   $     --   $     --   $     --   $  2,061   $    170   $     --   $     --   $     --
                 5          1         --         --         --      2,091        170         --         --         --
          $  11.47   $   9.20   $     --   $     --   $     --   $   0.99   $   1.00   $     --   $     --   $     --
             24.7%      (8.0%)        --         --         --      (1.2%)     (0.3%)        --         --         --
              0.3%       1.1%         --                             0.6%       1.0%         --

          $     --   $     --   $     --   $     --   $     --   $  2,868   $     --   $     --   $     --   $     --
                --         --         --         --         --      2,887         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $   0.99   $     --   $     --   $     --   $     --
                --         --         --         --         --      (0.7%)        --         --         --         --
                --         --         --                             0.6%         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                    CONVERTIBLE--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2003       2002       2001       2000       1999
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $169,402   $132,023   $144,131   $125,337   $ 65,034
Units Outstanding..................................      10,078      9,467      9,385      7,873      3,826
Variable Accumulation Unit Value...................    $  16.81   $  13.95   $  15.36   $  15.92   $  17.00
Total Return.......................................       20.5%      (9.2%)     (3.5%)     (6.3%)     40.0%
Investment Income Ratio............................        2.4%       2.7%       3.8%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,599   $  1,651   $  1,733   $  1,356   $     --
Units Outstanding..................................         168        209        199        150         --
Variable Accumulation Unit Value...................    $   9.50   $   7.89   $   8.71   $   9.04   $     --
Total Return.......................................       20.4%      (9.3%)     (3.7%)     (9.6%)        --
Investment Income Ratio............................        2.0%       2.6%       3.9%

SERIES III POLICIES (c)
Net Assets.........................................    $ 41,469   $ 20,475   $  9,385   $    703   $     --
Units Outstanding..................................       4,559      2,708      1,125         81         --
Variable Accumulation Unit Value...................    $   9.10   $   7.56   $   8.34   $   8.67   $     --
Total Return.......................................       20.3%      (9.4%)     (3.8%)     (1.3%)        --
Investment Income Ratio............................        2.8%       4.0%       7.5%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 12,094   $  3,675   $     --   $     --   $     --
Units Outstanding..................................       1,083        396         --         --         --
Variable Accumulation Unit Value...................    $  11.17   $   9.27   $     --   $     --   $     --
Total Return.......................................       20.5%      (7.3%)        --         --         --
Investment Income Ratio............................        3.0%      11.7%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    193   $     13   $     --   $     --   $     --
Units Outstanding..................................          15          1         --         --         --
Variable Accumulation Unit Value...................    $  12.44   $  10.37   $     --   $     --   $     --
Total Return.......................................       20.0%       3.7%         --         --         --
Investment Income Ratio............................        4.1%      14.2%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


             MAINSTAY VP
                EQUITY                                   MAINSTAY VP
        INCOME--INITIAL CLASS                     GOVERNMENT--INITIAL CLASS
    ------------------------------   ----------------------------------------------------
      2003       2002       2001       2003       2002       2001       2000       1999
    -------------------------------------------------------------------------------------
    $ 65,297   $ 44,528   $ 17,502   $169,701   $230,480   $115,641   $ 59,775   $ 60,001
       6,201      5,378      1,781     11,183     15,260      8,293      4,508      5,008
    $  10.53   $   8.28   $   9.83   $  15.17   $  15.10   $  13.94   $  13.26   $  11.98
       27.2%     (15.8%)     (1.7%)      0.5%       8.3%       5.1%      10.7%      (3.1%)
        1.1%       1.3%       1.6%       3.6%       4.1%       5.4%

    $    678   $    549   $    109   $  1,957   $  3,456   $  1,420   $    281   $     --
          65         67         11        162        287        128         27         --
    $  10.45   $   8.23   $   9.78   $  12.07   $  12.04   $  11.13   $  10.60   $     --
       27.0%     (15.9%)     (2.2%)      0.3%       8.2%       5.0%       6.0%         --
        1.0%       1.6%       2.4%       2.9%       4.5%       5.5%

    $ 30,861   $ 15,132   $  1,409   $ 59,899   $ 45,740   $  8,792   $     47   $     --
       2,903      1,806        141      5,017      3,842        798          5         --
    $  10.63   $   8.38   $   9.96   $  11.94   $  11.91   $  11.01   $  10.49   $     --
       26.9%     (15.9%)     (0.4%)      0.3%       8.1%       5.0%       5.0%         --
        1.2%       2.1%       3.2%       4.2%       6.0%      10.7%

    $ 11,463   $  3,414   $     --   $ 17,692   $  9,291   $     --   $     --   $     --
       1,114        422         --      1,641        865         --         --         --
    $  10.29   $   8.09   $     --   $  10.78   $  10.74   $     --   $     --   $     --
       27.1%     (19.1%)        --       0.4%       7.4%         --         --         --
        1.3%       3.9%         --       4.4%      13.1%         --

    $    302   $    113   $     --   $    508   $    168   $     --   $     --   $     --
          29         14         --         48         16         --         --         --
    $  10.37   $   8.19   $     --   $  10.52   $  10.52   $     --   $     --   $     --
       26.6%     (18.1%)        --         --       5.2%         --         --         --
        1.2%       3.5%         --       5.0%      15.1%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --
          --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                   GROWTH EQUITY--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2003       2002       2001       2000       1999
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $278,265   $244,017   $359,198   $419,759   $317,273
Units Outstanding..................................      13,689     14,959     16,447     15,714     11,321
Variable Accumulation Unit Value...................    $  20.33   $  16.31   $  21.84   $  26.71   $  28.02
Total Return.......................................       24.6%     (25.3%)    (18.2%)     (4.7%)     28.2%
Investment Income Ratio............................        1.0%       0.9%       0.7%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,077   $  1,249   $  1,763   $  1,300   $     --
Units Outstanding..................................         152        219        230        139         --
Variable Accumulation Unit Value...................    $   7.10   $   5.71   $   7.65   $   9.37   $     --
Total Return.......................................       24.4%     (25.4%)    (18.4%)     (6.3%)        --
Investment Income Ratio............................        0.9%       0.9%       0.7%

SERIES III POLICIES (c)
Net Assets.........................................    $ 31,601   $ 21,125   $ 15,827   $  1,542   $     --
Units Outstanding..................................       4,424      3,678      2,054        163         --
Variable Accumulation Unit Value...................    $   7.14   $   5.74   $   7.70   $   9.44   $     --
Total Return.......................................       24.4%     (25.5%)    (18.4%)     (5.6%)        --
Investment Income Ratio............................        1.2%       1.2%       1.4%

SERIES IV POLICIES (d)
Net Assets.........................................    $  8,754   $  2,967   $     --   $     --   $     --
Units Outstanding..................................         870        367         --         --         --
Variable Accumulation Unit Value...................    $  10.07   $   8.08   $     --   $     --   $     --
Total Return.......................................       24.6%     (19.2%)        --         --         --
Investment Income Ratio............................        1.3%       4.6%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    247   $     19   $     --   $     --   $     --
Units Outstanding..................................          22          2         --         --         --
Variable Accumulation Unit Value...................    $  11.37   $   9.16   $     --   $     --   $     --
Total Return.......................................       24.1%      (8.4%)        --         --         --
Investment Income Ratio............................        1.6%       6.0%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP
                         HIGH YIELD                                            MAINSTAY VP
               CORPORATE BOND--INITIAL CLASS                          INDEXED EQUITY--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2003       2002       2001       2000       1999       2003       2002       2001       2000       1999
    -----------------------------------------------------------------------------------------------------------
    $617,551   $417,268   $426,004   $374,764   $400,993   $535,415   $447,495   $647,391   $755,167   $684,701
      30,240     27,478     28,228     25,693     25,509     25,814     27,274     30,265     30,595     24,805
    $  20.42   $  15.19   $  15.09   $  14.59   $  15.72   $  20.74   $  16.41   $  21.39   $  24.68   $  27.60
       34.5%       0.6%       3.4%      (7.2%)     11.3%      26.4%     (23.3%)    (13.3%)    (10.6%)     19.0%
        8.0%      10.4%      12.1%                             1.4%       1.2%       1.0%

    $  4,851   $  2,462   $  1,428   $    793   $     --   $  1,788   $  1,559   $  1,826   $  1,266   $     --
         375        255        149         85         --        227        250        224        135         --
    $  12.95   $   9.65   $   9.60   $   9.29   $     --   $   7.87   $   6.23   $   8.14   $   9.40   $     --
       34.3%       0.5%       3.3%      (7.1%)        --      26.2%     (23.4%)    (13.4%)     (6.0%)        --
        9.3%      15.7%      14.2%                             1.3%       1.4%       1.1%

    $118,930   $ 43,111   $ 15,118   $    498   $     --   $ 70,812   $ 37,642   $ 16,799   $  1,988   $     --
       9,345      4,546      1,601         54         --      9,253      6,206      2,120        217         --
    $  12.73   $   9.48   $   9.44   $   9.15   $     --   $   7.65   $   6.07   $   7.92   $   9.16   $     --
       34.2%       0.4%       3.2%      (8.5%)        --      26.2%     (23.5%)    (13.5%)     (8.4%)        --
        9.3%      17.1%      28.7%                             1.6%       1.8%       2.3%

    $ 35,842   $  7,503   $     --   $     --   $     --   $ 19,067   $  5,417   $     --   $     --   $     --
       2,759        776         --         --         --      1,839        660         --         --         --
    $  12.99   $   9.67   $     --   $     --   $     --   $  10.37   $   8.20   $     --   $     --   $     --
       34.4%      (3.3%)        --         --         --      26.4%     (18.0%)        --         --         --
       10.4%      44.0%         --                             1.8%       6.1%         --

    $  1,542   $     66   $     --   $     --   $     --   $    264   $     76   $     --   $     --   $     --
         112          6         --         --         --         21          8         --         --         --
    $  13.75   $  10.27   $     --   $     --   $     --   $  12.39   $   9.84   $     --   $     --   $     --
       33.9%       2.7%         --         --         --      25.8%      (1.6%)        --         --         --
       11.9%      50.4%         --                             1.7%       8.6%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --                               --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                               INTERNATIONAL EQUITY--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2003       2002       2001       2000       1999
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 34,845   $ 23,569   $ 19,878   $ 23,737   $ 22,729
Units Outstanding..................................       2,229      1,933      1,537      1,556      1,204
Variable Accumulation Unit Value...................    $  15.63   $  12.19   $  12.94   $  15.26   $  18.88
Total Return.......................................       28.2%      (5.7%)    (15.2%)    (19.2%)     26.3%
Investment Income Ratio............................        2.1%       1.5%       1.4%

SERIES II POLICIES (b)
Net Assets.........................................    $    425   $    257   $    254   $    169   $     --
Units Outstanding..................................          45         34         32         18         --
Variable Accumulation Unit Value...................    $   9.54   $   7.45   $   7.92   $   9.35   $     --
Total Return.......................................       28.0%      (5.9%)    (15.3%)     (6.5%)        --
Investment Income Ratio............................        0.4%       0.2%       0.6%

SERIES III POLICIES (c)
Net Assets.........................................    $ 10,625   $  3,599   $  1,063   $    111   $     --
Units Outstanding..................................       1,110        481        134         12         --
Variable Accumulation Unit Value...................    $   9.57   $   7.48   $   7.95   $   9.40   $     --
Total Return.......................................       27.9%      (5.9%)    (15.4%)     (6.0%)        --
Investment Income Ratio............................        2.3%       2.5%       1.8%

SERIES IV POLICIES (d)
Net Assets.........................................    $  3,285   $    707   $     --   $     --   $     --
Units Outstanding..................................         291         80         --         --         --
Variable Accumulation Unit Value...................    $  11.30   $   8.82   $     --   $     --   $     --
Total Return.......................................       28.1%     (11.8%)        --         --         --
Investment Income Ratio............................        2.6%       5.9%         --

SERIES V POLICIES (e)
Net Assets.........................................    $     62   $     14   $     --   $     --   $     --
Units Outstanding..................................           5          1         --         --         --
Variable Accumulation Unit Value...................    $  12.49   $   9.79   $     --   $     --   $     --
Total Return.......................................       27.6%      (2.1%)        --         --         --
Investment Income Ratio............................        2.1%       6.6%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


             MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP
               MID CAP                         MID CAP                        SMALL CAP
         CORE--INITIAL CLASS            GROWTH--INITIAL CLASS           GROWTH--INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------
     2003       2002       2001      2003       2002       2001      2003       2002       2001
    ---------------------------------------------------------------------------------------------
    $24,078   $ 15,024   $  6,859   $36,546   $ 11,317   $  7,773   $40,155   $ 17,889   $ 12,197
      2,245      1,872        734     3,998      1,768        855     4,177      2,600      1,286
    $ 10.73   $   8.03   $   9.35   $  9.14   $   6.40   $   9.09   $  9.61   $   6.88   $   9.48
      33.6%     (14.1%)     (6.5%)    42.8%     (29.6%)     (9.1%)    39.7%     (27.4%)     (5.2%)
       0.5%       0.4%       0.4%        --         --         --        --         --         --

    $   170   $     69   $     --   $   198   $    142   $     55   $   426   $    267   $    268
         15          8         --        17         17          5        43         38         28
    $ 11.57   $   8.67   $     --   $ 11.68   $   8.19   $  11.65   $  9.86   $   7.07   $   9.76
      33.4%     (13.3%)        --     42.6%     (29.7%)     16.5%     39.5%     (27.5%)     (2.4%)
       0.5%       0.5%         --        --         --         --        --         --         --

    $11,573   $  3,510   $    241   $17,706   $  3,961   $    365   $17,970   $  5,362   $    786
      1,040        420         25     1,901        606         39     1,879        782         83
    $ 11.13   $   8.35   $   9.74   $  9.32   $   6.54   $   9.30   $  9.56   $   6.86   $   9.47
      33.3%     (14.3%)     (2.6%)    42.5%     (29.7%)     (7.0%)    39.4%     (27.6%)     (5.3%)
       0.6%       0.7%       1.3%        --         --         --        --         --         --

    $ 4,278   $  1,240   $     --   $ 5,924   $  1,392   $     --   $ 7,514   $  1,798   $     --
        393        152         --       592        199         --       726        243         --
    $ 10.88   $   8.14   $     --   $ 10.01   $   7.01   $     --   $ 10.35   $   7.41   $     --
      33.5%     (18.6%)        --     42.7%     (29.9%)        --     39.7%     (25.9%)        --
       0.5%       1.0%         --        --         --         --        --         --         --

    $    45   $     10   $     --   $   107   $     15   $     --   $   126   $     14   $     --
          4          1         --         7          2         --        11          2         --
    $ 12.90   $   9.70   $     --   $ 14.50   $  10.20   $     --   $ 11.55   $   8.31   $     --
      33.0%      (3.0%)        --     42.1%       2.0%         --     39.1%     (16.9%)        --
       0.6%       1.1%         --        --         --         --        --         --         --

    $    --   $     --   $     --   $    --   $     --   $     --   $    --   $     --   $     --
         --         --         --        --         --         --        --         --         --
    $    --   $     --   $     --   $    --   $     --   $     --   $    --   $     --   $     --
         --         --         --        --         --         --        --         --         --
         --         --         --        --         --         --        --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MainStay VP
                                                                   Total Return--Initial Class
                                                       ----------------------------------------------------
                                                         2003       2002       2001       2000       1999
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $233,917   $213,473   $296,704   $338,661   $305,978
Units Outstanding..................................      13,754     14,813     16,939     17,027     14,509
Variable Accumulation Unit Value...................    $  17.01   $  14.41   $  17.52   $  19.89   $  21.09
Total Return.......................................       18.0%     (17.7%)    (11.9%)     (5.7%)     15.4%
Investment Income Ratio............................        1.9%       2.3%       2.5%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,895   $  1,847   $  2,444   $  2,730   $     --
Units Outstanding..................................         242        278        302        297         --
Variable Accumulation Unit Value...................    $   7.83   $   6.64   $   8.09   $   9.20   $     --
Total Return.......................................       17.8%     (17.8%)    (12.1%)     (8.0%)        --
Investment Income Ratio............................        1.7%       2.4%       3.1%

SERIES III POLICIES (c)
Net Assets.........................................    $ 21,510   $ 11,221   $  5,557   $    495   $     --
Units Outstanding..................................       2,868      1,762        717         56         --
Variable Accumulation Unit Value...................    $   7.50   $   6.37   $   7.75   $   8.82   $     --
Total Return.......................................       17.8%     (17.9%)    (12.1%)    (11.8%)        --
Investment Income Ratio............................        2.3%       3.6%       5.2%

SERIES IV POLICIES (d)
Net Assets.........................................    $  6,662   $  2,063   $     --   $     --   $     --
Units Outstanding..................................         647        236         --         --         --
Variable Accumulation Unit Value...................    $  10.29   $   8.73   $     --   $     --   $     --
Total Return.......................................       18.0%     (12.7%)        --         --         --
Investment Income Ratio............................        2.6%      11.3%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    305   $     12   $     --   $     --   $     --
Units Outstanding..................................          26          1         --         --         --
Variable Accumulation Unit Value...................    $  11.67   $   9.93   $     --   $     --   $     --
Total Return.......................................       17.5%      (0.7%)        --         --         --
Investment Income Ratio............................        3.1%      23.1%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                                               MAINSTAY VP
                        MAINSTAY VP                                          AMERICAN CENTURY
                    VALUE--INITIAL CLASS                              INCOME & GROWTH--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2003       2002       2001       2000       1999       2003       2002       2001       2000       1999
    -----------------------------------------------------------------------------------------------------------
    $202,324   $169,824   $213,977   $168,711   $165,397   $ 44,045   $ 43,336   $ 55,929   $ 60,445   $ 50,328
      11,104     11,706     11,482      8,963      9,782      4,374      5,461      5,593      5,454      3,997
    $  18.22   $  14.51   $  18.64   $  18.82   $  16.91   $  10.07   $   7.94   $  10.00   $  11.08   $  12.59
       25.6%     (22.2%)     (1.0%)     11.3%       7.3%      26.9%     (20.6%)     (9.8%)    (12.0%)     16.0%
        1.6%       1.4%       1.6%                             1.4%       1.1%       0.8%

    $  1,072   $    903   $    802   $    239   $     --   $    309   $    213   $     71   $    154   $     --
         101        106         73         22         --         37         32          9         17         --
    $  10.64   $   8.49   $  10.92   $  11.04   $     --   $   8.33   $   6.57   $   8.29   $   9.21   $     --
       25.4%     (22.3%)     (1.1%)     10.4%         --      26.7%     (20.8%)    (10.0%)     (7.9%)        --
        1.6%       1.5%       2.2%                             1.6%       1.8%       0.9%

    $ 36,811   $ 22,026   $ 10,836   $     69   $     --   $  7,574   $  3,274   $  1,388   $    218   $     --
       3,619      2,714      1,037          7         --        927        507        170         24         --
    $  10.17   $   8.11   $  10.44   $  10.57   $     --   $   8.17   $   6.45   $   8.15   $   9.05   $     --
       25.4%     (22.3%)     (1.2%)      5.7%         --      26.7%     (20.8%)     (9.9%)     (9.5%)        --
        1.8%       2.1%       3.9%                             1.8%       1.7%       1.6%

    $ 11,041   $  3,870   $     --   $     --   $     --   $  2,018   $    529   $     --   $     --   $     --
       1,147        505         --         --         --        195         65         --         --         --
    $   9.63   $   7.67   $     --   $     --   $     --   $  10.34   $   8.15   $     --   $     --   $     --
       25.5%     (23.3%)        --         --         --      26.8%     (18.5%)        --         --         --
        1.9%       6.1%         --                             1.9%       6.2%         --

    $    230   $     50   $     --   $     --   $     --   $      1   $     --   $     --   $     --   $     --
          22          6         --         --         --         --         --         --         --         --
    $  10.43   $   8.34   $     --   $     --   $     --   $  11.44   $     --   $     --   $     --   $     --
       25.0%     (16.6%)        --         --         --      14.4%         --         --         --         --
        2.0%       8.9%         --                             4.2%         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --                               --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MainStay VP
                                                                             Dreyfus
                                                                Large Company Value--Initial Class
                                                       ----------------------------------------------------
                                                         2003       2002       2001       2000       1999
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 34,701   $ 34,818   $ 44,680   $ 37,822   $ 25,701
Units Outstanding..................................       3,407      4,314      4,211      3,356      2,397
Variable Accumulation Unit Value...................    $  10.18   $   8.07   $  10.61   $  11.27   $  10.72
Total Return.......................................       26.2%     (23.9%)     (5.9%)      5.1%       5.2%
Investment Income Ratio............................        0.8%       0.6%       0.8%

SERIES II POLICIES (b)
Net Assets.........................................    $    374   $    309   $    336   $    178   $     --
Units Outstanding..................................          40         41         34         17         --
Variable Accumulation Unit Value...................    $   9.43   $   7.49   $   9.86   $  10.49   $     --
Total Return.......................................       26.0%     (24.0%)     (6.0%)      4.9%         --
Investment Income Ratio............................        0.8%       0.6%       0.8%

SERIES III POLICIES (c)
Net Assets.........................................    $ 11,630   $  5,637   $  4,231   $    147   $     --
Units Outstanding..................................       1,249        762        434         14         --
Variable Accumulation Unit Value...................    $   9.31   $   7.40   $   9.74   $  10.37   $     --
Total Return.......................................       25.9%     (24.1%)     (6.1%)      3.7%         --
Investment Income Ratio............................        1.0%       0.8%       1.8%

SERIES IV POLICIES (d)
Net Assets.........................................    $  2,835   $    810   $     --   $     --   $     --
Units Outstanding..................................         281        101         --         --         --
Variable Accumulation Unit Value...................    $  10.07   $   7.99   $     --   $     --   $     --
Total Return.......................................       26.1%     (20.1%)        --         --         --
Investment Income Ratio............................        1.1%       2.5%         --

SERIES V POLICIES (e)
Net Assets.........................................    $     46   $     --   $     --   $     --   $     --
Units Outstanding..................................           3         --         --         --         --
Variable Accumulation Unit Value...................    $  13.28   $     --   $     --   $     --   $     --
Total Return.......................................       32.8%         --         --         --         --
Investment Income Ratio............................        1.8%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                        MAINSTAY VP                                            MAINSTAY VP
                        EAGLE ASSET                                            LORD ABBETT
                         MANAGEMENT                                             DEVELOPING
                GROWTH EQUITY--INITIAL CLASS                              GROWTH--INITIAL CLASS
    ----------------------------------------------------   ----------------------------------------------------
      2003       2002       2001       2000       1999       2003       2002       2001       2000       1999
    -----------------------------------------------------------------------------------------------------------
    $ 97,271   $ 82,525   $132,751   $157,719   $ 52,015   $ 25,669   $ 17,566   $ 25,662   $ 29,808   $ 27,072
       7,818      8,375      9,537      9,323      2,730      3,094      2,893      2,959      3,141      2,276
    $  12.44   $   9.85   $  13.92   $  16.92   $  19.06   $   8.30   $   6.07   $   8.67   $   9.49   $  11.89
       26.3%     (29.2%)    (17.7%)    (11.2%)     63.2%      36.6%     (30.0%)     (8.6%)    (20.2%)     30.4%
        0.2%       0.1%         --                               --         --         --

    $    633   $    479   $    537   $    528   $     --   $    225   $    109   $     52   $     85   $     --
          91         87         69         55         --         28         19          6          9         --
    $   6.96   $   5.52   $   7.81   $   9.51   $     --   $   7.95   $   5.83   $   8.33   $   9.13   $     --
       26.1%     (29.3%)    (17.9%)     (4.9%)        --      36.4%     (30.1%)     (8.8%)     (8.7%)        --
        0.2%       0.1%         --                               --         --         --

    $ 16,377   $  8,998   $  9,015   $  1,686   $     --   $  5,667   $  1,601   $    906   $     40   $     --
       2,754      1,907      1,350        207         --        710        273        108          4         --
    $   5.95   $   4.72   $   6.68   $   8.13   $     --   $   7.99   $   5.86   $   8.38   $   9.19   $     --
       26.0%     (29.4%)    (17.8%)    (18.7%)        --      36.3%     (30.1%)     (8.8%)     (8.1%)        --
        0.2%       0.1%         --                               --         --         --

    $  3,610   $  1,117   $     --   $     --   $     --   $  1,394   $    321   $     --   $     --   $     --
         362        141         --         --         --        132         42         --         --         --
    $   9.97   $   7.90   $     --   $     --   $     --   $  10.54   $   7.72   $     --   $     --   $     --
       26.2%     (21.0%)        --         --         --      36.5%     (22.8%)        --         --         --
        0.2%       0.3%         --                               --         --         --

    $     48   $     --   $     --   $     --   $     --   $      8   $     --   $     --   $     --   $     --
           4         --         --         --         --          1         --         --         --         --
    $  12.08   $   9.60   $     --   $     --   $     --   $  13.13   $     --   $     --   $     --   $     --
       25.8%      (4.0%)        --         --         --      31.3%         --         --         --         --
        0.3%         --         --                               --         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --                               --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                             Alger
                                                                            American
                                                                             Small
                                                                 Capitalization--Class O Shares
                                                       --------------------------------------------------
                                                        2003       2002       2001       2000      1999
                                                       --------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $60,347   $ 44,207   $ 66,445   $ 93,083   $51,860
Units Outstanding..................................      6,994      7,192      7,864      7,657     3,063
Variable Accumulation Unit Value...................    $  8.63   $   6.15   $   8.45   $  12.16   $ 16.93
Total Return.......................................      40.4%     (27.3%)    (30.5%)    (28.2%)    41.4%
Investment Income Ratio............................         --         --       0.1%

SERIES II POLICIES (b)
Net Assets.........................................    $   418   $    417   $    514   $    588   $    --
Units Outstanding..................................         69         97         87         69        --
Variable Accumulation Unit Value...................    $  6.05   $   4.31   $   5.94   $   8.56   $    --
Total Return.......................................      40.2%     (27.4%)    (30.6%)    (14.4%)       --
Investment Income Ratio............................         --         --         --

SERIES III POLICIES (c)
Net Assets.........................................    $10,455   $  5,200   $  5,162   $  1,125   $    --
Units Outstanding..................................      1,865      1,299        936        142        --
Variable Accumulation Unit Value...................    $  5.61   $   4.00   $   5.51   $   7.95   $    --
Total Return.......................................      40.1%     (27.4%)    (30.7%)    (20.5%)       --
Investment Income Ratio............................         --         --         --

SERIES IV POLICIES (d)
Net Assets.........................................    $ 2,010   $    376   $     --   $     --   $    --
Units Outstanding..................................        175         46         --         --        --
Variable Accumulation Unit Value...................    $ 11.49   $   8.19   $     --   $     --   $    --
Total Return.......................................      40.3%     (18.1%)        --         --        --
Investment Income Ratio............................         --         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $    54   $     --   $     --   $     --   $    --
Units Outstanding..................................          4         --         --         --        --
Variable Accumulation Unit Value...................    $ 13.52   $     --   $     --   $     --   $    --
Total Return.......................................      35.2%         --         --         --        --
Investment Income Ratio............................         --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $    --   $     --   $     --   $     --   $    --
Units Outstanding..................................         --         --         --         --        --
Variable Accumulation Unit Value...................    $    --   $     --   $     --   $     --   $    --
Total Return.......................................         --         --         --         --        --
Investment Income Ratio............................         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                     AMSOUTH                          AMSOUTH                          AMSOUTH
                     ENHANCED                      INTERNATIONAL                        LARGE
                   MARKET FUND                      EQUITY FUND                        CAP FUND
          ------------------------------   ------------------------------   ------------------------------
            2003       2002       2001       2003       2002       2001       2003       2002       2001
          ------------------------------------------------------------------------------------------------
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --

          $  2,415   $  1,562   $  1,112   $    361   $    139   $    116   $  3,889   $  2,526   $  1,883
               293        239        127         36         21         14        478        385        216
          $   8.24   $   6.53   $   8.75   $  10.16   $   6.71   $   8.16   $   8.13   $   6.57   $   8.72
             26.2%      25.4%     (12.5%)     51.3%     (17.7%)    (18.4%)     23.8%     (24.7%)    (12.8%)
              0.8%       0.5%       0.1%       0.9%       0.3%         --       0.2%       0.2%         --

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --

          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --
          $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
                --         --         --         --         --         --         --         --         --
                --         --         --         --         --         --         --         --         --

          $    133   $     --   $     --   $     32   $     --   $     --   $    134   $     --   $     --
                12         --         --          3         --         --         12         --         --
          $  11.29   $     --   $     --   $  12.59   $     --   $     --   $  10.99   $     --   $     --
             12.9%         --         --      25.9%         --         --       9.9%         --         --
              1.1%         --         --       3.1%         --         --       0.4%         --         --


                     AMSOUTH
                   MID CAP FUND
          ------------------------------
            2003       2002       2001
          ------------------------------
          $     --   $     --   $     --
                --         --         --
          $     --   $     --   $     --
                --         --         --
                --         --         --
          $     --   $     --   $     --
                --         --         --
          $     --   $     --   $     --
                --         --         --
                --         --         --
          $  1,412   $    826   $    515
               189        146         70
          $   7.48   $   5.66   $   7.38
             32.0%     (23.2%)    (26.2%)
                --         --         --
          $     --   $     --   $     --
                --         --         --
          $     --   $     --   $     --
                --         --         --
                --         --         --
          $     --   $     --   $     --
                --         --         --
          $     --   $     --   $     --
                --         --         --
                --         --         --
          $     86   $     --   $     --
                 7         --         --
          $  11.78   $     --   $     --
             17.8%         --         --
                --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                             CALVERT
                                                                              SOCIAL
                                                                             BALANCED
                                                       ----------------------------------------------------
                                                         2003       2002       2001       2000       1999
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 27,683   $ 23,139   $ 27,380   $ 26,540   $ 18,487
Units Outstanding..................................       1,655      1,627      1,668      1,484        987
Variable Accumulation Unit Value...................    $  16.73   $  14.22   $  16.41   $  17.89   $  18.72
Total Return.......................................       17.7%     (13.4%)     (8.3%)     (4.5%)     10.7%
Investment Income Ratio............................        2.0%       2.7%       3.9%

SERIES II POLICIES (b)
Net Assets.........................................    $    125   $    111   $     98   $    103   $     --
Units Outstanding..................................          14         15         11         11         --
Variable Accumulation Unit Value...................    $   8.71   $   7.42   $   8.57   $   9.36   $     --
Total Return.......................................       17.5%     (13.5%)     (8.4%)     (6.4%)        --
Investment Income Ratio............................        1.8%       3.1%       3.6%

SERIES III POLICIES (c)
Net Assets.........................................    $  8,419   $  3,779   $  1,957   $    177   $     --
Units Outstanding..................................         995        524        235         19         --
Variable Accumulation Unit Value...................    $   8.46   $   7.21   $   8.34   $   9.10   $     --
Total Return.......................................       17.4%     (13.5%)     (8.4%)     (9.0%)        --
Investment Income Ratio............................        2.6%       4.1%       7.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $  2,279   $    352   $     --   $     --   $     --
Units Outstanding..................................         210         38         --         --         --
Variable Accumulation Unit Value...................    $  10.85   $   9.23   $     --   $     --   $     --
Total Return.......................................       17.6%      (7.7%)        --         --         --
Investment Income Ratio............................        3.5%      10.3%         --

SERIES V POLICIES (e)
Net Assets.........................................    $     70   $      5   $     --   $     --   $     --
Units Outstanding..................................           6          1         --         --         --
Variable Accumulation Unit Value...................    $  11.81   $  10.08   $     --   $     --   $     --
Total Return.......................................       17.1%       0.8%         --         --         --
Investment Income Ratio............................        4.6%      24.6%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $    469   $     --   $     --   $     --   $     --
Units Outstanding..................................          43         --         --         --         --
Variable Accumulation Unit Value...................    $  10.80   $     --   $     --   $     --   $     --
Total Return.......................................        8.0%         --         --         --         --
Investment Income Ratio............................        7.3%         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

              DREYFUS IP                                 FIDELITY(R)
              TECHNOLOGY                                     VIP
               GROWTH--                                CONTRAFUND(R)--
            INITIAL SHARES                              INITIAL CLASS
    ------------------------------   ----------------------------------------------------
      2003       2002       2001       2003       2002       2001       2000       1999
    -------------------------------------------------------------------------------------
    $ 17,740   $  4,790   $  3,197   $291,995   $238,091   $279,422   $319,564   $245,305
       2,027        815        325     15,836     16,358     17,160     16,983     12,004
    $   8.75   $   5.88   $   9.84   $  18.44   $  14.56   $  16.28   $  18.82   $  20.44
       48.9%     (40.3%)     (1.6%)     26.7%     (10.6%)    (13.5%)     (7.9%)     22.5%
          --         --         --       0.5%       0.8%       0.8%

    $    182   $    156   $     23   $  1,321   $    981   $    883   $    452   $     --
          17         22          2        136        128        103         46         --
    $  10.67   $   7.18   $  12.03   $   9.69   $   7.66   $   8.58   $   9.93   $     --
       48.6%     (40.3%)     20.3%      26.5%     (10.7%)    (13.6%)     (0.7%)        --
          --         --         --       0.4%       0.8%       0.6%

    $ 10,676   $  2,060   $    587   $ 41,757   $ 19,347   $  9,054   $  1,410   $     --
       1,201        344         58      4,484      2,627      1,097        147         --
    $   8.89   $   5.98   $  10.03   $   9.31   $   7.37   $   8.26   $   9.56   $     --
       48.6%     (40.4%)      0.3%      26.4%     (10.8%)    (13.6%)     (4.4%)        --
          --         --         --       0.3%       0.6%       0.3%

    $  2,206   $    367   $     --   $ 11,685   $  3,664   $     --   $     --   $     --
         207         51         --      1,070        425         --         --         --
    $  10.65   $   7.16   $     --   $  10.93   $   8.63   $     --   $     --   $     --
       48.8%     (28.4%)        --      26.6%     (13.7%)        --         --         --
          --         --         --       0.3%         --         --

    $     32   $     --   $     --   $    398   $     53   $     --   $     --   $     --
           2         --         --         31          5         --         --         --
    $  14.17   $     --   $     --   $  12.99   $  10.30   $     --   $     --   $     --
       41.7%         --         --      26.1%       3.0%         --         --         --
          --         --         --       0.2%         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --
          --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                         FIDELITY(R)
                                                                             VIP
                                                                       Equity-Income--
                                                                        Initial Class
                                                     ----------------------------------------------------
                                                       2003       2002       2001       2000       1999
                                                     ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $179,594   $144,348   $175,541   $158,987   $123,982
Units Outstanding..................................    11,179     11,548     11,501      9,762      8,139
Variable Accumulation Unit Value...................  $  16.07   $  12.50   $  15.26   $  16.29   $  15.23
Total Return.......................................     28.5%     (18.1%)     (6.3%)      6.9%       4.9%
Investment Income Ratio............................      1.8%       1.7%       1.6%

SERIES II POLICIES (b)
Net Assets.........................................  $    877   $    626   $    529   $    286   $     --
Units Outstanding..................................        84         77         53         27         --
Variable Accumulation Unit Value...................  $  10.46   $   8.15   $   9.97   $  10.65   $     --
Total Return.......................................     28.3%     (18.2%)     (6.4%)      6.5%         --
Investment Income Ratio............................      1.8%       1.5%       1.2%

SERIES III POLICIES (c)
Net Assets.........................................  $ 36,552   $ 20,493   $ 12,157   $    275   $     --
Units Outstanding..................................     3,548      2,552      1,237         26         --
Variable Accumulation Unit Value...................  $  10.30   $   8.03   $   9.83   $  10.51   $     --
Total Return.......................................     28.3%     (18.3%)     (6.5%)      5.1%         --
Investment Income Ratio............................      1.5%       1.3%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................  $  8,099   $  2,204   $     --   $     --   $     --
Units Outstanding..................................       773        270         --         --         --
Variable Accumulation Unit Value...................  $  10.47   $   8.15   $     --   $     --   $     --
Total Return.......................................     28.5%     (18.5%)        --         --         --
Investment Income Ratio............................      1.0%         --         --

SERIES V POLICIES (e)
Net Assets.........................................  $    370   $     72   $     --   $     --   $     --
Units Outstanding..................................        35          9         --         --         --
Variable Accumulation Unit Value...................  $  10.54   $   8.24   $     --   $     --   $     --
Total Return.......................................     27.9%     (17.6%)        --         --         --
Investment Income Ratio............................      1.0%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --
Investment Income Ratio............................        --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                               JANUS ASPEN
                        JANUS ASPEN                                               SERIES
                           SERIES                                               WORLDWIDE
               BALANCED--INSTITUTIONAL SHARES                          GROWTH--INSTITUTIONAL SHARES
    ----------------------------------------------------   ----------------------------------------------------
      2003       2002       2001       2000       1999       2003       2002       2001       2000       1999
    -----------------------------------------------------------------------------------------------------------
    $541,659   $534,854   $607,299   $598,090   $338,125   $266,039   $250,712   $385,523   $506,390   $329,694
      28,250     31,372     32,862     30,425     16,575     18,103     20,859     23,563     23,672     12,816
    $  19.17   $  17.05   $  18.48   $  19.66   $  20.40   $  14.70   $  12.02   $  16.36   $  21.39   $  25.73
       12.5%      (7.7%)     (6.0%)     (3.6%)     25.0%      22.3%     (26.5%)    (23.5%)    (16.8%)     62.2%
        2.2%       2.4%       2.7%                             1.1%       0.9%       0.5%

    $  2,620   $  2,506   $  2,538   $  1,636   $     --   $  1,136   $  1,024   $  1,111   $  1,165   $     --
         264        283        264        160         --        181        199        159        127         --
    $   9.94   $   8.85   $   9.61   $  10.24   $     --   $   6.27   $   5.13   $   7.00   $   9.16   $     --
       12.3%      (7.9%)     (6.2%)      2.4%         --      22.1%     (26.6%)    (23.6%)     (8.4%)        --
        2.2%       2.5%       3.0%                             1.0%       0.7%       0.5%

    $ 79,154   $ 54,824   $ 26,039   $  2,842   $     --   $ 20,011   $ 13,227   $ 11,124   $  2,806   $     --
       8,458      6,575      2,875        294         --      3,479      2,806      1,730        333         --
    $   9.36   $   8.34   $   9.06   $   9.65   $     --   $   5.75   $   4.71   $   6.43   $   8.42   $     --
       12.2%      (7.9%)     (6.1%)     (3.5%)        --      22.0%     (26.7%)    (23.6%)    (15.8%)        --
        2.4%       3.1%       4.0%                             1.4%       1.0%       0.7%

    $ 21,004   $  8,129   $     --   $     --   $     --   $  6,275   $  2,078   $     --   $     --   $     --
       2,032        884         --         --         --        659        267         --         --         --
    $  10.33   $   9.19   $     --   $     --   $     --   $   9.52   $   7.79   $     --   $     --   $     --
       12.4%      (8.1%)        --         --         --      22.2%     (22.1%)        --         --         --
        2.6%       5.6%         --                             1.3%       2.5%         --

    $    513   $     82   $     --   $     --   $     --   $     84   $     --   $     --   $     --   $     --
          48          9         --         --         --          7         --         --         --         --
    $  10.72   $   9.57   $     --   $     --   $     --   $  12.13   $   9.96   $     --   $     --   $     --
       12.0%      (4.3%)        --         --         --      21.8%      (0.4%)        --         --         --
        2.9%       5.1%         --                             1.2%         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --                               --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                              MFS(R)
                                                                            INVESTORS
                                                                              TRUST
                                                                      SERIES--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2003       2002       2001       2000       1999
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $ 24,572   $ 22,189   $ 29,963   $ 29,503   $ 18,732
Units Outstanding..................................       2,885      3,138      3,303      2,695      1,685
Variable Accumulation Unit Value...................    $   8.52   $   7.07   $   9.07   $  10.95   $  11.12
Total Return.......................................       20.5%     (22.1%)    (17.2%)     (1.5%)      5.2%
Investment Income Ratio............................        0.7%       0.6%       0.5%

SERIES II POLICIES (b)
Net Assets.........................................    $    340   $    260   $    231   $    102   $     --
Units Outstanding..................................          45         41         29         11         --
Variable Accumulation Unit Value...................    $   7.55   $   6.28   $   8.07   $   9.75   $     --
Total Return.......................................       20.3%     (22.2%)    (17.2%)     (2.5%)        --
Investment Income Ratio............................        0.7%       0.5%       0.4%

SERIES III POLICIES (c)
Net Assets.........................................    $  5,795   $  4,309   $  4,146   $    305   $     --
Units Outstanding..................................         780        698        522         32         --
Variable Accumulation Unit Value...................    $   7.43   $   6.18   $   7.94   $   9.60   $     --
Total Return.......................................       20.2%     (22.2%)    (17.3%)     (4.0%)        --
Investment Income Ratio............................        0.6%       0.5%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................    $  1,236   $    463   $     --   $     --   $     --
Units Outstanding..................................         126         57         --         --         --
Variable Accumulation Unit Value...................    $   9.80   $   8.14   $     --   $     --   $     --
Total Return.......................................       20.4%     (18.6%)        --         --         --
Investment Income Ratio............................        0.6%         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $     74   $     --   $     --   $     --   $     --
Units Outstanding..................................           6         --         --         --         --
Variable Accumulation Unit Value...................    $  12.46   $     --   $     --   $     --   $     --
Total Return.......................................       24.6%         --         --         --         --
Investment Income Ratio............................        0.3%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                                                      NEUBERGER
                                                                                                        BERMAN
                           MFS(R)                                      MFS(R)                            AMT
                          RESEARCH                                   UTILITIES                         MID-CAP
                   SERIES--INITIAL CLASS                       SERIES--INITIAL CLASS               GROWTH--CLASS I
    ----------------------------------------------------   ------------------------------   ------------------------------
      2003       2002       2001       2000       1999       2003       2002       2001       2003       2002       2001
    ----------------------------------------------------------------------------------------------------------------------
    $ 33,395   $ 29,511   $ 46,896   $ 50,417   $ 13,236   $    870   $    299   $    135   $  4,336   $  1,673   $    464
       3,779      4,107      4,857      4,054        999         97         45         15        511        249         48
    $   8.84   $   7.19   $   9.66   $  12.44   $  13.25   $   9.01   $   6.72   $   8.83   $   8.49   $   6.72   $   9.64
       23.0%     (25.6%)    (22.4%)     (6.2%)     22.3%      34.0%     (23.8%)    (11.7%)     26.3%     (30.3%)     (3.6%)
        0.7%       0.3%         --                             1.7%       2.4%         --         --         --         --

    $    307   $    270   $    376   $    586   $     --   $     16   $     10   $     --   $     69   $     26   $      1
          49         53         55         66         --          2          1         --          8          4         --
    $   6.27   $   5.10   $   6.87   $   8.86   $     --   $  10.62   $   7.93   $  10.43   $   8.75   $   6.94   $   9.98
       22.8%     (25.7%)    (22.5%)    (11.4%)        --      33.8%     (23.9%)      4.3%      26.1%     (30.4%)     (0.2%)
        0.7%       0.3%         --                             2.1%       0.3%         --         --         --         --

    $  6,172   $  4,401   $  5,269   $  1,516   $     --   $  1,138   $    390   $    258   $  3,204   $  1,192   $    184
       1,029        900        801        179         --        134         62         31        364        171         18
    $   6.00   $   4.89   $   6.58   $   8.49   $     --   $   8.49   $   6.35   $   8.35   $   8.81   $   6.99   $  10.05
       22.7%     (25.7%)    (22.5%)    (15.1%)        --      33.7%     (24.0%)    (16.5%)     26.0%     (30.5%)      0.5%
        0.6%       0.3%         --                             2.1%       3.0%         --         --         --         --

    $  1,035   $    357   $     --   $     --   $     --   $    104   $     41   $     --   $    619   $    156   $     --
         107         45         --         --         --          8          4         --         51         16         --
    $   9.69   $   7.89   $     --   $     --   $     --   $  13.64   $  10.18   $     --   $  12.22   $   9.68   $     --
       22.9%     (21.1%)        --         --         --      33.9%       1.8%         --      26.2%      (3.2%)        --
        0.6%         --         --                             2.2%         --         --         --         --         --

    $      8   $     --   $     --   $     --   $     --   $     15   $     --   $     --   $     82   $     --   $     --
           1         --         --         --         --          1         --         --          7         --         --
    $  11.82   $   9.65   $     --   $     --   $     --   $  12.22   $     --   $     --   $  11.85   $   9.42   $     --
       22.5%      (3.5%)        --         --         --      22.2%         --         --      25.8%      (5.8%)        --
        0.2%         --         --                               --         --         --         --         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --         --
          --         --         --                               --         --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                          T. ROWE PRICE
                                                                              EQUITY
                                                                         INCOME PORTFOLIO
                                                       ----------------------------------------------------
                                                         2003       2002       2001       2000       1999
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $117,894   $ 89,634   $ 85,476   $ 42,484   $ 24,724
Units Outstanding..................................       9,625      9,056      7,398      3,679      2,387
Variable Accumulation Unit Value...................    $  12.25   $   9.90   $  11.55   $  11.55   $  10.36
Total Return.......................................       23.7%     (14.3%)        --      11.5%       2.3%
Investment Income Ratio............................        1.7%       1.7%       1.6%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,524   $  1,044   $    902   $    146   $     --
Units Outstanding..................................         130        110         81         13         --
Variable Accumulation Unit Value...................    $  11.70   $   9.47   $  11.07   $  11.08   $     --
Total Return.......................................       23.6%     (14.5%)        --      10.8%         --
Investment Income Ratio............................        1.7%       1.7%       1.6%

SERIES III POLICIES (c)
Net Assets.........................................    $ 41,615   $ 22,371   $  9,712   $     98   $     --
Units Outstanding..................................       3,633      2,412        895          9         --
Variable Accumulation Unit Value...................    $  11.45   $   9.27   $  10.85   $  10.86   $     --
Total Return.......................................       23.5%     (14.5%)        --       8.6%         --
Investment Income Ratio............................        1.8%       1.9%       1.9%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 11,020   $  3,453   $     --   $     --   $     --
Units Outstanding..................................       1,084        420         --         --         --
Variable Accumulation Unit Value...................    $  10.17   $   8.22   $     --   $     --   $     --
Total Return.......................................       23.7%     (17.8%)        --         --         --
Investment Income Ratio............................        1.9%       3.1%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    461   $    117   $     --   $     --   $     --
Units Outstanding..................................          45         14         --         --         --
Variable Accumulation Unit Value...................    $  10.36   $   8.41   $     --   $     --   $     --
Total Return.......................................       23.2%     (15.9%)        --         --         --
Investment Income Ratio............................        1.9%       2.7%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                        VAN ECK                                         VAN KAMPEN
                       WORLDWIDE                                            UIF
                         HARD                                        EMERGING MARKETS
                        ASSETS                                        EQUITY--CLASS I
    -----------------------------------------------   -----------------------------------------------
     2003      2002      2001      2000      1999      2003      2002      2001      2000      1999
    -------------------------------------------------------------------------------------------------
    $10,239   $ 6,351   $ 3,510   $ 4,929   $ 2,066   $33,055   $22,764   $25,016   $28,721   $23,677
        805       714       378       469       216     3,161     3,213     3,172     3,358     1,659
    $ 12.72   $  8.89   $  9.28   $ 10.51   $  9.57   $ 10.46   $  7.09   $  7.89   $  8.55   $ 14.27
      43.1%     (4.2%)   (11.7%)     9.9%     19.3%     47.6%    (10.2%)    (7.7%)   (40.1%)    93.0%
       0.4%      0.5%      1.4%                            --        --        --

    $   190   $    49   $    29   $    25   $    --   $   697   $   109   $ 5,828   $    38   $    --
         15         6         3         2        --        92        21     1,019         6        --
    $ 12.62   $  8.83   $  9.24   $ 10.48   $    --   $  7.55   $  5.12   $  5.72   $  6.21   $    --
      42.8%     (4.3%)   (11.8%)     4.8%        --     47.4%    (10.4%)    (7.9%)   (37.9%)       --
       0.3%      0.3%      3.8%                            --        --        --

    $ 5,745   $ 2,229   $   238   $    53   $    --   $ 5,409   $ 2,432   $   594   $    54   $    --
        449       249        25         5        --       617       408        89         7        --
    $ 12.79   $  8.96   $  9.37   $ 10.63   $    --   $  8.77   $  5.96   $  6.64   $  7.22   $    --
      42.8%     (4.4%)   (11.9%)     6.3%        --     47.3%    (10.3%)    (8.0%)   (27.8%)       --
       0.4%      0.2%      1.1%                            --        --        --

    $ 1,461   $   326   $    --   $    --   $    --   $ 1,279   $   456   $    --   $    --   $    --
        121        39        --        --        --       110        58        --        --        --
    $ 12.04   $  8.42   $    --   $    --   $    --   $ 11.62   $  7.88   $    --   $    --   $    --
      43.0%    (15.8%)       --        --        --     47.5%    (21.2%)       --        --        --
       0.3%        --        --                            --        --        --

    $    63   $    --   $    --   $    --   $    --   $    19   $    --   $    --   $    --   $    --
          4        --        --        --        --         1        --        --        --        --
    $ 15.24   $    --   $    --   $    --   $    --   $ 14.95   $    --   $    --   $    --   $    --
      52.4%        --        --        --        --     49.5%        --        --        --        --
         --        --        --                            --        --        --

    $   348   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
         26        --        --        --        --        --        --        --        --        --
    $ 13.42   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
      34.2%        --        --        --        --        --        --        --        --        --
         --        --        --                            --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                             MainStay VP
                                                          MainStay VP          Capital          MainStay VP
                                                             Bond--         Appreciation--     Convertible--
                                                         Service Class      Service Class      Service Class
                                                        ----------------   ----------------   ----------------
                                                              2003               2003               2003
                                                        ------------------------------------------------------
SERIES I POLICIES (a)
Net Assets............................................   $       2,929      $       2,760      $       3,817
Units Outstanding.....................................             296                248                347
Variable Accumulation Unit Value......................   $        9.91      $       11.15      $       10.99
Total Return..........................................           (0.9%)             11.5%               9.9%
Investment Income Ratio...............................           13.3%               0.5%               8.3%

SERIES II POLICIES (b)
Net Assets............................................   $          --      $          --      $          --
Units Outstanding.....................................              --                 --                 --
Variable Accumulation Unit Value......................   $          --      $          --      $          --
Total Return..........................................              --                 --                 --
Investment Income Ratio...............................              --                 --                 --

SERIES III POLICIES (c)
Net Assets............................................   $       6,344      $       5,334      $       7,798
Units Outstanding.....................................             640                474                707
Variable Accumulation Unit Value......................   $        9.91      $       11.26      $       11.03
Total Return..........................................           (0.9%)             12.6%              10.3%
Investment Income Ratio...............................           17.1%               0.6%               9.0%

SERIES IV POLICIES (d)
Net Assets............................................   $       5,867      $       4,522      $       7,040
Units Outstanding.....................................             592                406                644
Variable Accumulation Unit Value......................   $        9.92      $       11.14      $       10.94
Total Return..........................................           (0.8%)             11.4%               9.4%
Investment Income Ratio...............................           15.6%               0.5%               8.5%

SERIES V POLICIES (e)
Net Assets............................................   $         407      $          86      $         533
Units Outstanding.....................................              41                  8                 49
Variable Accumulation Unit Value......................   $        9.83      $       10.98      $       10.91
Total Return..........................................           (1.7%)              9.8%               9.1%
Investment Income Ratio...............................           14.8%               1.3%               9.5%

SERIES VI POLICIES (f)
Net Assets............................................   $       3,343      $       2,186      $       3,430
Units Outstanding.....................................             338                197                316
Variable Accumulation Unit Value......................   $        9.89      $       11.12      $       10.85
Total Return..........................................           (1.1%)             11.2%               8.5%
Investment Income Ratio...............................           14.5%               0.5%               9.2%

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                               MAINSTAY VP
      MAINSTAY VP        MAINSTAY VP        MAINSTAY VP         HIGH YIELD        MAINSTAY VP
    EQUITY INCOME--      GOVERNMENT--     GROWTH EQUITY--    CORPORATE BOND--   INDEXED EQUITY--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ----------------   ----------------   ----------------   ----------------   ----------------
          2003               2003               2003               2003               2003
    --------------------------------------------------------------------------------------------
     $       2,399      $       2,651      $       1,842      $      10,501      $       6,828
               207                272                162                920                606
     $       11.60      $        9.75      $       11.40      $       11.41      $       11.26
             16.0%              (2.5%)             14.0%              14.1%              12.6%
              3.4%              14.3%               3.7%              26.0%               4.6%

     $          --      $          --      $          --      $          --      $          --
                --                 --                 --                 --                 --
     $          --      $          --      $          --      $          --      $          --
                --                 --                 --                 --                 --
                --                 --                 --                 --                 --

     $       6,443      $       4,087      $       3,094      $      28,302      $      13,604
               550                422                273              2,495              1,215
     $       11.72      $        9.69      $       11.34      $       11.35      $       11.20
             17.2%              (3.1%)             13.4%              13.5%              12.0%
              3.8%              18.2%               4.1%              30.0%               5.6%

     $       5,125      $       4,147      $       3,340      $      25,512      $      11,688
               442                425                293              2,224              1,038
     $       11.59      $        9.76      $       11.40      $       11.47      $       11.26
             15.9%              (2.4%)             14.0%              14.7%              12.6%
              3.5%              16.5%               3.4%              26.4%               4.6%

     $         122      $         421      $          38      $       2,901      $       1,344
                11                 43                  3                255                120
     $       11.51      $        9.74      $       11.32      $       11.36      $       11.24
             15.1%              (2.6%)             13.2%              13.6%              12.4%
              4.3%              14.0%               2.4%              27.0%               5.1%

     $       2,519      $       1,800      $       1,484      $       9,211      $       4.649
               218                185                130                809                414
     $       11.57      $        9.73      $       11.38      $       11.39      $       11.24
             15.7%              (2.7%)             13.8%              13.9%              12.4%
              3.8%              16.2%               3.4%              29.6%               5.0%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                          MainStay VP                           MainStay VP
                                                         International       MainStay VP          Mid Cap
                                                            Equity--        Mid Cap Core--        Growth--
                                                         Service Class      Service Class      Service Class
                                                        ----------------   ----------------   ----------------
                                                              2003               2003               2003
                                                        ------------------------------------------------------
SERIES I POLICIES (a)
Net Assets............................................   $       1,340      $       1,477      $       2,376
Units Outstanding.....................................             114                125                197
Variable Accumulation Unit Value......................   $       11.74      $       11.80      $       12.07
Total Return..........................................           17.4%              18.0%              20.7%
Investment Income Ratio...............................            6.9%               1.2%                 --

SERIES II POLICIES (b)
Net Assets............................................   $          --      $          --      $          --
Units Outstanding.....................................              --                 --                 --
Variable Accumulation Unit Value......................   $          --      $          --      $          --
Total Return..........................................              --                 --                 --
Investment Income Ratio...............................              --                 --                 --

SERIES III POLICIES (c)
Net Assets............................................   $       2,933      $       2,774      $       5,125
Units Outstanding.....................................             254                237                434
Variable Accumulation Unit Value......................   $       11.55      $       11.72      $       11.82
Total Return..........................................           15.5%              17.2%              18.2%
Investment Income Ratio...............................            8.0%               1.4%                 --

SERIES IV POLICIES (d)
Net Assets............................................   $       2,849      $       2,677      $       5,111
Units Outstanding.....................................             246                228                432
Variable Accumulation Unit Value......................   $       11.60      $       11.73      $       11.83
Total Return..........................................           16.0%              17.3%              18.3%
Investment Income Ratio...............................            6.6%               1.2%                 --

SERIES V POLICIES (e)
Net Assets............................................   $          78      $         183      $         186
Units Outstanding.....................................               7                 16                 16
Variable Accumulation Unit Value......................   $       11.28      $       11.78      $       11.61
Total Return..........................................           12.8%              17.8%              16.1%
Investment Income Ratio...............................           11.7%               3.0%                 --

SERIES VI POLICIES (f)
Net Assets............................................   $       1,381      $       1,319      $       2,941
Units Outstanding.....................................             121                113                244
Variable Accumulation Unit Value......................   $       11.37      $       11.64      $       12.05
Total Return..........................................           13.7%              16.4%              20.5%
Investment Income Ratio...............................            7.6%               1.4%                 --

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

      MAINSTAY VP                                               MAINSTAY VP        MAINSTAY VP
       SMALL CAP         MAINSTAY VP        MAINSTAY VP      AMERICAN CENTURY     DREYFUS LARGE
        GROWTH--        TOTAL RETURN--        VALUE--        INCOME & GROWTH--   COMPANY VALUE--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS       SERVICE CLASS      SERVICE CLASS
    ----------------   ----------------   ----------------   -----------------   ----------------
          2003               2003               2003               2003                2003
    ---------------------------------------------------------------------------------------------
     $       2,355      $       1,835      $       2,572       $         503      $         821
               192                171                223                  45                 73
     $       12.24      $       10.73      $       11.55       $       11.07      $       11.32
             22.4%               7.3%              15.5%               10.7%              13.2%
                --               6.8%               5.3%                5.6%               2.7%

     $          --      $          --      $          --       $          --      $          --
                --                 --                 --                  --                 --
     $          --      $          --      $          --       $          --      $          --
                --                 --                 --                  --                 --
                --                 --                 --                  --                 --

     $       4,735      $       4,276      $       5,058       $       1,437      $       1,807
               384                399                440                 126                160
     $       12.32      $       10.71      $       11.48       $       11.38      $       11.29
             23.2%               7.1%              14.8%               13.8%              12.9%
                --               8.3%               6.3%                6.1%               2.9%

     $       4,235      $       3,248      $       4,598       $       1,389      $       2,039
               353                299                392                 123                181
     $       12.01      $       10.86      $       11.72       $       11.32      $       11.29
             20.1%               8.6%              17.2%               13.2%              12.9%
                --               7.6%               5.3%                5.3%               2.8%

     $          93      $         159      $         160       $          24      $         133
                 8                 15                 14                   2                 12
     $       11.71      $       10.57      $       11.48       $       11.19      $       11.21
             17.1%               5.7%              14.8%               11.9%              12.1%
                --              10.4%               7.5%                4.4%               5.2%

     $       2,201      $       2,168      $       2,127       $         600      $         907
               180                205                185                  53                 80
     $       12.21      $       10.56      $       11.52       $       11.23      $       11.28
             22.1%               5.6%              15.2%               12.3%              12.8%
                --               7.3%               5.9%                5.3%               2.8%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                          MainStay VP        MainStay VP
                                                          Eagle Asset        Lord Abbett       Alger American
                                                           Management         Developing           Small
                                                        Growth Equity--        Growth--       Capitalization--
                                                         Service Class      Service Class      Class S Shares
                                                        ----------------   ----------------   ----------------
                                                              2003               2003               2003
                                                        ------------------------------------------------------
SERIES I POLICIES (a)
Net Assets............................................   $         820      $         637      $         671
Units Outstanding.....................................              74                 55                 55
Variable Accumulation Unit Value......................   $       11.11      $       11.63      $       12.16
Total Return..........................................           11.1%              16.3%              21.6%
Investment Income Ratio...............................            0.4%                 --                 --

SERIES II POLICIES (b)
Net Assets............................................   $          --      $          --      $          --
Units Outstanding.....................................              --                 --                 --
Variable Accumulation Unit Value......................   $          --      $          --      $          --
Total Return..........................................              --                 --                 --
Investment Income Ratio...............................              --                 --                 --

SERIES III POLICIES (c)
Net Assets............................................   $       2,737      $       1,458      $       1,576
Units Outstanding.....................................             247                127                130
Variable Accumulation Unit Value......................   $       11.08      $       11.47      $       12.15
Total Return..........................................           10.8%              14.7%              21.5%
Investment Income Ratio...............................            0.4%                 --                 --

SERIES IV POLICIES (d)
Net Assets............................................   $       2,233      $       1,358      $       1,594
Units Outstanding.....................................             201                117                132
Variable Accumulation Unit Value......................   $       11.09      $       11.62      $       12.11
Total Return..........................................           10.9%              16.2%              21.1%
Investment Income Ratio...............................            0.3%                 --                 --

SERIES V POLICIES (e)
Net Assets............................................   $          60      $          64      $          22
Units Outstanding.....................................               6                  6                  2
Variable Accumulation Unit Value......................   $       10.77      $       11.41      $       11.96
Total Return..........................................            7.7%              14.1%              19.6%
Investment Income Ratio...............................            0.5%                 --                 --

SERIES VI POLICIES (f)
Net Assets............................................   $       1,265      $         721      $         495
Units Outstanding.....................................             114                 61                 41
Variable Accumulation Unit Value......................   $       11.06      $       11.77      $       12.15
Total Return..........................................           10.6%              17.7%              21.5%
Investment Income Ratio...............................            0.3%                 --                 --

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

      DREYFUS IP                       FIDELITY(R) VIP                                          JANUS ASPEN SERIES
      TECHNOLOGY     FIDELITY(R) VIP       EQUITY-       FIDELITY(R) VIP   JANUS ASPEN SERIES       WORLDWIDE
       GROWTH--      CONTRAFUND(R)--      INCOME--          MID CAP--          BALANCED--            GROWTH--
    SERVICE SHARES   SERVICE CLASS 2   SERVICE CLASS 2   SERVICE CLASS 2     SERVICE SHARES       SERVICE SHARES
    --------------   ---------------   ---------------   ---------------   ------------------   ------------------
         2003             2003              2003              2003                2003                 2003
    --------------------------------------------------------------------------------------------------------------
     $     1,226       $     3,715       $     2,888       $     2,237        $     4,308          $     1,398
             104               318               251               199                410                  121
     $     11.77       $     11.69       $     11.53       $     11.27        $     10.52          $     11.53
           17.7%             16.9%             15.3%             12.7%               5.2%                15.3%
              --                --                --                --               3.4%                 0.9%

     $        --       $        --       $        --       $         1        $        --          $        --
              --                --                --                --                 --                   --
     $        --       $        --       $        --       $     10.17        $        --          $        --
              --                --                --              1.7%                 --                   --
              --                --                --                --                 --                   --

     $     2,883       $     7,143       $     5,733       $     1,207        $     8,228          $     2,542
             247               616               504               107                779                  222
     $     11.67       $     11.59       $     11.37       $     11.23        $     10.57          $     11.45
           16.7%             15.9%             13.7%             12.3%               5.7%                14.5%
              --                --                --                --               4.1%                 1.0%

     $     2,684       $     5,521       $     4,827       $     1,082        $     7,590          $     2,226
             230               467               421                95                722                  195
     $     11.68       $     11.82       $     11.48       $     11.41        $     10.51          $     11.44
           16.8%             18.2%             14.8%             14.1%               5.1%                14.4%
              --                --                --                --               3.6%                 0.9%

     $       100       $       316       $       823       $        39        $       441          $        22
               9                28                71                 4                 42                    2
     $     11.64       $     11.48       $     11.54       $     10.77        $     10.50          $     11.31
           16.4%             14.8%             15.4%              7.7%               5.0%                13.1%
              --                --                --                --               3.4%                 1.2%

     $     1,302       $     2,520       $     2,977       $       499        $     4,069          $       983
             112               219               260                44                387                   88
     $     11.65       $     11.49       $     11.44       $     11.43        $     10.51          $     11.23
           16.5%             14.9%             14.4%             14.3%               5.1%                12.3%
              --                --                --                --               3.5%                 0.9%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                        MFS(R) INVESTORS        MFS(R)               MFS(R)
                                                         TRUST SERIES--    RESEARCH SERIES--   UTILITIES SERIES--
                                                         SERVICE CLASS       SERVICE CLASS       SERVICE CLASS
                                                        ----------------   -----------------   ------------------
                                                              2003               2003                 2003
                                                        ---------------------------------------------------------
SERIES I POLICIES (a)
Net Assets............................................   $         135       $         382       $           3
Units Outstanding.....................................              12                  35                  --
Variable Accumulation Unit Value......................   $       10.86       $       11.02       $       10.83
Total Return..........................................            8.6%               10.2%                8.3%
Investment Income Ratio...............................              --                  --                  --

SERIES II POLICIES (b)
Net Assets............................................   $          --       $          --       $          --
Units Outstanding.....................................              --                  --                  --
Variable Accumulation Unit Value......................   $          --       $          --       $          --
Total Return..........................................              --                  --                  --
Investment Income Ratio...............................              --                  --                  --

SERIES III POLICIES (c)
Net Assets............................................   $         314       $         637       $          80
Units Outstanding.....................................              29                  58                   7
Variable Accumulation Unit Value......................   $       10.94       $       10.95       $       11.41
Total Return..........................................            9.4%                9.5%               14.1%
Investment Income Ratio...............................              --                  --                  --

SERIES IV POLICIES (d)
Net Assets............................................   $         469       $         460       $          63
Units Outstanding.....................................              43                  43                   5
Variable Accumulation Unit Value......................   $       10.97       $       10.75       $       11.46
Total Return..........................................            9.7%                7.5%               14.6%
Investment Income Ratio...............................              --                  --                  --

SERIES V POLICIES (e)
Net Assets............................................   $          13       $          15       $          11
Units Outstanding.....................................               1                   1                   1
Variable Accumulation Unit Value......................   $       10.92       $       11.05       $       11.50
Total Return..........................................            9.2%               10.5%               15.0%
Investment Income Ratio...............................              --                  --                  --

SERIES VI POLICIES (f)
Net Assets............................................   $         187       $         279       $           1
Units Outstanding.....................................              17                  25                  --
Variable Accumulation Unit Value......................   $       10.88       $       11.13       $       11.39
Total Return..........................................            8.8%               11.3%               13.9%
Investment Income Ratio...............................              --                  --                  --

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

    NEUBERGER BERMAN                             VAN KAMPEN UIF
      AMT MID-CAP          T. ROWE PRICE            EMERGING
        GROWTH--           EQUITY INCOME        MARKETS EQUITY--
        CLASS S            PORTFOLIO--II            CLASS II
    ----------------      ----------------      ----------------
          2003                  2003                  2003
    ------------------------------------------------------------
     $           6         $       2,506         $         424
                 1                   224                    31
     $       10.91         $       11.20         $       13.71
              9.1%                 12.0%                 37.1%
                --                  2.1%                    --

     $          --         $          --         $          --
                --                    --                    --
     $          --         $          --         $          --
                --                    --                    --
                --                    --                    --

     $         105         $       5,783         $       1,422
                10                   518                   108
     $       10.98         $       11.16         $       13.20
              9.8%                 11.6%                 32.0%
                --                  2.4%                    --

     $         269         $       5,370         $         729
                24                   478                    53
     $       11.32         $       11.23         $       13.65
             13.2%                 12.3%                 36.5%
                --                  2.3%                    --

     $          82         $         933         $          --
                 7                    84                    --
     $       11.12         $       11.13         $       10.57
             11.2%                 11.3%                  5.7%
                --                  2.5%                    --

     $          56         $       3,257         $         297
                 5                   292                    22
     $       11.13         $       11.16         $       13.25
             11.3%                 11.6%                 32.5%
                --                  2.4%                    --

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
To the Board of Directors of New York Life Insurance and
Annuity Corporation and the Variable Annuity Separate Account-III Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the MainStay VP Bond (Initial Class), MainStay VP Capital Appreciation (Initial Class), MainStay VP Cash Management, MainStay VP Convertible (Initial Class), MainStay VP Equity Income (Initial Class), MainStay VP Government (Initial Class), MainStay VP Growth Equity (Initial Class), MainStay VP High Yield Corporate Bond (Initial Class), MainStay VP Indexed Equity (Initial Class), MainStay VP International Equity (Initial Class), MainStay VP Mid Cap Core (Initial Class), MainStay VP Mid Cap Growth (Initial Class), MainStay VP Small Cap Growth (Initial Class), MainStay VP Total Return (Initial Class), MainStay VP Value (Initial Class), MainStay VP American Century Income and Growth (Initial Class), MainStay VP Dreyfus Large Company Value (Initial Class), MainStay VP Eagle Asset Management Growth Equity (Initial Class), MainStay VP Lord Abbett Developing Growth (Initial Class), Alger American Small Capitalization (Class O Shares), AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, Dreyfus IP Technology Growth (Initial Shares), Fidelity(R) VIP Contrafund(R) (Initial Class), Fidelity(R) VIP Equity-Income (Initial Class), Janus Aspen Series Balanced (Institutional Shares), Janus Aspen Series Worldwide Growth (Institutional Shares), MFS(R) Investors Trust Series (Initial Class), MFS(R) Research Series (Initial Class), MFS(R) Utilities Series (Initial Class), Neuberger Berman AMT Mid-Cap Growth (Class I), T. Rowe Price Equity Income Portfolio, Van Eck Worldwide Hard Assets, Van Kampen UIF Emerging Markets Equity (Class I), MainStay VP Bond (Service Class), MainStay VP Capital Appreciation (Service Class), MainStay VP Convertible (Service Class), MainStay VP Equity Income (Service Class), MainStay VP Government (Service Class), MainStay VP Growth Equity (Service Class), MainStay VP High Yield Corporate Bond (Service Class), MainStay VP Indexed Equity (Service Class), MainStay VP International Equity (Service Class), MainStay VP Mid Cap Core (Service Class), MainStay VP Mid Cap Growth (Service Class), MainStay VP Small Cap Growth (Service Class), MainStay VP Total Return (Service Class), MainStay VP Value (Service Class), MainStay VP American Century Income and Growth (Service Class), MainStay VP Dreyfus Large Company Value (Service Class), MainStay VP Eagle Asset Management Growth Equity (Service Class), MainStay VP Lord Abbett Developing Growth (Service Class), Alger American Small Capitalization (Class S Shares), Dreyfus IP Technology Growth (Service Shares), Fidelity(R) VIP Contrafund(R) (Service Class 2), Fidelity(R) VIP Equity-Income (Service Class 2), Fidelity(R) VIP Mid Cap (Service Class 2), Janus Aspen Series Balanced (Service Shares), Janus Aspen Series Worldwide Growth (Service Shares), MFS(R) Investors Trust Series (Service Class), MFS(R) Research Series (Service Class), MFS(R) Utilities Series (Service Class), Neuberger Berman AMT Mid-Cap Growth (Class S), T. Rowe Price Equity Income Portfolio II, and Van Kampen UIF Emerging Markets Equity (Class II) Investment Divisions (constituting the NYLIAC Variable Annuity Separate Account-III) at December 31, 2003, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2003 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
February 18, 2004

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                                 BALANCE SHEET

                                                                 DECEMBER 31,
                                                              ------------------
                                                               2003       2002
                                                              -------    -------
                                                                (IN MILLIONS)
ASSETS
Fixed maturities, at fair value
  Available for sale                                          $29,401    $24,515
  Trading securities                                               66         --
Equity securities, at fair value
  Available for sale                                               47         70
  Trading securities                                               22         --
Mortgage loans                                                  2,665      2,389
Policy loans                                                      563        577
Other investments                                                 280        739
                                                              -------    -------
     Total investments                                         33,044     28,290

Cash and cash equivalents                                         761      1,362
Deferred policy acquisition costs                               2,180      1,781
Interest in annuity contracts                                   3,306      2,958
Other assets                                                    1,234      1,440
Separate account assets                                        11,589      9,245
                                                              -------    -------
     Total assets                                             $52,114    $45,076
                                                              =======    =======

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances                               $29,366    $25,260
Future policy benefits                                          1,027        967
Policy claims                                                     107        103
Obligations under structured settlement agreements              3,306      2,958
Other liabilities                                               2,556      3,280
Separate account liabilities                                   11,500      9,154
                                                              -------    -------
     Total liabilities                                         47,862     41,722
                                                              -------    -------

STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000
  (20,000 shares authorized, 2,500 issued and outstanding)         25         25
Additional paid in capital                                      1,410        910
Accumulated other comprehensive income                            590        451
Retained earnings                                               2,227      1,968
                                                              -------    -------
     Total stockholder's equity                                 4,252      3,354
                                                              -------    -------
     Total liabilities and stockholder's equity               $52,114    $45,076
                                                              =======    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              STATEMENT OF INCOME

                                                              YEAR ENDED DECEMBER 31,
                                                              ------------------------
                                                               2003     2002     2001
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
REVENUES
  Premiums                                                    $    3   $  144   $  235
  Fees -- universal life and annuity policies                    603      546      509
  Net investment income                                        1,801    1,647    1,452
  Net investment losses                                           (3)     (49)     (50)
  Other income                                                    19       16        9
                                                              ------   ------   ------
     Total revenues                                            2,423    2,304    2,155
                                                              ------   ------   ------
EXPENSES
  Interest credited to policyholders' account balances         1,321    1,280    1,133
  Policyholder benefits                                          139      305      354
  Operating expenses                                             588      554      536
                                                              ------   ------   ------
     Total expenses                                            2,048    2,139    2,023
                                                              ------   ------   ------
Income before income taxes and cumulative effect of a change
  in accounting principle                                        375      165      132
Income tax expense/(benefit)                                     116       (1)      31
                                                              ------   ------   ------
Income before cumulative effect of a change in accounting
  principle                                                      259      166      101
Cumulative effect of a change in accounting principle (net
  of income tax expense of $8 million)                            --       --       14
                                                              ------   ------   ------
NET INCOME                                                    $  259   $  166   $  115
                                                              ======   ======   ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                       STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

                                                                                    ACCUMULATED
                                                         ADDITIONAL                    OTHER            TOTAL
                                              CAPITAL     PAID IN      RETAINED    COMPREHENSIVE    STOCKHOLDER'S
                                               STOCK      CAPITAL      EARNINGS    INCOME (LOSS)       EQUITY
                                              -------    ----------    --------    -------------    -------------
                                                                         (IN MILLIONS)
BALANCE AT JANUARY 1, 2001                      $25        $  480       $1,721         $(31)           $2,195
                                                                                                       ------
Comprehensive income:
  Net income                                                               115                            115
                                                                                                       ------
     Cumulative effect of a change in
       accounting principle, net of tax                                                  (2)               (2)
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                     137               137
                                                                                                       ------
  Other comprehensive income                                                                              135
                                                                                                       ------
Total comprehensive income                                                                                250
  Capital contribution                                        300                                         300
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2001                     25           780        1,836          104             2,745
                                                                                                       ------
Comprehensive income:
  Net income                                                               166                            166
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                     350               350
                                                                                                       ------
  Other comprehensive income                                                                              350
                                                                                                       ------
Total comprehensive income                                                                                516
  Capital contribution                                        130                                         130
  Transfer of Taiwan branch net assets to an
     affiliated company (See Note 12 --
     Related Party Transactions)                                           (34)          (3)              (37)
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2002                     25           910        1,968          451             3,354
                                                                                                       ------
Comprehensive income:
  Net income                                                               259                            259
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                     139               139
                                                                                                       ------
  Other comprehensive income                                                                              139
                                                                                                       ------
Total comprehensive income                                                                                398
  Capital contribution                                        500                                         500
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2003                    $25        $1,410       $2,227         $590            $4,252
                                                ===        ======       ======         ====            ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                            STATEMENT OF CASH FLOWS

                                                                  YEAR ENDED DECEMBER 31,
                                                              --------------------------------
                                                                2003        2002        2001
                                                              --------    --------    --------
                                                                       (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                  $    259    $    166    $    115
  Adjustments to reconcile net income to net cash provided
     by operating activities:
     Depreciation and amortization                                  35           1         (26)
     Net capitalization of deferred policy acquisition costs      (400)       (441)       (380)
     Annuity and universal life fees                              (296)       (257)       (227)
     Interest credited to policyholders' account balances        1,321       1,292       1,133
     Net investment losses                                           3          49          50
     Deferred income taxes                                          17          (1)         21
     Cumulative effect of a change in accounting principle          --          --         (14)
     (Increase) decrease in:
       Net separate account assets and liabilities                  19          --         (35)
       Other assets and other liabilities                         (250)         99          88
       Trading securities                                           89          29          --
     Increase (decrease) in:
       Policy claims                                                 4          (4)         34
       Future policy benefits                                      (23)        170         186
                                                              --------    --------    --------
          NET CASH PROVIDED BY OPERATING ACTIVITIES                778       1,103         945
                                                              --------    --------    --------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
     Sale of available for sale fixed maturities                22,559      24,951      28,757
     Maturity of available for sale fixed maturities               418       1,090       1,902
     Sale of equity securities                                      39          38         109
     Repayment of mortgage loans                                   776         466         322
     Sale of other investments                                     520         206          58
  Cost of:
     Available for sale fixed maturities acquired              (27,666)    (30,915)    (33,811)
     Equity securities acquired                                    (19)        (66)       (112)
     Mortgage loans acquired                                    (1,052)       (791)       (469)
     Other investments acquired                                    (70)        (21)       (715)
  Policy loans (net)                                                14         (27)        (32)
  Increase in loaned securities                                    125         747          23
  Securities sold under agreements to repurchase (net)            (644)        514         153
                                                              --------    --------    --------
          NET CASH USED IN INVESTING ACTIVITIES                 (5,000)     (3,808)     (3,815)
                                                              --------    --------    --------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
     Deposits                                                    5,094       5,351       4,525
     Withdrawals                                                (1,715)     (1,501)     (1,396)
     Net transfers to the separate accounts                       (258)       (585)       (536)
  Transfer of Taiwan branch cash to an affiliated company           --        (116)         --
  Capital contribution received from parent                        500         130         300
                                                              --------    --------    --------
          NET CASH PROVIDED BY FINANCING ACTIVITIES              3,621       3,279       2,893
                                                              --------    --------    --------
  Effect of exchange rate changes on cash and cash
     equivalents                                                    --          (2)         --
                                                              --------    --------    --------
Net increase (decrease) in cash and cash equivalents              (601)        572          23
                                                              --------    --------    --------
Cash and cash equivalents, beginning of year                     1,362         790         767
                                                              --------    --------    --------
CASH AND CASH EQUIVALENTS, END OF YEAR                        $    761    $  1,362    $    790
                                                              ========    ========    ========

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2003, 2002 AND 2001

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation (the "Company") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"), domiciled in the State of Delaware. The Company offers a wide variety of interest sensitive and variable insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through its agency force with certain products also marketed through independent brokers and brokerage general agents. Prior to July 1, 2002, the Company also had marketed individual life insurance through its branch office and agency force in Taiwan. On July 1, 2002, the branch office was transferred to an affiliated company, as described in Note 12 -- Related Party Transactions.

BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results may differ from estimates.

     Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or stockholder's equity as previously reported.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed maturity investments classified as available for sale or trading are reported at fair value. For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable fair value, the Company has determined an estimated fair value using either a discounted cash flow approach, broker dealer quotations or management's pricing model. Unrealized gains and losses on available for sale securities are reported in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from fixed maturities classified as trading are reflected in net investment gains (losses) in the accompanying Statement of Income.

     Significant changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective yield adjustment method.

     Equity securities are carried at fair value. The estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and management's pricing model for private placement securities. For equity securities classified as available for sale, unrealized gains and losses are reflected in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from equity securities classified as trading are reflected in net investment gains (losses) in the accompanying Statement of Income.

     The cost basis of fixed maturities and equity securities are adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net investment gains and losses in the accompanying Statement of Income. The Company continuously monitors securities that have an estimated fair value that is below amortized cost in order to determine if there is any evidence that the decline in estimated fair value is not temporary. Factors considered in evaluating whether a decline in value is other than temporary include: 1) whether the decline is substantial; 2) the amount of time that the fair value has been less than cost; 3) the financial condition and near-term prospects of the issuer; and 4) the Company's ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     Mortgage loans on real estate are carried at unpaid principal balance, net of discount/premium and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that, based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

INVESTMENTS -- (CONTINUED)

agreement. These specific valuation allowances are based upon the fair value of the collateral or the present value of expected future cash flows discounted at the loan's original effective interest rate. The Company also has a general valuation allowance for estimated future credit losses on currently performing mortgages. The general valuation allowance is based on the Company's historical loss experience for the mortgage loan portfolio.

     Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender.

     Other investments consist primarily of investments in limited partnerships and limited liability companies, derivatives, investment real estate and collateralized loans. Limited partnerships and limited liability companies are carried on the equity method of accounting. Investments in real estate, which the Company has the intent to hold for the production of income, is carried at depreciated cost net of write-downs for other than temporary declines in fair value. Properties held for sale are carried at the lower of cost or fair value less estimated selling costs. Collateralized loans are reported at outstanding principal balance reduced by any charge-off or specific valuation allowance and net of any deferred fees or costs on originated loans or unamortized premiums or discounts on purchased loans. Derivative financial instruments are accounted for at fair value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note
10 -- Derivative Financial Instruments and Risk Management.

     Cash equivalents include investments that have original maturities of three months or less at date of purchase and are carried at amortized cost, which approximates fair value.

     Short-term investments that have maturities between three and twelve months at date of purchase are included in fixed maturities on the accompanying Balance Sheet and are carried at amortized cost, which approximates fair value.

     Net investment gains (losses) on sales are computed using the specific identification method.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     Securities borrowed and securities loaned are treated as financing arrangements and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the fair value of securities borrowed and loaned with additional collateral obtained as necessary.

     Securities purchased under agreements to resell and securities sold under agreements to repurchase are treated as financing arrangements and are carried at fair value including accrued interest. It is the Company's policy to generally take possession or control of the securities purchased under these agreements to resell. Assets to be repurchased or resold are the same or substantially the same as the assets borrowed or sold. The fair value of the securities to be repurchased or resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the accompanying Balance Sheet. These consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     Acquisition costs for annuity and universal life contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for deferred annuities. Changes in assumptions are reflected as retroactive adjustments in the current year's amortization. The carrying amount of the deferred policy acquisition cost asset is adjusted at each balance sheet date as if the unrealized gains or losses on investments associated with these insurance contracts had been realized and included in the gross profits used to determine current period amortization.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

DEFERRED POLICY ACQUISITION COSTS -- (CONTINUED)

The increase or decrease in the deferred policy acquisition cost asset due to unrealized gains or losses is recorded in other comprehensive income.

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances on annuity and universal life contracts are equal to cumulative deposits plus interest credited less withdrawals and mortality and expense charges. This liability includes for amounts that have been assessed to compensate the insurer for services to be performed over future periods.

OTHER ASSETS AND OTHER LIABILITIES

     Other assets primarily consist of reinsurance recoverables, investment income due and accrued, amounts receivable for undelivered securities, furniture and equipment and capitalized software and web development costs. Furniture and equipment is stated at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful lives of the related assets, which generally ranges from 3 to 10 years. Capitalized external and internal software and web development costs are amortized on a straight-line basis over the estimated useful life of the software, not to exceed 5 years. Other liabilities consist primarily of securities loaned, deferred income taxes and repurchase agreements.

RECOGNITION OF INCOME AND RELATED EXPENSES

     Amounts received under annuity and universal life contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges. Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income in the period benefited using the same assumptions and factors used to amortize deferred policy acquisition costs. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from whole life and term policies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This is accomplished by providing for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

FEDERAL INCOME TAXES

     The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company is allocated its share of the consolidated tax provision or benefit determined generally on a separate company basis. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred income tax assets and liabilities are recognized for the future tax consequence of temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities.

SEPARATE ACCOUNTS

     The Company has established non-guaranteed, guaranteed and registered separate accounts with varying investment objectives which are segregated from the Company's general account and are maintained for the benefit of separate account policyholders. Separate account assets are stated at fair value. The liability for separate accounts represents policyholders' interests in the separate account assets. For its non-guaranteed and registered separate accounts, these liabilities include accumulated net investment income and realized and unrealized gains and losses on those assets, and generally reflect fair value. For its guaranteed, non-registered separate accounts, the liability represents amounts due to policyholders pursuant to the terms of the contract.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

SEPARATE ACCOUNTS -- (CONTINUED)

     The guaranteed separate accounts maintained on a fair value basis provides a guarantee of principal and interest for contracts held to maturity. Prior to maturity, a market value adjustment is imposed upon certain surrenders. Interest rates on these contracts may be adjusted periodically.

FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of fixed maturities, short-term investments, cash equivalents, equity securities and mortgage loans are reported in Note 2 -- Significant Accounting Policies and
Note 3 -- Investments. Fair values of policyholders' account balances are reported in Note 5 -- Insurance Liabilities. Fair values of repurchase agreements are included in Note 11 -- Commitments and Contingencies.

BUSINESS RISKS AND UNCERTAINTIES

     The Company's investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, and preferred and common stocks. The fair value of the Company's investments varies depending on economic and market conditions and the interest rate environment. For example, if interest rates rise, the securities in the Company's fixed-income portfolio generally will decrease in value. If interest rates decline, the securities in the fixed-income portfolio generally will increase in value. For various reasons, the Company may, from time to time, be required to sell certain investments at a price and a time when their fair value is less than their book value.

     Mortgage loans, many of which have balloon payment maturities, and equity real estate, are generally illiquid and carry a greater risk of investment losses than investment grade fixed maturities. Furthermore, in periods of declining interest rates, bond calls and mortgage prepayments generally increase, resulting in reinvestment at then current markets rates.

     The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

     Changes in interest rates can have significant effects on the Company's profitability. Under certain circumstances of interest rate volatility, the Company is exposed to disintermediation risk and reduction in net interest spread or profit margins. The fair value of the Company's invested assets fluctuates depending on market and other general economic conditions and the interest rate environment. In addition, mortgage prepayments, life insurance and annuity surrenders and bond calls are affected by interest rate fluctuations. Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no assurance can be given that it will be successful in managing the effects of such volatility and that such volatility will not have a material adverse impact on the Company's financial condition and results of operation.

     Credit defaults and impairments may result in writedowns in the value of fixed income and equity securities held by the Company. Recent corporate and accounting scandals continue to increase the risks of defaults on fixed maturities securities. Additionally, credit rating agencies may in the future downgrade certain issuers of fixed maturity securities held by the Company due to changing assessments of the credit quality of the issuers.

     Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulations, financial services regulation and federal taxation, can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any of these changes will be made, whether any such administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

BUSINESS RISKS AND UNCERTAINTIES -- (CONTINUED)

     The development of policy reserves and deferred policy acquisition costs for the Company's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment assumptions. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and deferred policy acquisition costs.

     The Company issues certain variable products with various types of guaranteed minimum death benefit features. The Company currently reserves for expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly during the period when account values are less than guaranteed amounts.

     As a subsidiary of a mutual life insurance company, the Company is subject to a tax on its equity base ("EBT"). The EBT has been suspended for 3 years beginning with the 2001 tax year (see Note 8 -- Federal Income Taxes). As a result of the suspension, in 2002 the Company released the prior accrual held for the EBT. In the absence of any new legislation extending the suspension or eliminating this tax, the Company is subject to this tax beginning in 2004.

CONTINGENCIES

     Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual.

RECENT ACCOUNTING PRONOUNCEMENTS

     Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities", ("SFAS 133") as amended by Statement of Financial Accounting Standards No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an Amendment to FASB Statement No. 133", ("SFAS 138"). SFAS 133 and SFAS 138 established new accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. SFAS 133 requires that all derivatives be recorded on the balance sheet at their fair value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10. The cumulative effect of the adoption of SFAS 133 and SFAS 138, as of January 1, 2001, resulted in a $14 million decrease in other comprehensive income with a corresponding increase of $14 million in net income, net of taxes. Upon its adoption of SFAS No. 133, the Company reclassified $646 million of held-to-maturity securities as available-for-sale. This reclassification resulted in an after-tax cumulative effect adjustment of $12 million increasing other comprehensive income, representing the after-tax unrealized gain on these securities at January 1, 2001. The net impact on other comprehensive income of these adjustments was a decrease of $2 million, after tax.

     In July 2003, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 provides guidance on a number of topics, including separate account presentation, interest in separate accounts, liability valuation, returns based on a contractually referenced pool of assets or index, and accounting for contracts that contain death or other insurance benefit features.

     SOP 03-1 will be effective for the Company's financial statements on January 1, 2004. The effect of initially adopting SOP 03-01 will be reported as a cumulative effect of a change in accounting principle. The company is currently completing an assessment of the impact of the SOP on its operations; however, we do

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

RECENT ACCOUNTING PRONOUNCEMENTS -- (CONTINUED)

not believe that the implementation of SOP 03-01 will have a material effect on the Company's financial position.

NOTE 3 -- INVESTMENTS

FIXED MATURITIES

     At December 31, 2003 and 2002, the maturity distribution of fixed maturities was as follows (in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                              2003                       2002
                                                     -----------------------    -----------------------
                                                     AMORTIZED    ESTIMATED     AMORTIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST       FAIR VALUE      COST       FAIR VALUE
------------------                                   ---------    ----------    ---------    ----------
Due in one year or less                               $ 1,118      $ 1,127       $   621      $   630
Due after one year through five years                   4,913        5,206         4,306        4,513
Due after five years through ten years                  8,754        9,291         7,151        7,546
Due after ten years                                     4,164        4,441         3,402        3,659
Mortgage and asset-backed securities:
  U.S. Government or U.S. Government agency               303          315           535          559
  Other mortgage-backed securities                      6,306        6,541         5,119        5,434
  Other asset-backed securities                         2,424        2,480         2,102        2,174
                                                      -------      -------       -------      -------
     Total Available for Sale                         $27,982      $29,401       $23,236      $24,515
                                                      =======      =======       =======      =======

     At December 31, 2003 and 2002, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                           2003
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government corporations and
  agencies                                           $   735       $   21         $  2        $   754
U.S. agencies, state and municipal                     1,060           85            3          1,142
Foreign governments                                      122           10           --            132
Corporate                                             17,335        1,112           95         18,352
Other mortgage-backed securities                       6,306          259           24          6,541
Other asset-backed securities                          2,424           73           17          2,480
                                                     -------       ------         ----        -------
     Total Available for Sale                        $27,982       $1,560         $141        $29,401
                                                     =======       ======         ====        =======

                                                                           2002
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government corporations and
  agencies                                           $ 1,022       $   48         $  1        $ 1,069
U.S. agencies, state and municipal                     1,579          131           --          1,710
Foreign governments                                      105           11           --            116
Corporate                                             13,309          952          249         14,012
Other mortgage-backed securities                       5,119          316            1          5,434
Other asset-backed securities                          2,102           94           22          2,174
                                                     -------       ------         ----        -------
     Total Available for Sale                        $23,236       $1,552         $273        $24,515
                                                     =======       ======         ====        =======

     At December 31, 2003 and 2002, the Company has outstanding contractual obligations to acquire additional private placement securities amounting to $16 million and $161 million, respectively.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FIXED MATURITIES -- (CONTINUED)

     The Company accrues interest income on fixed maturity securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. Interest income on impaired securities is recognized on a cash basis.

EQUITY SECURITIES

     At December 31, 2003 and 2002, the distribution of gross unrealized gains and losses on available for sale equity securities was as follows (in millions):

                UNREALIZED    UNREALIZED    ESTIMATED
        COST      GAINS         LOSSES      FAIR VALUE
        ----    ----------    ----------    ----------
2003    $46       $   2          $ 1           $47
2002    $81       $  --          $11           $70

MORTGAGE LOANS

     The Company's mortgage loans are diversified by property type, location and borrower, and are collateralized by the related property.

     The fair value of the mortgage loan portfolio at December 31, 2003 and 2002 is estimated to be $2,854 million and $2,614 million, respectively. Fair value is determined by discounting the projected cash flows for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities. As mortgage loans are generally intended to be held to maturity, the fair value does not necessarily represent the values for which those loans could have been sold for at December 31, 2003 or 2002.

     At December 31, 2003 and 2002, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to $58 million and $60 million at fixed and floating interest rates ranging from 2.7% to 7.8% and from 3.7% to 8.5%, respectively. These commitments are diversified by property type and geographic region.

     The Company accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is recognized on a cash basis. Cash payments on loans in the process of foreclosure are treated as a return of principal.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

MORTGAGE LOANS -- (CONTINUED)

     At December 31, 2003 and 2002, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                           2003                  2002
                                     -----------------    ------------------
                                     CARRYING    % OF     CARRYING     % OF
                                      VALUE      TOTAL     VALUE      TOTAL
                                     --------    -----    --------    ------
Property Type:
  Office buildings                    $  943      35.4%    $  855       35.8%
  Retail                                 474      17.8%       397       16.6%
  Residential                            608      22.8%       604       25.3%
  Industrial                             336      12.6%       238       10.0%
  Apartment buildings                    269      10.1%       258       10.8%
  Other                                   35       1.3%        37        1.5%
                                      ------     -----     ------     ------
     Total                            $2,665     100.0%    $2,389      100.0%
                                      ======     =====     ======     ======
Geographic Region:
  Central                             $  783      29.4%    $  606       25.4%
  South Atlantic                         684      25.7%       654       27.4%
  Pacific                                563      21.1%       474       19.8%
  Middle Atlantic                        455      17.0%       486       20.3%
  New England                            180       6.8%       169        7.1%
                                      ------     -----     ------     ------
     Total                            $2,665     100.0%    $2,389      100.0%
                                      ======     =====     ======     ======

OTHER INVESTMENTS

     The components of other investments as of December 31, 2003 and 2002 were as follows (in millions):

                                                           2003    2002
                                                           ----    ----
Limited liability company                                  $157    $675
Collateralized loans                                         40      --
Derivatives                                                  34      26
Limited partnerships                                         28      17
Real estate                                                  17      17
Other                                                         4       4
                                                           ----    ----
     Total other investments                               $280    $739
                                                           ====    ====

     Investments in limited liability company represents the Company's investment in the New York Life Short Term Investment Fund ("STIF"), formed by NYL to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The STIF is a commingled fund managed by New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, where all participants are subsidiaries or affiliates of New York Life.

     Accumulated depreciation on real estate at December 31, 2003 and 2002 was $6 million and $5 million, respectively. Depreciation expense totaled $1 million for each year ended December 31, 2003, 2002 and 2001.

RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $3 million at December 31, 2003 and 2002 were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in available for sale fixed maturities on the accompanying Balance Sheet.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2003, 2002 and 2001, were as follows (in millions):

                                              2003      2002      2001
                                             ------    ------    ------
Fixed maturities                             $1,604    $1,448    $1,238
Equity securities                                 2         3         6
Mortgage loans                                  167       170       155
Policy loans                                     46        45        47
Other investments                                30        30        45
                                             ------    ------    ------
  Gross investment income                     1,849     1,696     1,491
Investment expenses                             (48)      (49)      (39)
                                             ------    ------    ------
  Net investment income                      $1,801    $1,647    $1,452
                                             ======    ======    ======

     For the years ended December 31, 2003, 2002 and 2001, investment gains (losses) computed under the specific identification method were as follows (in millions):

                                                2003                           2002                           2001
                                      -------------------------      -------------------------      -------------------------
                                      GAINS              LOSSES      GAINS              LOSSES      GAINS              LOSSES
                                      -----              ------      -----              ------      -----              ------
Fixed maturities                      $192               $(176)      $192               $(236)      $163               $(217)
Equity securities                        5                  (7)         8                  (8)        11                  (9)
Mortgage loans                           2                  (4)         1                  (1)        --                  (1)
Derivative instruments                   1                  (4)         1                  (4)         1                  (7)
Other investments                       --                 (12)        --                  (2)        10                  (1)
                                      ----               -----       ----               -----       ----               -----
     Subtotal                         $200               $(203)      $202               $(251)      $185               $(235)
                                      ====               =====       ====               =====       ====               =====
Total net investment losses                     $(3)                           $(49)                          $(50)
                                                ===                            ====                           ====

     Effective January 1, 2003 the Company transferred all other-than-temporarily impaired securities to a trading portfolio at fair value. Accordingly, for the year 2003 the trading portfolio required a mark-to-market adjustment through net investment losses to reflect any subsequent decline or increase in fair market value. The net gain released from unrealized gains in accumulated other comprehensive income in the accompanying Balance Sheet and reflected in net investment losses in the accompanying Statement of Income at the date of transfer amounted to $2 million.

     On April 1, 2002 the Company transferred the convertible bond and preferred stock portfolios from available for sale into the trading category. The net gain released from unrealized gains in accumulated other comprehensive income in the accompanying Balance Sheet and reflected in net investment losses in the accompanying Statement of Income at the date of transfer amounted to $3 million. The convertible portfolio was subsequently sold during 2002.

     The gross gains and losses on trading securities amounted to $21 million and $73 million for the year ended, December 31, 2003. The gross gains and losses on trading securities amounted to $3 million and $7 million for the period April 1, 2002 through December 31, 2002. Trading gains and losses are included in net investment losses in the accompanying Statement of Income.

     Related losses from other-than-temporary impairments in fixed maturities (included in gross investment losses on fixed maturities above) were $24 million, $70 million and $33 million for the years ended December 31, 2003, 2002 and 2001, respectively. Related losses from other-than-temporary impairments in equities (included in gross investment losses on equity securities above) were $7 million at December 31, 2003. There were no other-than-temporary impairment losses in equities for 2002 and 2001.

     The following table presents the Company's gross unrealized losses and fair values for fixed maturities and equities into two categories: (1) when the estimated fair value has declined and remained below

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES -- (CONTINUED)

amortized cost for a period of less than twelve months, and (2) when the estimated fair value has declined and remained below cost for a period of greater than twelve months, at December 31, 2003 (in millions):

                                             LESS THAN           GREATER THAN
                                             12 MONTHS            12 MONTHS               TOTAL
                                        -------------------   ------------------   -------------------
                                         FAIR    UNREALIZED   FAIR    UNREALIZED    FAIR    UNREALIZED
FIXED MATURITIES                        VALUE      LOSSES     VALUE     LOSSES     VALUE      LOSSES
----------------                        ------   ----------   -----   ----------   ------   ----------
U.S. Treasury and U.S. Government
  corporations and agencies             $  319      $  2      $ --       $--       $  319      $  2
U.S. agencies, state and municipal         134         3        --        --          134         3
Foreign governments                         14         *        --        --           14         *
Corporate                                2,306        72       338        23        2,644        95
Mortgage-backed securities               1,184        24         1         *        1,185        24
Asset-backed securities                    344         9        58         8          402        17
                                        ------      ----      ----       ---       ------      ----
     TOTAL FIXED MATURITIES              4,301       110       397        31        4,698       141
                                        ------      ----      ----       ---       ------      ----
               EQUITIES
               --------
Preferred Stock                             --        --         4         1            4         1
                                        ------      ----      ----       ---       ------      ----
     TOTAL TEMPORARILY IMPAIRED
       SECURITIES                       $4,301      $110      $401       $32       $4,702      $142
                                        ======      ====      ====       ===       ======      ====

---------------

* Unrealized loss is less than $1 million.

     For the securities with gross unrealized losses, the decline in fair value is principally related to changes in interest rates and weak economic and market conditions in certain corporate sectors such as airlines, energy and utilities that are now experiencing a gradual rebound in fair value. Recent improvement in fair value for these securities evidences continued recovery as economic and market conditions improve. Refer to Note 2 -- Significant Accounting Policies for Investments, which discloses the Company's process for reviewing invested assets for impairments.

NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on available for sale investments are included in the accompanying Balance Sheet as a component of accumulated other comprehensive income. Changes in these amounts include reclassification adjustments for prior period unrealized gains (losses) that have been recognized as realized gains (losses) during the current year and are included in the accompanying

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NET UNREALIZED INVESTMENT GAINS (LOSSES) -- (CONTINUED)

Statement of Income. The amounts for the years ended December 31, 2003, 2002 and 2001 are as follows (in millions):

                                                         2003    2002     2001
                                                         ----    -----    ----
Net unrealized investment gains (losses), beginning of
  the year                                               $451    $ 104    $(31)
                                                         ----    -----    ----
Cumulative effect of a change in accounting principle      --       --      (2)
                                                         ----    -----    ----
Changes in net unrealized investment gains attributable
  to investments:
  Net unrealized investment gains arising during the
     period                                               132      663     172
  Less: Reclassification adjustments for gains (losses)
     included in net income                                18        9     (64)
                                                         ----    -----    ----
  Change in net unrealized investment gains, net of
     adjustments                                          114      654     236
Impact of net unrealized investment gains (losses) on:
  Policyholders' account balance                           26      (15)     --
  Deferred policy acquisition costs                        (1)    (289)    (99)
                                                         ----    -----    ----
Change in net unrealized investment gains (losses)        139      350     137
                                                         ----    -----    ----
Transfer of Taiwan branch to an affiliated company         --       (3)     --
                                                         ----    -----    ----
Net unrealized investment gains (losses), end of year    $590    $ 451    $104
                                                         ====    =====    ====

     Net unrealized gains on investments reported in the preceding table for the years ended December 31, 2003, 2002 and 2001 are net of income tax expense of $71 million $357 million and $93 million, respectively.

     Reclassification adjustments reported in the preceding table for the years ended December 31, 2003, 2002 and 2001 are net of income tax expense (benefit) of $10 million, $5 million and ($34) million, respectively.

     Policyholders' account balance reported in the preceding table for the years ended December 31, 2003 and 2002 are net of income tax expense (benefit) of $14 million and $(8) million, respectively.

     Deferred policy acquisition costs in the preceding table for the years ended December 31, 2003, 2002 and 2001 are net of income tax benefit of $-, $156 million and $53 million, respectively.

     On July 1, 2002, the cumulative unrealized gain associated with the Taiwan branch was transferred to an affiliated company as described in Note
12 -- Related Party Transactions.

NOTE 5 -- INSURANCE LIABILITIES

     The Company's investment contracts are primarily deferred annuities. The carrying value, which approximates fair value, of the Company's liabilities for deferred annuities at December 31, 2003 and 2002, was $15,733 million and $13,319 million, respectively, and is included in policyholders' account balances in the accompanying Balance Sheet.

     The cumulative guaranteed minimum death benefit reserve at December 31, 2003 and 2002 was $29 million and $55 million, respectively, and is included in future policy benefits in the accompanying Balance Sheet.

NOTE 6 -- SEPARATE ACCOUNTS

     The Company maintains non-guaranteed separate accounts for its variable deferred annuity and variable life products; certain of which are registered with the Securities and Exchange Commission. Assets in non-guaranteed separate accounts were $10,866 million and $8,526 million at December 31, 2003 and 2002, respectively. The Company maintains investments in the non-guaranteed separate accounts of $45 million and $52 million at December 31, 2003 and 2002, respectively. The assets of these separate accounts represent

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 6 -- SEPARATE ACCOUNTS -- (CONTINUED)

investments in shares of the New York Life sponsored Mainstay VP Series Funds and other non-proprietary funds.

     The Company maintains one guaranteed separate account for universal life insurance policies, with assets of $723 million and $719 million at December 31, 2003 and 2002, respectively. This account provides a minimum guaranteed interest rate with a market value adjustment imposed upon certain surrenders. The assets of this separate account, which are carried at fair value, primarily represent investments in investment grade corporate bonds and mortgage-backed securities.

NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS

     An analysis of deferred policy acquisition costs ("DAC") for the years ended December 31, 2003, 2002 and 2001 was as follows (in millions):

                                                      2003      2002      2001
                                                     ------    ------    ------
Balance at beginning of year                         $1,781    $1,887    $1,660
  Current year additions                                645       630       558
  Amortized during year                                (245)     (189)     (179)
  Adjustment for change in unrealized investment
     gains                                               (1)     (445)     (152)
  Transfer of Taiwan branch to an affiliated
     company                                             --      (102)       --
                                                     ------    ------    ------
Balance at end of year                               $2,180    $1,781    $1,887
                                                     ======    ======    ======

     On July 1, 2002, the assets and liabilities including deferred policy acquisition costs associated with the Taiwan branch were transferred to an affiliated company, as described in Note 12 -- Related Party Transactions.

NOTE 8 -- FEDERAL INCOME TAXES

     A summary of income tax expense (benefit) included in the accompanying Statement of Income was as follows (in millions):

                                                            2003    2002    2001
                                                            ----    ----    ----
Current:
  Federal                                                   $ 94    $(1)    $ 8
  State and local                                              5      1       2
                                                            ----    ---     ---
                                                              99     --      10
Deferred:
  Federal                                                     17     (1)     21
                                                            ----    ---     ---
Income tax expense/(benefit)                                $116    $(1)    $31
                                                            ====    ===     ===

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 8 -- FEDERAL INCOME TAXES -- (CONTINUED)

     The components of the net deferred tax liability as of December 31, 2003 and 2002 were as follows (in millions):

                                                               2003     2002
                                                              ------    ----
Deferred tax assets:
  Future policyholder benefits                                $  487    $427
  Employee and agents benefits                                    62      58
                                                              ------    ----
     Deferred tax assets                                         549     485
                                                              ------    ----
Deferred tax liabilities:
  Deferred policy acquisition costs                              517     409
  Investments                                                    479     420
  Other                                                            9      19
                                                              ------    ----
     Deferred tax liabilities                                  1,005     848
                                                              ------    ----
       Net deferred tax liability                             $  456    $363
                                                              ======    ====

     Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company's management has concluded that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

     Set forth below is a reconciliation of the statutory Federal income tax rate to the effective tax rate for 2003, 2002 and 2001:

                                                          2003    2002     2001
                                                          ----    -----    -----
Statutory Federal income tax rate                         35.0%    35.0%    35.0%
Current year equity base tax                                --       --     12.5
True down of prior year equity base tax                     --    (22.9)   (20.1)
Tax exempt income                                         (2.8)    (6.0)    (4.9)
Foreign branch termination                                  --     (3.8)      --
Other                                                     (1.2)    (2.9)     0.9
                                                          ----    -----    -----
Effective tax rate                                        31.0%    (0.6)%   23.4%
                                                          ====    =====    =====

     Pursuant to the tax allocation agreement discussed in Note 2 -- Significant Accounting Policies, as of December 31, 2003 and 2002, the Company had recorded an income tax receivable from New York Life of $38 million and an income tax payable to New York Life of $38 million, respectively.

     The Company's Federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 1998. There were no material effects on the Company's results of operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

     In March 2002, the Job Creation and Worker Assistance Act of 2002 was passed to provide tax relief and stimulate the economy. This act suspends the Company's equity base tax for the three year period beginning 2001. The Company accrued $17 million in the equity base tax in 2001 prior to passage of this legislation. This amount was released in 2002 and reflected as an adjustment to 2002 current income tax expense (benefit) in the accompanying Statement of Income.

NOTE 9 -- REINSURANCE

     The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to loss from reinsurer insolvencies.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 9 -- REINSURANCE -- (CONTINUED)

When necessary, an allowance is recorded for reinsurance the Company cannot collect. Three reinsurance companies account for approximately 50% of the reinsurance ceded at December 31, 2003.

     The Company has entered into cession reinsurance agreements on both a coinsurance basis and on a yearly renewable term basis with affiliated and non-affiliated companies. The total amount of ceded premiums included in the accompanying Statement of Income was $171 million, $81 million and $2 million at December 31, 2003, 2002 and 2001, respectively, and includes ceded premiums associated with the transfer of the Taiwan branch as described in Note
12 -- Related Party Transactions.

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     The Company uses derivative financial instruments to manage interest rate, currency and market risk. These derivative financial instruments include interest rate options and interest rate and currency swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes.

     The Company deals with highly rated counter-parties and does not expect the counter-parties to fail to meet their obligations under the contracts. The Company has controls in place to monitor credit exposures by limiting transactions with specific counter-parties within specified dollar limits and assessing the future creditworthiness of counter-parties. The Company uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk.

     To further minimize risk, credit support annexes are negotiated as part of swap documentation entered into by the Company with all counterparties. The credit support annex requires that a swap counterparty post collateral to secure that portion of its anticipated swap obligation in excess of a specified threshold. The threshold declines with a decline in the counterparties' rating. Collateral received is invested in short-term investments.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument is within 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy. For cash flow hedges of interest rate risk, the Company uses either qualitative assessment, if appropriate, or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cashflows method is used to measure hedge ineffectiveness when appropriate. The Company does not have any fair value hedges at December 31, 2003 and 2002. The Company will discontinue hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised;
(iii) the derivative is de-designated as a hedge instrument; (iv) it is probable that the forecasted transaction will not occur; or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

     For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available for sale securities, the accounting treatment depends on the effectiveness of the hedge. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported as changes in other comprehensive income. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment gains (losses). The Company's cash flow hedges primarily include hedges of floating rate available for sale securities. During 2003 and 2002, there was no hedge ineffectiveness recognized in net investment gains (losses) related to cash flow hedges. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate. There were no cashflow hedges

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT -- (CONTINUED)

of forecasted transactions as of December 31, 2003 and 2002. The estimated amount of existing gains and losses that are reported in other comprehensive income at December 31, 2003 and 2002 related to periodic interest payments on assets and liabilities being hedged that is expected to be reclassified into earnings within the next 12 months is $4 million and $7 million, respectively.

     Hedge accounting is discontinued immediately when it is determined that the derivative no longer qualifies as an effective fair value hedge. The derivative will continue to be carried on the balance sheet at its fair value, but the changes in the fair value of the hedged asset or liability will no longer offset the changes in the fair value of the derivative. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative will continue to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income will be recognized immediately in net investment gains (losses). When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income and will be recognized when the transaction affects net income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued, the derivative will be carried at its fair value on the balance sheet, with changes in its fair value recognized in current period net investment gains (losses). No hedging transactions were discontinued for the years ended December 31, 2003 and 2002 due to hedge ineffectiveness.

     The Company has derivative instruments that do not qualify for hedge accounting treatment. These derivatives include interest rate options and various interest rate swaps. Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment gains (losses).

     The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the accompanying Balance Sheet at fair value and changes in their fair value are recorded currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the accompanying Balance Sheet at fair value. As of December 31, 2003 and 2002, there were no such embedded derivatives that could not be separated from their host contracts.

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

LITIGATION

     The Company is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, employment and benefits and/or other operations. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company's operating results for a given year.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

ASSESSMENTS

     Most of the jurisdictions in which the Company is licensed to transact business, require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets. The Company is not aware of, nor has it received notification of any significant insolvency by insurance companies.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     The Company participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2003 and 2002, $1,424 million and $1,318 million, respectively, of the Company's fixed maturity securities were on loan to others. Collateral on loan securities is obtained in accordance with our policy disclosed in Note 2 -- Significant Accounting Policies. The fair value of securities loaned is monitored, with additional collateral obtained, as necessary. Such assets reflect the extent of the Company's involvement in securities lending, not the Company's risk of loss.

     At December 31, 2003 and 2002, the Company recorded cash collateral received under these agreements of $1,474 million and $1,350 million, respectively, and established a corresponding liability for the same amount included in other liabilities in the accompanying Balance Sheet.

     The Company enters into agreements to sell and repurchase securities for the purpose of enhancing income on securities held. Under these agreements, the Company obtains the use of funds from a broker for generally one month. The liability reported in the accompanying Balance Sheet (included in other liabilities) at December 31, 2003 of $155 million ($799 million at December 31,
2002) approximates fair value. The investments acquired with the funds received from the securities sold are included in other investments in the accompanying Balance Sheet.

NOTE 12 -- RELATED PARTY TRANSACTIONS

     New York Life provides the Company with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of an administrative service agreement between New York Life and the Company. Such costs, amounting to $559 million, $537 million and $458 million for the years ended December 31, 2003, 2002 and 2001, respectively, are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     In addition, the Company is allocated post-retirement and post-employment benefits other than pensions, which are held by New York Life. The Company was allocated $27 million for its share of the net periodic post-retirement benefits expense in 2003 ($13 million and $10 million in 2002 and 2001, respectively) and a benefit of $(2) million in 2003 ($(2) million in 2002 and $(6) million in 2001) for the post-employment benefits expense under the provisions of the service agreement. The expenses are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     The Company has entered into an investment advisory agreement with New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, to provide investment advisory services to the Company. At December 31, 2003, 2002 and 2001, the total cost for these services amounted to $22 million, $28 million and $16 million, respectively, which are included in the costs of services billed by New York Life to the Company, as noted above.

     In addition, NYLIM has an Investment Advisory Agreement with the Mainstay VP Series Fund, Inc. (the "Fund"), a registered investment company whose shares are sold to various separate accounts of the Company. NYLIM, the administrator of the Fund and the Company have entered into agreements regarding administrative services to be provided by the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 12 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

NYLIM for the years ended December 31, 2003, 2002 and 2001 of $9 million, $9 million and $8 million, respectively.

     At December 31, 2003 and 2002, the Company had a net liability of $186 million and $166 million, respectively, for the above described services which are included in other liabilities in the accompanying Balance Sheet. The terms of the settlement generally require that these amounts be settled in cash within ninety days.

     The Company is the obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain single premium annuities issued by New York Life. The carrying value of the annuity contracts is based upon the actuarially determined value of the obligations under the structured settlement contracts, which generally have some life contingent benefits. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 5.46% to 7.81%. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements. At December 31, 2003 and 2002 the carrying value of the interest in annuity contracts and the obligations under structured settlement agreements in the accompanying Balance Sheet amounted to $3,306 million and $2,958 million, respectively.

     In addition, the Company has issued certain annuity contracts to New York Life in order that New York Life may satisfy its third party obligations under certain structured settlement agreements. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2003 and 2002 the amount of outstanding reserves on these contracts included in future policy benefits was $178 million and $180 million, respectively.

     The Company has a variable product distribution agreement with NYLIFE Distributors, an indirect wholly owned subsidiary of New York Life, granting NYLIFE Distributors the exclusive right to distribute, and be the principal underwriter of the Company's variable product policies. NYLIFE Distributors has an agreement with NYLIFE Securities, another indirect wholly owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of these policies. In connection with this agreement, the Company recorded commission expense to NYLIFE Securities' registered representatives of $89 million, $71 million and $126 million, for the years ended December 31, 2003, 2002 and 2001, respectively.

     The Company has a credit agreement with New York Life wherein New York Life can borrow funds from the Company. The maximum amount available to New York Life is $200 million. No outstanding balance was due to the Company at December 31, 2003 and December 31, 2002.

     The Company also has a credit agreement with New York Life in which the Company can borrow up to $200 million. No outstanding balance was due to New York Life at December 31, 2003 and December 31, 2002. Interest expense for 2003, 2002 and 2001 was less than $1 million.

     During August 2003, the Company transferred without recourse several private placement debt securities to Madison Capital Funding LLC ("MCF"). MCF is an indirect wholly owned subsidiary of New York Life. MCF paid for the purchase price of the securities transferred by delivering to the Company promissory notes with terms identical to the securities transferred. At December 31, 2003, the Company had recorded a receivable from MCF included in other assets of $23 million. During 2003, the Company received interest payments from MCF totaling less than $1 million.

     Effective July 1, 2002, the Company transferred $37 million in net assets associated with the Company's Taiwan branch including Taiwan's insurance book of business to an affiliated company, New York Life Insurance Taiwan Corporation ("NYLT"), an indirect wholly owned subsidiary of New York Life.

     The Company is jointly liable with NYLT for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet matured obligations. NYLT is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the branch's net assets was accounted for as a long-duration coinsurance transaction. Under this accounting treatment, the insurance related liabilities remain on the books

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 12 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

of the Company and an offsetting reinsurance recoverable is established. Additionally, premiums and benefits associated with any business sold prior to July 1, 2002 are reflected on the Company's Statement of Income. Accordingly, the Company recorded the following with respect to this transaction (in millions):

                                                           2003    2002
                                                           ----    ----
Amounts recoverable from reinsurers                        $716    $633
Premiums ceded                                              171      74
Benefits ceded                                               38      13

     The Company received capital contributions of $500 million and $130 million in 2003 and 2002, respectively, from its parent company, New York Life.

     The Company has issued various Corporate Owned Life policies to New York Life for the purpose of funding certain New York Life employee benefits. These policies were issued on the same basis as policies sold to unrelated customers. For the years ended December 31, 2003 and 2002, the Company recorded liabilities of approximately $1,133 million and $1,023 million, respectively, which are included in policyholder account balances and separate account liabilities on the accompanying Balance Sheet.

     The Company has also issued various Corporate Owned Life policies to a Voluntary Employees' Beneficiary Association (VEBA) trust, a trust formed for the benefit of New York Life's retired employees. These policies were issued on the same basis as policies sold to unrelated customers. For the years ended December 31, 2003 and 2002, policyholder account balances and separate account liabilities related to these policies aggregated $252 million and $219 million, respectively.

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $173 million, $30 million, and $20 million during 2003, 2002 and 2001, respectively.

     Total interest paid was $10 million, $7 million and $21 million during 2003, 2002 and 2001, respectively.

     Non-cash financing activity in 2002 consists of the transfer of $79 million in net liabilities associated with the Taiwan branch to an affiliated company (see Note 12 -- Related Party Transactions).

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. In making such determinations the Department gives no consideration to financial statements prepared in accordance with accounting principles generally accepted in the United States of America.

     At December 31, 2003 and 2002, statutory stockholder's equity was $1,882 million and $1,404 million, respectively. Statutory net income/(loss) for the years ended December 31, 2003, 2002 and 2001 was $20 million, $(95) million and $(83) million, respectively.

     The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company's surplus or one hundred percent of net gain from operations. No dividends were paid or declared for the years ended December 31, 2003, 2002 and 2001. As of December 31, 2003, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $447 million. The maximum amount of dividends that may be paid in 2003 without prior approval is $186 million.

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation:

In our opinion, the accompanying balance sheet and the related statements of income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation (the "Company") at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company adopted Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended by Statement of Financial Accounting Standards No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an amendment to FASB Statement No. 133.

PRICEWATERHOUSECOOPERS LLP
New York NY
February 6, 2004

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a.   Financial Statements.

         All required financial statements are included in Part B of this Registration Statement.

b.   Exhibits.
(1) Resolution of the Board of Directors of New York Life Insurance and Annuity Corporation ("NYLIAC") authorizing establishment of the Separate Account - Previously filed as Exhibit (1) to Registrant's initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (1) to Post-Effective Amendment No. 6 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I, and incorporated herein by reference.

(2)      Not applicable.

(3)(a) Distribution Agreement between NYLIFE Securities Inc. and NYLIAC - Previously filed as Exhibit (3)(a) to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(a) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 33-64410), filed 4/25/97 and incorporated herein by reference.

(3)(b) Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC - Previously filed as Exhibit (3)(b) to Registrant's Post-Effective Amendment No. 5 on Form N-4, and incorporated herein by reference.

(4) Specimen Policy - Previously filed as Exhibit (4) to Registrant's initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4) to Post-Effective Amendment No. 6 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I, filed 4/15/97 and incorporated herein by reference.

(4)(a) Earnings Enhancement Benefit Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(a) to Post-Effective Amendment No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-80535), filed 7/13/01 and incorporated herein by reference.

(4)(b) Enhancement Spousal Continuance Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4)(b) to Post-Effective Amendment No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-80535), filed 7/13/01 and incorporated herein by reference.

(5) Form of application for a Policy - Previously filed as Exhibit (5) to Registrant's initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5) to Post-Effective Amendment No. 6 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/15/97 and incorporated herein by reference.


(5)(a) Form of Application for LifeStages Deferred Variable Annuities (204-593) - Previously filed in accordance with Regulation S-T,
         17 CFR 232.102(e) as Exhibit(5)(d) to Post-Effective Amendment No. 3 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 8/26/04 and incorporated herein by reference.


(6)(a)   Certificate of Incorporation of NYLIAC - Previously filed as Exhibit
         (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(6)(b)(1)By-Laws of NYLIAC - Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(6)(b)(2)Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

(7)      Not applicable.

(8)(a) Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit (8)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form N-1A for New York Life MFA Series Fund, Inc. (File No. 2-86082), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(b) Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(c) Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(d) Participation Agreement between Janus Aspen Series and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(e) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(f) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(5) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(g) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(6) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(h) Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(h) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/16/98 and incorporated herein by reference.

(8)(i) Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(i) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/16/98 and incorporated herein by reference.

(8)(j) Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/16/98 and incorporated herein by reference.

(8)(k) Form of Participation Agreement among Dreyfus Investment Portfolios, The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(l)   Form of Substitution Agreement among NYLIAC, MainStay Management
         LLC, and New York Life Investment Management LLC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(m) Amendment dated September 27, 2002 to Stock Sale Agreement dated June 4, 1993 between NYLIAC and MainStay VP Series Fund, Inc. - Previously filed in accordance with Regulation S-T 17CFR 232.102 (e) as Exhibit
         (8)(m) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 4/9/03 and incorporated herein by reference.

(8)(n) Form of Participation Agreement among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(q) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life-Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(o)   Form of Distribution and Administrative Services Agreement,
         Class S Shares, between Neuberger Berman Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.


(8)(p) Form of Participation Agreement among Victory Variable Insurance Funds, BISYS Fund Services Limited Partnership, Victory Capital Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(p) to Post-Effective Amendment No. 16 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/5/04 and incorporated herein by reference.


(8)(q) Form of 12b-1 Distribution and Service Agreement between BISYS Fund Services Limited Partnership and NYLIFE Securities Inc.
         - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(q) to Post-Effective Amendment No. 16 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/5/04 and incorporated herein by reference.


(8)(r) Form of Participation Agreement among Liberty Variable Investment Trust, Columbia Funds Distributor, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
         (8)(a)(a) to Post-Effective Amendment No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 10/25/04 and incorporated herein by reference.






(9)      Opinion and Consent of Thomas F. English, Esq. - filed herewith.

(10)(a)  Consent of PricewaterhouseCoopers LLP - filed herewith.

(10)(b) Powers of Attorney for the Directors and Officers of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(c) to Pre-Effective Amendment No. 2 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 4/25/97 for the following, and incorporated herein by reference:

         Jay S. Calhoun, Vice President, Treasurer and Director (Principal Financial Officer)
         Richard M. Kernan, Jr., Director
         Robert D. Rock, Senior Vice President and Director
         Frederick J. Sievert, President and Director (Principal Executive Officer)
         Stephen N. Steinig, Senior Vice President, Chief Actuary and Director Seymour Sternberg, Director

(10)(c) Power of Attorney for Maryann L. Ingenito, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(10)(d) Power of Attorney for Howard I. Atkins, Executive Vice President (Principal Financial Officer) - Previously filed as Exhibit 8(d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

(10)(e)  Power of Attorney for Certain Directors of NYLIAC - Previously filed as
         Exhibit 10(e) to Post-Effective Amendment No. 6 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 33-87382), filed 2/18/99 and incorporated herein by reference for the following:

         George J. Trapp, Director
         Frank M. Boccio, Director
         Phillip J. Hildebrand, Director
         Michael G. Gallo, Director
         Solomon Goldfinger, Director
         Howard I. Atkins, Director

(10)(f) Power of Attorney for John A. Cullen, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (10) (f) to Post-Effective Amendment No. 21 to the registration statement on Form N-4 for NYLIAC MFA Separate Account - I (File No. 2-86083), filed 4/13/00 and incorporated herein by reference.

(10)(g) Power of Attorney for Gary G. Benanav, Director and Executive Vice President - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(o) to the initial registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-47728), filed 10/11/00 and incorporated herein by reference.


(10)(h) Power of Attorney for Theodore A. Mathas, Director - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(h) to Post-Effective Amendment No. 13 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 10/3/01 and incorporated herein by reference.

(10)(i) Power of Attorney for Anne F. Pollack, Director, Senior Vice President and Chief Investment Officer - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(r) to Post-Effective Amendment No. 11 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-79309), filed 1/24/02 and incorporated herein by reference.

(10)(j) Power of Attorney for Michael E. Sproule, Director - Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (9)(m) to Post-Effective Amendment No. 4 to registration statement on Form S-5 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 12/23/02 and incorporated herein by reference.

(10)(k) Power of Attorney for Carmela Condon, Vice President and Controller of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(10) to Post-Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(10)(m) Power of Attorney for John R. Meyer, Director of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
         (10)(m) to Post-Effective Amendment No. 25 to the registration statement on Form N-4 for NYLIAC MFA Separate Account-I (File No. 02-86083), filed 4/15/04 and incorporated herein by reference.



(10)(n) Powers of Attorney for Directors and Principal Accounting Officer of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(e) to Post-Effective Amendment No. 2 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 5/25/04 and incorporated herein by reference.

                      Frank M. Boccio                Director
                      Carmela Condon                 Vice President and
                                                     Controller (Principal
                                                     Accounting Officer)
                      Michael G. Gallo               Director
                      Solomon Goldfinger             Director and Chief
                                                     Financial Officer
                      Phillip J. Hildebrand          Director
                      Theodore A. Mathas             Director
                      John R. Meyer                  Director
                      Paul B. Morris                 Director
                      Anne F. Pollack                Director
                      Robert D. Rock                 Director
                      Frederick J. Sievert           Director and President
                                                     (Principal Executive
                                                     Officer)
                      Michael E. Sproule             Director
                      Seymour Sternberg              Director


(14)     Not applicable.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.


         Name:                                          Title:
         -----                                          ------
         Frank M. Boccio                                Director and Senior Vice President
         Michael Gallo                                  Director and Senior Vice President
         Solomon Goldfinger                             Director, Senior Vice President and Chief Financial Officer
         Phillip J. Hildebrand                          Director and Executive Vice President
         Theodore A. Mathas                             Director, and Executive Vice President
         John R. Meyer                                  Director and Senior Vice President
         Paul B. Morris                                 Director and Senior Vice President
         Anne F. Pollack                                Director and Senior Vice President
         Robert D. Rock                                 Director, Senior Vice President and Chief Investment Officer
         Frederick J. Sievert                           Director and President
         Michael E. Sproule                             Director
         Seymour Sternberg                              Director
         Gary E. Wendlandt                              Executive Vice President
         Jay S. Calhoun                                 Senior Vice President and Treasurer
         Judith E. Campbell                             Senior Vice President and Chief Information Officer
         John A. Cullen                                 Senior Vice President
         Sheila K. Davidson                             Senior Vice President and General Counsel
         Thomas F. English                              Senior Vice President and Deputy General Counsel
         Melvin J. Feinberg                             Senior Vice President
         Robert J. Hebron                               Senior Vice President
         Gerald Kaplan                                  Senior Vice President and Tax Counsel
         Barbara McInerney                              Senior Vice President in charge of Corporate Compliance
         Frank J. Ollari                                Senior Vice President
         Eric Rubin                                     Senior Vice President
         Richard C. Schwartz                            Senior Vice President and Senior Investment Manager for
                                                        Derivative Securities
         Joel M. Steinberg                              Senior Vice President and Chief Actuary
         Stephen N. Steinig                             Senior Vice President and Actuary
         Mark W. Talgo                                  Senior Vice President
         David Harland                                  Deputy General Counsel
         Howard Anderson                                First Vice President
         Gary J. Miller                                 First Vice President
         Michael M. Oleske                              First Vice President
         John M. Swenson                                First Vice President
         David Bangs                                    Vice President
         Patricia Barbari                               Vice President
         Joseph Bennett                                 Vice President
         Scott Berlin                                   Vice President and Actuary
         Stephen A. Bloom                               Vice President and Chief Underwriter
         David W. Bott                                  Vice President
         David Boyle                                    Vice President
         William J. Burns                               Vice President
         William Cheng                                  Vice President
         Camille Condon                                 Vice President and Controller
         Paul K. Cunningham                             Vice President
         Karen Dann                                     Vice President
         Kathleen A. Donnelly                           Vice President
         Mark A. Gomez                                  Vice President and Associate General Counsel
         Jane L. Hamrick                                Vice President
         Joseph Hynes                                   Vice President
         Robert Hynes                                   Vice President
         Minas C. Joannides, M.D.                       Vice President and Medical Director
         David Krystel                                  Vice President
         Edward Linder                                  Vice President
         Daniel J. McKillop                             Vice President
         Jacqueline O' Leary                            Vice President
         Micheal J. Oliviero                            Vice President - Tax
         Andrew N. Reiss                                Vice President and National Sales Manager
         Dorothea Rodd                                  Vice President
         Janis C. Rubin                                 Vice President
         Gary W. Scofield                               Vice President
         Irwin Silber                                   Vice President and Actuary
         Georgene Sfraga Panza                          Vice President
         Thomas J. Troeller                             Vice President and Attorney
         Richard M. Walsh                               Vice President
         Michael A Watson                               Vice President and Deputy General Counsel
         Elane Williams                                 Vice President
         Robert Ziegler                                 Vice President
         Richard W. Zuccaro                             Vice President
         Catherine A. Marrion                           Secretary

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
Eclipse Funds Inc.(1)                                                  Maryland


Eclipse Funds(1)                                                       Massachusetts

The MainStay Funds(1)                                                  Massachusetts

New York Life Investment Management Institutional Funds(1)             Delaware

McMorgan Funds(1)                                                      Delaware

MainStay VP Series Fund, Inc.(1)(2)                                    Maryland

Monitor Capital Advisors Funds, LLC (3)                                Delaware

New York Life Insurance and Annuity Corporation                        Delaware

NYLIFE LLC                                                             Delaware
     Avanti Corporate Health Systems, Inc.                             Delaware
        Avanti of the District, Inc.                                   Maryland
     Eagle Strategies Corp.                                            Arizona

--------

         (1) Registered investment company as to which New York Life ("NYL") and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of NYL and is included for informational purposes only.

         (2) New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.

         (3) New York Life Investment Management LLC provides management services to Monitor Capital Advisors Funds, LLC (Large Cap Equity Index Fund), which is a Delaware limited liability company designed to provide investment results that correspond to the total return performance of the S&P 500 Composite Stock Index. The sole investor in this limited liability company is New York Life.


--------

(+) By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-6.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     New York Life Capital Corporation                                 Delaware
     New York Life International Investment Inc.                       Delaware
         Monetary Research Ltd.                                        Bermuda
         NYL Management Limited                                        United Kingdom
     New York Life International Investment Asia Ltd.                  Mauritius
     NYLUK I Company                                                   United Kingdom
         New York Life (U.K.) Limited                                  United Kingdom

         NYLUK II Company                                              United Kingdom
             Gresham Mortgage                                          United Kingdom
             Gresham Unit Trust Managers                               United Kingdom
             W Construction Company                                    United Kingdom
             WUT                                                       United Kingdom
             WIM (AIM)                                                 United Kingdom
             WLIC                                                      United Kingdom
             W(UK)HC Limited                                           United Kingdom
             W Financial Services                                      United Kingdom
             W Home Loans                                              United Kingdom
             W Trust Managers                                          United Kingdom
             WIM                                                       United Kingdom
             WFMI                                                      United Kingdom
     New York Life Trust Company                                       New York
     New York Life Trust Company, FSB                                  Federal Savings Bank
     NYL Executive Benefits LLC                                        Delaware

                                                                           Jurisdiction of           Percent of Voting
Name                                                                       Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     WellPath of Arizona Reinsurance Company                               Arizona
     NYLCare NC Holdings, Inc.                                             Delaware
     NYLIFE Securities Inc.                                                New York
     NYLIFE Structured Asset Management Company Ltd.                       Texas

     NYLINK Insurance Agency Incorporated                                  Delaware
         NYLINK Insurance Agency of Alabama, Incorporated                  Alabama
         NYLINK Insurance Agency of Hawaii, Incorporated                   Hawaii
         NYLINK Insurance Agency of Massachusetts, Incorporated            Massachusetts
         NYLINK Insurance Agency of Montana, Incorporated                  Montana
         NYLINK Insurance Agency of Nevada, Incorporated                   Nevada

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
    (NYLINK Insurance Agency subsidiaries cont.)
         NYLINK Insurance Agency of New Mexico, Incorporated           New Mexico


         NYLINK Insurance Agency of Washington, Incorporated           Washington

         NYLINK Insurance Agency of Wyoming, Incorporated              Wyoming



New York Life Investment Management Holdings LLC                       Delaware

     NYLIM Service Company LLC                                         Delaware
     NYLCAP Manager LLC                                                Delaware
         New York Life Capital Partners, L.L.C.                        Delaware
         New York Life Capital Partners II, L.L.C.                     Delaware
         NYLIM Mezzanine GenPar Partners GP, LLC                       Delaware
     MacKay Shields LLC                                                Delaware
         MacKay Shields General Partner (L/S) LLC                      Delaware
     NYLIFE Distributors Inc.                                          Delaware
     New York Life Investment Management LLC                           Delaware
         New York Life Investment Management (U.K.) Limited            United Kingdom
         NYLIM GP, LLC                                                 Delaware
     Madison Capital Funding LLC                                       Delaware
     McMorgan & Company LLC                                            Delaware
     NYLIM Real Estate Inc.                                            Delaware
NYLIFE Insurance Company of Arizona                                    Arizona
New York Life International, Inc.                                      Delaware
    New York Life Insurance Taiwan Corporation                         Taiwan
    NYLI Holdings (Argentina) S.R.L.                                   Argentina
New York Life International, LLC                                       Delaware
    New York Life Worldwide Capital, Inc.                              Delaware
        Fianzas Monterrey, S.A.                                        Mexico                  99.95%
              Operada FMA, S.A. de C.V.                                Mexico                     99%
    NYLIFE Thailand, Inc.                                              Delaware
       Siam Commercial New York Life Insurance Public Company          Thailand                69.02%
          Limited (4)
    New York Life Securities Investment Consulting Co. Ltd.            Taiwan
    New York Life Insurance Worldwide Limited                          Bermuda
    New York Life Insurance Limited                                    South Korea
    New York Life International India Fund (Mauritius) LLC             Mauritius                  90%
    NYLI-VB Asset Management Co. (Mauritius) LLC                       Mauritius                  90%
    New York Life International Holdings Limited                       Mauritius                  75%
    New York Life Insurance (Philippines), Inc.                        Philippines
    Seguros Monterrey New York Life, S.A. de C.V.                      Mexico                 99.995%
         Centro de Capacitacion Monterrey, A.C.                        Mexico                 99.791%

    NYL International Reinsurance Company Ltd.                         Bermuda
New York Life BioVenture Partners LLC                                  Delaware
Silver Spring, LLC                                                     Delaware
Biris Holdings LLC.                                                    Delaware
Haier New York Life Insurance Company Limited                          People's Republic of China 50%
New York Life Short Term Bond

         (4) Held through controlled Thai nominee holding company.

ITEM 27. NUMBER OF CONTRACT OWNERS


     As of September 30, 2004, there were approximately 58,212 owners of Qualified Policies offered under NYLIAC Variable Annuity Separate Account-II.


ITEM 28. INDEMNIFICATION

     Reference is made to Article VIII of the Depositor's By-Laws.

     New York Life maintains Directors and Officers Liability/Company Reimbursement ("D&O") insurance which covers directors, officers and trustees of New York Life, its subsidiaries, and its subsidiaries and certain affiliates including the Depositor while acting in their capacity as such. The total annual aggregate of D&O coverage is $150 million applicable to all insureds under the D&O policies. There is no assurance that such coverage will be maintained by New York Life or for the Depositor in the future as, in the past, there have been large variances in the availability of D&O insurance for financial institutions.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Investment companies (other than the Registrant) for which NYLIFE Distributors LLC is currently acting as underwriter:

         NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I

         NYLIAC MFA Separate Account-I
         NYLIAC MFA Separate Account-II
         NYLIAC Variable Annuity Separate Account-I
         NYLIAC Variable Annuity Separate Account-III
         NYLIAC Variable Annuity Separate Account-IV
         NYLIAC Variable Universal Life Separate Account-I
         NYLIAC VLI Separate Account
         Eclipse Funds
         MainStay Funds
         MainStay VP Series Fund
         McMorgan Funds
         NYLIM Institutional Funds

     (b) Directors and Officers.

     The business address of each director and officer of NYLIFE Distributors LLC is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.


     Names of Directors and Officers  Positions and Offices with Underwriter
     -------------------------------  --------------------------------------
     Jefferson C. Boyce               Manager
     Michael G. Gallo                 Manager and Senior Vice President
     Phillip J. Hildebrand            Manager
     Robert D. Rock                   Manager and Senior Vice President
     Stephen C. Roussin               Manager, Chairman and President
     Robert E. Brady                  Manager and Vice President
     Patrick P. Boyle                 Senior Vice President
     Marc Brookman                    Senior Vice President
     Derek Burke                      Chief Compliance Officer
     Jay S. Calhoun                   Senior Vice President and Treasurer
     Thomas J. Warga                  Senior Vice President and
                                      General Auditor
     Barbara McInerney                Senior Vice President
     Wendy Fishler                    Senior Vice President
     Stanley Metheney                 Senior Vice President
     David J. Krystel                 Vice President
     Linda M. Livornese               Vice President
     Michael Quatela                  Vice President
     Nathan Ronen                     Vice President
     Richard Zuccaro                  Vice President
     Albert Leier                     Vice President - Financial Operations
                                      and Chief Financial Officer
     Scott T. Harrington              Corporate Vice President
     Arphiela Arizmendi               Corporate Vice President
     Antoinette B. Cirillo            Corporate Vice President
     Thomas J. Murray, Jr.            Corporate Vice President
     Robert A. Anselmi                Secretary


     (c) Commissions and Other Compensation

         Name of             New Underwriting         Compensation on
        Principal              Discounts and           Redemption or             Brokerage
       Underwriter              Commissions            Annuitization            Commission             Compensation
       -----------              -----------            -------------            ----------             ------------
NYLIFE Distributors
Inc.                                -0-                     -0-                     -0-                     -0-

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

    All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life - Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.


ITEM 31. MANAGEMENT SERVICES - Not applicable.


ITEM 32. UNDERTAKINGS -
Registrant hereby undertakes:

         (a) to a file post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

          (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

    REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES

    New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of the NYLIAC Variable Annuity Separate Account-II, hereby represents that the fees and charges deducted under the NYLIAC New York Life LifeStages Flexible Premium Variable Annuity (formerly named NYLIAC Variable Annuity) Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

SECTION 403(b) REPRESENTATIONS

    Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York on this 3rd day of November, 2004.




                                         NYLIAC VARIABLE ANNUITY
                                         SEPARATE ACCOUNT-II
                                              (Registrant)



                                         By /s/ Edward P. Linder
                                         -----------------------
                                         Edward P. Linder
                                         Vice President



                                         NEW YORK LIFE INSURANCE AND
                                         ANNUITY CORPORATION
                                         (Depositor)


                                         By /s/ Edward P. Linder
                                         -----------------------
                                         Edward P. Linder
                                         Vice President


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


     Frank M. Boccio*                       Director

     Carmela Condon*                        Vice President and Controller
                                            (Principal Accounting Officer)

     Michael G. Gallo*                      Director

     Solomon Goldfinger*                    Director and Chief Financial Officer

     Phillip J. Hildebrand*                 Director

     Theodore A. Mathas*                    Director

     John R. Meyer*                         Director

     Paul B. Morris*                        Director

     Anne F. Pollack*                       Director

     Robert D. Rock*                        Director

     Frederick J. Sievert*                  Director and President (Principal
                                            Executive Officer)

     Seymour Sternberg*                     Director

     Michael E. Sproule*                    Director




*By /s/ Edward P. Linder
    ------------------------
     Edward P. Linder
     Attorney-in-Fact
     November 3, 2004


*Pursuant to Powers of Attorney previously filed.

                                 EXHIBIT INDEX



Exhibit Number           Description

(9)                      Opinion and Consent of Thomas F. English, Esq.

(10)(a)                  Consent of PricewaterhouseCoopers LLP